As filed with the Securities and Exchange Commission on May 1, 2025

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00582

NEUBERGER BERMAN EQUITY FUNDS
(Exact Name of Registrant as specified in charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)

Joseph V. Amato
Chief Executive Officer and President
Neuberger Berman Equity Funds
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002

Lori L. Schneider, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C.  20006-1600
 (Names and Addresses of agents for service)

Registrant's telephone number, including area code: (212) 476-8800

Date of fiscal year end: August 31

Date of reporting period: February 28, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Shareholders.

(a)	Following are copies of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.
Neuberger Berman

Dividend Growth Fund

Semi-Annual Shareholder Report

February 28, 2025

Institutional Class: NDGIX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/dividendgrowth. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$35	0.69%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$101,492,358
Number of Portfolio Holdings	56
Portfolio Turnover Rate	7%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Siemens Energy AG	5.3%
Microsoft Corp.	3.8%
Analog Devices, Inc.	3.6%
Amphenol Corp. Class A	3.5%
Apple, Inc.	3.4%
Cie Financiere Richemont SA Class A	3.3%
JPMorgan Chase & Co.	3.0%
Applied Materials, Inc.	2.9%
Electronic Arts, Inc.	2.7%
Charles Schwab Corp.	2.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	24.2%
Financials	16.9%
Industrials	11.0%
Health Care	11.0%
Consumer Discretionary	8.4%
Communication Services	7.1%
Consumer Staples	6.5%
Materials	4.1%
Energy	3.9%
Real Estate	3.1%
Utilities	2.8%
Short-Term Investments	1.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/dividendgrowth.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0007 04/25

Neuberger Berman

Dividend Growth Fund

Semi-Annual Shareholder Report

February 28, 2025

Class A: NDGAX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/dividendgrowth. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$53	1.05%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$101,492,358
Number of Portfolio Holdings	56
Portfolio Turnover Rate	7%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Siemens Energy AG	5.3%
Microsoft Corp.	3.8%
Analog Devices, Inc.	3.6%
Amphenol Corp. Class A	3.5%
Apple, Inc.	3.4%
Cie Financiere Richemont SA Class A	3.3%
JPMorgan Chase & Co.	3.0%
Applied Materials, Inc.	2.9%
Electronic Arts, Inc.	2.7%
Charles Schwab Corp.	2.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	24.2%
Financials	16.9%
Industrials	11.0%
Health Care	11.0%
Consumer Discretionary	8.4%
Communication Services	7.1%
Consumer Staples	6.5%
Materials	4.1%
Energy	3.9%
Real Estate	3.1%
Utilities	2.8%
Short-Term Investments	1.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/dividendgrowth.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0005 04/25

Neuberger Berman

Dividend Growth Fund

Semi-Annual Shareholder Report

February 28, 2025

Class C: NDGCX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/dividendgrowth. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$91	1.80%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$101,492,358
Number of Portfolio Holdings	56
Portfolio Turnover Rate	7%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Siemens Energy AG	5.3%
Microsoft Corp.	3.8%
Analog Devices, Inc.	3.6%
Amphenol Corp. Class A	3.5%
Apple, Inc.	3.4%
Cie Financiere Richemont SA Class A	3.3%
JPMorgan Chase & Co.	3.0%
Applied Materials, Inc.	2.9%
Electronic Arts, Inc.	2.7%
Charles Schwab Corp.	2.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	24.2%
Financials	16.9%
Industrials	11.0%
Health Care	11.0%
Consumer Discretionary	8.4%
Communication Services	7.1%
Consumer Staples	6.5%
Materials	4.1%
Energy	3.9%
Real Estate	3.1%
Utilities	2.8%
Short-Term Investments	1.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/dividendgrowth.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0008 04/25

Neuberger Berman

Dividend Growth Fund

Semi-Annual Shareholder Report

February 28, 2025

Class R6: NRDGX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/dividendgrowth. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$30	0.59%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$101,492,358
Number of Portfolio Holdings	56
Portfolio Turnover Rate	7%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Siemens Energy AG	5.3%
Microsoft Corp.	3.8%
Analog Devices, Inc.	3.6%
Amphenol Corp. Class A	3.5%
Apple, Inc.	3.4%
Cie Financiere Richemont SA Class A	3.3%
JPMorgan Chase & Co.	3.0%
Applied Materials, Inc.	2.9%
Electronic Arts, Inc.	2.7%
Charles Schwab Corp.	2.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	24.2%
Financials	16.9%
Industrials	11.0%
Health Care	11.0%
Consumer Discretionary	8.4%
Communication Services	7.1%
Consumer Staples	6.5%
Materials	4.1%
Energy	3.9%
Real Estate	3.1%
Utilities	2.8%
Short-Term Investments	1.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/dividendgrowth.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0006 04/25

Neuberger Berman

Emerging Markets Equity Fund

Semi-Annual Shareholder Report

February 28, 2025

Institutional Class: NEMIX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/EME. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$57	1.15%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$187,294,407
Number of Portfolio Holdings	97
Portfolio Turnover Rate	36%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%
Tencent Holdings Ltd.	6.1%
Alibaba Group Holding Ltd.	3.7%
State Street Institutional Treasury Money Market Fund Premier Class	3.3%
Gupshup, Inc.	1.9%
Meituan Class B	1.8%
Samsung Electronics Co. Ltd.	1.7%
Al Rajhi Bank	1.6%
Xiaomi Corp. Class B	1.5%
China Construction Bank Corp. Class H	1.5%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	29.5%
Financials	18.3%
Consumer Discretionary	15.6%
Industrials	11.3%
Communication Services	8.7%
Materials	3.4%
Consumer Staples	2.6%
Health Care	2.5%
Energy	2.4%
Real Estate	1.3%
Utilities	1.1%
Short-Term Investments	3.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

China	28.8%
India	22.0%
Taiwan	15.3%
Korea	7.3%
Brazil	5.3%
United States	4.7%
United Arab Emirates	2.1%
Hungary	1.9%
South Africa	1.9%
Mexico	1.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/EME.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0018 04/25

Neuberger Berman

Emerging Markets Equity Fund

Semi-Annual Shareholder Report

February 28, 2025

Class A: NEMAX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/EME. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$70	1.40%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$187,294,407
Number of Portfolio Holdings	97
Portfolio Turnover Rate	36%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%
Tencent Holdings Ltd.	6.1%
Alibaba Group Holding Ltd.	3.7%
State Street Institutional Treasury Money Market Fund Premier Class	3.3%
Gupshup, Inc.	1.9%
Meituan Class B	1.8%
Samsung Electronics Co. Ltd.	1.7%
Al Rajhi Bank	1.6%
Xiaomi Corp. Class B	1.5%
China Construction Bank Corp. Class H	1.5%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	29.5%
Financials	18.3%
Consumer Discretionary	15.6%
Industrials	11.3%
Communication Services	8.7%
Materials	3.4%
Consumer Staples	2.6%
Health Care	2.5%
Energy	2.4%
Real Estate	1.3%
Utilities	1.1%
Short-Term Investments	3.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

China	28.8%
India	22.0%
Taiwan	15.3%
Korea	7.3%
Brazil	5.3%
United States	4.7%
United Arab Emirates	2.1%
Hungary	1.9%
South Africa	1.9%
Mexico	1.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/EME.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0014 04/25

Neuberger Berman

Emerging Markets Equity Fund

Semi-Annual Shareholder Report

February 28, 2025

Class C: NEMCX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/EME. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$107	2.15%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$187,294,407
Number of Portfolio Holdings	97
Portfolio Turnover Rate	36%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%
Tencent Holdings Ltd.	6.1%
Alibaba Group Holding Ltd.	3.7%
State Street Institutional Treasury Money Market Fund Premier Class	3.3%
Gupshup, Inc.	1.9%
Meituan Class B	1.8%
Samsung Electronics Co. Ltd.	1.7%
Al Rajhi Bank	1.6%
Xiaomi Corp. Class B	1.5%
China Construction Bank Corp. Class H	1.5%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	29.5%
Financials	18.3%
Consumer Discretionary	15.6%
Industrials	11.3%
Communication Services	8.7%
Materials	3.4%
Consumer Staples	2.6%
Health Care	2.5%
Energy	2.4%
Real Estate	1.3%
Utilities	1.1%
Short-Term Investments	3.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

China	28.8%
India	22.0%
Taiwan	15.3%
Korea	7.3%
Brazil	5.3%
United States	4.7%
United Arab Emirates	2.1%
Hungary	1.9%
South Africa	1.9%
Mexico	1.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/EME.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0017 04/25

Neuberger Berman

Emerging Markets Equity Fund

Semi-Annual Shareholder Report

February 28, 2025

Class R3: NEMRX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/EME. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R3	$90	1.81%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$187,294,407
Number of Portfolio Holdings	97
Portfolio Turnover Rate	36%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%
Tencent Holdings Ltd.	6.1%
Alibaba Group Holding Ltd.	3.7%
State Street Institutional Treasury Money Market Fund Premier Class	3.3%
Gupshup, Inc.	1.9%
Meituan Class B	1.8%
Samsung Electronics Co. Ltd.	1.7%
Al Rajhi Bank	1.6%
Xiaomi Corp. Class B	1.5%
China Construction Bank Corp. Class H	1.5%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	29.5%
Financials	18.3%
Consumer Discretionary	15.6%
Industrials	11.3%
Communication Services	8.7%
Materials	3.4%
Consumer Staples	2.6%
Health Care	2.5%
Energy	2.4%
Real Estate	1.3%
Utilities	1.1%
Short-Term Investments	3.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

China	28.8%
India	22.0%
Taiwan	15.3%
Korea	7.3%
Brazil	5.3%
United States	4.7%
United Arab Emirates	2.1%
Hungary	1.9%
South Africa	1.9%
Mexico	1.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/EME.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0015 04/25

Neuberger Berman

Emerging Markets Equity Fund

Semi-Annual Shareholder Report

February 28, 2025

Class R6: NREMX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/EME. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$52	1.05%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$187,294,407
Number of Portfolio Holdings	97
Portfolio Turnover Rate	36%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%
Tencent Holdings Ltd.	6.1%
Alibaba Group Holding Ltd.	3.7%
State Street Institutional Treasury Money Market Fund Premier Class	3.3%
Gupshup, Inc.	1.9%
Meituan Class B	1.8%
Samsung Electronics Co. Ltd.	1.7%
Al Rajhi Bank	1.6%
Xiaomi Corp. Class B	1.5%
China Construction Bank Corp. Class H	1.5%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	29.5%
Financials	18.3%
Consumer Discretionary	15.6%
Industrials	11.3%
Communication Services	8.7%
Materials	3.4%
Consumer Staples	2.6%
Health Care	2.5%
Energy	2.4%
Real Estate	1.3%
Utilities	1.1%
Short-Term Investments	3.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

China	28.8%
India	22.0%
Taiwan	15.3%
Korea	7.3%
Brazil	5.3%
United States	4.7%
United Arab Emirates	2.1%
Hungary	1.9%
South Africa	1.9%
Mexico	1.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/EME.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0016 04/25

Neuberger Berman

Equity Income Fund

Semi-Annual Shareholder Report

February 28, 2025

Institutional Class: NBHIX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/equityincome. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$37	0.72%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$942,019,366
Number of Portfolio Holdings	67
Portfolio Turnover Rate	16%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Agnico Eagle Mines Ltd.	3.7%
International Business Machines Corp.	3.1%
Wells Fargo & Co.	3.0%
Ferrovial SE	3.0%
JPMorgan Chase & Co.	3.0%
Brixmor Property Group, Inc.	2.9%
AstraZeneca PLC ADR	2.8%
Paychex, Inc.	2.4%
Exxon Mobil Corp.	2.4%
American International Group, Inc.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	16.3%
Financials	15.4%
Utilities	11.0%
Materials	8.6%
Energy	8.3%
Health Care	8.3%
Real Estate	7.9%
Consumer Discretionary	7.4%
Information Technology	7.2%
Consumer Staples	5.2%
Communication Services	4.3%
Short-Term Investments	0.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/equityincome.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0028 04/25

Neuberger Berman

Equity Income Fund

Semi-Annual Shareholder Report

February 28, 2025

Class A: NBHAX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/equityincome. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$55	1.08%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$942,019,366
Number of Portfolio Holdings	67
Portfolio Turnover Rate	16%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Agnico Eagle Mines Ltd.	3.7%
International Business Machines Corp.	3.1%
Wells Fargo & Co.	3.0%
Ferrovial SE	3.0%
JPMorgan Chase & Co.	3.0%
Brixmor Property Group, Inc.	2.9%
AstraZeneca PLC ADR	2.8%
Paychex, Inc.	2.4%
Exxon Mobil Corp.	2.4%
American International Group, Inc.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	16.3%
Financials	15.4%
Utilities	11.0%
Materials	8.6%
Energy	8.3%
Health Care	8.3%
Real Estate	7.9%
Consumer Discretionary	7.4%
Information Technology	7.2%
Consumer Staples	5.2%
Communication Services	4.3%
Short-Term Investments	0.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/equityincome.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0024 04/25

Neuberger Berman

Equity Income Fund

Semi-Annual Shareholder Report

February 28, 2025

Class C: NBHCX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/equityincome. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$93	1.83%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$942,019,366
Number of Portfolio Holdings	67
Portfolio Turnover Rate	16%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Agnico Eagle Mines Ltd.	3.7%
International Business Machines Corp.	3.1%
Wells Fargo & Co.	3.0%
Ferrovial SE	3.0%
JPMorgan Chase & Co.	3.0%
Brixmor Property Group, Inc.	2.9%
AstraZeneca PLC ADR	2.8%
Paychex, Inc.	2.4%
Exxon Mobil Corp.	2.4%
American International Group, Inc.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	16.3%
Financials	15.4%
Utilities	11.0%
Materials	8.6%
Energy	8.3%
Health Care	8.3%
Real Estate	7.9%
Consumer Discretionary	7.4%
Information Technology	7.2%
Consumer Staples	5.2%
Communication Services	4.3%
Short-Term Investments	0.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/equityincome.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0027 04/25

Neuberger Berman

Equity Income Fund

Semi-Annual Shareholder Report

February 28, 2025

Class R3: NBHRX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/equityincome. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R3	$69	1.36%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$942,019,366
Number of Portfolio Holdings	67
Portfolio Turnover Rate	16%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Agnico Eagle Mines Ltd.	3.7%
International Business Machines Corp.	3.1%
Wells Fargo & Co.	3.0%
Ferrovial SE	3.0%
JPMorgan Chase & Co.	3.0%
Brixmor Property Group, Inc.	2.9%
AstraZeneca PLC ADR	2.8%
Paychex, Inc.	2.4%
Exxon Mobil Corp.	2.4%
American International Group, Inc.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	16.3%
Financials	15.4%
Utilities	11.0%
Materials	8.6%
Energy	8.3%
Health Care	8.3%
Real Estate	7.9%
Consumer Discretionary	7.4%
Information Technology	7.2%
Consumer Staples	5.2%
Communication Services	4.3%
Short-Term Investments	0.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/equityincome.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0026 04/25

Neuberger Berman

Equity Income Fund

Semi-Annual Shareholder Report

February 28, 2025

Class E: NBHEX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/equityincome. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class E	$3	0.05%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$942,019,366
Number of Portfolio Holdings	67
Portfolio Turnover Rate	16%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Agnico Eagle Mines Ltd.	3.7%
International Business Machines Corp.	3.1%
Wells Fargo & Co.	3.0%
Ferrovial SE	3.0%
JPMorgan Chase & Co.	3.0%
Brixmor Property Group, Inc.	2.9%
AstraZeneca PLC ADR	2.8%
Paychex, Inc.	2.4%
Exxon Mobil Corp.	2.4%
American International Group, Inc.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	16.3%
Financials	15.4%
Utilities	11.0%
Materials	8.6%
Energy	8.3%
Health Care	8.3%
Real Estate	7.9%
Consumer Discretionary	7.4%
Information Technology	7.2%
Consumer Staples	5.2%
Communication Services	4.3%
Short-Term Investments	0.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/equityincome.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0025 04/25

Neuberger Berman

Focus Fund

Semi-Annual Shareholder Report

February 28, 2025

Investor Class: NBSSX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/focus. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$46	0.89%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$747,003,013
Number of Portfolio Holdings	49
Portfolio Turnover Rate	7%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Amazon.com, Inc.	5.9%
Meta Platforms, Inc. Class A	5.4%
Boston Scientific Corp.	4.5%
Microsoft Corp.	4.4%
Deutsche Telekom AG	4.3%
Apple, Inc.	4.0%
NVIDIA Corp.	4.0%
Alphabet, Inc. Class C	3.7%
Adyen NV	3.4%
Airbus SE	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	28.1%
Communication Services	13.4%
Consumer Discretionary	12.8%
Financials	12.5%
Health Care	10.1%
Industrials	9.9%
Materials	3.7%
Consumer Staples	3.3%
Energy	1.9%
Utilities	1.5%
Short-Term Investments	2.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/focus.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0035 04/25

Neuberger Berman

Focus Fund

Semi-Annual Shareholder Report

February 28, 2025

Trust Class: NBFCX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/focus. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Trust Class	$57	1.10%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$747,003,013
Number of Portfolio Holdings	49
Portfolio Turnover Rate	7%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Amazon.com, Inc.	5.9%
Meta Platforms, Inc. Class A	5.4%
Boston Scientific Corp.	4.5%
Microsoft Corp.	4.4%
Deutsche Telekom AG	4.3%
Apple, Inc.	4.0%
NVIDIA Corp.	4.0%
Alphabet, Inc. Class C	3.7%
Adyen NV	3.4%
Airbus SE	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	28.1%
Communication Services	13.4%
Consumer Discretionary	12.8%
Financials	12.5%
Health Care	10.1%
Industrials	9.9%
Materials	3.7%
Consumer Staples	3.3%
Energy	1.9%
Utilities	1.5%
Short-Term Investments	2.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/focus.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0036 04/25

Neuberger Berman

Focus Fund

Semi-Annual Shareholder Report

February 28, 2025

Advisor Class: NBFAX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/focus. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Advisor Class	$77	1.49%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$747,003,013
Number of Portfolio Holdings	49
Portfolio Turnover Rate	7%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Amazon.com, Inc.	5.9%
Meta Platforms, Inc. Class A	5.4%
Boston Scientific Corp.	4.5%
Microsoft Corp.	4.4%
Deutsche Telekom AG	4.3%
Apple, Inc.	4.0%
NVIDIA Corp.	4.0%
Alphabet, Inc. Class C	3.7%
Adyen NV	3.4%
Airbus SE	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	28.1%
Communication Services	13.4%
Consumer Discretionary	12.8%
Financials	12.5%
Health Care	10.1%
Industrials	9.9%
Materials	3.7%
Consumer Staples	3.3%
Energy	1.9%
Utilities	1.5%
Short-Term Investments	2.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/focus.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0040 04/25

Neuberger Berman

Focus Fund

Semi-Annual Shareholder Report

February 28, 2025

Institutional Class: NFALX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/focus. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$39	0.75%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$747,003,013
Number of Portfolio Holdings	49
Portfolio Turnover Rate	7%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Amazon.com, Inc.	5.9%
Meta Platforms, Inc. Class A	5.4%
Boston Scientific Corp.	4.5%
Microsoft Corp.	4.4%
Deutsche Telekom AG	4.3%
Apple, Inc.	4.0%
NVIDIA Corp.	4.0%
Alphabet, Inc. Class C	3.7%
Adyen NV	3.4%
Airbus SE	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	28.1%
Communication Services	13.4%
Consumer Discretionary	12.8%
Financials	12.5%
Health Care	10.1%
Industrials	9.9%
Materials	3.7%
Consumer Staples	3.3%
Energy	1.9%
Utilities	1.5%
Short-Term Investments	2.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/focus.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0039 04/25

Neuberger Berman

Focus Fund

Semi-Annual Shareholder Report

February 28, 2025

Class A: NFAAX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/focus. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$57	1.11%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$747,003,013
Number of Portfolio Holdings	49
Portfolio Turnover Rate	7%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Amazon.com, Inc.	5.9%
Meta Platforms, Inc. Class A	5.4%
Boston Scientific Corp.	4.5%
Microsoft Corp.	4.4%
Deutsche Telekom AG	4.3%
Apple, Inc.	4.0%
NVIDIA Corp.	4.0%
Alphabet, Inc. Class C	3.7%
Adyen NV	3.4%
Airbus SE	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	28.1%
Communication Services	13.4%
Consumer Discretionary	12.8%
Financials	12.5%
Health Care	10.1%
Industrials	9.9%
Materials	3.7%
Consumer Staples	3.3%
Energy	1.9%
Utilities	1.5%
Short-Term Investments	2.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/focus.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0037 04/25

Neuberger Berman

Focus Fund

Semi-Annual Shareholder Report

February 28, 2025

Class C: NFACX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/focus. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$96	1.86%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$747,003,013
Number of Portfolio Holdings	49
Portfolio Turnover Rate	7%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Amazon.com, Inc.	5.9%
Meta Platforms, Inc. Class A	5.4%
Boston Scientific Corp.	4.5%
Microsoft Corp.	4.4%
Deutsche Telekom AG	4.3%
Apple, Inc.	4.0%
NVIDIA Corp.	4.0%
Alphabet, Inc. Class C	3.7%
Adyen NV	3.4%
Airbus SE	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	28.1%
Communication Services	13.4%
Consumer Discretionary	12.8%
Financials	12.5%
Health Care	10.1%
Industrials	9.9%
Materials	3.7%
Consumer Staples	3.3%
Energy	1.9%
Utilities	1.5%
Short-Term Investments	2.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/focus.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0038 04/25

Neuberger Berman

Genesis Fund

Semi-Annual Shareholder Report

February 28, 2025

Investor Class: NBGNX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/genesis. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$48	0.99%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$9,803,480,144
Number of Portfolio Holdings	114
Portfolio Turnover Rate	10%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Valmont Industries, Inc.	2.2%
RBC Bearings, Inc.	2.1%
Chemed Corp.	1.9%
Texas Roadhouse, Inc.	1.8%
Lattice Semiconductor Corp.	1.8%
FirstService Corp.	1.8%
Commvault Systems, Inc.	1.7%
Kirby Corp.	1.6%
Nexstar Media Group, Inc. Class A	1.6%
Eagle Materials, Inc.	1.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	34.6%
Information Technology	17.5%
Financials	14.9%
Consumer Discretionary	8.7%
Health Care	7.6%
Energy	5.5%
Materials	3.6%
Real Estate	2.4%
Utilities	2.1%
Communication Services	1.7%
Consumer Staples	1.0%
Short-Term Investments	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/genesis.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0048 04/25

Neuberger Berman

Genesis Fund

Semi-Annual Shareholder Report

February 28, 2025

Trust Class: NBGEX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/genesis. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Trust Class	$52	1.08%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$9,803,480,144
Number of Portfolio Holdings	114
Portfolio Turnover Rate	10%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Valmont Industries, Inc.	2.2%
RBC Bearings, Inc.	2.1%
Chemed Corp.	1.9%
Texas Roadhouse, Inc.	1.8%
Lattice Semiconductor Corp.	1.8%
FirstService Corp.	1.8%
Commvault Systems, Inc.	1.7%
Kirby Corp.	1.6%
Nexstar Media Group, Inc. Class A	1.6%
Eagle Materials, Inc.	1.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	34.6%
Information Technology	17.5%
Financials	14.9%
Consumer Discretionary	8.7%
Health Care	7.6%
Energy	5.5%
Materials	3.6%
Real Estate	2.4%
Utilities	2.1%
Communication Services	1.7%
Consumer Staples	1.0%
Short-Term Investments	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/genesis.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0049 04/25

Neuberger Berman

Genesis Fund

Semi-Annual Shareholder Report

February 28, 2025

Advisor Class: NBGAX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/genesis. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Advisor Class	$65	1.34%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$9,803,480,144
Number of Portfolio Holdings	114
Portfolio Turnover Rate	10%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Valmont Industries, Inc.	2.2%
RBC Bearings, Inc.	2.1%
Chemed Corp.	1.9%
Texas Roadhouse, Inc.	1.8%
Lattice Semiconductor Corp.	1.8%
FirstService Corp.	1.8%
Commvault Systems, Inc.	1.7%
Kirby Corp.	1.6%
Nexstar Media Group, Inc. Class A	1.6%
Eagle Materials, Inc.	1.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	34.6%
Information Technology	17.5%
Financials	14.9%
Consumer Discretionary	8.7%
Health Care	7.6%
Energy	5.5%
Materials	3.6%
Real Estate	2.4%
Utilities	2.1%
Communication Services	1.7%
Consumer Staples	1.0%
Short-Term Investments	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/genesis.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0052 04/25

Neuberger Berman

Genesis Fund

Semi-Annual Shareholder Report

February 28, 2025

Institutional Class: NBGIX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/genesis. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$40	0.83%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$9,803,480,144
Number of Portfolio Holdings	114
Portfolio Turnover Rate	10%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Valmont Industries, Inc.	2.2%
RBC Bearings, Inc.	2.1%
Chemed Corp.	1.9%
Texas Roadhouse, Inc.	1.8%
Lattice Semiconductor Corp.	1.8%
FirstService Corp.	1.8%
Commvault Systems, Inc.	1.7%
Kirby Corp.	1.6%
Nexstar Media Group, Inc. Class A	1.6%
Eagle Materials, Inc.	1.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	34.6%
Information Technology	17.5%
Financials	14.9%
Consumer Discretionary	8.7%
Health Care	7.6%
Energy	5.5%
Materials	3.6%
Real Estate	2.4%
Utilities	2.1%
Communication Services	1.7%
Consumer Staples	1.0%
Short-Term Investments	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/genesis.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0050 04/25

Neuberger Berman

Genesis Fund

Semi-Annual Shareholder Report

February 28, 2025

Class R6: NRGSX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/genesis. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$35	0.73%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$9,803,480,144
Number of Portfolio Holdings	114
Portfolio Turnover Rate	10%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Valmont Industries, Inc.	2.2%
RBC Bearings, Inc.	2.1%
Chemed Corp.	1.9%
Texas Roadhouse, Inc.	1.8%
Lattice Semiconductor Corp.	1.8%
FirstService Corp.	1.8%
Commvault Systems, Inc.	1.7%
Kirby Corp.	1.6%
Nexstar Media Group, Inc. Class A	1.6%
Eagle Materials, Inc.	1.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	34.6%
Information Technology	17.5%
Financials	14.9%
Consumer Discretionary	8.7%
Health Care	7.6%
Energy	5.5%
Materials	3.6%
Real Estate	2.4%
Utilities	2.1%
Communication Services	1.7%
Consumer Staples	1.0%
Short-Term Investments	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/genesis.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0051 04/25

Neuberger Berman

Genesis Fund

Semi-Annual Shareholder Report

February 28, 2025

Class E: NRGEX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/genesis. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class E	$1	0.02%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$9,803,480,144
Number of Portfolio Holdings	114
Portfolio Turnover Rate	10%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Valmont Industries, Inc.	2.2%
RBC Bearings, Inc.	2.1%
Chemed Corp.	1.9%
Texas Roadhouse, Inc.	1.8%
Lattice Semiconductor Corp.	1.8%
FirstService Corp.	1.8%
Commvault Systems, Inc.	1.7%
Kirby Corp.	1.6%
Nexstar Media Group, Inc. Class A	1.6%
Eagle Materials, Inc.	1.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	34.6%
Information Technology	17.5%
Financials	14.9%
Consumer Discretionary	8.7%
Health Care	7.6%
Energy	5.5%
Materials	3.6%
Real Estate	2.4%
Utilities	2.1%
Communication Services	1.7%
Consumer Staples	1.0%
Short-Term Investments	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/genesis.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0047 04/25

Neuberger Berman

International Equity Fund

Semi-Annual Shareholder Report

February 28, 2025

Investor Class: NIQVX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/intlequity. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$53	1.07%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$1,055,203,752
Number of Portfolio Holdings	97
Portfolio Turnover Rate	25%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Novo Nordisk AS Class B	2.3%
Siemens AG	2.1%
AstraZeneca PLC	2.0%
LVMH Moet Hennessy Louis Vuitton SE	1.7%
NatWest Group PLC	1.6%
UniCredit SpA	1.6%
Barclays PLC	1.5%
Leonardo SpA	1.5%
Safran SA	1.4%
Heineken NV	1.4%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	25.7%
Financials	21.8%
Health Care	16.1%
Information Technology	14.8%
Consumer Staples	6.3%
Consumer Discretionary	5.9%
Communication Services	2.9%
Energy	2.3%
Materials	2.2%
Short-Term Investments	2.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

United Kingdom	23.7%
Japan	16.3%
Germany	10.1%
United States	8.7%
France	7.3%
Switzerland	6.9%
Netherlands	6.3%
Italy	4.5%
Denmark	3.2%
Sweden	2.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/intlequity.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0066 04/25

Neuberger Berman

International Equity Fund

Semi-Annual Shareholder Report

February 28, 2025

Trust Class: NIQTX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/intlequity. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Trust Class	$56	1.14%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$1,055,203,752
Number of Portfolio Holdings	97
Portfolio Turnover Rate	25%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Novo Nordisk AS Class B	2.3%
Siemens AG	2.1%
AstraZeneca PLC	2.0%
LVMH Moet Hennessy Louis Vuitton SE	1.7%
NatWest Group PLC	1.6%
UniCredit SpA	1.6%
Barclays PLC	1.5%
Leonardo SpA	1.5%
Safran SA	1.4%
Heineken NV	1.4%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	25.7%
Financials	21.8%
Health Care	16.1%
Information Technology	14.8%
Consumer Staples	6.3%
Consumer Discretionary	5.9%
Communication Services	2.9%
Energy	2.3%
Materials	2.2%
Short-Term Investments	2.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

United Kingdom	23.7%
Japan	16.3%
Germany	10.1%
United States	8.7%
France	7.3%
Switzerland	6.9%
Netherlands	6.3%
Italy	4.5%
Denmark	3.2%
Sweden	2.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/intlequity.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0067 04/25

Neuberger Berman

International Equity Fund

Semi-Annual Shareholder Report

February 28, 2025

Institutional Class: NBIIX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/intlequity. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$42	0.85%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$1,055,203,752
Number of Portfolio Holdings	97
Portfolio Turnover Rate	25%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Novo Nordisk AS Class B	2.3%
Siemens AG	2.1%
AstraZeneca PLC	2.0%
LVMH Moet Hennessy Louis Vuitton SE	1.7%
NatWest Group PLC	1.6%
UniCredit SpA	1.6%
Barclays PLC	1.5%
Leonardo SpA	1.5%
Safran SA	1.4%
Heineken NV	1.4%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	25.7%
Financials	21.8%
Health Care	16.1%
Information Technology	14.8%
Consumer Staples	6.3%
Consumer Discretionary	5.9%
Communication Services	2.9%
Energy	2.3%
Materials	2.2%
Short-Term Investments	2.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

United Kingdom	23.7%
Japan	16.3%
Germany	10.1%
United States	8.7%
France	7.3%
Switzerland	6.9%
Netherlands	6.3%
Italy	4.5%
Denmark	3.2%
Sweden	2.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/intlequity.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0059 04/25

Neuberger Berman

International Equity Fund

Semi-Annual Shareholder Report

February 28, 2025

Class A: NIQAX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/intlequity. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$59	1.21%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$1,055,203,752
Number of Portfolio Holdings	97
Portfolio Turnover Rate	25%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Novo Nordisk AS Class B	2.3%
Siemens AG	2.1%
AstraZeneca PLC	2.0%
LVMH Moet Hennessy Louis Vuitton SE	1.7%
NatWest Group PLC	1.6%
UniCredit SpA	1.6%
Barclays PLC	1.5%
Leonardo SpA	1.5%
Safran SA	1.4%
Heineken NV	1.4%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	25.7%
Financials	21.8%
Health Care	16.1%
Information Technology	14.8%
Consumer Staples	6.3%
Consumer Discretionary	5.9%
Communication Services	2.9%
Energy	2.3%
Materials	2.2%
Short-Term Investments	2.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

United Kingdom	23.7%
Japan	16.3%
Germany	10.1%
United States	8.7%
France	7.3%
Switzerland	6.9%
Netherlands	6.3%
Italy	4.5%
Denmark	3.2%
Sweden	2.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/intlequity.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0068 04/25

Neuberger Berman

International Equity Fund

Semi-Annual Shareholder Report

February 28, 2025

Class C: NIQCX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/intlequity. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$96	1.96%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$1,055,203,752
Number of Portfolio Holdings	97
Portfolio Turnover Rate	25%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Novo Nordisk AS Class B	2.3%
Siemens AG	2.1%
AstraZeneca PLC	2.0%
LVMH Moet Hennessy Louis Vuitton SE	1.7%
NatWest Group PLC	1.6%
UniCredit SpA	1.6%
Barclays PLC	1.5%
Leonardo SpA	1.5%
Safran SA	1.4%
Heineken NV	1.4%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	25.7%
Financials	21.8%
Health Care	16.1%
Information Technology	14.8%
Consumer Staples	6.3%
Consumer Discretionary	5.9%
Communication Services	2.9%
Energy	2.3%
Materials	2.2%
Short-Term Investments	2.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

United Kingdom	23.7%
Japan	16.3%
Germany	10.1%
United States	8.7%
France	7.3%
Switzerland	6.9%
Netherlands	6.3%
Italy	4.5%
Denmark	3.2%
Sweden	2.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/intlequity.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0060 04/25

Neuberger Berman

International Equity Fund

Semi-Annual Shareholder Report

February 28, 2025

Class R6: NRIQX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/intlequity. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$37	0.75%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$1,055,203,752
Number of Portfolio Holdings	97
Portfolio Turnover Rate	25%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Novo Nordisk AS Class B	2.3%
Siemens AG	2.1%
AstraZeneca PLC	2.0%
LVMH Moet Hennessy Louis Vuitton SE	1.7%
NatWest Group PLC	1.6%
UniCredit SpA	1.6%
Barclays PLC	1.5%
Leonardo SpA	1.5%
Safran SA	1.4%
Heineken NV	1.4%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	25.7%
Financials	21.8%
Health Care	16.1%
Information Technology	14.8%
Consumer Staples	6.3%
Consumer Discretionary	5.9%
Communication Services	2.9%
Energy	2.3%
Materials	2.2%
Short-Term Investments	2.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

United Kingdom	23.7%
Japan	16.3%
Germany	10.1%
United States	8.7%
France	7.3%
Switzerland	6.9%
Netherlands	6.3%
Italy	4.5%
Denmark	3.2%
Sweden	2.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/intlequity.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0070 04/25

Neuberger Berman

International Equity Fund

Semi-Annual Shareholder Report

February 28, 2025

Class E: NIQEX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/intlequity. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class E	$3	0.06%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$1,055,203,752
Number of Portfolio Holdings	97
Portfolio Turnover Rate	25%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Novo Nordisk AS Class B	2.3%
Siemens AG	2.1%
AstraZeneca PLC	2.0%
LVMH Moet Hennessy Louis Vuitton SE	1.7%
NatWest Group PLC	1.6%
UniCredit SpA	1.6%
Barclays PLC	1.5%
Leonardo SpA	1.5%
Safran SA	1.4%
Heineken NV	1.4%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	25.7%
Financials	21.8%
Health Care	16.1%
Information Technology	14.8%
Consumer Staples	6.3%
Consumer Discretionary	5.9%
Communication Services	2.9%
Energy	2.3%
Materials	2.2%
Short-Term Investments	2.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

United Kingdom	23.7%
Japan	16.3%
Germany	10.1%
United States	8.7%
France	7.3%
Switzerland	6.9%
Netherlands	6.3%
Italy	4.5%
Denmark	3.2%
Sweden	2.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/intlequity.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0069 04/25

Neuberger Berman

International Select Fund

Semi-Annual Shareholder Report

February 28, 2025

Trust Class: NILTX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/intlselect. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Trust Class	$57	1.15%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$199,072,955
Number of Portfolio Holdings	82
Portfolio Turnover Rate	23%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Siemens AG	2.4%
AstraZeneca PLC	2.4%
Novo Nordisk AS Class B	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
BAE Systems PLC	2.0%
London Stock Exchange Group PLC	1.8%
UniCredit SpA	1.7%
SAP SE ADR	1.7%
NatWest Group PLC	1.7%
Experian PLC	1.6%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	22.5%
Financials	22.4%
Health Care	15.8%
Information Technology	12.6%
Consumer Discretionary	8.9%
Consumer Staples	8.2%
Materials	3.5%
Communication Services	3.1%
Energy	2.4%
Short-Term Investments	0.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

United Kingdom	22.0%
Japan	14.8%
Germany	11.3%
France	9.5%
Netherlands	8.4%
United States	8.2%
Switzerland	6.8%
Italy	3.3%
Denmark	3.3%
Ireland	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/intlselect.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0077 04/25

Neuberger Berman

International Select Fund

Semi-Annual Shareholder Report

February 28, 2025

Institutional Class: NILIX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/intlselect. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$40	0.80%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$199,072,955
Number of Portfolio Holdings	82
Portfolio Turnover Rate	23%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Siemens AG	2.4%
AstraZeneca PLC	2.4%
Novo Nordisk AS Class B	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
BAE Systems PLC	2.0%
London Stock Exchange Group PLC	1.8%
UniCredit SpA	1.7%
SAP SE ADR	1.7%
NatWest Group PLC	1.7%
Experian PLC	1.6%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	22.5%
Financials	22.4%
Health Care	15.8%
Information Technology	12.6%
Consumer Discretionary	8.9%
Consumer Staples	8.2%
Materials	3.5%
Communication Services	3.1%
Energy	2.4%
Short-Term Investments	0.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

United Kingdom	22.0%
Japan	14.8%
Germany	11.3%
France	9.5%
Netherlands	8.4%
United States	8.2%
Switzerland	6.8%
Italy	3.3%
Denmark	3.3%
Ireland	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/intlselect.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0082 04/25

Neuberger Berman

International Select Fund

Semi-Annual Shareholder Report

February 28, 2025

Class A: NBNAX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/intlselect. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$57	1.16%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$199,072,955
Number of Portfolio Holdings	82
Portfolio Turnover Rate	23%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Siemens AG	2.4%
AstraZeneca PLC	2.4%
Novo Nordisk AS Class B	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
BAE Systems PLC	2.0%
London Stock Exchange Group PLC	1.8%
UniCredit SpA	1.7%
SAP SE ADR	1.7%
NatWest Group PLC	1.7%
Experian PLC	1.6%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	22.5%
Financials	22.4%
Health Care	15.8%
Information Technology	12.6%
Consumer Discretionary	8.9%
Consumer Staples	8.2%
Materials	3.5%
Communication Services	3.1%
Energy	2.4%
Short-Term Investments	0.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

United Kingdom	22.0%
Japan	14.8%
Germany	11.3%
France	9.5%
Netherlands	8.4%
United States	8.2%
Switzerland	6.8%
Italy	3.3%
Denmark	3.3%
Ireland	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/intlselect.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0078 04/25

Neuberger Berman

International Select Fund

Semi-Annual Shareholder Report

February 28, 2025

Class C: NBNCX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/intlselect. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$94	1.91%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$199,072,955
Number of Portfolio Holdings	82
Portfolio Turnover Rate	23%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Siemens AG	2.4%
AstraZeneca PLC	2.4%
Novo Nordisk AS Class B	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
BAE Systems PLC	2.0%
London Stock Exchange Group PLC	1.8%
UniCredit SpA	1.7%
SAP SE ADR	1.7%
NatWest Group PLC	1.7%
Experian PLC	1.6%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	22.5%
Financials	22.4%
Health Care	15.8%
Information Technology	12.6%
Consumer Discretionary	8.9%
Consumer Staples	8.2%
Materials	3.5%
Communication Services	3.1%
Energy	2.4%
Short-Term Investments	0.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

United Kingdom	22.0%
Japan	14.8%
Germany	11.3%
France	9.5%
Netherlands	8.4%
United States	8.2%
Switzerland	6.8%
Italy	3.3%
Denmark	3.3%
Ireland	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/intlselect.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0081 04/25

Neuberger Berman

International Select Fund

Semi-Annual Shareholder Report

February 28, 2025

Class R3: NBNRX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/intlselect. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R3	$69	1.41%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$199,072,955
Number of Portfolio Holdings	82
Portfolio Turnover Rate	23%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Siemens AG	2.4%
AstraZeneca PLC	2.4%
Novo Nordisk AS Class B	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
BAE Systems PLC	2.0%
London Stock Exchange Group PLC	1.8%
UniCredit SpA	1.7%
SAP SE ADR	1.7%
NatWest Group PLC	1.7%
Experian PLC	1.6%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	22.5%
Financials	22.4%
Health Care	15.8%
Information Technology	12.6%
Consumer Discretionary	8.9%
Consumer Staples	8.2%
Materials	3.5%
Communication Services	3.1%
Energy	2.4%
Short-Term Investments	0.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

United Kingdom	22.0%
Japan	14.8%
Germany	11.3%
France	9.5%
Netherlands	8.4%
United States	8.2%
Switzerland	6.8%
Italy	3.3%
Denmark	3.3%
Ireland	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/intlselect.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0079 04/25

Neuberger Berman

International Select Fund

Semi-Annual Shareholder Report

February 28, 2025

Class R6: NRILX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/intlselect. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$35	0.70%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$199,072,955
Number of Portfolio Holdings	82
Portfolio Turnover Rate	23%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Siemens AG	2.4%
AstraZeneca PLC	2.4%
Novo Nordisk AS Class B	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
BAE Systems PLC	2.0%
London Stock Exchange Group PLC	1.8%
UniCredit SpA	1.7%
SAP SE ADR	1.7%
NatWest Group PLC	1.7%
Experian PLC	1.6%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	22.5%
Financials	22.4%
Health Care	15.8%
Information Technology	12.6%
Consumer Discretionary	8.9%
Consumer Staples	8.2%
Materials	3.5%
Communication Services	3.1%
Energy	2.4%
Short-Term Investments	0.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

United Kingdom	22.0%
Japan	14.8%
Germany	11.3%
France	9.5%
Netherlands	8.4%
United States	8.2%
Switzerland	6.8%
Italy	3.3%
Denmark	3.3%
Ireland	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/intlselect.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0080 04/25

Neuberger Berman

International Small Cap Fund

Semi-Annual Shareholder Report

February 28, 2025

Institutional Class: NIOIX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/intlsmallcap. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$50	1.05%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$6,757,803
Number of Portfolio Holdings	68
Portfolio Turnover Rate	8%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Navigator Securities Lending Government Money Market Portfolio	3.4%
Accelleron Industries AG	2.4%
Games Workshop Group PLC	2.3%
VZ Holding AG	2.3%
Diploma PLC	2.3%
Sweco AB Class B	2.2%
Belimo Holding AG	2.1%
Nichias Corp.	2.0%
Softchoice Corp.	1.8%
Kemira OYJ	1.8%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	32.5%
Information Technology	18.3%
Health Care	9.8%
Materials	9.5%
Consumer Discretionary	9.4%
Financials	6.8%
Real Estate	4.5%
Consumer Staples	3.0%
Communication Services	1.3%
Short-Term Investments	4.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Japan	28.9%
Switzerland	13.9%
United Kingdom	12.9%
Canada	8.6%
Sweden	7.7%
France	7.0%
United States	4.9%
Norway	3.0%
Italy	3.0%
Australia	2.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/intlsmallcap.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0090 04/25

Neuberger Berman

International Small Cap Fund

Semi-Annual Shareholder Report

February 28, 2025

Class A: NIOAX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/intlsmallcap. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$66	1.41%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$6,757,803
Number of Portfolio Holdings	68
Portfolio Turnover Rate	8%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Navigator Securities Lending Government Money Market Portfolio	3.4%
Accelleron Industries AG	2.4%
Games Workshop Group PLC	2.3%
VZ Holding AG	2.3%
Diploma PLC	2.3%
Sweco AB Class B	2.2%
Belimo Holding AG	2.1%
Nichias Corp.	2.0%
Softchoice Corp.	1.8%
Kemira OYJ	1.8%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	32.5%
Information Technology	18.3%
Health Care	9.8%
Materials	9.5%
Consumer Discretionary	9.4%
Financials	6.8%
Real Estate	4.5%
Consumer Staples	3.0%
Communication Services	1.3%
Short-Term Investments	4.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Japan	28.9%
Switzerland	13.9%
United Kingdom	12.9%
Canada	8.6%
Sweden	7.7%
France	7.0%
United States	4.9%
Norway	3.0%
Italy	3.0%
Australia	2.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/intlsmallcap.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0087 04/25

Neuberger Berman

International Small Cap Fund

Semi-Annual Shareholder Report

February 28, 2025

Class C: NIOCX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/intlsmallcap. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$102	2.16%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$6,757,803
Number of Portfolio Holdings	68
Portfolio Turnover Rate	8%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Navigator Securities Lending Government Money Market Portfolio	3.4%
Accelleron Industries AG	2.4%
Games Workshop Group PLC	2.3%
VZ Holding AG	2.3%
Diploma PLC	2.3%
Sweco AB Class B	2.2%
Belimo Holding AG	2.1%
Nichias Corp.	2.0%
Softchoice Corp.	1.8%
Kemira OYJ	1.8%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	32.5%
Information Technology	18.3%
Health Care	9.8%
Materials	9.5%
Consumer Discretionary	9.4%
Financials	6.8%
Real Estate	4.5%
Consumer Staples	3.0%
Communication Services	1.3%
Short-Term Investments	4.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Japan	28.9%
Switzerland	13.9%
United Kingdom	12.9%
Canada	8.6%
Sweden	7.7%
France	7.0%
United States	4.9%
Norway	3.0%
Italy	3.0%
Australia	2.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/intlsmallcap.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0089 04/25

Neuberger Berman

International Small Cap Fund

Semi-Annual Shareholder Report

February 28, 2025

Class R6: NIORX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/intlsmallcap. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$45	0.95%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$6,757,803
Number of Portfolio Holdings	68
Portfolio Turnover Rate	8%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Navigator Securities Lending Government Money Market Portfolio	3.4%
Accelleron Industries AG	2.4%
Games Workshop Group PLC	2.3%
VZ Holding AG	2.3%
Diploma PLC	2.3%
Sweco AB Class B	2.2%
Belimo Holding AG	2.1%
Nichias Corp.	2.0%
Softchoice Corp.	1.8%
Kemira OYJ	1.8%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	32.5%
Information Technology	18.3%
Health Care	9.8%
Materials	9.5%
Consumer Discretionary	9.4%
Financials	6.8%
Real Estate	4.5%
Consumer Staples	3.0%
Communication Services	1.3%
Short-Term Investments	4.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Japan	28.9%
Switzerland	13.9%
United Kingdom	12.9%
Canada	8.6%
Sweden	7.7%
France	7.0%
United States	4.9%
Norway	3.0%
Italy	3.0%
Australia	2.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/intlsmallcap.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0088 04/25

Neuberger Berman

Intrinsic Value Fund

Semi-Annual Shareholder Report

February 28, 2025

Institutional Class: NINLX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/intrinsicvalue. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$47	0.95%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$1,184,961,529
Number of Portfolio Holdings	97
Portfolio Turnover Rate	6%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Kyndryl Holdings, Inc.	3.9%
Criteo SA ADR	3.4%
Ciena Corp.	3.1%
AerCap Holdings NV	3.0%
International Game Technology PLC	2.7%
Ormat Technologies, Inc.	2.5%
KBR, Inc.	2.5%
Avery Dennison Corp.	2.2%
OPENLANE, Inc.	2.1%
Resideo Technologies, Inc.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	33.4%
Industrials	19.0%
Utilities	9.4%
Health Care	9.2%
Consumer Discretionary	7.1%
Energy	5.9%
Communication Services	5.8%
Financials	5.5%
Materials	3.3%
Consumer Staples	1.2%
Short-Term Investments	0.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/intrinsicvalue.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0315 04/25

Neuberger Berman

Intrinsic Value Fund

Semi-Annual Shareholder Report

February 28, 2025

Class A: NINAX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/intrinsicvalue. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$65	1.32%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$1,184,961,529
Number of Portfolio Holdings	97
Portfolio Turnover Rate	6%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Kyndryl Holdings, Inc.	3.9%
Criteo SA ADR	3.4%
Ciena Corp.	3.1%
AerCap Holdings NV	3.0%
International Game Technology PLC	2.7%
Ormat Technologies, Inc.	2.5%
KBR, Inc.	2.5%
Avery Dennison Corp.	2.2%
OPENLANE, Inc.	2.1%
Resideo Technologies, Inc.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	33.4%
Industrials	19.0%
Utilities	9.4%
Health Care	9.2%
Consumer Discretionary	7.1%
Energy	5.9%
Communication Services	5.8%
Financials	5.5%
Materials	3.3%
Consumer Staples	1.2%
Short-Term Investments	0.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/intrinsicvalue.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0093 04/25

Neuberger Berman

Intrinsic Value Fund

Semi-Annual Shareholder Report

February 28, 2025

Class C: NINCX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/intrinsicvalue. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$102	2.06%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$1,184,961,529
Number of Portfolio Holdings	97
Portfolio Turnover Rate	6%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Kyndryl Holdings, Inc.	3.9%
Criteo SA ADR	3.4%
Ciena Corp.	3.1%
AerCap Holdings NV	3.0%
International Game Technology PLC	2.7%
Ormat Technologies, Inc.	2.5%
KBR, Inc.	2.5%
Avery Dennison Corp.	2.2%
OPENLANE, Inc.	2.1%
Resideo Technologies, Inc.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	33.4%
Industrials	19.0%
Utilities	9.4%
Health Care	9.2%
Consumer Discretionary	7.1%
Energy	5.9%
Communication Services	5.8%
Financials	5.5%
Materials	3.3%
Consumer Staples	1.2%
Short-Term Investments	0.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/intrinsicvalue.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0316 04/25

Neuberger Berman

Intrinsic Value Fund

Semi-Annual Shareholder Report

February 28, 2025

Class R6: NRINX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/intrinsicvalue. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$42	0.85%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$1,184,961,529
Number of Portfolio Holdings	97
Portfolio Turnover Rate	6%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Kyndryl Holdings, Inc.	3.9%
Criteo SA ADR	3.4%
Ciena Corp.	3.1%
AerCap Holdings NV	3.0%
International Game Technology PLC	2.7%
Ormat Technologies, Inc.	2.5%
KBR, Inc.	2.5%
Avery Dennison Corp.	2.2%
OPENLANE, Inc.	2.1%
Resideo Technologies, Inc.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	33.4%
Industrials	19.0%
Utilities	9.4%
Health Care	9.2%
Consumer Discretionary	7.1%
Energy	5.9%
Communication Services	5.8%
Financials	5.5%
Materials	3.3%
Consumer Staples	1.2%
Short-Term Investments	0.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/intrinsicvalue.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0094 04/25

Neuberger Berman

Large Cap Growth Fund

Semi-Annual Shareholder Report

February 28, 2025

Investor Class: NGUAX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/lcg. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$40	0.79%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$2,545,398,455
Number of Portfolio Holdings	70
Portfolio Turnover Rate	17%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	10.3%
Amazon.com, Inc.	8.3%
Meta Platforms, Inc. Class A	6.4%
NVIDIA Corp.	5.8%
Apple, Inc.	5.4%
Alphabet, Inc. Class A	4.7%
Broadcom, Inc.	4.1%
Fanatics Holdings, Inc. Class A	3.9%
Netflix, Inc.	3.3%
Visa, Inc. Class A	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	38.3%
Consumer Discretionary	19.2%
Communication Services	16.0%
Financials	9.1%
Health Care	6.9%
Industrials	4.9%
Consumer Staples	3.4%
Utilities	1.1%
Materials	0.5%
Energy	0.5%
Short-Term Investments	0.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/lcg.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0103 04/25

Neuberger Berman

Large Cap Growth Fund

Semi-Annual Shareholder Report

February 28, 2025

Trust Class: NBGTX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/lcg. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Trust Class	$51	1.00%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$2,545,398,455
Number of Portfolio Holdings	70
Portfolio Turnover Rate	17%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	10.3%
Amazon.com, Inc.	8.3%
Meta Platforms, Inc. Class A	6.4%
NVIDIA Corp.	5.8%
Apple, Inc.	5.4%
Alphabet, Inc. Class A	4.7%
Broadcom, Inc.	4.1%
Fanatics Holdings, Inc. Class A	3.9%
Netflix, Inc.	3.3%
Visa, Inc. Class A	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	38.3%
Consumer Discretionary	19.2%
Communication Services	16.0%
Financials	9.1%
Health Care	6.9%
Industrials	4.9%
Consumer Staples	3.4%
Utilities	1.1%
Materials	0.5%
Energy	0.5%
Short-Term Investments	0.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/lcg.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0104 04/25

Neuberger Berman

Large Cap Growth Fund

Semi-Annual Shareholder Report

February 28, 2025

Advisor Class: NBGUX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/lcg. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Advisor Class	$77	1.50%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$2,545,398,455
Number of Portfolio Holdings	70
Portfolio Turnover Rate	17%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	10.3%
Amazon.com, Inc.	8.3%
Meta Platforms, Inc. Class A	6.4%
NVIDIA Corp.	5.8%
Apple, Inc.	5.4%
Alphabet, Inc. Class A	4.7%
Broadcom, Inc.	4.1%
Fanatics Holdings, Inc. Class A	3.9%
Netflix, Inc.	3.3%
Visa, Inc. Class A	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	38.3%
Consumer Discretionary	19.2%
Communication Services	16.0%
Financials	9.1%
Health Care	6.9%
Industrials	4.9%
Consumer Staples	3.4%
Utilities	1.1%
Materials	0.5%
Energy	0.5%
Short-Term Investments	0.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/lcg.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0110 04/25

Neuberger Berman

Large Cap Growth Fund

Semi-Annual Shareholder Report

February 28, 2025

Institutional Class: NGDLX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/lcg. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$33	0.65%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$2,545,398,455
Number of Portfolio Holdings	70
Portfolio Turnover Rate	17%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	10.3%
Amazon.com, Inc.	8.3%
Meta Platforms, Inc. Class A	6.4%
NVIDIA Corp.	5.8%
Apple, Inc.	5.4%
Alphabet, Inc. Class A	4.7%
Broadcom, Inc.	4.1%
Fanatics Holdings, Inc. Class A	3.9%
Netflix, Inc.	3.3%
Visa, Inc. Class A	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	38.3%
Consumer Discretionary	19.2%
Communication Services	16.0%
Financials	9.1%
Health Care	6.9%
Industrials	4.9%
Consumer Staples	3.4%
Utilities	1.1%
Materials	0.5%
Energy	0.5%
Short-Term Investments	0.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/lcg.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0109 04/25

Neuberger Berman

Large Cap Growth Fund

Semi-Annual Shareholder Report

February 28, 2025

Class A: NGDAX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/lcg. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$52	1.02%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$2,545,398,455
Number of Portfolio Holdings	70
Portfolio Turnover Rate	17%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	10.3%
Amazon.com, Inc.	8.3%
Meta Platforms, Inc. Class A	6.4%
NVIDIA Corp.	5.8%
Apple, Inc.	5.4%
Alphabet, Inc. Class A	4.7%
Broadcom, Inc.	4.1%
Fanatics Holdings, Inc. Class A	3.9%
Netflix, Inc.	3.3%
Visa, Inc. Class A	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	38.3%
Consumer Discretionary	19.2%
Communication Services	16.0%
Financials	9.1%
Health Care	6.9%
Industrials	4.9%
Consumer Staples	3.4%
Utilities	1.1%
Materials	0.5%
Energy	0.5%
Short-Term Investments	0.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/lcg.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0105 04/25

Neuberger Berman

Large Cap Growth Fund

Semi-Annual Shareholder Report

February 28, 2025

Class C: NGDCX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/lcg. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$90	1.76%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$2,545,398,455
Number of Portfolio Holdings	70
Portfolio Turnover Rate	17%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	10.3%
Amazon.com, Inc.	8.3%
Meta Platforms, Inc. Class A	6.4%
NVIDIA Corp.	5.8%
Apple, Inc.	5.4%
Alphabet, Inc. Class A	4.7%
Broadcom, Inc.	4.1%
Fanatics Holdings, Inc. Class A	3.9%
Netflix, Inc.	3.3%
Visa, Inc. Class A	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	38.3%
Consumer Discretionary	19.2%
Communication Services	16.0%
Financials	9.1%
Health Care	6.9%
Industrials	4.9%
Consumer Staples	3.4%
Utilities	1.1%
Materials	0.5%
Energy	0.5%
Short-Term Investments	0.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/lcg.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0108 04/25

Neuberger Berman

Large Cap Growth Fund

Semi-Annual Shareholder Report

February 28, 2025

Class R3: NGDRX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/lcg. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R3	$66	1.28%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$2,545,398,455
Number of Portfolio Holdings	70
Portfolio Turnover Rate	17%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	10.3%
Amazon.com, Inc.	8.3%
Meta Platforms, Inc. Class A	6.4%
NVIDIA Corp.	5.8%
Apple, Inc.	5.4%
Alphabet, Inc. Class A	4.7%
Broadcom, Inc.	4.1%
Fanatics Holdings, Inc. Class A	3.9%
Netflix, Inc.	3.3%
Visa, Inc. Class A	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	38.3%
Consumer Discretionary	19.2%
Communication Services	16.0%
Financials	9.1%
Health Care	6.9%
Industrials	4.9%
Consumer Staples	3.4%
Utilities	1.1%
Materials	0.5%
Energy	0.5%
Short-Term Investments	0.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/lcg.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0106 04/25

Neuberger Berman

Large Cap Growth Fund

Semi-Annual Shareholder Report

February 28, 2025

Class R6: NGRDX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/lcg. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$29	0.56%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$2,545,398,455
Number of Portfolio Holdings	70
Portfolio Turnover Rate	17%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	10.3%
Amazon.com, Inc.	8.3%
Meta Platforms, Inc. Class A	6.4%
NVIDIA Corp.	5.8%
Apple, Inc.	5.4%
Alphabet, Inc. Class A	4.7%
Broadcom, Inc.	4.1%
Fanatics Holdings, Inc. Class A	3.9%
Netflix, Inc.	3.3%
Visa, Inc. Class A	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	38.3%
Consumer Discretionary	19.2%
Communication Services	16.0%
Financials	9.1%
Health Care	6.9%
Industrials	4.9%
Consumer Staples	3.4%
Utilities	1.1%
Materials	0.5%
Energy	0.5%
Short-Term Investments	0.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/lcg.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0107 04/25

Neuberger Berman

Large Cap Value Fund

Semi-Annual Shareholder Report

February 28, 2025

Investor Class: NPRTX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/LCV. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$38	0.75%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$8,555,240,108
Number of Portfolio Holdings	73
Portfolio Turnover Rate	62%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Exxon Mobil Corp.	4.5%
Johnson & Johnson	4.1%
State Street Institutional U.S. Government Money Market Fund Premier Class	3.0%
Medtronic PLC	2.9%
Accenture PLC Class A	2.7%
JPMorgan Chase & Co.	2.7%
Philip Morris International, Inc.	2.5%
Duke Energy Corp.	2.4%
Chevron Corp.	2.4%
PNC Financial Services Group, Inc.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	23.2%
Health Care	14.9%
Industrials	11.5%
Energy	11.4%
Consumer Staples	8.5%
Utilities	6.9%
Information Technology	6.8%
Materials	6.6%
Consumer Discretionary	3.5%
Communication Services	1.9%
Real Estate	1.8%
Short-Term Investments	3.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/LCV.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0120 04/25

Neuberger Berman

Large Cap Value Fund

Semi-Annual Shareholder Report

February 28, 2025

Trust Class: NBPTX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/LCV. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Trust Class	$48	0.95%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$8,555,240,108
Number of Portfolio Holdings	73
Portfolio Turnover Rate	62%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Exxon Mobil Corp.	4.5%
Johnson & Johnson	4.1%
State Street Institutional U.S. Government Money Market Fund Premier Class	3.0%
Medtronic PLC	2.9%
Accenture PLC Class A	2.7%
JPMorgan Chase & Co.	2.7%
Philip Morris International, Inc.	2.5%
Duke Energy Corp.	2.4%
Chevron Corp.	2.4%
PNC Financial Services Group, Inc.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	23.2%
Health Care	14.9%
Industrials	11.5%
Energy	11.4%
Consumer Staples	8.5%
Utilities	6.9%
Information Technology	6.8%
Materials	6.6%
Consumer Discretionary	3.5%
Communication Services	1.9%
Real Estate	1.8%
Short-Term Investments	3.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/LCV.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0121 04/25

Neuberger Berman

Large Cap Value Fund

Semi-Annual Shareholder Report

February 28, 2025

Advisor Class: NBPBX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/LCV. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Advisor Class	$55	1.10%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$8,555,240,108
Number of Portfolio Holdings	73
Portfolio Turnover Rate	62%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Exxon Mobil Corp.	4.5%
Johnson & Johnson	4.1%
State Street Institutional U.S. Government Money Market Fund Premier Class	3.0%
Medtronic PLC	2.9%
Accenture PLC Class A	2.7%
JPMorgan Chase & Co.	2.7%
Philip Morris International, Inc.	2.5%
Duke Energy Corp.	2.4%
Chevron Corp.	2.4%
PNC Financial Services Group, Inc.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	23.2%
Health Care	14.9%
Industrials	11.5%
Energy	11.4%
Consumer Staples	8.5%
Utilities	6.9%
Information Technology	6.8%
Materials	6.6%
Consumer Discretionary	3.5%
Communication Services	1.9%
Real Estate	1.8%
Short-Term Investments	3.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/LCV.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0128 04/25

Neuberger Berman

Large Cap Value Fund

Semi-Annual Shareholder Report

February 28, 2025

Institutional Class: NBPIX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/LCV. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$30	0.60%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$8,555,240,108
Number of Portfolio Holdings	73
Portfolio Turnover Rate	62%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Exxon Mobil Corp.	4.5%
Johnson & Johnson	4.1%
State Street Institutional U.S. Government Money Market Fund Premier Class	3.0%
Medtronic PLC	2.9%
Accenture PLC Class A	2.7%
JPMorgan Chase & Co.	2.7%
Philip Morris International, Inc.	2.5%
Duke Energy Corp.	2.4%
Chevron Corp.	2.4%
PNC Financial Services Group, Inc.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	23.2%
Health Care	14.9%
Industrials	11.5%
Energy	11.4%
Consumer Staples	8.5%
Utilities	6.9%
Information Technology	6.8%
Materials	6.6%
Consumer Discretionary	3.5%
Communication Services	1.9%
Real Estate	1.8%
Short-Term Investments	3.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/LCV.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0127 04/25

Neuberger Berman

Large Cap Value Fund

Semi-Annual Shareholder Report

February 28, 2025

Class A: NPNAX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/LCV. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$49	0.98%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$8,555,240,108
Number of Portfolio Holdings	73
Portfolio Turnover Rate	62%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Exxon Mobil Corp.	4.5%
Johnson & Johnson	4.1%
State Street Institutional U.S. Government Money Market Fund Premier Class	3.0%
Medtronic PLC	2.9%
Accenture PLC Class A	2.7%
JPMorgan Chase & Co.	2.7%
Philip Morris International, Inc.	2.5%
Duke Energy Corp.	2.4%
Chevron Corp.	2.4%
PNC Financial Services Group, Inc.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	23.2%
Health Care	14.9%
Industrials	11.5%
Energy	11.4%
Consumer Staples	8.5%
Utilities	6.9%
Information Technology	6.8%
Materials	6.6%
Consumer Discretionary	3.5%
Communication Services	1.9%
Real Estate	1.8%
Short-Term Investments	3.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/LCV.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0122 04/25

Neuberger Berman

Large Cap Value Fund

Semi-Annual Shareholder Report

February 28, 2025

Class C: NPNCX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/LCV. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$85	1.71%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$8,555,240,108
Number of Portfolio Holdings	73
Portfolio Turnover Rate	62%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Exxon Mobil Corp.	4.5%
Johnson & Johnson	4.1%
State Street Institutional U.S. Government Money Market Fund Premier Class	3.0%
Medtronic PLC	2.9%
Accenture PLC Class A	2.7%
JPMorgan Chase & Co.	2.7%
Philip Morris International, Inc.	2.5%
Duke Energy Corp.	2.4%
Chevron Corp.	2.4%
PNC Financial Services Group, Inc.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	23.2%
Health Care	14.9%
Industrials	11.5%
Energy	11.4%
Consumer Staples	8.5%
Utilities	6.9%
Information Technology	6.8%
Materials	6.6%
Consumer Discretionary	3.5%
Communication Services	1.9%
Real Estate	1.8%
Short-Term Investments	3.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/LCV.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0126 04/25

Neuberger Berman

Large Cap Value Fund

Semi-Annual Shareholder Report

February 28, 2025

Class R3: NPNRX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/LCV. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R3	$62	1.24%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$8,555,240,108
Number of Portfolio Holdings	73
Portfolio Turnover Rate	62%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Exxon Mobil Corp.	4.5%
Johnson & Johnson	4.1%
State Street Institutional U.S. Government Money Market Fund Premier Class	3.0%
Medtronic PLC	2.9%
Accenture PLC Class A	2.7%
JPMorgan Chase & Co.	2.7%
Philip Morris International, Inc.	2.5%
Duke Energy Corp.	2.4%
Chevron Corp.	2.4%
PNC Financial Services Group, Inc.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	23.2%
Health Care	14.9%
Industrials	11.5%
Energy	11.4%
Consumer Staples	8.5%
Utilities	6.9%
Information Technology	6.8%
Materials	6.6%
Consumer Discretionary	3.5%
Communication Services	1.9%
Real Estate	1.8%
Short-Term Investments	3.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/LCV.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0124 04/25

Neuberger Berman

Large Cap Value Fund

Semi-Annual Shareholder Report

February 28, 2025

Class R6: NRLCX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/LCV. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$25	0.50%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$8,555,240,108
Number of Portfolio Holdings	73
Portfolio Turnover Rate	62%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Exxon Mobil Corp.	4.5%
Johnson & Johnson	4.1%
State Street Institutional U.S. Government Money Market Fund Premier Class	3.0%
Medtronic PLC	2.9%
Accenture PLC Class A	2.7%
JPMorgan Chase & Co.	2.7%
Philip Morris International, Inc.	2.5%
Duke Energy Corp.	2.4%
Chevron Corp.	2.4%
PNC Financial Services Group, Inc.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	23.2%
Health Care	14.9%
Industrials	11.5%
Energy	11.4%
Consumer Staples	8.5%
Utilities	6.9%
Information Technology	6.8%
Materials	6.6%
Consumer Discretionary	3.5%
Communication Services	1.9%
Real Estate	1.8%
Short-Term Investments	3.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/LCV.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0125 04/25

Neuberger Berman

Large Cap Value Fund

Semi-Annual Shareholder Report

February 28, 2025

Class E: NPNEX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/LCV. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class E	$1	0.02%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$8,555,240,108
Number of Portfolio Holdings	73
Portfolio Turnover Rate	62%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Exxon Mobil Corp.	4.5%
Johnson & Johnson	4.1%
State Street Institutional U.S. Government Money Market Fund Premier Class	3.0%
Medtronic PLC	2.9%
Accenture PLC Class A	2.7%
JPMorgan Chase & Co.	2.7%
Philip Morris International, Inc.	2.5%
Duke Energy Corp.	2.4%
Chevron Corp.	2.4%
PNC Financial Services Group, Inc.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	23.2%
Health Care	14.9%
Industrials	11.5%
Energy	11.4%
Consumer Staples	8.5%
Utilities	6.9%
Information Technology	6.8%
Materials	6.6%
Consumer Discretionary	3.5%
Communication Services	1.9%
Real Estate	1.8%
Short-Term Investments	3.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/LCV.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0123 04/25

Neuberger Berman

Mid Cap Growth Fund

Semi-Annual Shareholder Report

February 28, 2025

Investor Class: NMANX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/MCG. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$43	0.83%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$1,841,604,283
Number of Portfolio Holdings	77
Portfolio Turnover Rate	51%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Palantir Technologies, Inc. Class A	5.5%
State Street Institutional U.S. Government Money Market Fund Premier Class	5.4%
iShares Russell Mid-Cap Growth ETF	3.7%
AppLovin Corp. Class A	2.7%
Ares Management Corp. Class A	2.6%
Tradeweb Markets, Inc. Class A	2.5%
Cencora, Inc.	2.3%
ROBLOX Corp. Class A	2.3%
Datadog, Inc. Class A	2.2%
Axon Enterprise, Inc.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	24.4%
Industrials	16.1%
Financials	13.7%
Consumer Discretionary	12.4%
Health Care	9.1%
Communication Services	5.9%
Energy	3.0%
Consumer Staples	2.7%
Utilities	1.5%
Materials	1.1%
Exchange-Traded Funds	3.7%
Short-Term Investments	6.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/MCG.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0137 04/25

Neuberger Berman

Mid Cap Growth Fund

Semi-Annual Shareholder Report

February 28, 2025

Trust Class: NBMTX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/MCG. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Trust Class	$48	0.93%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$1,841,604,283
Number of Portfolio Holdings	77
Portfolio Turnover Rate	51%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Palantir Technologies, Inc. Class A	5.5%
State Street Institutional U.S. Government Money Market Fund Premier Class	5.4%
iShares Russell Mid-Cap Growth ETF	3.7%
AppLovin Corp. Class A	2.7%
Ares Management Corp. Class A	2.6%
Tradeweb Markets, Inc. Class A	2.5%
Cencora, Inc.	2.3%
ROBLOX Corp. Class A	2.3%
Datadog, Inc. Class A	2.2%
Axon Enterprise, Inc.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	24.4%
Industrials	16.1%
Financials	13.7%
Consumer Discretionary	12.4%
Health Care	9.1%
Communication Services	5.9%
Energy	3.0%
Consumer Staples	2.7%
Utilities	1.5%
Materials	1.1%
Exchange-Traded Funds	3.7%
Short-Term Investments	6.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/MCG.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0138 04/25

Neuberger Berman

Mid Cap Growth Fund

Semi-Annual Shareholder Report

February 28, 2025

Advisor Class: NBMBX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/MCG. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Advisor Class	$61	1.18%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$1,841,604,283
Number of Portfolio Holdings	77
Portfolio Turnover Rate	51%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Palantir Technologies, Inc. Class A	5.5%
State Street Institutional U.S. Government Money Market Fund Premier Class	5.4%
iShares Russell Mid-Cap Growth ETF	3.7%
AppLovin Corp. Class A	2.7%
Ares Management Corp. Class A	2.6%
Tradeweb Markets, Inc. Class A	2.5%
Cencora, Inc.	2.3%
ROBLOX Corp. Class A	2.3%
Datadog, Inc. Class A	2.2%
Axon Enterprise, Inc.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	24.4%
Industrials	16.1%
Financials	13.7%
Consumer Discretionary	12.4%
Health Care	9.1%
Communication Services	5.9%
Energy	3.0%
Consumer Staples	2.7%
Utilities	1.5%
Materials	1.1%
Exchange-Traded Funds	3.7%
Short-Term Investments	6.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/MCG.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0144 04/25

Neuberger Berman

Mid Cap Growth Fund

Semi-Annual Shareholder Report

February 28, 2025

Institutional Class: NBMLX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/MCG. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$35	0.67%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$1,841,604,283
Number of Portfolio Holdings	77
Portfolio Turnover Rate	51%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Palantir Technologies, Inc. Class A	5.5%
State Street Institutional U.S. Government Money Market Fund Premier Class	5.4%
iShares Russell Mid-Cap Growth ETF	3.7%
AppLovin Corp. Class A	2.7%
Ares Management Corp. Class A	2.6%
Tradeweb Markets, Inc. Class A	2.5%
Cencora, Inc.	2.3%
ROBLOX Corp. Class A	2.3%
Datadog, Inc. Class A	2.2%
Axon Enterprise, Inc.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	24.4%
Industrials	16.1%
Financials	13.7%
Consumer Discretionary	12.4%
Health Care	9.1%
Communication Services	5.9%
Energy	3.0%
Consumer Staples	2.7%
Utilities	1.5%
Materials	1.1%
Exchange-Traded Funds	3.7%
Short-Term Investments	6.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/MCG.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0143 04/25

Neuberger Berman

Mid Cap Growth Fund

Semi-Annual Shareholder Report

February 28, 2025

Class A: NMGAX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/MCG. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$54	1.04%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$1,841,604,283
Number of Portfolio Holdings	77
Portfolio Turnover Rate	51%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Palantir Technologies, Inc. Class A	5.5%
State Street Institutional U.S. Government Money Market Fund Premier Class	5.4%
iShares Russell Mid-Cap Growth ETF	3.7%
AppLovin Corp. Class A	2.7%
Ares Management Corp. Class A	2.6%
Tradeweb Markets, Inc. Class A	2.5%
Cencora, Inc.	2.3%
ROBLOX Corp. Class A	2.3%
Datadog, Inc. Class A	2.2%
Axon Enterprise, Inc.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	24.4%
Industrials	16.1%
Financials	13.7%
Consumer Discretionary	12.4%
Health Care	9.1%
Communication Services	5.9%
Energy	3.0%
Consumer Staples	2.7%
Utilities	1.5%
Materials	1.1%
Exchange-Traded Funds	3.7%
Short-Term Investments	6.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/MCG.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0139 04/25

Neuberger Berman

Mid Cap Growth Fund

Semi-Annual Shareholder Report

February 28, 2025

Class C: NMGCX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/MCG. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$92	1.79%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$1,841,604,283
Number of Portfolio Holdings	77
Portfolio Turnover Rate	51%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Palantir Technologies, Inc. Class A	5.5%
State Street Institutional U.S. Government Money Market Fund Premier Class	5.4%
iShares Russell Mid-Cap Growth ETF	3.7%
AppLovin Corp. Class A	2.7%
Ares Management Corp. Class A	2.6%
Tradeweb Markets, Inc. Class A	2.5%
Cencora, Inc.	2.3%
ROBLOX Corp. Class A	2.3%
Datadog, Inc. Class A	2.2%
Axon Enterprise, Inc.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	24.4%
Industrials	16.1%
Financials	13.7%
Consumer Discretionary	12.4%
Health Care	9.1%
Communication Services	5.9%
Energy	3.0%
Consumer Staples	2.7%
Utilities	1.5%
Materials	1.1%
Exchange-Traded Funds	3.7%
Short-Term Investments	6.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/MCG.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0142 04/25

Neuberger Berman

Mid Cap Growth Fund

Semi-Annual Shareholder Report

February 28, 2025

Class R3: NMGRX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/MCG. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R3	$67	1.30%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$1,841,604,283
Number of Portfolio Holdings	77
Portfolio Turnover Rate	51%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Palantir Technologies, Inc. Class A	5.5%
State Street Institutional U.S. Government Money Market Fund Premier Class	5.4%
iShares Russell Mid-Cap Growth ETF	3.7%
AppLovin Corp. Class A	2.7%
Ares Management Corp. Class A	2.6%
Tradeweb Markets, Inc. Class A	2.5%
Cencora, Inc.	2.3%
ROBLOX Corp. Class A	2.3%
Datadog, Inc. Class A	2.2%
Axon Enterprise, Inc.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	24.4%
Industrials	16.1%
Financials	13.7%
Consumer Discretionary	12.4%
Health Care	9.1%
Communication Services	5.9%
Energy	3.0%
Consumer Staples	2.7%
Utilities	1.5%
Materials	1.1%
Exchange-Traded Funds	3.7%
Short-Term Investments	6.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/MCG.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0140 04/25

Neuberger Berman

Mid Cap Growth Fund

Semi-Annual Shareholder Report

February 28, 2025

Class R6: NRMGX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/MCG. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$29	0.57%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$1,841,604,283
Number of Portfolio Holdings	77
Portfolio Turnover Rate	51%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Palantir Technologies, Inc. Class A	5.5%
State Street Institutional U.S. Government Money Market Fund Premier Class	5.4%
iShares Russell Mid-Cap Growth ETF	3.7%
AppLovin Corp. Class A	2.7%
Ares Management Corp. Class A	2.6%
Tradeweb Markets, Inc. Class A	2.5%
Cencora, Inc.	2.3%
ROBLOX Corp. Class A	2.3%
Datadog, Inc. Class A	2.2%
Axon Enterprise, Inc.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	24.4%
Industrials	16.1%
Financials	13.7%
Consumer Discretionary	12.4%
Health Care	9.1%
Communication Services	5.9%
Energy	3.0%
Consumer Staples	2.7%
Utilities	1.5%
Materials	1.1%
Exchange-Traded Funds	3.7%
Short-Term Investments	6.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/MCG.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0141 04/25

Neuberger Berman

Mid Cap Intrinsic Value Fund

Semi-Annual Shareholder Report

February 28, 2025

Investor Class: NBRVX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/MCIV. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$48	0.96%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$53,383,621
Number of Portfolio Holdings	70
Portfolio Turnover Rate	7%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Williams Cos., Inc.	2.6%
CenterPoint Energy, Inc.	2.6%
Teledyne Technologies, Inc.	2.5%
Aptiv PLC	2.4%
Ciena Corp.	2.4%
Gates Industrial Corp. PLC	2.3%
Baker Hughes Co.	2.3%
McKesson Corp.	2.3%
Regency Centers Corp.	2.2%
Travel & Leisure Co.	2.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	25.1%
Industrials	21.3%
Consumer Discretionary	10.2%
Financials	9.5%
Energy	9.0%
Utilities	7.6%
Health Care	6.2%
Materials	3.5%
Consumer Staples	3.2%
Real Estate	2.7%
Communication Services	1.7%
Short-Term Investments	0.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/MCIV.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0152 04/25

Neuberger Berman

Mid Cap Intrinsic Value Fund

Semi-Annual Shareholder Report

February 28, 2025

Trust Class: NBREX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/MCIV. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Trust Class	$59	1.20%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$53,383,621
Number of Portfolio Holdings	70
Portfolio Turnover Rate	7%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Williams Cos., Inc.	2.6%
CenterPoint Energy, Inc.	2.6%
Teledyne Technologies, Inc.	2.5%
Aptiv PLC	2.4%
Ciena Corp.	2.4%
Gates Industrial Corp. PLC	2.3%
Baker Hughes Co.	2.3%
McKesson Corp.	2.3%
Regency Centers Corp.	2.2%
Travel & Leisure Co.	2.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	25.1%
Industrials	21.3%
Consumer Discretionary	10.2%
Financials	9.5%
Energy	9.0%
Utilities	7.6%
Health Care	6.2%
Materials	3.5%
Consumer Staples	3.2%
Real Estate	2.7%
Communication Services	1.7%
Short-Term Investments	0.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/MCIV.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0153 04/25

Neuberger Berman

Mid Cap Intrinsic Value Fund

Semi-Annual Shareholder Report

February 28, 2025

Institutional Class: NBRTX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/MCIV. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$42	0.85%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$53,383,621
Number of Portfolio Holdings	70
Portfolio Turnover Rate	7%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Williams Cos., Inc.	2.6%
CenterPoint Energy, Inc.	2.6%
Teledyne Technologies, Inc.	2.5%
Aptiv PLC	2.4%
Ciena Corp.	2.4%
Gates Industrial Corp. PLC	2.3%
Baker Hughes Co.	2.3%
McKesson Corp.	2.3%
Regency Centers Corp.	2.2%
Travel & Leisure Co.	2.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	25.1%
Industrials	21.3%
Consumer Discretionary	10.2%
Financials	9.5%
Energy	9.0%
Utilities	7.6%
Health Care	6.2%
Materials	3.5%
Consumer Staples	3.2%
Real Estate	2.7%
Communication Services	1.7%
Short-Term Investments	0.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/MCIV.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0158 04/25

Neuberger Berman

Mid Cap Intrinsic Value Fund

Semi-Annual Shareholder Report

February 28, 2025

Class A: NBRAX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/MCIV. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$60	1.21%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$53,383,621
Number of Portfolio Holdings	70
Portfolio Turnover Rate	7%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Williams Cos., Inc.	2.6%
CenterPoint Energy, Inc.	2.6%
Teledyne Technologies, Inc.	2.5%
Aptiv PLC	2.4%
Ciena Corp.	2.4%
Gates Industrial Corp. PLC	2.3%
Baker Hughes Co.	2.3%
McKesson Corp.	2.3%
Regency Centers Corp.	2.2%
Travel & Leisure Co.	2.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	25.1%
Industrials	21.3%
Consumer Discretionary	10.2%
Financials	9.5%
Energy	9.0%
Utilities	7.6%
Health Care	6.2%
Materials	3.5%
Consumer Staples	3.2%
Real Estate	2.7%
Communication Services	1.7%
Short-Term Investments	0.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/MCIV.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0154 04/25

Neuberger Berman

Mid Cap Intrinsic Value Fund

Semi-Annual Shareholder Report

February 28, 2025

Class C: NBRCX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/MCIV. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$97	1.96%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$53,383,621
Number of Portfolio Holdings	70
Portfolio Turnover Rate	7%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Williams Cos., Inc.	2.6%
CenterPoint Energy, Inc.	2.6%
Teledyne Technologies, Inc.	2.5%
Aptiv PLC	2.4%
Ciena Corp.	2.4%
Gates Industrial Corp. PLC	2.3%
Baker Hughes Co.	2.3%
McKesson Corp.	2.3%
Regency Centers Corp.	2.2%
Travel & Leisure Co.	2.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	25.1%
Industrials	21.3%
Consumer Discretionary	10.2%
Financials	9.5%
Energy	9.0%
Utilities	7.6%
Health Care	6.2%
Materials	3.5%
Consumer Staples	3.2%
Real Estate	2.7%
Communication Services	1.7%
Short-Term Investments	0.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/MCIV.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0157 04/25

Neuberger Berman

Mid Cap Intrinsic Value Fund

Semi-Annual Shareholder Report

February 28, 2025

Class R3: NBRRX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/MCIV. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R3	$72	1.46%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$53,383,621
Number of Portfolio Holdings	70
Portfolio Turnover Rate	7%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Williams Cos., Inc.	2.6%
CenterPoint Energy, Inc.	2.6%
Teledyne Technologies, Inc.	2.5%
Aptiv PLC	2.4%
Ciena Corp.	2.4%
Gates Industrial Corp. PLC	2.3%
Baker Hughes Co.	2.3%
McKesson Corp.	2.3%
Regency Centers Corp.	2.2%
Travel & Leisure Co.	2.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	25.1%
Industrials	21.3%
Consumer Discretionary	10.2%
Financials	9.5%
Energy	9.0%
Utilities	7.6%
Health Care	6.2%
Materials	3.5%
Consumer Staples	3.2%
Real Estate	2.7%
Communication Services	1.7%
Short-Term Investments	0.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/MCIV.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0155 04/25

Neuberger Berman

Mid Cap Intrinsic Value Fund

Semi-Annual Shareholder Report

February 28, 2025

Class R6: NBMRX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/MCIV. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$37	0.75%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$53,383,621
Number of Portfolio Holdings	70
Portfolio Turnover Rate	7%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Williams Cos., Inc.	2.6%
CenterPoint Energy, Inc.	2.6%
Teledyne Technologies, Inc.	2.5%
Aptiv PLC	2.4%
Ciena Corp.	2.4%
Gates Industrial Corp. PLC	2.3%
Baker Hughes Co.	2.3%
McKesson Corp.	2.3%
Regency Centers Corp.	2.2%
Travel & Leisure Co.	2.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	25.1%
Industrials	21.3%
Consumer Discretionary	10.2%
Financials	9.5%
Energy	9.0%
Utilities	7.6%
Health Care	6.2%
Materials	3.5%
Consumer Staples	3.2%
Real Estate	2.7%
Communication Services	1.7%
Short-Term Investments	0.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/MCIV.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0156 04/25

Neuberger Berman

Multi-Cap Opportunities Fund

Semi-Annual Shareholder Report

February 28, 2025

Institutional Class: NMULX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/multicapopp. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$44	0.87%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$244,944,483
Number of Portfolio Holdings	46
Portfolio Turnover Rate	13%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Berkshire Hathaway, Inc. Class B	5.3%
Microsoft Corp.	5.0%
Amazon.com, Inc.	4.2%
Brookfield Corp.	4.1%
Apple, Inc.	3.9%
Alphabet, Inc. Class C	3.5%
U.S. Foods Holding Corp.	3.5%
T-Mobile U.S., Inc.	3.2%
Oracle Corp.	3.2%
JPMorgan Chase & Co.	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	23.7%
Information Technology	19.1%
Consumer Discretionary	13.2%
Industrials	11.5%
Materials	8.5%
Consumer Staples	6.8%
Communication Services	6.7%
Health Care	4.6%
Utilities	2.9%
Energy	2.1%
Short-Term Investments	0.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/multicapopp.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0166 04/25

Neuberger Berman

Multi-Cap Opportunities Fund

Semi-Annual Shareholder Report

February 28, 2025

Class A: NMUAX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/multicapopp. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$63	1.25%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$244,944,483
Number of Portfolio Holdings	46
Portfolio Turnover Rate	13%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Berkshire Hathaway, Inc. Class B	5.3%
Microsoft Corp.	5.0%
Amazon.com, Inc.	4.2%
Brookfield Corp.	4.1%
Apple, Inc.	3.9%
Alphabet, Inc. Class C	3.5%
U.S. Foods Holding Corp.	3.5%
T-Mobile U.S., Inc.	3.2%
Oracle Corp.	3.2%
JPMorgan Chase & Co.	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	23.7%
Information Technology	19.1%
Consumer Discretionary	13.2%
Industrials	11.5%
Materials	8.5%
Consumer Staples	6.8%
Communication Services	6.7%
Health Care	4.6%
Utilities	2.9%
Energy	2.1%
Short-Term Investments	0.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/multicapopp.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0163 04/25

Neuberger Berman

Multi-Cap Opportunities Fund

Semi-Annual Shareholder Report

February 28, 2025

Class C: NMUCX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/multicapopp. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$100	1.99%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$244,944,483
Number of Portfolio Holdings	46
Portfolio Turnover Rate	13%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Berkshire Hathaway, Inc. Class B	5.3%
Microsoft Corp.	5.0%
Amazon.com, Inc.	4.2%
Brookfield Corp.	4.1%
Apple, Inc.	3.9%
Alphabet, Inc. Class C	3.5%
U.S. Foods Holding Corp.	3.5%
T-Mobile U.S., Inc.	3.2%
Oracle Corp.	3.2%
JPMorgan Chase & Co.	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	23.7%
Information Technology	19.1%
Consumer Discretionary	13.2%
Industrials	11.5%
Materials	8.5%
Consumer Staples	6.8%
Communication Services	6.7%
Health Care	4.6%
Utilities	2.9%
Energy	2.1%
Short-Term Investments	0.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/multicapopp.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0165 04/25

Neuberger Berman

Multi-Cap Opportunities Fund

Semi-Annual Shareholder Report

February 28, 2025

Class E: NMUEX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/multicapopp. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class E	$6	0.12%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$244,944,483
Number of Portfolio Holdings	46
Portfolio Turnover Rate	13%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Berkshire Hathaway, Inc. Class B	5.3%
Microsoft Corp.	5.0%
Amazon.com, Inc.	4.2%
Brookfield Corp.	4.1%
Apple, Inc.	3.9%
Alphabet, Inc. Class C	3.5%
U.S. Foods Holding Corp.	3.5%
T-Mobile U.S., Inc.	3.2%
Oracle Corp.	3.2%
JPMorgan Chase & Co.	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	23.7%
Information Technology	19.1%
Consumer Discretionary	13.2%
Industrials	11.5%
Materials	8.5%
Consumer Staples	6.8%
Communication Services	6.7%
Health Care	4.6%
Utilities	2.9%
Energy	2.1%
Short-Term Investments	0.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/multicapopp.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0164 04/25

Neuberger Berman

Real Estate Fund

Semi-Annual Shareholder Report

February 28, 2025

Trust Class: NBRFX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/realestate. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Trust Class	$52	1.04%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$744,471,958
Number of Portfolio Holdings	37
Portfolio Turnover Rate	25%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Prologis, Inc.	8.9%
American Tower Corp.	7.5%
Equinix, Inc.	7.0%
Welltower, Inc.	5.5%
Simon Property Group, Inc.	5.1%
AvalonBay Communities, Inc.	4.6%
Sun Communities, Inc.	4.2%
Ventas, Inc.	4.0%
Invitation Homes, Inc.	3.5%
Public Storage	3.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Telecommunications	12.4%
Health Care	12.1%
Industrial	11.8%
Data Centers	8.6%
Apartments	8.3%
Regional Malls	6.2%
Manufactured Homes	5.9%
Self Storage	5.7%
Free Standing	5.1%
Shopping Centers	5.1%
Single Family Homes	5.0%
Office	3.6%
Hotels, Restaurants & Leisure	3.1%
Gaming	2.4%
Specialty	1.7%
Timber	1.6%
Short-Term Investments	1.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/realestate.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0174 04/25

Neuberger Berman

Real Estate Fund

Semi-Annual Shareholder Report

February 28, 2025

Institutional Class: NBRIX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/realestate. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$42	0.85%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$744,471,958
Number of Portfolio Holdings	37
Portfolio Turnover Rate	25%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Prologis, Inc.	8.9%
American Tower Corp.	7.5%
Equinix, Inc.	7.0%
Welltower, Inc.	5.5%
Simon Property Group, Inc.	5.1%
AvalonBay Communities, Inc.	4.6%
Sun Communities, Inc.	4.2%
Ventas, Inc.	4.0%
Invitation Homes, Inc.	3.5%
Public Storage	3.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Telecommunications	12.4%
Health Care	12.1%
Industrial	11.8%
Data Centers	8.6%
Apartments	8.3%
Regional Malls	6.2%
Manufactured Homes	5.9%
Self Storage	5.7%
Free Standing	5.1%
Shopping Centers	5.1%
Single Family Homes	5.0%
Office	3.6%
Hotels, Restaurants & Leisure	3.1%
Gaming	2.4%
Specialty	1.7%
Timber	1.6%
Short-Term Investments	1.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/realestate.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0180 04/25

Neuberger Berman

Real Estate Fund

Semi-Annual Shareholder Report

February 28, 2025

Class A: NREAX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/realestate. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$60	1.21%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$744,471,958
Number of Portfolio Holdings	37
Portfolio Turnover Rate	25%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Prologis, Inc.	8.9%
American Tower Corp.	7.5%
Equinix, Inc.	7.0%
Welltower, Inc.	5.5%
Simon Property Group, Inc.	5.1%
AvalonBay Communities, Inc.	4.6%
Sun Communities, Inc.	4.2%
Ventas, Inc.	4.0%
Invitation Homes, Inc.	3.5%
Public Storage	3.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Telecommunications	12.4%
Health Care	12.1%
Industrial	11.8%
Data Centers	8.6%
Apartments	8.3%
Regional Malls	6.2%
Manufactured Homes	5.9%
Self Storage	5.7%
Free Standing	5.1%
Shopping Centers	5.1%
Single Family Homes	5.0%
Office	3.6%
Hotels, Restaurants & Leisure	3.1%
Gaming	2.4%
Specialty	1.7%
Timber	1.6%
Short-Term Investments	1.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/realestate.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0175 04/25

Neuberger Berman

Real Estate Fund

Semi-Annual Shareholder Report

February 28, 2025

Class C: NRECX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/realestate. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$97	1.96%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$744,471,958
Number of Portfolio Holdings	37
Portfolio Turnover Rate	25%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Prologis, Inc.	8.9%
American Tower Corp.	7.5%
Equinix, Inc.	7.0%
Welltower, Inc.	5.5%
Simon Property Group, Inc.	5.1%
AvalonBay Communities, Inc.	4.6%
Sun Communities, Inc.	4.2%
Ventas, Inc.	4.0%
Invitation Homes, Inc.	3.5%
Public Storage	3.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Telecommunications	12.4%
Health Care	12.1%
Industrial	11.8%
Data Centers	8.6%
Apartments	8.3%
Regional Malls	6.2%
Manufactured Homes	5.9%
Self Storage	5.7%
Free Standing	5.1%
Shopping Centers	5.1%
Single Family Homes	5.0%
Office	3.6%
Hotels, Restaurants & Leisure	3.1%
Gaming	2.4%
Specialty	1.7%
Timber	1.6%
Short-Term Investments	1.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/realestate.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0179 04/25

Neuberger Berman

Real Estate Fund

Semi-Annual Shareholder Report

February 28, 2025

Class R3: NRERX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/realestate. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R3	$72	1.46%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$744,471,958
Number of Portfolio Holdings	37
Portfolio Turnover Rate	25%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Prologis, Inc.	8.9%
American Tower Corp.	7.5%
Equinix, Inc.	7.0%
Welltower, Inc.	5.5%
Simon Property Group, Inc.	5.1%
AvalonBay Communities, Inc.	4.6%
Sun Communities, Inc.	4.2%
Ventas, Inc.	4.0%
Invitation Homes, Inc.	3.5%
Public Storage	3.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Telecommunications	12.4%
Health Care	12.1%
Industrial	11.8%
Data Centers	8.6%
Apartments	8.3%
Regional Malls	6.2%
Manufactured Homes	5.9%
Self Storage	5.7%
Free Standing	5.1%
Shopping Centers	5.1%
Single Family Homes	5.0%
Office	3.6%
Hotels, Restaurants & Leisure	3.1%
Gaming	2.4%
Specialty	1.7%
Timber	1.6%
Short-Term Investments	1.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/realestate.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0177 04/25

Neuberger Berman

Real Estate Fund

Semi-Annual Shareholder Report

February 28, 2025

Class R6: NRREX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/realestate. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$37	0.75%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$744,471,958
Number of Portfolio Holdings	37
Portfolio Turnover Rate	25%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Prologis, Inc.	8.9%
American Tower Corp.	7.5%
Equinix, Inc.	7.0%
Welltower, Inc.	5.5%
Simon Property Group, Inc.	5.1%
AvalonBay Communities, Inc.	4.6%
Sun Communities, Inc.	4.2%
Ventas, Inc.	4.0%
Invitation Homes, Inc.	3.5%
Public Storage	3.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Telecommunications	12.4%
Health Care	12.1%
Industrial	11.8%
Data Centers	8.6%
Apartments	8.3%
Regional Malls	6.2%
Manufactured Homes	5.9%
Self Storage	5.7%
Free Standing	5.1%
Shopping Centers	5.1%
Single Family Homes	5.0%
Office	3.6%
Hotels, Restaurants & Leisure	3.1%
Gaming	2.4%
Specialty	1.7%
Timber	1.6%
Short-Term Investments	1.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/realestate.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0178 04/25

Neuberger Berman

Real Estate Fund

Semi-Annual Shareholder Report

February 28, 2025

Class E: NREEX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/realestate. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class E	$3	0.07%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$744,471,958
Number of Portfolio Holdings	37
Portfolio Turnover Rate	25%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Prologis, Inc.	8.9%
American Tower Corp.	7.5%
Equinix, Inc.	7.0%
Welltower, Inc.	5.5%
Simon Property Group, Inc.	5.1%
AvalonBay Communities, Inc.	4.6%
Sun Communities, Inc.	4.2%
Ventas, Inc.	4.0%
Invitation Homes, Inc.	3.5%
Public Storage	3.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Telecommunications	12.4%
Health Care	12.1%
Industrial	11.8%
Data Centers	8.6%
Apartments	8.3%
Regional Malls	6.2%
Manufactured Homes	5.9%
Self Storage	5.7%
Free Standing	5.1%
Shopping Centers	5.1%
Single Family Homes	5.0%
Office	3.6%
Hotels, Restaurants & Leisure	3.1%
Gaming	2.4%
Specialty	1.7%
Timber	1.6%
Short-Term Investments	1.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/realestate.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0176 04/25

Neuberger Berman

Small Cap Growth Fund

Semi-Annual Shareholder Report

February 28, 2025

Investor Class: NBMIX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/SCG. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$49	1.01%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$456,752,001
Number of Portfolio Holdings	91
Portfolio Turnover Rate	64%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	5.4%
iShares Russell 2000 Growth ETF	4.7%
State Street Navigator Securities Lending Government Money Market Portfolio	3.7%
Halozyme Therapeutics, Inc.	3.0%
Piper Sandler Cos.	2.2%
Applied Industrial Technologies, Inc.	2.2%
StepStone Group, Inc. Class A	2.1%
Q2 Holdings, Inc.	2.0%
Mr. Cooper Group, Inc.	1.9%
Sprouts Farmers Market, Inc.	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Health Care	21.6%
Industrials	20.9%
Information Technology	16.2%
Financials	11.4%
Consumer Discretionary	8.7%
Materials	2.8%
Consumer Staples	2.6%
Energy	2.0%
Exchange-Traded Funds	4.7%
Short-Term Investments	9.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/SCG.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0189 04/25

Neuberger Berman

Small Cap Growth Fund

Semi-Annual Shareholder Report

February 28, 2025

Trust Class: NBMOX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/SCG. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Trust Class	$60	1.25%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$456,752,001
Number of Portfolio Holdings	91
Portfolio Turnover Rate	64%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	5.4%
iShares Russell 2000 Growth ETF	4.7%
State Street Navigator Securities Lending Government Money Market Portfolio	3.7%
Halozyme Therapeutics, Inc.	3.0%
Piper Sandler Cos.	2.2%
Applied Industrial Technologies, Inc.	2.2%
StepStone Group, Inc. Class A	2.1%
Q2 Holdings, Inc.	2.0%
Mr. Cooper Group, Inc.	1.9%
Sprouts Farmers Market, Inc.	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Health Care	21.6%
Industrials	20.9%
Information Technology	16.2%
Financials	11.4%
Consumer Discretionary	8.7%
Materials	2.8%
Consumer Staples	2.6%
Energy	2.0%
Exchange-Traded Funds	4.7%
Short-Term Investments	9.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/SCG.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0190 04/25

Neuberger Berman

Small Cap Growth Fund

Semi-Annual Shareholder Report

February 28, 2025

Advisor Class: NBMVX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/SCG. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Advisor Class	$67	1.40%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$456,752,001
Number of Portfolio Holdings	91
Portfolio Turnover Rate	64%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	5.4%
iShares Russell 2000 Growth ETF	4.7%
State Street Navigator Securities Lending Government Money Market Portfolio	3.7%
Halozyme Therapeutics, Inc.	3.0%
Piper Sandler Cos.	2.2%
Applied Industrial Technologies, Inc.	2.2%
StepStone Group, Inc. Class A	2.1%
Q2 Holdings, Inc.	2.0%
Mr. Cooper Group, Inc.	1.9%
Sprouts Farmers Market, Inc.	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Health Care	21.6%
Industrials	20.9%
Information Technology	16.2%
Financials	11.4%
Consumer Discretionary	8.7%
Materials	2.8%
Consumer Staples	2.6%
Energy	2.0%
Exchange-Traded Funds	4.7%
Short-Term Investments	9.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/SCG.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0196 04/25

Neuberger Berman

Small Cap Growth Fund

Semi-Annual Shareholder Report

February 28, 2025

Institutional Class: NBSMX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/SCG. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$43	0.90%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$456,752,001
Number of Portfolio Holdings	91
Portfolio Turnover Rate	64%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	5.4%
iShares Russell 2000 Growth ETF	4.7%
State Street Navigator Securities Lending Government Money Market Portfolio	3.7%
Halozyme Therapeutics, Inc.	3.0%
Piper Sandler Cos.	2.2%
Applied Industrial Technologies, Inc.	2.2%
StepStone Group, Inc. Class A	2.1%
Q2 Holdings, Inc.	2.0%
Mr. Cooper Group, Inc.	1.9%
Sprouts Farmers Market, Inc.	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Health Care	21.6%
Industrials	20.9%
Information Technology	16.2%
Financials	11.4%
Consumer Discretionary	8.7%
Materials	2.8%
Consumer Staples	2.6%
Energy	2.0%
Exchange-Traded Funds	4.7%
Short-Term Investments	9.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/SCG.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0195 04/25

Neuberger Berman

Small Cap Growth Fund

Semi-Annual Shareholder Report

February 28, 2025

Class A: NSNAX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/SCG. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$60	1.26%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$456,752,001
Number of Portfolio Holdings	91
Portfolio Turnover Rate	64%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	5.4%
iShares Russell 2000 Growth ETF	4.7%
State Street Navigator Securities Lending Government Money Market Portfolio	3.7%
Halozyme Therapeutics, Inc.	3.0%
Piper Sandler Cos.	2.2%
Applied Industrial Technologies, Inc.	2.2%
StepStone Group, Inc. Class A	2.1%
Q2 Holdings, Inc.	2.0%
Mr. Cooper Group, Inc.	1.9%
Sprouts Farmers Market, Inc.	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Health Care	21.6%
Industrials	20.9%
Information Technology	16.2%
Financials	11.4%
Consumer Discretionary	8.7%
Materials	2.8%
Consumer Staples	2.6%
Energy	2.0%
Exchange-Traded Funds	4.7%
Short-Term Investments	9.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/SCG.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0191 04/25

Neuberger Berman

Small Cap Growth Fund

Semi-Annual Shareholder Report

February 28, 2025

Class C: NSNCX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/SCG. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$96	2.01%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$456,752,001
Number of Portfolio Holdings	91
Portfolio Turnover Rate	64%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	5.4%
iShares Russell 2000 Growth ETF	4.7%
State Street Navigator Securities Lending Government Money Market Portfolio	3.7%
Halozyme Therapeutics, Inc.	3.0%
Piper Sandler Cos.	2.2%
Applied Industrial Technologies, Inc.	2.2%
StepStone Group, Inc. Class A	2.1%
Q2 Holdings, Inc.	2.0%
Mr. Cooper Group, Inc.	1.9%
Sprouts Farmers Market, Inc.	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Health Care	21.6%
Industrials	20.9%
Information Technology	16.2%
Financials	11.4%
Consumer Discretionary	8.7%
Materials	2.8%
Consumer Staples	2.6%
Energy	2.0%
Exchange-Traded Funds	4.7%
Short-Term Investments	9.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/SCG.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0194 04/25

Neuberger Berman

Small Cap Growth Fund

Semi-Annual Shareholder Report

February 28, 2025

Class R3: NSNRX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/SCG. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R3	$72	1.51%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$456,752,001
Number of Portfolio Holdings	91
Portfolio Turnover Rate	64%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	5.4%
iShares Russell 2000 Growth ETF	4.7%
State Street Navigator Securities Lending Government Money Market Portfolio	3.7%
Halozyme Therapeutics, Inc.	3.0%
Piper Sandler Cos.	2.2%
Applied Industrial Technologies, Inc.	2.2%
StepStone Group, Inc. Class A	2.1%
Q2 Holdings, Inc.	2.0%
Mr. Cooper Group, Inc.	1.9%
Sprouts Farmers Market, Inc.	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Health Care	21.6%
Industrials	20.9%
Information Technology	16.2%
Financials	11.4%
Consumer Discretionary	8.7%
Materials	2.8%
Consumer Staples	2.6%
Energy	2.0%
Exchange-Traded Funds	4.7%
Short-Term Investments	9.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/SCG.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0192 04/25

Neuberger Berman

Small Cap Growth Fund

Semi-Annual Shareholder Report

February 28, 2025

Class R6: NSRSX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/SCG. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$38	0.80%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$456,752,001
Number of Portfolio Holdings	91
Portfolio Turnover Rate	64%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	5.4%
iShares Russell 2000 Growth ETF	4.7%
State Street Navigator Securities Lending Government Money Market Portfolio	3.7%
Halozyme Therapeutics, Inc.	3.0%
Piper Sandler Cos.	2.2%
Applied Industrial Technologies, Inc.	2.2%
StepStone Group, Inc. Class A	2.1%
Q2 Holdings, Inc.	2.0%
Mr. Cooper Group, Inc.	1.9%
Sprouts Farmers Market, Inc.	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Health Care	21.6%
Industrials	20.9%
Information Technology	16.2%
Financials	11.4%
Consumer Discretionary	8.7%
Materials	2.8%
Consumer Staples	2.6%
Energy	2.0%
Exchange-Traded Funds	4.7%
Short-Term Investments	9.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/SCG.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0193 04/25

Neuberger Berman

Sustainable Equity Fund

Semi-Annual Shareholder Report

February 28, 2025

Investor Class: NBSRX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/sustainableequity. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$44	0.86%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$1,625,584,947
Number of Portfolio Holdings	45
Portfolio Turnover Rate	3%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Amazon.com, Inc.	8.9%
Alphabet, Inc. Class A	7.6%
Microsoft Corp.	7.3%
Interactive Brokers Group, Inc. Class A	5.5%
Berkshire Hathaway, Inc. Class B	5.3%
MasterCard, Inc. Class A	4.8%
GoDaddy, Inc. Class A	3.7%
Progressive Corp.	3.3%
Fiserv, Inc.	3.0%
Apple, Inc.	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	27.4%
Information Technology	23.7%
Consumer Discretionary	13.4%
Communication Services	13.0%
Health Care	8.8%
Industrials	6.0%
Consumer Staples	2.7%
Materials	1.4%
Energy	0.9%
Utilities	0.8%
Short-Term Investments	1.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/sustainableequity.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0205 04/25

Neuberger Berman

Sustainable Equity Fund

Semi-Annual Shareholder Report

February 28, 2025

Trust Class: NBSTX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/sustainableequity. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Trust Class	$54	1.04%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$1,625,584,947
Number of Portfolio Holdings	45
Portfolio Turnover Rate	3%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Amazon.com, Inc.	8.9%
Alphabet, Inc. Class A	7.6%
Microsoft Corp.	7.3%
Interactive Brokers Group, Inc. Class A	5.5%
Berkshire Hathaway, Inc. Class B	5.3%
MasterCard, Inc. Class A	4.8%
GoDaddy, Inc. Class A	3.7%
Progressive Corp.	3.3%
Fiserv, Inc.	3.0%
Apple, Inc.	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	27.4%
Information Technology	23.7%
Consumer Discretionary	13.4%
Communication Services	13.0%
Health Care	8.8%
Industrials	6.0%
Consumer Staples	2.7%
Materials	1.4%
Energy	0.9%
Utilities	0.8%
Short-Term Investments	1.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/sustainableequity.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0206 04/25

Neuberger Berman

Sustainable Equity Fund

Semi-Annual Shareholder Report

February 28, 2025

Institutional Class: NBSLX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/sustainableequity. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$36	0.69%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$1,625,584,947
Number of Portfolio Holdings	45
Portfolio Turnover Rate	3%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Amazon.com, Inc.	8.9%
Alphabet, Inc. Class A	7.6%
Microsoft Corp.	7.3%
Interactive Brokers Group, Inc. Class A	5.5%
Berkshire Hathaway, Inc. Class B	5.3%
MasterCard, Inc. Class A	4.8%
GoDaddy, Inc. Class A	3.7%
Progressive Corp.	3.3%
Fiserv, Inc.	3.0%
Apple, Inc.	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	27.4%
Information Technology	23.7%
Consumer Discretionary	13.4%
Communication Services	13.0%
Health Care	8.8%
Industrials	6.0%
Consumer Staples	2.7%
Materials	1.4%
Energy	0.9%
Utilities	0.8%
Short-Term Investments	1.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/sustainableequity.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0211 04/25

Neuberger Berman

Sustainable Equity Fund

Semi-Annual Shareholder Report

February 28, 2025

Class A: NRAAX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/sustainableequity. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$54	1.05%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$1,625,584,947
Number of Portfolio Holdings	45
Portfolio Turnover Rate	3%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Amazon.com, Inc.	8.9%
Alphabet, Inc. Class A	7.6%
Microsoft Corp.	7.3%
Interactive Brokers Group, Inc. Class A	5.5%
Berkshire Hathaway, Inc. Class B	5.3%
MasterCard, Inc. Class A	4.8%
GoDaddy, Inc. Class A	3.7%
Progressive Corp.	3.3%
Fiserv, Inc.	3.0%
Apple, Inc.	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	27.4%
Information Technology	23.7%
Consumer Discretionary	13.4%
Communication Services	13.0%
Health Care	8.8%
Industrials	6.0%
Consumer Staples	2.7%
Materials	1.4%
Energy	0.9%
Utilities	0.8%
Short-Term Investments	1.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/sustainableequity.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0207 04/25

Neuberger Berman

Sustainable Equity Fund

Semi-Annual Shareholder Report

February 28, 2025

Class C: NRACX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/sustainableequity. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$93	1.80%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$1,625,584,947
Number of Portfolio Holdings	45
Portfolio Turnover Rate	3%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Amazon.com, Inc.	8.9%
Alphabet, Inc. Class A	7.6%
Microsoft Corp.	7.3%
Interactive Brokers Group, Inc. Class A	5.5%
Berkshire Hathaway, Inc. Class B	5.3%
MasterCard, Inc. Class A	4.8%
GoDaddy, Inc. Class A	3.7%
Progressive Corp.	3.3%
Fiserv, Inc.	3.0%
Apple, Inc.	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	27.4%
Information Technology	23.7%
Consumer Discretionary	13.4%
Communication Services	13.0%
Health Care	8.8%
Industrials	6.0%
Consumer Staples	2.7%
Materials	1.4%
Energy	0.9%
Utilities	0.8%
Short-Term Investments	1.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/sustainableequity.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0210 04/25

Neuberger Berman

Sustainable Equity Fund

Semi-Annual Shareholder Report

February 28, 2025

Class R3: NRARX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/sustainableequity. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R3	$67	1.30%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$1,625,584,947
Number of Portfolio Holdings	45
Portfolio Turnover Rate	3%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Amazon.com, Inc.	8.9%
Alphabet, Inc. Class A	7.6%
Microsoft Corp.	7.3%
Interactive Brokers Group, Inc. Class A	5.5%
Berkshire Hathaway, Inc. Class B	5.3%
MasterCard, Inc. Class A	4.8%
GoDaddy, Inc. Class A	3.7%
Progressive Corp.	3.3%
Fiserv, Inc.	3.0%
Apple, Inc.	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	27.4%
Information Technology	23.7%
Consumer Discretionary	13.4%
Communication Services	13.0%
Health Care	8.8%
Industrials	6.0%
Consumer Staples	2.7%
Materials	1.4%
Energy	0.9%
Utilities	0.8%
Short-Term Investments	1.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/sustainableequity.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0208 04/25

Neuberger Berman

Sustainable Equity Fund

Semi-Annual Shareholder Report

February 28, 2025

Class R6: NRSRX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/sustainableequity. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$31	0.59%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$1,625,584,947
Number of Portfolio Holdings	45
Portfolio Turnover Rate	3%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Amazon.com, Inc.	8.9%
Alphabet, Inc. Class A	7.6%
Microsoft Corp.	7.3%
Interactive Brokers Group, Inc. Class A	5.5%
Berkshire Hathaway, Inc. Class B	5.3%
MasterCard, Inc. Class A	4.8%
GoDaddy, Inc. Class A	3.7%
Progressive Corp.	3.3%
Fiserv, Inc.	3.0%
Apple, Inc.	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	27.4%
Information Technology	23.7%
Consumer Discretionary	13.4%
Communication Services	13.0%
Health Care	8.8%
Industrials	6.0%
Consumer Staples	2.7%
Materials	1.4%
Energy	0.9%
Utilities	0.8%
Short-Term Investments	1.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/sustainableequity.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0209 04/25

Neuberger Berman

Sustainable Equity Fund

Semi-Annual Shareholder Report

February 28, 2025

Class E: NRAEX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/sustainableequity. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class E	$3	0.05%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$1,625,584,947
Number of Portfolio Holdings	45
Portfolio Turnover Rate	3%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Amazon.com, Inc.	8.9%
Alphabet, Inc. Class A	7.6%
Microsoft Corp.	7.3%
Interactive Brokers Group, Inc. Class A	5.5%
Berkshire Hathaway, Inc. Class B	5.3%
MasterCard, Inc. Class A	4.8%
GoDaddy, Inc. Class A	3.7%
Progressive Corp.	3.3%
Fiserv, Inc.	3.0%
Apple, Inc.	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	27.4%
Information Technology	23.7%
Consumer Discretionary	13.4%
Communication Services	13.0%
Health Care	8.8%
Industrials	6.0%
Consumer Staples	2.7%
Materials	1.4%
Energy	0.9%
Utilities	0.8%
Short-Term Investments	1.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/sustainableequity.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0212 04/25

Neuberger Berman

U.S. Equity Impact Fund

Semi-Annual Shareholder Report

February 28, 2025

Institutional Class: NEQIX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/usequityimpact. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$44	0.90%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$13,787,594
Number of Portfolio Holdings	44
Portfolio Turnover Rate	6%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Trane Technologies PLC	4.9%
Motorola Solutions, Inc.	4.5%
Pentair PLC	4.5%
Westinghouse Air Brake Technologies Corp.	4.4%
Boston Scientific Corp.	4.2%
Graphic Packaging Holding Co.	4.2%
Ecolab, Inc.	3.6%
Brookfield Renewable Corp.	3.5%
Verisk Analytics, Inc.	3.1%
NVIDIA Corp.	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	32.9%
Information Technology	20.9%
Health Care	17.7%
Materials	9.7%
Utilities	6.5%
Consumer Staples	4.4%
Financials	3.8%
Consumer Discretionary	1.9%
Short-Term Investments	2.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/usequityimpact.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0218 04/25

Neuberger Berman

U.S. Equity Impact Fund

Semi-Annual Shareholder Report

February 28, 2025

Class A: NEQAX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/usequityimpact. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$62	1.26%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$13,787,594
Number of Portfolio Holdings	44
Portfolio Turnover Rate	6%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Trane Technologies PLC	4.9%
Motorola Solutions, Inc.	4.5%
Pentair PLC	4.5%
Westinghouse Air Brake Technologies Corp.	4.4%
Boston Scientific Corp.	4.2%
Graphic Packaging Holding Co.	4.2%
Ecolab, Inc.	3.6%
Brookfield Renewable Corp.	3.5%
Verisk Analytics, Inc.	3.1%
NVIDIA Corp.	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	32.9%
Information Technology	20.9%
Health Care	17.7%
Materials	9.7%
Utilities	6.5%
Consumer Staples	4.4%
Financials	3.8%
Consumer Discretionary	1.9%
Short-Term Investments	2.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/usequityimpact.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0216 04/25

Neuberger Berman

U.S. Equity Impact Fund

Semi-Annual Shareholder Report

February 28, 2025

Class C: NEQCX

This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at nb.com/usequityimpact. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$98	2.01%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$13,787,594
Number of Portfolio Holdings	44
Portfolio Turnover Rate	6%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Trane Technologies PLC	4.9%
Motorola Solutions, Inc.	4.5%
Pentair PLC	4.5%
Westinghouse Air Brake Technologies Corp.	4.4%
Boston Scientific Corp.	4.2%
Graphic Packaging Holding Co.	4.2%
Ecolab, Inc.	3.6%
Brookfield Renewable Corp.	3.5%
Verisk Analytics, Inc.	3.1%
NVIDIA Corp.	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	32.9%
Information Technology	20.9%
Health Care	17.7%
Materials	9.7%
Utilities	6.5%
Consumer Staples	4.4%
Financials	3.8%
Consumer Discretionary	1.9%
Short-Term Investments	2.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/usequityimpact.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0217 04/25

(b)	Not applicable to the Registrant.

Item 2.  Code of Ethics.

The Board of Trustees (“Board”) of Neuberger Berman Equity Funds (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”).  During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.
A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Absolute Return Multi-Manager Fund’s Form N-CSR, Investment Company Act file number 811-21715 (filed January 6, 2025). The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

Item 3.  Audit Committee Financial Expert.

Not applicable to semi-annual reports on Form N-CSR.
Item 4.  Principal Accountant Fees and Services.

Not applicable to semi-annual reports on Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

(a)	Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 6.  Investments.

(a)	The complete schedule of investments for each series is disclosed in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Neuberger Berman
Equity Funds
Investor Class Shares	Class A Shares
Trust Class Shares	Class C Shares
Advisor Class Shares	Class R3 Shares
Institutional Class Shares	Class R6 Shares
Class E Shares
Dividend Growth Fund
Emerging Markets Equity Fund
Equity Income Fund
Focus Fund
Genesis Fund
International Equity Fund
International Select Fund
International Small Cap Fund
Intrinsic Value Fund
Large Cap Growth Fund
Large Cap Value Fund
Mid Cap Growth Fund
Mid Cap Intrinsic Value Fund
Multi-Cap Opportunities Fund
Real Estate Fund
Small Cap Growth Fund
Sustainable Equity Fund
U.S. Equity Impact Fund

Semi-Annual Financial Statements and Other Information
February 28, 2025

Contents
Proxy Disclosures for Open-End Management Investment Companies (Form N-CSR Item 9)	N/A
Board Consideration of the Management Agreements (Form N-CSR Item 11)	175
The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund names in this piece are either service marks or registered service marks of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA. ©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Legend February 28, 2025 (Unaudited)
Neuberger Berman Equity Funds
Counterparties:
SSB	= State Street Bank and Trust Company
Investment Methods:
PIPE	= Private investment in public equity
Other Abbreviations:
ADR	= American Depositary Receipt
CVR	= Contingent Value Right
Management or NBIA	= Neuberger Berman Investment Advisers LLC
PJSC	= Public Joint Stock Company

Schedule of Investments Dividend Growth Fund^ (Unaudited)
February 28, 2025

Number of Shares		Value
Common Stocks 98.9%
Banks 4.7%
11,650	JPMorgan Chase & Co.	$3,083,172
8,550	PNC Financial Services Group, Inc.	1,640,916
		4,724,088
Capital Markets 7.7%
1,275	Blackrock, Inc.	1,246,670
7,700	Cboe Global Markets, Inc.	1,623,160
34,400	Charles Schwab Corp.	2,735,832
16,450	Morgan Stanley	2,189,659
		7,795,321
Chemicals 1.0%
16,915	Novonesis (Novozymes) B Class B	1,023,884
Commercial Services & Supplies 0.3%
2,853	Veralto Corp.	284,615
Consumer Finance 1.6%
5,250	American Express Co.	1,580,040
Consumer Staples Distribution & Retail 2.6%
26,275	Walmart, Inc.	2,590,978
Electrical Equipment 5.2%
92,650	Siemens Energy AG*	5,327,979
Electronic Equipment, Instruments & Components 3.5%
53,000	Amphenol Corp. Class A	3,529,800
Energy Equipment & Services 0.9%
36,950	Noble Corp. PLC	957,005
Entertainment 4.6%
21,550	Electronic Arts, Inc.	2,782,536
16,375	Walt Disney Co.	1,863,475
		4,646,011
Financial Services 0.9%
16,850	Equitable Holdings, Inc.	927,087
Food Products 3.9%
15,075	McCormick & Co., Inc.	1,245,346
1,285	McCormick & Co., Inc.	105,897
20,150	Mondelez International, Inc. Class A	1,294,235
42,255	Tootsie Roll Industries, Inc.	1,309,482
		3,954,960
Gas Utilities 2.1%
27,865	Southwest Gas Holdings, Inc.	2,091,268
Ground Transportation 1.6%
50,125	CSX Corp.	1,604,501
Number of Shares		Value
Health Care Equipment & Supplies 2.2%
4,150	Becton Dickinson & Co.	$935,949
14,490	Medtronic PLC	1,333,370
		2,269,319
Hotels, Restaurants & Leisure 1.6%
5,200	McDonald's Corp.	1,603,316
Industrial Conglomerates 1.7%
8,200	Honeywell International, Inc.	1,745,698
Industrial REITs 2.1%
30,955	Terreno Realty Corp.	2,099,368
Insurance 2.1%
5,175	Aon PLC Class A	2,117,196
Life Sciences Tools & Services 3.9%
13,535	Agilent Technologies, Inc.	1,731,398
10,910	Danaher Corp.	2,266,662
		3,998,060
Machinery 0.9%
4,139	Nordson Corp.	870,390
Metals & Mining 3.1%
29,125	Freeport-McMoRan, Inc.	1,075,004
30,400	Wheaton Precious Metals Corp.	2,095,168
		3,170,172
Multi-Utilities 0.7%
8,920	Public Service Enterprise Group, Inc.	723,858
Oil, Gas & Consumable Fuels 2.9%
36,500	Devon Energy Corp.	1,322,030
5,250	Expand Energy Corp.	519,120
13,894	Shell PLC	464,273
10,075	Shell PLC ADR	679,659
		2,985,082
Pharmaceuticals 4.8%
35,885	AstraZeneca PLC ADR	2,734,796
2,295	Eli Lilly & Co.	2,112,846
		4,847,642
Professional Services 1.3%
4,300	Automatic Data Processing, Inc.	1,355,274
Semiconductors & Semiconductor Equipment 10.8%
15,675	Analog Devices, Inc.	3,606,190
18,280	Applied Materials, Inc.	2,889,520
1,275	Broadcom, Inc.	254,273
11,050	QUALCOMM, Inc.	1,736,729
16,355	Universal Display Corp.	2,512,455
		10,999,167
See Notes to Financial Statements

Schedule of Investments Dividend Growth Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Software 6.5%
2,370	Intuit, Inc.	$1,454,801
9,675	Microsoft Corp.	3,840,878
4,325	Salesforce, Inc.	1,288,201
		6,583,880
Specialized REITs 1.0%
44,660	Millrose Properties, Inc. Class A*	1,020,928
Specialty Retail 2.6%
21,100	TJX Cos., Inc.	2,632,436
Technology Hardware, Storage & Peripherals 3.4%
14,250	Apple, Inc.	3,446,220
Textiles, Apparel & Luxury Goods 4.2%
16,565	Cie Financiere Richemont SA Class A	3,394,384
11,470	NIKE, Inc. Class B	911,062
		4,305,446
Number of Shares		Value
Wireless Telecommunication Services 2.5%
9,325	T-Mobile U.S., Inc.	$2,514,859

Total Common Stocks (Cost $61,198,353)		100,325,848

Short-Term Investments 1.0%
Investment Companies 1.0%
1,029,344	State Street Institutional Treasury Money Market Fund Premier Class, 4.27%(a) (Cost $1,029,344)	1,029,344
Total Investments 99.9% (Cost $62,227,697)		101,355,192
Other Assets Less Liabilities 0.1%		137,166
Net Assets 100.0%		$101,492,358

*	Non-income producing security.
(a)	Represents 7-day effective yield as of February 28, 2025.
See Notes to Financial Statements

Schedule of Investments Dividend Growth Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$85,749,637	84.5%
Germany	5,327,979	5.3%
Switzerland	3,394,384	3.3%
United Kingdom	2,734,796	2.7%
Brazil	2,095,168	2.1%
Denmark	1,023,884	1.0%
Short-Term Investments and Other Assets—Net	1,166,510	1.1%
	$101,492,358	100.0%
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of February 28, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Chemicals	$—	$1,023,884	$—	$1,023,884
Electrical Equipment	—	5,327,979	—	5,327,979
Oil, Gas & Consumable Fuels	2,520,809	464,273	—	2,985,082
Textiles, Apparel & Luxury Goods	911,062	3,394,384	—	4,305,446
Other Common Stocks#	86,683,457	—	—	86,683,457
Total Common Stocks	90,115,328	10,210,520	—	100,325,848
Short-Term Investments	—	1,029,344	—	1,029,344
Total Investments	$90,115,328	$11,239,864	$—	$101,355,192

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments Emerging Markets Equity Fund^ (Unaudited)
February 28, 2025

Number of Shares		Value
Common Stocks 92.6%
Australia 1.2%
35,714	Rio Tinto PLC	$2,157,942
Brazil 5.3%
369,829	Banco BTG Pactual SA(a)	1,983,678
130,081	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	2,098,476
214,360	Embraer SA*	2,538,395
911	MercadoLibre, Inc.*	1,933,023
238,823	Petroleo Brasileiro SA	1,457,442
		10,011,014
China 29.2%
428,636	Alibaba Group Holding Ltd.	7,087,365
193,200	Bloks Group Ltd.*	2,037,071
49,500	BYD Co. Ltd. Class H	2,372,075
3,317,000	China Construction Bank Corp. Class H	2,814,040
436,500	China Merchants Bank Co. Ltd. Class H	2,562,368
40,336	Contemporary Amperex Technology Co. Ltd. Class A	1,469,048
290,958	DiDi Global, Inc. ADR*	1,451,880
57,000	Eastroc Beverage Group Co. Ltd. Class A	1,733,138
62,450	JD.com, Inc. Class A	1,305,896
165,100	Meituan Class B*(b)	3,447,129
23,600	NAURA Technology Group Co. Ltd. Class A	1,457,067
19,406	NetEase, Inc. ADR	1,935,166
447,300	Ningbo Sanxing Medical Electric Co. Ltd. Class A	1,683,077
18,847	PDD Holdings, Inc. ADR*	2,142,716
240,500	Ping An Insurance Group Co. of China Ltd. Class H	1,425,504
73,275	SG Micro Corp. Class A	894,478
178,050	Sieyuan Electric Co. Ltd. Class A	1,785,657
189,500	Tencent Holdings Ltd.	11,663,063
19,088	Trip.com Group Ltd. ADR*	1,081,908
435,800	Xiaomi Corp. Class B*(b)	2,917,469
27,232	Yum China Holdings, Inc.	1,345,533
		54,611,648
Greece 1.1%
1,005,121	Alpha Services & Holdings SA	2,042,895
Hungary 2.0%
33,674	OTP Bank Nyrt	2,066,720
57,269	Richter Gedeon Nyrt	1,595,371
		3,662,091
India 17.5%
168,420	Anant Raj Ltd.	896,817
Number of Shares		Value
India – cont'd
13,443	Apollo Hospitals Enterprise Ltd.	$937,885
288,972	ASK Automotive Ltd.	1,178,839
98,017	AurionPro Solutions Ltd.	1,549,170
88,378	Bajaj Finserv Ltd.	1,897,631
307,478	Bharat Electronics Ltd.	876,317
61,019	Bharti Airtel Ltd.	1,099,121
137,937	CG Power & Industrial Solutions Ltd.*	906,096
82,244	Cholamandalam Investment & Finance Co. Ltd.	1,321,050
31,967	Doms Industries Ltd.	876,911
29,862	Home First Finance Co. India Ltd.(b)	350,713
146,287	ICICI Bank Ltd.	2,024,269
75,712	JB Chemicals & Pharmaceuticals Ltd.	1,434,435
90,803	Jyoti CNC Automation Ltd.*(b)	841,545
10,334	Kaynes Technology India Ltd.*	495,862
52,775	Mahindra & Mahindra Ltd.	1,572,194
55,679	Netweb Technologies India Ltd.	925,662
195,340	PDS Ltd.	978,279
8,054	Pine Labs PTE Ltd.*#(c)(d)	2,325,915
143,516	PNB Housing Finance Ltd.*(b)	1,267,858
82,857	Reliance Industries Ltd.	1,139,604
1,628,450	SpiceJet Ltd.*	865,106
36,469	Sun Pharmaceutical Industries Ltd.	663,755
43,619	TVS Motor Co. Ltd.	1,118,979
80,632	Venus Pipes & Tubes Ltd.(b)	1,195,556
12,628	Voltamp Transformers Ltd.	915,302
146,305	XPRO India Ltd.	1,759,808
66,771	Yasho Industries Ltd.	1,364,930
		32,779,609
Indonesia 1.0%
7,494,400	Bank Negara Indonesia Persero Tbk. PT	1,829,781
Japan 0.5%
3,900	Disco Corp.	989,842
Korea 7.4%
4,533	Hanwha Aerospace Co. Ltd.	1,850,025
5,142	HD Hyundai Electric Co. Ltd.	1,163,261
11,002	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1,608,999
31,785	Kia Corp.	2,032,617
84,282	Samsung Electronics Co. Ltd.	3,153,863
36,625	Sanil Electric Co. Ltd.	1,644,791
17,902	SK Hynix, Inc.	2,375,789
		13,829,345
Luxembourg 0.7%
237,203	Zabka Group SA*	1,308,993
See Notes to Financial Statements

Schedule of Investments Emerging Markets Equity Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Mexico 1.7%
998,691	FIBRA Macquarie Mexico(b)	$1,529,085
240,376	Grupo Financiero Banorte SAB de CV Class O	1,699,496
		3,228,581
Peru 0.9%
9,367	Credicorp Ltd.	1,714,348
Philippines 1.0%
701,240	BDO Unibank, Inc.	1,813,786
Saudi Arabia 1.6%
113,000	Al Rajhi Bank	3,007,499
South Africa 1.9%
76,157	Bid Corp. Ltd.	1,833,222
146,503	Standard Bank Group Ltd.	1,699,669
		3,532,891
Taiwan 15.5%
70,000	Accton Technology Corp.	1,401,145
69,000	Acter Group Corp. Ltd.	880,563
80,000	Delta Electronics, Inc.	960,559
689,000	Far EasTone Telecommunications Co. Ltd.	1,878,715
424,000	Hon Hai Precision Industry Co. Ltd.	2,195,264
56,000	MediaTek, Inc.	2,504,834
627,839	Taiwan Semiconductor Manufacturing Co. Ltd.	19,149,713
		28,970,793
United Arab Emirates 2.1%
436,347	Abu Dhabi Islamic Bank PJSC	2,019,712
2,158,438	Adnoc Gas PLC	1,980,699
		4,000,411
United States 1.4%
21,675	NVIDIA Corp.	2,707,641
Vietnam 0.6%
1,187,100	Vietnam Technological & Commercial Joint Stock Bank	1,217,311

Total Common Stocks (Cost $145,557,461)		173,416,421
Preferred Stocks 4.8%
India 4.8%
217,973	Gupshup, Inc., Series F*#(c)(d)	3,559,499
Number of Shares		Value
India – cont'd
5,792	Pine Labs PTE Ltd., Series 1*#(c)(d)	$1,672,672
2,439	Pine Labs PTE Ltd., Series A*#(c)(d)	704,408
2,654	Pine Labs PTE Ltd., Series B*#(c)(d)	766,528
2,147	Pine Labs PTE Ltd., Series B2*#(c)(d)	620,204
3,993	Pine Labs PTE Ltd., Series C*#(c)(d)	1,154,057
841	Pine Labs PTE Ltd., Series C1*#(c)(d)	244,823
900	Pine Labs PTE Ltd., Series D*#(c)(d)	263,502

Total Preferred Stocks (Cost $11,995,012)		8,985,693
Participatory Notes 0.5%
Luxembourg 0.5%
59,976	Hexaware Technologies Ltd. (issuer JP Morgan Structured Products), Expires 3/19/25*#(d)(e)	490,383
59,975	Hexaware Technologies Ltd. (issuer JP Morgan Structured Products), Expires 5/17/25*#(d)(e)	490,375
Total Participatory Notes (Cost $980,758)		980,758

Short-Term Investments 3.4%
Investment Companies 3.4%
6,273,732	State Street Institutional Treasury Money Market Fund Premier Class, 4.27%(f) (Cost $6,273,732)	6,273,732
Total Investments 101.3% (Cost $164,806,963)		189,656,604
Liabilities Less Other Assets (1.3)%		(2,362,197)
Net Assets 100.0%		$187,294,407

*	Non-income producing security.
(a)	Security represented in Units.
See Notes to Financial Statements

Schedule of Investments Emerging Markets Equity Fund^ (Unaudited)  (cont’d)
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at February 28, 2025 amounted to $11,549,355, which represents 6.2% of net assets of the
Fund.

(c)	Value determined using significant unobservable inputs.
(d)
Security fair valued as of February 28, 2025 in accordance with procedures approved by the valuation designee. Total value of all such securities at February 28, 2025 amounted to $12,292,366, which represents
6.6% of net assets of the Fund.

(e)
Security is subject to a lock-up agreement. Fair value is based on the unadjusted market price of the equivalent security. As of February 28, 2025, the total fair value of unadjusted securities subject to contractual sale restrictions is $980,758, which represents 0.5% of net assets of the Fund. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse. The restriction is set to expire on the date shown in the table.

Security	Shares	Lock-up period	Expiration of Restriction
Hexaware Technologies Ltd.	59,976	30 days	3/19/2025
Hexaware Technologies Ltd.	59,975	30 days	5/17/2025

(f)	Represents 7-day effective yield as of February 28, 2025.
#  This security is subject to restrictions on resale. Total value of all such securities at February 28, 2025 amounted to $12,292,366, which represents 6.6% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 2/28/2025	Fair Value Percentage of Net Assets as of 2/28/2025
Gupshup, Inc. (Series F Preferred Shares)	7/16/2021	$4,983,996	$3,559,499	1.9%
Hexaware Technologies Ltd.	2/19/2025	490,383	490,383	0.3%
Hexaware Technologies Ltd.	2/19/2025	490,375	490,375	0.3%
Pine Labs PTE Ltd.	07/06/2021-02/19/2025	3,006,045	2,325,915	1.3%
Pine Labs PTE Ltd. (Series 1 Preferred Shares)	7/6/2021	2,163,903	1,672,672	0.9%
Pine Labs PTE Ltd. (Series A Preferred Shares)	7/6/2021	911,215	704,408	0.4%
Pine Labs PTE Ltd. (Series B Preferred Shares)	7/6/2021	991,540	766,528	0.4%
Pine Labs PTE Ltd. (Series B2 Preferred Shares)	7/6/2021	802,124	620,204	0.3%
Pine Labs PTE Ltd. (Series C Preferred Shares)	7/6/2021	1,491,793	1,154,057	0.6%
Pine Labs PTE Ltd. (Series C1 Preferred Shares)	7/6/2021	314,199	244,823	0.1%
Pine Labs PTE Ltd. (Series D Preferred Shares)	7/6/2021	336,242	263,502	0.1%
Total		$15,981,815	$12,292,366	6.6%
See Notes to Financial Statements

Schedule of Investments Emerging Markets Equity Fund^ (Unaudited)  (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Semiconductors & Semiconductor Equipment	$30,079,364	16.1%
Banks	26,511,894	14.1%
Broadline Retail	12,469,000	6.7%
IT Services	12,292,366	6.6%
Interactive Media & Services	11,663,063	6.2%
Electrical Equipment	9,567,232	5.1%
Automobiles	7,095,865	3.8%
Technology Hardware, Storage & Peripherals	6,996,994	3.7%
Hotels, Restaurants & Leisure	5,874,570	3.1%
Aerospace & Defense	5,264,737	2.8%
Oil, Gas & Consumable Fuels	4,577,745	2.4%
Pharmaceuticals	3,693,561	2.0%
Electronic Equipment, Instruments & Components	3,651,685	1.9%
Financial Services	3,516,202	1.9%
Metals & Mining	3,353,498	1.8%
Consumer Staples Distribution & Retail	3,142,215	1.7%
Chemicals	3,124,738	1.7%
Wireless Telecommunication Services	2,977,836	1.6%
Machinery	2,450,544	1.3%
Water Utilities	2,098,476	1.1%
Leisure Products	2,037,071	1.1%
Capital Markets	1,983,678	1.1%
Entertainment	1,935,166	1.0%
Beverages	1,733,138	0.9%
Software	1,549,170	0.8%
Industrial REITs	1,529,085	0.8%
Ground Transportation	1,451,880	0.8%
Insurance	1,425,504	0.8%
Communications Equipment	1,401,145	0.7%
Consumer Finance	1,321,050	0.7%
Automobile Components	1,178,839	0.6%
Textiles, Apparel & Luxury Goods	978,279	0.5%
Health Care Providers & Services	937,885	0.5%
Real Estate Management & Development	896,817	0.5%
Construction & Engineering	880,563	0.5%
Commercial Services & Supplies	876,911	0.5%
Passenger Airlines	865,106	0.5%
Short-Term Investments and Other Liabilities—Net	3,911,535	2.1%
	$187,294,407	100.0%
See Notes to Financial Statements

Schedule of Investments Emerging Markets Equity Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of February 28, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Australia	$—	$2,157,942	$—	$2,157,942
China	11,677,351	42,934,297	—	54,611,648
Greece	—	2,042,895	—	2,042,895
Hungary	—	3,662,091	—	3,662,091
India	—	30,453,694	2,325,915	32,779,609
Indonesia	—	1,829,781	—	1,829,781
Japan	—	989,842	—	989,842
Korea	—	13,829,345	—	13,829,345
Luxembourg	—	1,308,993	—	1,308,993
Saudi Arabia	—	3,007,499	—	3,007,499
South Africa	1,833,222	1,699,669	—	3,532,891
Taiwan	—	28,970,793	—	28,970,793
United Arab Emirates	2,019,712	1,980,699	—	4,000,411
Vietnam	—	1,217,311	—	1,217,311
Other Common Stocks#	19,475,370	—	—	19,475,370
Total Common Stocks	35,005,655	136,084,851	2,325,915	173,416,421
Participatory Notes#	—	980,758	—	980,758
Preferred Stocks#	—	—	8,985,693	8,985,693
Short-Term Investments	—	6,273,732	—	6,273,732
Total Investments	$35,005,655	$143,339,341	$11,311,608	$189,656,604

See Notes to Financial Statements

Schedule of Investments Emerging Markets Equity Fund^ (Unaudited)  (cont’d)

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2024	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 2/28/2025	Net change in unrealized appreciation/ (depreciation) from investments still held as of 2/28/2025
Investments in Securities:
Common Stocks(1)	$1,179	$—	$—	$(333)	$1,480	$—	$—	$—	$2,326	$(333)
Preferred Stocks(1)	10,132	—	(3)	337	—	(1,480)	—	—	8,986	337
Total	$11,311	$—	$(3)	$4	$1,480	$(1,480)	$—	$—	$11,312	$4
(1) Quantitative Information about Level 3 Fair Value Measurements:

Investment type	Fair value at 2/28/2025	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$2,325,915	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	10.6x	10.6x	Increase
			Discount Rate	4.3%	4.3%	Decrease
			Term (Years)	1.4	1.4	Decrease
			Expected Volatility	50.0%	50.0%	Decrease
Preferred Stocks	8,985,693	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	3.4x - 10.6x	7.8x	Increase
			Discount Rate	4.3%	4.3%	Decrease
			Term (Years)	1.4	1.4	Decrease
			Expected Volatility	50.0% - 65.0%	55.9%	Decrease
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(c) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments Equity Income Fund^ (Unaudited)
February 28, 2025

Number of Shares		Value
Common Stocks 99.8%
Aerospace & Defense 3.6%
820,945	BAE Systems PLC	$14,679,777
42,690	Lockheed Martin Corp.	19,226,296
		33,906,073
Banks 7.3%
105,940	JPMorgan Chase & Co.(a)	28,037,021
64,300	PNC Financial Services Group, Inc.	12,340,456
364,591	Wells Fargo & Co.	28,554,767
		68,932,244
Beverages 1.2%
151,960	Coca-Cola Co.	10,821,072
Capital Markets 4.2%
45,510	CME Group, Inc.	11,549,073
19,242	Goldman Sachs Group, Inc.	11,974,104
120,286	Morgan Stanley	16,011,269
		39,534,446
Construction & Engineering 3.0%
637,457	Ferrovial SE	28,325,173
Construction Materials 3.9%
172,825	CRH PLC	17,718,019
124,025	Heidelberg Materials AG	18,650,871
		36,368,890
Diversified Telecommunication Services 2.7%
220,117	AT&T, Inc.	6,033,407
7,810,900	Singapore Telecommunications Ltd.	19,702,078
		25,735,485
Electric Utilities 1.9%
251,100	NextEra Energy, Inc.	17,619,687
Electrical Equipment 3.9%
60,650	Eaton Corp. PLC	17,789,858
156,515	Emerson Electric Co.	19,033,789
		36,823,647
Energy Equipment & Services 0.9%
324,103	Noble Corp. PLC	8,394,268
Entertainment 1.5%
426,827	Warner Music Group Corp. Class A	14,384,070
Food Products 0.7%
37,839	Hershey Co.	6,535,174
Gas Utilities 3.6%
519,825	MDU Resources Group, Inc.	8,966,981
157,670	Southwest Gas Holdings, Inc.	11,833,133
Number of Shares		Value
Gas Utilities – cont'd
377,616	UGI Corp.	$12,899,363
		33,699,477
Ground Transportation 1.4%
52,350	Union Pacific Corp.	12,914,221
Health Care Equipment & Supplies 1.9%
131,880	Abbott Laboratories	18,200,759
Hotels, Restaurants & Leisure 3.6%
98,875	Darden Restaurants, Inc.	19,820,483
46,210	McDonald's Corp.	14,247,929
		34,068,412
Household Products 2.1%
112,974	Procter & Gamble Co.	19,639,400
Industrial REITs 0.7%
7,659	Prologis, Inc.	949,103
84,375	Terreno Realty Corp.	5,722,313
		6,671,416
Insurance 3.9%
262,325	American International Group, Inc.	21,757,235
52,825	Progressive Corp.	14,896,650
		36,653,885
IT Services 3.1%
116,713	International Business Machines Corp.	29,463,030
Metals & Mining 4.7%
363,559	Agnico Eagle Mines Ltd.	35,003,461
162,750	Freeport-McMoRan, Inc.	6,007,102
35,024	Southern Copper Corp.	3,114,684
		44,125,247
Multi-Utilities 5.5%
593,310	CenterPoint Energy, Inc.	20,397,998
239,920	Public Service Enterprise Group, Inc.	19,469,508
167,775	Sempra	12,007,657
		51,875,163
Oil, Gas & Consumable Fuels 7.4%
188,482	ConocoPhillips	18,687,990
133,318	Expand Energy Corp.	13,182,484
204,865	Exxon Mobil Corp.	22,807,621
257,700	Williams Cos., Inc.	14,992,986
		69,671,081
Pharmaceuticals 6.3%
350,900	AstraZeneca PLC ADR	26,742,089
201,781	Merck & Co., Inc.	18,614,297
See Notes to Financial Statements

Schedule of Investments Equity Income Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Pharmaceuticals – cont'd
341,326	Roche Holding AG ADR	$14,246,947
		59,603,333
Professional Services 2.4%
151,375	Paychex, Inc.	22,959,046
Residential REITs 1.1%
148,901	Equity LifeStyle Properties, Inc.	10,211,631
Retail REITs 2.9%
968,841	Brixmor Property Group, Inc.	27,088,794
Semiconductors & Semiconductor Equipment 2.8%
46,027	Analog Devices, Inc.	10,588,972
78,605	Texas Instruments, Inc.	15,405,794
		25,994,766
Software 1.3%
30,450	Microsoft Corp.	12,088,346
Specialized REITs 3.2%
128,383	Lamar Advertising Co. Class A	15,949,020
439,370	VICI Properties, Inc.	14,275,131
		30,224,151
Specialty Retail 1.8%
42,700	Home Depot, Inc.	16,934,820
Textiles, Apparel & Luxury Goods 2.0%
26,458	LVMH Moet Hennessy Louis Vuitton SE	19,117,471
Number of Shares		Value
Tobacco 1.3%
80,242	Philip Morris International, Inc.	$12,459,978
Trading Companies & Distributors 1.4%
26,940	Watsco, Inc.	13,586,650
Transportation Infrastructure 0.6%
23,700	Aena SME SA(b)	5,246,747

Total Common Stocks (Cost $626,695,642)		939,878,053

Short-Term Investments 0.1%
Investment Companies 0.1%
1,221,464	State Street Institutional Treasury Money Market Fund Premier Class, 4.27%(c) (Cost $1,221,464)	1,221,464
Total Investments 99.9% (Cost $627,917,106)		941,099,517
Other Assets Less Liabilities 0.1%(d)		919,849
Net Assets 100.0%		$942,019,366

(a)	All or a portion of this security is pledged as collateral for options written.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at February 28, 2025 amounted to $5,246,747, which represents 0.6% of net assets of the
Fund.

(c)	Represents 7-day effective yield as of February 28, 2025.
(d)	Includes the impact of the Fund’s open positions in derivatives at February 28, 2025.
See Notes to Financial Statements

Schedule of Investments Equity Income Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$797,620,875	84.7%
United Kingdom	41,421,866	4.4%
Canada	35,003,461	3.7%
Singapore	19,702,078	2.1%
France	19,117,471	2.0%
Germany	18,650,871	2.0%
Spain	5,246,747	0.6%
Mexico	3,114,684	0.3%
Short-Term Investments and Other Assets—Net	2,141,313	0.2%
	$942,019,366	100.0%
See Notes to Financial Statements

Schedule of Investments Equity Income Fund^ (Unaudited)  (cont’d)
Derivative Instruments
Written option contracts ("options written")
At February 28, 2025, the Fund had outstanding options written as follows:
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Capital Markets
Morgan Stanley	150	$(1,996,650)	$155	3/21/2025	$(750)
Electrical Equipment
Eaton Corp. PLC	50	(1,466,600)	360	3/21/2025	(1,000)
Ground Transportation
Union Pacific Corp.	75	(1,850,175)	280	3/21/2025	—(a)(b)
Hotels, Restaurants & Leisure
Darden Restaurants, Inc.	100	(2,004,600)	220	3/21/2025	(12,000)
Metals & Mining
Agnico Eagle Mines Ltd.	200	(1,925,600)	115	3/21/2025	(3,000)(a)(b)

Total calls					$(16,750)
Puts
Food Products
Hershey Co.	150	(2,590,650)	145	3/21/2025	(3,750)
Metals & Mining
Freeport-McMoRan, Inc.	500	(1,845,500)	30	3/21/2025	(2,250)
Total puts					$(6,000)
Total options written (premium received $77,815)					$(22,750)

(a)	Value determined using significant unobservable inputs.
(b)	Security fair valued as of February 28, 2025 in accordance with procedures approved by the valuation designee.
For the six months ended February 28, 2025, the average market value for the months where the Fund had options written outstanding was $(85,031). At February 28, 2025, the Fund had securities pledged in the amount of $14,079,380 to cover collateral requirements for options written.
See Notes to Financial Statements

Schedule of Investments Equity Income Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of February 28, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Aerospace & Defense	$19,226,296	$14,679,777	$—	$33,906,073
Construction & Engineering	—	28,325,173	—	28,325,173
Construction Materials	17,718,019	18,650,871	—	36,368,890
Diversified Telecommunication Services	6,033,407	19,702,078	—	25,735,485
Textiles, Apparel & Luxury Goods	—	19,117,471	—	19,117,471
Transportation Infrastructure	—	5,246,747	—	5,246,747
Other Common Stocks#	791,178,214	—	—	791,178,214
Total Common Stocks	834,155,936	105,722,117	—	939,878,053
Short-Term Investments	—	1,221,464	—	1,221,464
Total Investments	$834,155,936	$106,943,581	$—	$941,099,517

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s derivatives as of February 28, 2025:
Other Financial Instruments	Level 1	Level 2	Level 3(a)	Total
Options Written
Liabilities	$(19,750)	$—	$(3,000)	$(22,750)
Total	$(19,750)	$—	$(3,000)	$(22,750)

(a)	The following is a reconciliation between the beginning and ending balances of derivative investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2024	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases/ Closing of options	Sales/ Writing of options	Transfers into Level 3	Transfers out of Level 3	Balance as of 2/28/2025	Net change in unrealized appreciation/ (depreciation) from investments still held as of 2/28/2025
Other Financial Instruments
Written Option Contracts(1)	$(23)	$—	$39	$(3)	$—	$(16)	$—	$—	$(3)	$(10)
Total	$(23)	$—	$39	$(3)	$—	$(16)	$—	$—	$(3)	$(10)
(1) At February 28, 2025, these investments were valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of significant unobservable inputs used in formulating valuations is not presented.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments Focus Fund^ (Unaudited)
February 28, 2025

Number of Shares		Value
Common Stocks 96.6%
Aerospace & Defense 3.0%
130,091	Airbus SE	$22,542,587
Automobiles 0.9%
111,590	Kia Corp.	7,136,062
Banks 2.3%
373,414	Bank of America Corp.	17,214,385
Broadline Retail 8.1%
207,297	Amazon.com, Inc.*	44,005,007
7,654	MercadoLibre, Inc.*	16,240,793
		60,245,800
Capital Markets 3.0%
72,366	London Stock Exchange Group PLC	10,820,714
31,181	LPL Financial Holdings, Inc.	11,591,225
		22,411,939
Chemicals 1.0%
38,933	Air Liquide SA	7,144,226
Construction Materials 2.7%
199,466	CRH PLC	20,449,254
Diversified Telecommunication Services 4.3%
882,919	Deutsche Telekom AG	31,862,135
Electric Utilities 1.5%
159,321	NextEra Energy, Inc.	11,179,555
Electrical Equipment 2.2%
26,867	Eaton Corp. PLC	7,880,629
136,724	nVent Electric PLC	8,249,926
		16,130,555
Financial Services 5.7%
13,715	Adyen NV*(a)	25,035,402
47,451	Visa, Inc. Class A	17,210,952
		42,246,354
Ground Transportation 3.8%
150,863	Canadian Pacific Kansas City Ltd.	11,750,995
222,662	Uber Technologies, Inc.*	16,924,538
		28,675,533
Health Care Equipment & Supplies 4.5%
325,254	Boston Scientific Corp.*	33,758,113
Health Care Technology 0.2%
39,415	Waystar Holding Corp.*	1,713,370
Hotels, Restaurants & Leisure 1.8%
309,820	DraftKings, Inc. Class A*	13,588,705
Number of Shares		Value
Insurance 1.6%
28,627	Aon PLC Class A	$11,711,878
Interactive Media & Services 9.1%
161,446	Alphabet, Inc. Class C	27,804,230
59,959	Meta Platforms, Inc. Class A	40,064,604
		67,868,834
IT Services 1.0%
14,618	Gartner, Inc.*	7,284,442
Life Sciences Tools & Services 1.7%
23,823	Thermo Fisher Scientific, Inc.	12,601,414
Oil, Gas & Consumable Fuels 1.8%
204,585	Shell PLC ADR	13,801,304
Personal Care Products 1.5%
30,181	L'Oreal SA	11,096,507
Pharmaceuticals 3.6%
154,209	AstraZeneca PLC ADR	11,752,268
16,724	Eli Lilly & Co.	15,396,616
		27,148,884
Professional Services 0.8%
67,776	TransUnion	6,264,536
Semiconductors & Semiconductor Equipment 9.1%
42,864	Analog Devices, Inc.	9,861,292
121,396	Lam Research Corp.	9,315,929
240,330	NVIDIA Corp.	30,022,023
102,288	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	18,466,053
		67,665,297
Software 13.8%
90,909	Arctic Wolf Networks, Inc.*#(b)(c)	1,026,635
6,438	Constellation Software, Inc.	22,191,887
81,870	Microsoft Corp.	32,501,571
115,313	Oracle Corp.	19,148,877
9,000	SailPoint, Inc.*	216,000
54,044	Salesforce, Inc.	16,097,006
12,462	ServiceNow, Inc.*	11,586,669
		102,768,645
Technology Hardware, Storage & Peripherals 4.0%
124,505	Apple, Inc.	30,110,289
Textiles, Apparel & Luxury Goods 1.8%
18,952	LVMH Moet Hennessy Louis Vuitton SE	13,693,942
See Notes to Financial Statements

Schedule of Investments Focus Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Tobacco 1.8%
87,081	Philip Morris International, Inc.	$13,521,938

Total Common Stocks (Cost $488,735,081)		721,836,483
Preferred Stocks 0.4%
IT Services 0.1%
106,691	Druva, Inc., Series 5*#(b)(c)	950,617
Software 0.1%
63,363	Videoamp, Inc., Series F1*#(b)(c)	999,995
Specialty Retail 0.2%
1,000	Fabletics LLC, Series G*#(b)(c)	1,150,200

Total Preferred Stocks (Cost $2,999,995)		3,100,812

Warrants 0.0%(d)
Software 0.0%(d)
10,268	Constellation Software, Inc. Expires 3/31/2040*(b)(c) (Cost $0)	1
Number of Shares		Value

Short-Term Investments 2.8%
Investment Companies 2.8%
20,785,737	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.31%(e) (Cost $20,785,737)	$20,785,737
Total Investments 99.8% (Cost $512,520,813)		745,723,033
Other Assets Less Liabilities 0.2%		1,279,980
Net Assets 100.0%		$747,003,013

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at February 28, 2025 amounted to $25,035,402, which represents 3.4% of net assets of the
Fund.

(b)	Value determined using significant unobservable inputs.
(c)
Security fair valued as of February 28, 2025 in accordance with procedures approved by the valuation designee. Total value of all such securities at February 28, 2025 amounted to $4,127,448, which represents
0.6% of net assets of the Fund.

(d)	Represents less than 0.05% of net assets of the Fund.
(e)	Represents 7-day effective yield as of February 28, 2025.
See Notes to Financial Statements

Schedule of Investments Focus Fund^ (Unaudited)  (cont’d)
#
This security is subject to restrictions on resale. Total value of all such securities at February 28, 2025 amounted to $4,127,447, which represents 0.6% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.

Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 2/28/2025	Fair Value Percentage of Net Assets as of 2/28/2025
Arctic Wolf Networks, Inc.	12/31/2021	$999,999	$1,026,635	0.2%
Druva, Inc. (Series 5 Preferred Shares)	4/1/2021	1,000,000	950,617	0.1%
Fabletics LLC (Series G Preferred Shares)	1/10/2022	1,000,000	1,150,200	0.2%
Videoamp, Inc. (Series F1 Preferred Shares)	1/4/2022	999,995	999,995	0.1%
Total		$3,999,994	$4,127,447	0.6%

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$515,203,724	69.0%
France	54,477,262	7.3%
Canada	33,942,883	4.5%
Germany	31,862,135	4.3%
Netherlands	25,035,402	3.3%
United Kingdom	22,572,982	3.0%
Taiwan	18,466,053	2.5%
Brazil	16,240,793	2.2%
Korea	7,136,062	0.9%
Short-Term Investments and Other Assets—Net	22,065,717	3.0%
	$747,003,013	100.0%
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of February 28, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Aerospace & Defense	$—	$22,542,587	$—	$22,542,587
Automobiles	—	7,136,062	—	7,136,062
Capital Markets	11,591,225	10,820,714	—	22,411,939
Chemicals	—	7,144,226	—	7,144,226
Diversified Telecommunication Services	—	31,862,135	—	31,862,135
Financial Services	17,210,952	25,035,402	—	42,246,354
Personal Care Products	—	11,096,507	—	11,096,507
Software	101,742,010	—	1,026,635	102,768,645
Textiles, Apparel & Luxury Goods	—	13,693,942	—	13,693,942
Other Common Stocks#	460,934,086	—	—	460,934,086
Total Common Stocks	591,478,273	129,331,575	1,026,635	721,836,483
Preferred Stocks#	—	—	3,100,812	3,100,812
Warrants#	—	—	1	1
Short-Term Investments	—	20,785,737	—	20,785,737
Total Investments	$591,478,273	$150,117,312	$4,127,448	$745,723,033

See Notes to Financial Statements

Schedule of Investments Focus Fund^ (Unaudited)  (cont’d)
#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2024	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 2/28/2025	Net change in unrealized appreciation/ (depreciation) from investments still held as of 2/28/2025
Investments in Securities:
Common Stocks(1)	$1,077	$—	$—	$(51)	$—	$—	$—	$—	$1,026	$(51)
Preferred Stocks(1)	3,224	—	—	(123)	—	—	—	—	3,101	(123)
Warrants(2)	—	—	—	—	—	—	—	—	—	—
Total	$4,301	$—	$—	$(174)	$—	$—	$—	$—	$4,127	$(174)
(1) Quantitative Information about Level 3 Fair Value Measurements:

Investment type	Fair value at 2/28/2025	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$1,026,635	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	12.5x	12.5x	Increase
			Discount Rate	4.0%	4.0%	Decrease
			Term (Years)	1.8	1.8	Decrease
			Expected Volatility	80.0%	80.0%	Decrease
			Transaction Price	$9.06	$9.06	Increase
Preferred Stocks	3,100,812	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	5.6x - 7.1x	6.4x	Increase
			Discount Rate	3.9%	3.9%	Decrease
			Term (Years)	2.2 - 3.2	2.7	Decrease
			Expected Volatility	60.0% - 65.0%	62.6%	Decrease
			Transaction Price	$1,150.00	$1,150.00	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(c) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

(2) At February 28, 2025, these investments were valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund's net assets and, therefore, disclosure of significant unobservable inputs used in formulating valuations is not presented.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments Genesis Fund^ (Unaudited)
February 28, 2025

Number of Shares		Value
Common Stocks 99.5%
Banks 8.3%
2,203,738	Community Financial System, Inc.	$139,474,578
697,516	Cullen/Frost Bankers, Inc.	95,580,618
1,884,867	First Financial Bankshares, Inc.	70,984,091
1,884,779	Glacier Bancorp, Inc.	92,052,606
814,118	Lakeland Financial Corp.	54,065,576
1,811,180	Prosperity Bancshares, Inc.	139,026,177
1,000,372	Stock Yards Bancorp, Inc.	72,887,104
507,173	UMB Financial Corp.	55,956,397
2,897,321	United Community Banks, Inc.	93,380,656
		813,407,803
Building Products 3.9%
602,694	Armstrong World Industries, Inc.	92,609,960
366,759	CSW Industrials, Inc.	112,261,262
4,713,843	Hayward Holdings, Inc.*	68,303,585
440,516	Simpson Manufacturing Co., Inc.	72,420,830
596,876	Trex Co., Inc.*	36,821,281
		382,416,918
Capital Markets 1.5%
437,813	Hamilton Lane, Inc. Class A	68,438,928
452,278	Houlihan Lokey, Inc.	78,402,392
		146,841,320
Chemicals 1.0%
3,742,561	Element Solutions, Inc.	97,718,268
Commercial Services & Supplies 3.7%
736,092	Brady Corp. Class A	53,344,587
447,295	Casella Waste Systems, Inc. Class A*	50,105,986
1,677,032	Rollins, Inc.	87,859,707
4,114,544	Tetra Tech, Inc.	120,103,539
411,890	VSE Corp.	48,808,965
		360,222,784
Construction & Engineering 3.8%
1,426,293	Arcosa, Inc.	119,637,457
624,795	Valmont Industries, Inc.	217,659,834
1,052,622	WillScot Holdings Corp.*	34,683,895
		371,981,186
Construction Materials 1.5%
665,230	Eagle Materials, Inc.	150,481,678
Containers & Packaging 1.1%
736,567	AptarGroup, Inc.	108,091,207
Number of Shares		Value
Distributors 1.2%
344,194	Pool Corp.	$119,435,318
Diversified Consumer Services 0.9%
702,334	Bright Horizons Family Solutions, Inc.*	91,064,627
Electric Utilities 0.8%
649,161	IDACORP, Inc.	76,542,574
Electronic Equipment, Instruments & Components 4.1%
671,395	Advanced Energy Industries, Inc.	77,324,562
187,913	Badger Meter, Inc.	39,523,741
1,462,441	Knowles Corp.*	24,261,896
643,425	Littelfuse, Inc.	149,345,377
399,962	Novanta, Inc.*	57,850,504
626,339	Rogers Corp.*	50,069,540
		398,375,620
Energy Equipment & Services 2.4%
1,136,815	Cactus, Inc. Class A	59,728,260
3,100,714	Oceaneering International, Inc.*	68,494,772
287,125	TerraVest Industries, Inc.	22,448,045
1,804,660	Tidewater, Inc.*	82,328,589
		232,999,666
Financial Services 1.5%
409,807	Jack Henry & Associates, Inc.	71,138,397
762,482	Shift4 Payments, Inc. Class A*	75,295,098
		146,433,495
Gas Utilities 0.6%
459,545	Chesapeake Utilities Corp.	58,330,047
Health Care Equipment & Supplies 2.1%
2,208,899	Haemonetics Corp.*	144,682,884
275,354	UFP Technologies, Inc.*	62,667,817
		207,350,701
Health Care Providers & Services 2.5%
303,264	Chemed Corp.	182,201,011
551,100	CorVel Corp.*	60,769,797
		242,970,808
Hotels, Restaurants & Leisure 1.8%
962,525	Texas Roadhouse, Inc.	177,191,227
Household Durables 0.6%
342,751	Installed Building Products, Inc.	58,747,521
Household Products 1.0%
407,236	Church & Dwight Co., Inc.	45,284,643
See Notes to Financial Statements

Schedule of Investments Genesis Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Household Products – cont'd
215,584	WD-40 Co.	$51,442,654
		96,727,297
Insurance 3.6%
1,187,448	AMERISAFE, Inc.(a)	61,106,074
3,175,019	Hagerty, Inc. Class A*	32,131,193
1,602,290	RLI Corp.	121,918,246
990,841	Stewart Information Services Corp.	70,547,879
35,296	White Mountains Insurance Group Ltd.	65,279,952
		350,983,344
Life Sciences Tools & Services 3.0%
2,136,923	Bio-Techne Corp.	131,954,996
326,347	ICON PLC*	62,012,457
2,505,794	Stevanato Group SpA(a)	46,708,000
227,318	West Pharmaceutical Services, Inc.	52,815,064
		293,490,517
Machinery 16.7%
458,506	Crane Co.	74,731,893
1,635,944	Enerpac Tool Group Corp.	75,695,129
348,804	Enpro, Inc.	63,510,232
1,161,518	Esab Corp.	145,538,205
684,266	ESCO Technologies, Inc.	112,821,778
921,193	Federal Signal Corp.	74,874,567
4,026,456	Gates Industrial Corp. PLC*	87,132,508
1,056,312	Graco, Inc.	91,973,086
5,212,934	Hillman Solutions Corp.*	50,878,236
390,683	Kadant, Inc.	146,302,970
675,640	Lindsay Corp.(a)	89,265,557
485,199	Miller Industries, Inc.	28,102,726
221,381	Nordson Corp.	46,554,210
48,718	Omega Flex, Inc.	1,734,848
571,124	RBC Bearings, Inc.*	205,147,741
894,323	SPX Technologies, Inc.*	130,258,145
599,567	Standex International Corp.(a)	111,507,471
1,278,576	Toro Co.	102,554,581
		1,638,583,883
Marine Transportation 1.6%
1,462,660	Kirby Corp.*	152,438,425
Media 1.7%
414,670	John Wiley & Sons, Inc. Class A	16,537,040
899,163	Nexstar Media Group, Inc. Class A	152,093,421
		168,630,461
Number of Shares		Value
Oil, Gas & Consumable Fuels 3.1%
4,264,280	CNX Resources Corp.*	$123,237,692
4,190,815	Sitio Royalties Corp. Class A(a)	83,816,300
22,588	Texas Pacific Land Corp.	32,254,535
1,401,164	Viper Energy, Inc.	65,252,207
		304,560,734
Pharmaceuticals 0.0%(b)
33,614	Amphastar Pharmaceuticals, Inc.*	955,646
Professional Services 2.5%
417,097	CRA International, Inc.(a)	80,562,286
1,331,390	Exponent, Inc.	112,715,477
295,876	FTI Consulting, Inc.*	48,997,066
		242,274,829
Real Estate Management & Development 2.4%
518,701	Colliers International Group, Inc.	66,507,842
978,351	FirstService Corp.	172,610,467
		239,118,309
Semiconductors & Semiconductor Equipment 4.2%
2,817,445	Lattice Semiconductor Corp.*	175,639,521
1,012,193	MKS Instruments, Inc.	92,939,561
2,327,033	Power Integrations, Inc.	141,483,607
		410,062,689
Software 9.2%
382,116	BlackLine, Inc.*	18,456,203
964,495	Commvault Systems, Inc.*	164,504,267
3,549,251	Computer Modelling Group Ltd.	19,698,343
77,580	Fair Isaac Corp.*	146,343,033
737,227	Manhattan Associates, Inc.*	130,400,712
711,435	Qualys, Inc.*	93,525,245
950,376	SPS Commerce, Inc.*	126,590,083
227,358	Tyler Technologies, Inc.*	138,331,428
2,126,082	Vertex, Inc. Class A*	68,651,188
		906,500,502
Specialty Retail 4.1%
519,375	Asbury Automotive Group, Inc.*	139,400,250
791,472	Floor & Decor Holdings, Inc. Class A*	76,479,939
1,659,583	Tractor Supply Co.	91,857,919
589,114	Valvoline, Inc.*	21,726,524
212,595	Winmark Corp.(a)	71,449,991
		400,914,623
See Notes to Financial Statements

Schedule of Investments Genesis Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Trading Companies & Distributors 2.4%
408,718	SiteOne Landscape Supply, Inc.*	$51,625,170
546,909	Transcat, Inc.*(a)	43,490,204
286,103	Watsco, Inc.	144,290,326
		239,405,700
Water Utilities 0.7%
860,336	American States Water Co.	65,850,117

Total Common Stocks (Cost $5,733,975,363)		9,751,099,844

Short-Term Investments 0.4%
Investment Companies 0.4%
6,325,256	State Street Institutional Treasury Money Market Fund Premier Class, 4.27%(c)	6,325,256
Number of Shares		Value
Investment Companies – cont'd
36,463,057	State Street Institutional Treasury Plus Money Market Fund Premier Class, 4.30%(c)	$36,463,057
Total Short-Term Investments (Cost $42,788,313)		42,788,313
Total Investments 99.9% (Cost $5,776,763,676)		9,793,888,157
Other Assets Less Liabilities 0.1%		9,591,987
Net Assets 100.0%		$9,803,480,144

*	Non-income producing security.
(a)	Affiliated company (see Note F of the Notes to Financial Statements).
(b)	Represents less than 0.05% of net assets of the Fund.
(c)	Represents 7-day effective yield as of February 28, 2025.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of February 28, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$9,751,099,844	$—	$—	$9,751,099,844
Short-Term Investments	—	42,788,313	—	42,788,313
Total Investments	$9,751,099,844	$42,788,313	$—	$9,793,888,157

#	The Schedule of Investments provides information on the industry or sector categorization.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments International Equity Fund^ (Unaudited)
February 28, 2025

Number of Shares		Value
Common Stocks 98.3%
Australia 0.7%
2,090,006	Steadfast Group Ltd.	$7,319,429
Austria 2.1%
137,670	BAWAG Group AG*(a)	13,916,476
115,242	Erste Group Bank AG	7,740,823
		21,657,299
Belgium 1.1%
594,266	Azelis Group NV	11,262,613
Canada 0.9%
87,557	Kinaxis, Inc.*	9,543,365
China 0.7%
624,695	Tencent Music Entertainment Group ADR	7,615,032
Denmark 3.2%
46,479	DSV AS	9,341,885
266,626	Novo Nordisk AS Class B	24,187,404
		33,529,289
France 7.3%
237,920	Accor SA	11,915,882
319,214	Bureau Veritas SA	9,599,861
57,135	Capgemini SE	8,872,243
226,373	Edenred SE	7,205,364
217,719	Exosens SAS*	5,867,603
25,353	LVMH Moet Hennessy Louis Vuitton SE	18,319,043
58,529	Safran SA	15,324,958
		77,104,954
Germany 10.1%
37,669	Deutsche Boerse AG	9,824,923
313,638	Deutsche Telekom AG	11,318,339
82,687	Merck KGaA	11,741,924
30,924	MTU Aero Engines AG	10,775,095
46,804	SAP SE ADR	12,871,100
97,052	Siemens AG	22,266,406
100,006	Siemens Energy AG*	5,750,997
180,703	Siemens Healthineers AG(a)	10,100,428
121,326	Symrise AG	12,207,647
		106,856,859
Ireland 1.9%
918,481	Bank of Ireland Group PLC	10,849,994
89,787	Kerry Group PLC Class A	9,441,212
		20,291,206
Italy 4.5%
679,221	Intercos SpA	10,045,260
106,455	Interpump Group SpA	4,036,781
Number of Shares		Value
Italy – cont'd
403,086	Leonardo SpA	$16,257,058
321,031	UniCredit SpA	16,934,778
		47,273,877
Japan 16.4%
1,136,300	Azbil Corp.	8,710,755
414,600	Daiei Kankyo Co. Ltd.	7,458,157
349,100	Daifuku Co. Ltd.	9,146,432
553,000	Dexerials Corp.(b)	7,763,025
686,100	Ebara Corp.	11,428,365
679,500	Fujitsu Ltd.	13,107,463
526,300	Hitachi Ltd.	13,376,493
332,900	Kokusai Electric Corp.(b)	6,946,374
834,400	Mitsubishi UFJ Financial Group, Inc.	10,637,455
536,700	Nakanishi, Inc.	7,561,135
215,400	NS Solutions Corp.(b)	5,631,908
154,100	Oracle Corp. Japan	14,690,608
574,700	Renesas Electronics Corp.	9,595,480
1,954,300	Resona Holdings, Inc.	15,290,979
543,800	Rigaku Holdings Corp.	3,872,545
326,300	Simplex Holdings, Inc.(b)	5,835,205
24,075	SMC Corp.	8,717,982
85,000	Tokyo Electron Ltd.	12,710,569
		172,480,930
Korea 0.8%
136,405	Kia Corp.	8,722,955
Luxembourg 1.6%
397,404	ArcelorMittal SA	11,349,103
252,107	CVC Capital Partners PLC*(a)	5,802,907
		17,152,010
Netherlands 6.3%
138,130	Aalberts NV	4,648,467
18,225	ASM International NV	9,919,099
20,228	ASML Holding NV	14,387,586
181,178	Heineken NV	15,304,411
622,506	ING Groep NV	11,082,174
404,465	Universal Music Group NV	11,253,783
		66,595,520
Spain 1.0%
241,963	Fluidra SA	5,577,552
273,019	Puig Brands SA Class B*	5,052,210
		10,629,762
Sweden 2.3%
119,218	Autoliv, Inc.	11,605,872
624,920	Epiroc AB Class A	12,196,072
		23,801,944
See Notes to Financial Statements

Schedule of Investments International Equity Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Switzerland 6.9%
62,909	Galderma Group AG*	$7,659,577
144,617	Julius Baer Group Ltd.	9,759,424
18,014	Lonza Group AG	11,437,929
6,343	Partners Group Holding AG	9,392,475
227,274	Sandoz Group AG	9,978,144
27,746	Sonova Holding AG	8,929,825
16,876	Tecan Group AG	3,691,089
150,699	Temenos AG	12,411,407
		73,259,870
United Kingdom 23.8%
183,832	Ashtead Group PLC	11,202,544
143,128	AstraZeneca PLC	21,655,045
798,674	BAE Systems PLC	14,281,537
4,140,350	Barclays PLC	16,343,465
3,054,093	Chemring Group PLC	14,361,804
174,211	Coca-Cola Europacific Partners PLC	15,027,441
347,237	Compass Group PLC	12,155,359
4,580,495	ConvaTec Group PLC(a)	15,016,733
310,934	Experian PLC	14,812,011
2,923,230	GlobalData PLC	6,894,618
706,452	Hiscox Ltd.	10,539,338
376,495	Intermediate Capital Group PLC	10,900,323
94,072	London Stock Exchange Group PLC	14,066,360
2,868,752	NatWest Group PLC	17,384,574
265,072	RELX PLC	12,810,494
2,094,580	Rentokil Initial PLC	10,515,531
737,154	St. James's Place PLC	9,879,694
540,877	Travis Perkins PLC	4,456,345
214,916	Unilever PLC	12,167,604
Number of Shares		Value
United Kingdom – cont'd
547,290	Wise PLC Class A*	$6,861,355
		251,332,175
United States 6.7%
144,231	Alcon AG	13,341,368
20,758	Aon PLC Class A	8,492,513
3,030,675	Haleon PLC	15,261,926
50,612	ICON PLC*	9,617,292
245,555	Schlumberger NV	10,229,821
421,875	Shell PLC	14,097,097
		71,040,017
Total Common Stocks (Cost $904,719,102)		1,037,469,106

Short-Term Investments 2.0%
Investment Companies 2.0%
9,020,691	State Street Institutional Treasury Money Market Fund Premier Class, 4.27%(c)	9,020,691
11,770,340	State Street Navigator Securities Lending Government Money Market Portfolio, 4.36%(c)(d)	11,770,340
Total Short-Term Investments (Cost $20,791,031)		20,791,031
Total Investments 100.3% (Cost $925,510,133)		1,058,260,137
Liabilities Less Other Assets (0.3)%		(3,056,385)
Net Assets 100.0%		$1,055,203,752

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at February 28, 2025 amounted to $44,836,544, which represents 4.2% of net assets of the
Fund.

(b)
All or a portion of this security is on loan at February 28, 2025. Total value of all such securities at
February 28, 2025 amounted to $15,907,421, collateralized by cash collateral of $11,770,340 and non-cash
(U.S. Treasury Securities) collateral of $5,021,573 for the Fund (see Note A of the Notes to Financial
Statements).

(c)	Represents 7-day effective yield as of February 28, 2025.
(d)	Represents investment of cash collateral received from securities lending.
See Notes to Financial Statements

Schedule of Investments International Equity Fund^ (Unaudited)  (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Banks	$120,180,718	11.4%
Pharmaceuticals	90,484,020	8.6%
Aerospace & Defense	76,868,055	7.3%
Capital Markets	69,626,106	6.6%
Machinery	55,751,651	5.3%
Health Care Equipment & Supplies	54,949,489	5.2%
Semiconductors & Semiconductor Equipment	53,559,108	5.1%
Software	49,516,480	4.7%
Professional Services	44,116,984	4.2%
Industrial Conglomerates	35,642,899	3.4%
IT Services	33,446,819	3.2%
Beverages	30,331,852	2.9%
Personal Care Products	27,265,074	2.6%
Trading Companies & Distributors	26,921,502	2.5%
Insurance	26,351,280	2.5%
Life Sciences Tools & Services	24,746,310	2.3%
Hotels, Restaurants & Leisure	24,071,241	2.3%
Electronic Equipment, Instruments & Components	20,346,325	1.9%
Entertainment	18,868,815	1.8%
Textiles, Apparel & Luxury Goods	18,319,043	1.7%
Commercial Services & Supplies	17,973,688	1.7%
Oil, Gas & Consumable Fuels	14,097,097	1.3%
Financial Services	14,066,719	1.3%
Chemicals	12,207,647	1.1%
Automobile Components	11,605,872	1.1%
Metals & Mining	11,349,103	1.1%
Diversified Telecommunication Services	11,318,339	1.1%
Energy Equipment & Services	10,229,821	1.0%
Food Products	9,441,212	0.9%
Air Freight & Logistics	9,341,885	0.9%
Automobiles	8,722,955	0.8%
Electrical Equipment	5,750,997	0.5%
Short-Term Investments and Other Liabilities—Net	17,734,646	1.7%
	$1,055,203,752	100.0%
See Notes to Financial Statements

Schedule of Investments International Equity Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of February 28, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Australia	$—	$7,319,429	$—	$7,319,429
Austria	—	21,657,299	—	21,657,299
Belgium	—	11,262,613	—	11,262,613
Denmark	—	33,529,289	—	33,529,289
France	5,867,603	71,237,351	—	77,104,954
Germany	12,871,100	93,985,759	—	106,856,859
Ireland	—	20,291,206	—	20,291,206
Italy	—	47,273,877	—	47,273,877
Japan	3,872,545	168,608,385	—	172,480,930
Korea	—	8,722,955	—	8,722,955
Luxembourg	—	17,152,010	—	17,152,010
Netherlands	—	66,595,520	—	66,595,520
Spain	—	10,629,762	—	10,629,762
Sweden	11,605,872	12,196,072	—	23,801,944
Switzerland	7,659,577	65,600,293	—	73,259,870
United Kingdom	32,461,397	218,870,778	—	251,332,175
United States	41,680,994	29,359,023	—	71,040,017
Other Common Stocks#	17,158,397	—	—	17,158,397
Total Common Stocks	133,177,485	904,291,621	—	1,037,469,106
Short-Term Investments	—	20,791,031	—	20,791,031
Total Investments	$133,177,485	$925,082,652	$—	$1,058,260,137

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments International Select Fund^ (Unaudited)
February 28, 2025

Number of Shares		Value
Common Stocks 98.9%
Austria 2.1%
25,986	BAWAG Group AG*(a)	$2,626,814
22,319	Erste Group Bank AG	1,499,171
		4,125,985
Canada 1.8%
24,386	Alimentation Couche-Tard, Inc.	1,212,431
21,657	Kinaxis, Inc.*	2,360,527
		3,572,958
China 0.7%
120,442	Tencent Music Entertainment Group ADR	1,468,188
Denmark 3.3%
9,685	DSV AS	1,946,603
50,328	Novo Nordisk AS Class B	4,565,585
		6,512,188
France 9.5%
45,172	Accor SA	2,262,375
66,042	AXA SA	2,582,134
75,667	Bureau Veritas SA	2,275,566
13,515	Capgemini SE	2,098,685
6,872	L'Oreal SA	2,526,596
5,745	LVMH Moet Hennessy Louis Vuitton SE	4,151,102
11,429	Safran SA	2,992,516
		18,888,974
Germany 11.2%
7,752	Deutsche Boerse AG	2,021,896
59,423	Deutsche Telekom AG	2,144,414
15,782	Merck KGaA	2,241,115
5,837	MTU Aero Engines AG	2,033,832
12,400	SAP SE ADR	3,410,000
20,682	Siemens AG	4,745,021
18,935	Siemens Energy AG*	1,088,886
34,162	Siemens Healthineers AG(a)	1,909,492
27,461	Symrise AG	2,763,086
		22,357,742
Ireland 2.5%
176,885	Bank of Ireland Group PLC	2,089,538
26,860	Kerry Group PLC Class A	2,824,362
		4,913,900
Italy 3.3%
76,797	Leonardo SpA	3,097,337
64,924	UniCredit SpA	3,424,821
		6,522,158
Japan 14.7%
47,800	Bridgestone Corp.	1,863,126
Number of Shares		Value
Japan – cont'd
156,700	Ebara Corp.	$2,610,151
129,800	Fujitsu Ltd.	2,503,824
119,600	Hitachi Ltd.	3,039,765
2,500	Keyence Corp.	997,193
63,000	Kokusai Electric Corp.(b)	1,314,574
157,400	Mitsubishi UFJ Financial Group, Inc.	2,006,634
31,100	Oracle Corp. Japan	2,964,815
130,400	Renesas Electronics Corp.	2,177,224
368,800	Resona Holdings, Inc.	2,885,592
5,300	SMC Corp.	1,919,224
103,800	Sony Group Corp.	2,596,691
16,100	Tokyo Electron Ltd.	2,407,531
		29,286,344
Korea 0.9%
28,741	Kia Corp.	1,837,956
Luxembourg 1.7%
76,915	ArcelorMittal SA	2,196,546
47,777	CVC Capital Partners PLC*(a)	1,099,714
		3,296,260
Netherlands 8.3%
1,201	Adyen NV*(a)	2,192,309
3,476	ASM International NV	1,891,840
3,825	ASML Holding NV	2,720,611
34,510	Heineken NV	2,915,118
15,633	IMCD NV	2,320,022
117,449	ING Groep NV	2,090,888
86,752	Universal Music Group NV	2,413,777
		16,544,565
Spain 0.5%
51,864	Puig Brands SA Class B*	959,742
Sweden 2.3%
22,724	Autoliv, Inc.	2,212,181
118,505	Epiroc AB Class A	2,312,769
		4,524,950
Switzerland 6.7%
18,796	DSM-Firmenich AG	2,014,217
15,873	Galderma Group AG*	1,932,640
27,165	Julius Baer Group Ltd.	1,833,220
3,435	Lonza Group AG	2,181,042
1,248	Partners Group Holding AG	1,847,991
43,337	Sandoz Group AG	1,902,650
5,221	Sonova Holding AG	1,680,336
		13,392,096
United Kingdom 21.8%
35,053	Ashtead Group PLC	2,136,096
31,121	AstraZeneca PLC	4,708,559
See Notes to Financial Statements

Schedule of Investments International Select Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
United Kingdom – cont'd
217,549	BAE Systems PLC	$3,890,115
786,685	Barclays PLC	3,105,331
33,015	Coca-Cola Europacific Partners PLC	2,847,874
76,754	Compass Group PLC	2,686,846
865,989	ConvaTec Group PLC(a)	2,839,066
68,450	Experian PLC	3,260,763
71,350	Intermediate Capital Group PLC	2,065,733
23,220	London Stock Exchange Group PLC	3,472,031
543,922	NatWest Group PLC	3,296,155
60,444	RELX PLC	2,921,159
395,548	Rentokil Initial PLC	1,985,791
52,120	Unilever PLC	2,950,807
103,673	Wise PLC Class A*	1,299,745
		43,466,071
United States 7.6%
27,092	Alcon AG	2,506,010
7,261	Aon PLC Class A	2,970,620
608,972	Haleon PLC	3,066,672
Number of Shares		Value
United States – cont'd
9,546	ICON PLC*	$1,813,931
51,176	Schlumberger NV	2,131,992
79,915	Shell PLC	2,670,387
		15,159,612
Total Common Stocks (Cost $172,644,755)		196,829,689

Short-Term Investments 0.5%
Investment Companies 0.5%
1,120,431	State Street Institutional Treasury Money Market Fund Premier Class, 4.27%(c) (Cost $1,120,431)	1,120,431
Total Investments 99.4% (Cost $173,765,186)		197,950,120
Other Assets Less Liabilities 0.6%		1,122,835
Net Assets 100.0%		$199,072,955

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at February 28, 2025 amounted to $10,667,395, which represents 5.4% of net assets of the
Fund.

(b)
All or a portion of this security is on loan at February 28, 2025. Total value of all such securities at
February 28, 2025 amounted to $1,338,103, collateralized by non-cash (U.S. Treasury Securities) collateral of $1,413,602 for the Fund (see Note A of the Notes to Financial Statements).

(c)	Represents 7-day effective yield as of February 28, 2025.
See Notes to Financial Statements

Schedule of Investments International Select Fund^ (Unaudited)  (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Banks	$23,024,944	11.6%
Pharmaceuticals	18,417,221	9.3%
Capital Markets	12,340,585	6.2%
Aerospace & Defense	12,013,800	6.0%
Semiconductors & Semiconductor Equipment	10,511,780	5.3%
Health Care Equipment & Supplies	8,934,904	4.5%
Software	8,735,342	4.4%
Professional Services	8,457,488	4.3%
Industrial Conglomerates	7,784,786	3.9%
Machinery	6,842,144	3.4%
Personal Care Products	6,437,145	3.2%
Beverages	5,762,992	2.9%
Insurance	5,552,754	2.8%
Hotels, Restaurants & Leisure	4,949,221	2.5%
Chemicals	4,777,303	2.4%
IT Services	4,602,509	2.3%
Trading Companies & Distributors	4,456,118	2.2%
Textiles, Apparel & Luxury Goods	4,151,102	2.1%
Automobile Components	4,075,307	2.0%
Life Sciences Tools & Services	3,994,973	2.0%
Entertainment	3,881,965	2.0%
Financial Services	3,492,054	1.8%
Food Products	2,824,362	1.4%
Oil, Gas & Consumable Fuels	2,670,387	1.3%
Household Durables	2,596,691	1.3%
Metals & Mining	2,196,546	1.1%
Diversified Telecommunication Services	2,144,414	1.1%
Energy Equipment & Services	2,131,992	1.1%
Commercial Services & Supplies	1,985,791	1.0%
Air Freight & Logistics	1,946,603	1.0%
Automobiles	1,837,956	0.9%
Consumer Staples Distribution & Retail	1,212,431	0.6%
Electrical Equipment	1,088,886	0.5%
Electronic Equipment, Instruments & Components	997,193	0.5%
Short-Term Investments and Other Assets—Net	2,243,266	1.1%
	$199,072,955	100.0%
See Notes to Financial Statements

Schedule of Investments International Select Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of February 28, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Austria	$—	$4,125,985	$—	$4,125,985
Denmark	—	6,512,188	—	6,512,188
France	—	18,888,974	—	18,888,974
Germany	3,410,000	18,947,742	—	22,357,742
Ireland	—	4,913,900	—	4,913,900
Italy	—	6,522,158	—	6,522,158
Japan	—	29,286,344	—	29,286,344
Korea	—	1,837,956	—	1,837,956
Luxembourg	—	3,296,260	—	3,296,260
Netherlands	—	16,544,565	—	16,544,565
Spain	—	959,742	—	959,742
Sweden	2,212,181	2,312,769	—	4,524,950
Switzerland	1,932,640	11,459,456	—	13,392,096
United Kingdom	2,847,874	40,618,197	—	43,466,071
United States	9,422,553	5,737,059	—	15,159,612
Other Common Stocks#	5,041,146	—	—	5,041,146
Total Common Stocks	24,866,394	171,963,295	—	196,829,689
Short-Term Investments	—	1,120,431	—	1,120,431
Total Investments	$24,866,394	$173,083,726	$—	$197,950,120

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments International Small Cap Fund^ (Unaudited)
February 28, 2025

Number of Shares		Value
Common Stocks 96.9%
Australia 3.0%
4,406	ARB Corp. Ltd.	$106,050
27,640	Steadfast Group Ltd.	96,798
		202,848
Belgium 1.2%
2,234	Shurgard Self Storage Ltd.	81,041
Canada 8.7%
958	Colliers International Group, Inc.	123,164
1,085	Descartes Systems Group, Inc.*	120,938
968	Kinaxis, Inc.*	105,508
7,426	Softchoice Corp.	125,550
7,036	Triple Flag Precious Metals Corp.	115,018
		590,178
Finland 1.8%
5,591	Kemira OYJ	123,271
France 7.1%
3,219	Exosens SAS*	86,753
2,388	Interparfums SA	110,805
3,213	Lectra	94,522
4,408	Tikehau Capital SCA(a)	96,205
298	Virbac SACA	94,250
		482,535
Germany 1.7%
1,567	Nexus AG*	112,161
Italy 3.0%
5,113	Carel Industries SpA(a)(b)	110,569
6,385	Intercos SpA	94,430
		204,999
Japan 29.5%
6,100	As One Corp.	93,988
15,000	Azbil Corp.	114,988
6,800	Daiei Kankyo Co. Ltd.	122,324
5,900	Dexerials Corp.(a)	82,824
5,600	Fuji Corp.	82,503
5,400	Idec Corp.	91,498
4,700	Japan Elevator Service Holdings Co. Ltd.	86,240
4,700	Kokusai Electric Corp.(a)	98,071
13,400	Konishi Co. Ltd.	109,549
6,100	Nakanishi, Inc.	85,938
4,500	Nichias Corp.	135,156
4,300	NS Solutions Corp.(a)	112,429
7,000	Rigaku Holdings Corp.	49,849
4,100	Riken Keiki Co. Ltd.	77,167
2,900	SHO-BOND Holdings Co. Ltd.	90,703
8,200	Shoei Co. Ltd.(a)	100,184
Number of Shares		Value
Japan – cont'd
6,600	Simplex Holdings, Inc.(a)	$118,027
8,300	Sun Frontier Fudousan Co. Ltd.	107,446
5,100	T Hasegawa Co. Ltd.	95,423
1,800	Ulvac, Inc.	65,855
4,200	YAMABIKO Corp.	69,868
		1,990,030
Jersey 1.7%
9,672	JTC PLC(b)	117,613
Norway 3.1%
5,694	Borregaard ASA	94,232
31,621	Elopak ASA	113,701
		207,933
Spain 1.0%
2,815	Befesa SA(b)	66,358
Sweden 7.8%
5,595	Biotage AB	58,125
10,929	Karnov Group AB*	89,764
8,802	Sweco AB Class B	151,321
3,634	Thule Group AB(b)	117,103
2,679	Xvivo Perfusion AB*	110,816
		527,129
Switzerland 14.2%
3,540	Accelleron Industries AG	168,564
209	Belimo Holding AG	141,531
170	Burckhardt Compression Holding AG	118,630
71	Inficon Holding AG	91,579
35	Interroll Holding AG	84,269
411	Kardex Holding AG	119,223
328	Tecan Group AG	71,740
950	VZ Holding AG	160,355
		955,891
United Kingdom 13.1%
7,089	Auction Technology Group PLC*	50,828
17,386	Chemring Group PLC	81,757
102,836	Coats Group PLC	113,408
5,923	Cohort PLC	80,839
2,088	Craneware PLC	48,853
2,805	Diploma PLC	159,870
5,200	Ferrari Group PLC*	43,154
3,989	Ferrari Group PLC*	33,104
895	Games Workshop Group PLC	161,836
35,735	GlobalData PLC	84,283
3,657	Travis Perkins PLC	30,131
		888,063
Total Common Stocks (Cost $6,424,883)		6,550,050

See Notes to Financial Statements

Schedule of Investments International Small Cap Fund^ (Unaudited)  (cont’d)
Number of Shares		Value

Short-Term Investments 5.0%
Investment Companies 5.0%
102,693	State Street Institutional Treasury Money Market Fund Premier Class, 4.27%(c)	$102,693
234,970	State Street Navigator Securities Lending Government Money Market Portfolio, 4.36%(c)(d)	234,970
Total Short-Term Investments (Cost $337,663)		337,663
Total Investments 101.9% (Cost $6,762,546)		6,887,713
Liabilities Less Other Assets (1.9)%		(129,910)
Net Assets 100.0%		$6,757,803

*	Non-income producing security.
(a)
All or a portion of this security is on loan at February 28, 2025. Total value of all such securities at
February 28, 2025 amounted to $609,678, collateralized by cash collateral of $234,970 and non-cash
(U.S. Treasury Securities) collateral of $411,926 for the Fund (see Note A of the Notes to Financial
Statements).

(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at February 28, 2025 amounted to $411,643, which represents 6.1% of net assets of the
Fund.

(c)	Represents 7-day effective yield as of February 28, 2025.
(d)	Represents investment of cash collateral received from securities lending.
See Notes to Financial Statements

Schedule of Investments International Small Cap Fund^ (Unaudited)  (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Electronic Equipment, Instruments & Components	$541,957	8.0%
Machinery	474,493	7.0%
Chemicals	422,475	6.3%
Building Products	387,256	5.7%
Capital Markets	374,173	5.5%
Software	320,968	4.8%
Leisure Products	278,939	4.1%
Commercial Services & Supplies	274,922	4.1%
Electrical Equipment	260,062	3.9%
Aerospace & Defense	249,349	3.7%
Construction & Engineering	242,024	3.6%
Real Estate Management & Development	230,610	3.4%
IT Services	230,456	3.4%
Automobile Components	206,234	3.1%
Personal Care Products	205,235	3.0%
Health Care Equipment & Supplies	196,754	2.9%
Trading Companies & Distributors	190,001	2.8%
Semiconductors & Semiconductor Equipment	163,926	2.4%
Health Care Technology	161,014	2.4%
Life Sciences Tools & Services	129,865	1.9%
Metals & Mining	115,018	1.7%
Containers & Packaging	113,701	1.7%
Textiles, Apparel & Luxury Goods	113,408	1.7%
Insurance	96,798	1.4%
Pharmaceuticals	94,250	1.4%
Health Care Providers & Services	93,988	1.4%
Interactive Media & Services	89,764	1.3%
Professional Services	84,283	1.2%
Specialized REITs	81,041	1.2%
Air Freight & Logistics	76,258	1.1%
Diversified Consumer Services	50,828	0.8%
Short-Term Investments and Other Liabilities—Net	207,753	3.1%
	$6,757,803	100.0%
See Notes to Financial Statements

Schedule of Investments International Small Cap Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of February 28, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Australia	$—	$202,848	$—	$202,848
Belgium	—	81,041	—	81,041
Finland	—	123,271	—	123,271
France	86,753	395,782	—	482,535
Italy	—	204,999	—	204,999
Japan	49,849	1,940,181	—	1,990,030
Jersey	—	117,613	—	117,613
Spain	—	66,358	—	66,358
Sweden	—	527,129	—	527,129
Switzerland	—	955,891	—	955,891
United Kingdom	341,061	547,002	—	888,063
Other Common Stocks#	910,272	—	—	910,272
Total Common Stocks	1,387,935	5,162,115	—	6,550,050
Short-Term Investments	—	337,663	—	337,663
Total Investments	$1,387,935	$5,499,778	$—	$6,887,713

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments Intrinsic Value Fund^ (Unaudited)
February 28, 2025

Number of Shares		Value
Common Stocks 100.0%
Aerospace & Defense 1.2%
321,748	Mercury Systems, Inc.*	$14,288,829
Automobile Components 0.3%
35,079	Lear Corp.	3,297,075
Banks 4.3%
633,503	Banc of California, Inc.	9,420,190
1,294,271	Huntington Bancshares, Inc.	21,316,643
260,518	Texas Capital Bancshares, Inc.*	20,622,605
		51,359,438
Building Products 2.1%
1,300,267	Resideo Technologies, Inc.*	24,978,129
Commercial Services & Supplies 3.9%
53,781	Clean Harbors, Inc.*	11,484,933
1,481,907	Enviri Corp.*	9,632,395
1,137,156	OPENLANE, Inc.*	25,358,579
		46,475,907
Communications Equipment 7.0%
463,841	Ciena Corp.*	36,907,828
134,742	Harmonic, Inc.*	1,389,190
4,685,665	Ribbon Communications, Inc.*(a)	22,116,339
1,579,983	Viasat, Inc.*	13,809,052
725,583	Viavi Solutions, Inc.*	8,112,018
		82,334,427
Construction & Engineering 1.4%
196,283	Arcosa, Inc.	16,464,218
Consumer Finance 0.6%
129,388	Bread Financial Holdings, Inc.	6,986,952
Containers & Packaging 2.2%
139,128	Avery Dennison Corp.	26,151,890
Electric Utilities 1.3%
354,395	Portland General Electric Co.	15,887,528
Electrical Equipment 1.2%
1,904,658	Babcock & Wilcox Enterprises, Inc.*	2,057,031
498,706	Bloom Energy Corp. Class A*	11,978,918
		14,035,949
Electronic Equipment, Instruments & Components 5.2%
64,484	Coherent Corp.*	4,848,552
1,407,045	Innoviz Technologies Ltd.*	1,039,947
126,100	IPG Photonics Corp.*	7,337,759
108,858	Itron, Inc.*	11,853,548
396,989	nLight, Inc.*	3,640,389
Number of Shares		Value
Electronic Equipment, Instruments & Components – cont'd
96,184	OSI Systems, Inc.*	$19,834,103
26,021	Teledyne Technologies, Inc.*	13,401,335
		61,955,633
Energy Equipment & Services 3.2%
240,534	Innovex International, Inc.*	4,404,177
743,683	Patterson-UTI Energy, Inc.	6,180,006
627,840	TechnipFMC PLC	18,483,610
2,273,718	TETRA Technologies, Inc.*	8,617,391
		37,685,184
Entertainment 2.5%
1,987,638	Lions Gate Entertainment Corp. Class B*	17,511,091
1,409,910	Lionsgate Studios Corp.*	12,012,433
		29,523,524
Financial Services 0.6%
197,278	Cannae Holdings, Inc.	3,953,451
272,397	Flywire Corp.*	3,105,326
		7,058,777
Food Products 1.2%
760,589	Hain Celestial Group, Inc.*	2,722,909
372,122	TreeHouse Foods, Inc.*	11,714,400
		14,437,309
Gas Utilities 3.1%
127,598	Atmos Energy Corp.	19,411,484
352,346	New Jersey Resources Corp.	17,046,499
		36,457,983
Health Care Equipment & Supplies 5.3%
1,580,013	Accuray, Inc.*	3,175,826
274,027	AtriCure, Inc.*	10,615,806
265,697	Avanos Medical, Inc.*	3,998,740
90,944	CONMED Corp.	5,381,156
726,136	CytoSorbents Corp.*	769,704
229,185	Haemonetics Corp.*	15,011,617
269,047	Integra LifeSciences Holdings Corp.*	6,244,581
1,212,697	OraSure Technologies, Inc.*	4,220,186
93,628	QuidelOrtho Corp.*	3,744,184
314,977	Varex Imaging Corp.*	4,050,604
428,481	Zimvie, Inc.*	5,685,943
		62,898,347
Health Care Providers & Services 2.1%
356,546	Acadia Healthcare Co., Inc.*	10,689,249
48,018	Molina Healthcare, Inc.*	14,459,180
		25,148,429
See Notes to Financial Statements

Schedule of Investments Intrinsic Value Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Hotels, Restaurants & Leisure 3.2%
1,835,327	International Game Technology PLC	$32,540,348
116,288	United Parks & Resorts, Inc.*	5,872,544
		38,412,892
Household Durables 2.2%
281,333	Somnigroup International, Inc.	17,971,552
82,453	Whirlpool Corp.	8,392,891
		26,364,443
Independent Power and Renewable Electricity Producers 3.6%
428,149	Ormat Technologies, Inc.	29,901,926
94,943	Vistra Corp.	12,690,081
		42,592,007
IT Services 5.9%
1,228,275	Kyndryl Holdings, Inc.*	46,772,712
1,703,206	Unisys Corp.*	7,340,818
75,541	Wix.com Ltd.*	15,160,323
		69,273,853
Life Sciences Tools & Services 1.0%
65,223	Charles River Laboratories International, Inc.*	10,782,014
1,163,979	Standard BioTools, Inc.*	1,239,638
		12,021,652
Machinery 1.8%
152,032	Helios Technologies, Inc.	5,997,663
1,420,581	Stratasys Ltd.*	15,015,541
		21,013,204
Media 3.4%
1,031,642	Criteo SA ADR*	40,038,026
Metals & Mining 1.1%
1,194,427	Cleveland-Cliffs, Inc.*	12,947,589
Multi-Utilities 1.4%
298,236	Northwestern Energy Group, Inc.	16,680,339
Oil, Gas & Consumable Fuels 2.7%
514,519	CNX Resources Corp.*	14,869,599
482,632	Devon Energy Corp.	17,480,931
		32,350,530
Pharmaceuticals 0.8%
1,056,854	Amneal Pharmaceuticals, Inc.*	9,162,924
Professional Services 4.5%
1,393,986	Alight, Inc. Class A	9,520,925
4,047,641	Conduent, Inc.*	14,328,649
Number of Shares		Value
Professional Services – cont'd
607,439	KBR, Inc.	$29,782,734
		53,632,308
Semiconductors & Semiconductor Equipment 7.8%
227,572	CEVA, Inc.*	7,796,617
1,613,335	indie Semiconductor, Inc. Class A*	4,856,138
185,284	MACOM Technology Solutions Holdings, Inc.*	21,429,947
386,825	Rambus, Inc.*	21,619,649
153,267	Semtech Corp.*	5,853,267
1,048,782	Veeco Instruments, Inc.*	23,324,912
1,310,140	Wolfspeed, Inc.*	7,572,609
		92,453,139
Software 7.5%
1,035,801	Adeia, Inc.	16,282,792
198,974	Box, Inc. Class A*	6,506,450
1,593,024	Cognyte Software Ltd.*	14,225,704
468,294	OneSpan, Inc.	7,511,436
341,375	Radware Ltd.*	7,387,355
725,210	UiPath, Inc. Class A*	8,920,083
295,029	Varonis Systems, Inc.*	12,677,396
367,804	Verint Systems, Inc.*	8,301,336
829,133	Xperi, Inc.*	7,014,465
		88,827,017
Specialty Retail 0.8%
290,129	Caleres, Inc.	4,688,485
272,868	ODP Corp.*	4,245,826
		8,934,311
Textiles, Apparel & Luxury Goods 0.6%
1,142,995	Under Armour, Inc. Class C*	7,258,018
Trading Companies & Distributors 3.0%
342,924	AerCap Holdings NV	35,355,464

Total Common Stocks (Cost $935,716,521)		1,184,743,244
Warrants 0.2%
Communications Equipment 0.2%
1,511,444	Ribbon Communications, Inc. Expires 3/31/2027*#(a)(b)	3,170,680
Health Care Equipment & Supplies 0.0%(c)
131,579	CytoSorbents Corp.*(b)	0

Total Warrants (Cost $2,464,258)		3,170,680
See Notes to Financial Statements

Schedule of Investments Intrinsic Value Fund^ (Unaudited)  (cont’d)
Number of Shares		Value

Short-Term Investments 0.2%
Investment Companies 0.2%
1,820,270	State Street Institutional Treasury Money Market Fund Premier Class, 4.27%(d) (Cost $1,820,270)	$1,820,270
Total Investments 100.4% (Cost $940,001,049)		1,189,734,194
Liabilities Less Other Assets (0.4)%		(4,772,665)
Net Assets 100.0%		$1,184,961,529

*	Non-income producing security.
(a)	Security acquired via a PIPE transaction.
(b)
Security fair valued as of February 28, 2025 in accordance with procedures approved by the valuation designee. Total value of all such securities at February 28, 2025 amounted to $3,170,680, which represents
0.2% of net assets of the Fund.

(c)	Represents less than 0.05% of net assets of the Fund.
(d)	Represents 7-day effective yield as of February 28, 2025.
#  This security is subject to restrictions on resale. Total value of all such securities at February 28, 2025 amounted to $3,170,680, which represents 0.2% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 2/28/2025	Fair Value Percentage of Net Assets as of 2/28/2025
Ribbon Communications, Inc. Expires 3/31/2027 (Warrants)	3/29/2023	$2,464,258	$3,170,680	0.2%
See Notes to Financial Statements

Schedule of Investments Intrinsic Value Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$1,051,367,357	88.7%
France	40,038,026	3.4%
Israel	37,813,329	3.2%
Netherlands	35,355,464	3.0%
United Kingdom	18,483,610	1.5%
China	4,856,138	0.4%
Short-Term Investments and Other Liabilities—Net	(2,952,395)	(0.2)%
	$1,184,961,529	100.0%
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of February 28, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$1,184,743,244	$—	$—	$1,184,743,244
Warrants#	—	3,170,680	—	3,170,680
Short-Term Investments	—	1,820,270	—	1,820,270
Total Investments	$1,184,743,244	$4,990,950	$—	$1,189,734,194

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Consolidated Schedule of Investments Large Cap Growth Fund^ (Unaudited)
February 28, 2025

Number of Shares		Value
Common Stocks 99.2%
Aerospace & Defense 1.1%
135,371	General Electric Co.	$28,019,090
Application Software 0.3%
4,688	Canva, Inc.*#(a)(b)	6,700,277
Biotechnology 1.5%
181,342	AbbVie, Inc.	37,905,918
Broadline Retail 8.3%
991,583	Amazon.com, Inc.*	210,493,239
Capital Markets 3.9%
433,958	Brookfield Asset Management Ltd. Class A	24,553,344
22,602	CME Group, Inc.	5,735,709
281,974	KKR & Co., Inc.	38,232,855
56,516	S&P Global, Inc.	30,164,850
		98,686,758
Commercial Services & Supplies 0.6%
61,130	Waste Management, Inc.	14,229,841
Consumer Staples Distribution & Retail 2.6%
32,222	Costco Wholesale Corp.	33,788,311
328,639	Walmart, Inc.	32,407,092
		66,195,403
Containers & Packaging 0.5%
64,521	Avery Dennison Corp.	12,128,012
Electric Utilities 0.2%
26,140	Constellation Energy Corp.	6,549,246
Electrical Equipment 1.0%
406,539	nVent Electric PLC	24,530,563
Electronic Equipment, Instruments & Components 1.0%
380,695	Amphenol Corp. Class A	25,354,287
Entertainment 3.3%
86,753	Netflix, Inc.*	85,066,522
Financial Services 5.2%
99,691	MasterCard, Inc. Class A	57,452,921
207,789	Visa, Inc. Class A	75,367,148
		132,820,069
Ground Transportation 1.4%
282,282	Uber Technologies, Inc.*	21,456,255
53,395	Union Pacific Corp.	13,172,012
		34,628,267
Health Care Equipment & Supplies 1.8%
439,556	Boston Scientific Corp.*	45,621,517
Number of Shares		Value
Health Care Technology 1.3%
744,913	Waystar Holding Corp.*	$32,381,368
Hotels, Restaurants & Leisure 1.2%
245,277	Chipotle Mexican Grill, Inc.*	13,237,600
60,437	McDonald's Corp.	18,634,540
		31,872,140
Interactive Media & Services 11.9%
707,037	Alphabet, Inc. Class A	120,394,261
631,551	Match Group, Inc.	20,026,482
245,125	Meta Platforms, Inc. Class A	163,792,525
		304,213,268
IT Services 0.4%
28,258	Cloudflare, Inc. Class A*	4,105,887
78,895	Okta, Inc.*	7,139,209
		11,245,096
Life Sciences Tools & Services 0.8%
37,208	Thermo Fisher Scientific, Inc.	19,681,544
Machinery 0.3%
26,472	Caterpillar, Inc.	9,105,044
Media 0.7%
258,737	Trade Desk, Inc. Class A*	18,194,386
Multi-Utilities 0.8%
596,668	CenterPoint Energy, Inc.	20,513,446
Oil, Gas & Consumable Fuels 0.5%
201,205	Williams Cos., Inc.	11,706,107
Pharmaceuticals 1.6%
44,218	Eli Lilly & Co.	40,708,417
Professional Services 0.6%
62,596	Equifax, Inc.	15,348,539
Semiconductors & Semiconductor Equipment 11.3%
119,465	Analog Devices, Inc.	27,484,118
11,178	ASML Holding NV	7,926,096
521,455	Broadcom, Inc.	103,993,771
1,190,212	NVIDIA Corp.	148,681,283
		288,085,268
Software 19.6%
90,909	Arctic Wolf Networks, Inc.*#(a)(b)	1,026,635
40,540	Atlassian Corp. Class A*	11,523,901
106,995	Grammarly, Inc.*#(a)(b)	1,513,979
27,413	HubSpot, Inc.*	19,846,738
25,435	Intuit, Inc.	15,613,021
662,582	Microsoft Corp.(c)	263,038,428
177,301	Salesforce, Inc.	52,809,103
39,496	ServiceNow, Inc.*	36,721,801
See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Large Cap Growth Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Software – cont'd
117,712	Synopsys, Inc.*	$53,827,343
161,104	Workday, Inc. Class A*	42,425,127
		498,346,076
Specialty Retail 8.1%
344,627	Chewy, Inc. Class A*	12,840,802
1,297,807	Fanatics Holdings, Inc. Class A*#(a)(b)	99,593,709
137,801	Home Depot, Inc.	54,651,877
321,072	TJX Cos., Inc.	40,056,943
		207,143,331
Technology Hardware, Storage & Peripherals 5.4%
567,550	Apple, Inc.	137,256,292
Textiles, Apparel & Luxury Goods 1.2%
379,343	NIKE, Inc. Class B	30,131,215
Tobacco 0.8%
128,044	Philip Morris International, Inc.	19,882,672

Total Common Stocks (Cost $1,439,264,466)		2,524,743,218
Preferred Stocks 0.7%
Entertainment 0.1%
8,256	A24 Films LLC*#(a)(b)(d)	1,209,242
IT Services 0.2%
287,787	Druva, Inc., Series 4*#(a)(b)	2,026,021
461,441	Druva, Inc., Series 5*#(a)(b)	4,111,439
		6,137,460
Software 0.1%
33,179	Grammarly, Inc., Series 3*#(a)(b)	890,524
Number of Shares		Value
Software – cont'd
90,310	Signifyd, Inc., Series Seed*#(a)(b)	$578,887
39,343	Signifyd, Inc., Series A*#(a)(b)	253,369
82,373	Videoamp, Inc., Series F1*#(a)(b)	1,300,011
		3,022,791
Specialty Retail 0.3%
7,000	Fabletics LLC, Series G*#(a)(b)	8,051,400
12,140	Savage X Fenty, Series C1*#(a)(b)	29,200
47,442	Savage X Fenty, Series D*#(a)(b)	571,629
		8,652,229
Total Preferred Stocks (Cost $21,057,803)		19,021,722

Total Purchased Option Contracts 0.0%(e)(f) (Cost $281,188)		20,300

Short-Term Investments 0.1%
Investment Companies 0.1%
2,866,778	State Street Institutional Treasury Money Market Fund Premier Class, 4.27%(g) (Cost $2,866,778)	2,866,778
Total Investments 100.0% (Cost $1,463,470,235)		2,546,652,018
Liabilities Less Other Assets (0.0)%(f)(h)		(1,253,563)
Net Assets 100.0%		$2,545,398,455

*	Non-income producing security.
(a)	Value determined using significant unobservable inputs.
(b)
Security fair valued as of February 28, 2025 in accordance with procedures approved by the valuation designee. Total value of all such securities at February 28, 2025 amounted to $127,856,322, which represents 5.0% of net assets of the Fund.

(c)	All or a portion of this security is pledged as collateral for options written.
(d)	Security represented in Units.
(e)	See "Purchased option contracts" under Derivative Instruments.
(f)	Represents less than 0.05% of net assets of the Fund.
(g)	Represents 7-day effective yield as of February 28, 2025.
(h)	Includes the impact of the Fund’s open positions in derivatives at February 28, 2025.
See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Large Cap Growth Fund^ (Unaudited)  (cont’d)
#  This security is subject to restrictions on resale. Total value of all such securities at February 28, 2025 amounted to $127,856,322, which represents 5.0% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 2/28/2025	Fair Value Percentage of Net Assets as of 2/28/2025
A24 Films LLC	2/25/2022	$940,028	$1,209,242	0.0%
Arctic Wolf Networks, Inc.	12/31/2021	999,999	1,026,635	0.0%
Canva, Inc.	3/19/2024	5,000,507	6,700,277	0.3%
Druva, Inc. (Series 4 Preferred Shares)	6/14/2019	1,500,003	2,026,021	0.1%
Druva, Inc. (Series 5 Preferred Shares)	4/1/2021	4,325,000	4,111,439	0.2%
Fabletics LLC (Series G Preferred Shares)	1/10/2022	7,000,000	8,051,400	0.3%
Fanatics Holdings, Inc. Class A	8/13/2020-4/29/2021	23,018,871	99,593,709	3.9%
Grammarly, Inc. Class A	12/23/2021-1/24/2022	2,804,542	1,513,979	0.1%
Grammarly, Inc. (Series 3 Preferred Shares)	12/23/2021-1/24/2022	869,685	890,524	0.0%
Savage X Fenty (Series C1 Preferred Shares)	2/24/2025	1,000,028	29,200	0.0%
Savage X Fenty (Series D Preferred Shares)	2/24/2025	123,264	571,629	0.0%
Signifyd, Inc. (Series A Preferred Shares)	5/27/2021	1,213,731	253,369	0.0%
Signifyd, Inc. (Series Seed Preferred Shares)	5/27/2021	2,786,053	578,887	0.0%
Videoamp, Inc. (Series F1 Preferred Shares)	1/4/2022	1,300,011	1,300,011	0.1%
Total		$52,881,722	$127,856,322	5.0%
See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Large Cap Growth Fund^ (Unaudited)  (cont’d)
Derivative Instruments
Purchased option contracts ("options purchased")
At February 28, 2025, the Fund had outstanding options purchased as follows:
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Interactive Media & Services
Match Group, Inc.	1,400	$4,439,400	$35	3/21/2025	$20,300
Total options purchased (cost $281,188)					$20,300
Written option contracts ("options written")
At February 28, 2025, the Fund had outstanding options written as follows:
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts
Interactive Media & Services
Match Group, Inc.	1,400	$(4,439,400)	$27.5	5/16/2025	$(154,000)
Total options written (premium received $165,898)					$(154,000)
For the six months ended February 28, 2025, the average market value for the months where the Fund had options purchased and options written outstanding was $272,350 and $(154,975), respectively. At February 28, 2025, the Fund had securities pledged in the amount of $1,786,455 to cover collateral requirements for options written.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of February 28, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Application Software	$—	$—	$6,700,277	$6,700,277
Software	495,805,462	—	2,540,614	498,346,076
Specialty Retail	107,549,622	—	99,593,709	207,143,331
Other Common Stocks#	1,812,553,534	—	—	1,812,553,534
Total Common Stocks	2,415,908,618	—	108,834,600	2,524,743,218
Preferred Stocks#	—	—	19,021,722	19,021,722
Options Purchased#	20,300	—	—	20,300
Short-Term Investments	—	2,866,778	—	2,866,778
Total Investments	$2,415,928,918	$2,866,778	$127,856,322	$2,546,652,018

#	The Consolidated Schedule of Investments provides information on the industry or sector categorization.
See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Large Cap Growth Fund^ (Unaudited)  (cont’d)
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2024	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 2/28/2025	Net change in unrealized appreciation/ (depreciation) from investments still held as of 2/28/2025
Investments in Securities:
Common Stocks(1)	$107,143	$—	$—	$1,691	$—	$—	$—	$—	$108,834	$1,691
Preferred Stocks(1)	19,991	—	—	(1,092)	1,123	(1,000)	—	—	19,022	(1,172)
Total	$127,134	$—	$—	$599	$1,123	$(1,000)	$—	$—	$127,856	$519
(1) Quantitative Information about Level 3 Fair Value Measurements:

Investment type	Fair value at 2/28/2025	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$108,834,601	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	3.8x - 12.5x	4.4x	Increase
			Discount Rate	4.0% - 4.3%	4.2%	Decrease
			Term (Years)	1.8	1.8	Decrease
			Expected Volatility	65.0% - 80.0%	71.1%	Decrease
			Transaction Price	$9.06	$9.06	Increase
Preferred Stocks	17,812,480	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	1.3x - 7.1x	5.2x	Increase
			Discount Rate	0.3% - 4.3%	3.6%	Decrease
			Term (Years)	1.8 - 3.2	2.3	Decrease
			Expected Volatility	60.0% - 780.0%	62.1%	Decrease
			Liquidation Preference	0.5x - 2.7x	$2.55	Increase
			Transaction Price	$4.55 - $1,150.00	$1,070.46	Increase
Preferred Units	1,209,241	Market Approach	Transaction Price	$146.47	$146.47	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(c) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
The following is a summary, categorized by level (see Note A of the Notes to Consolidated Financial Statements), of inputs used to value the Fund’s derivatives as of February 28, 2025:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Options Written
Liabilities	$(154,000)	$—	$—	$(154,000)
Total	$(154,000)	$—	$—	$(154,000)

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Consolidated Financial Statements

Schedule of Investments Large Cap Value Fund^ (Unaudited)
February 28, 2025

Number of Shares		Value
Common Stocks 96.7%
Aerospace & Defense 1.9%
373,887	Boeing Co.*	$65,291,887
208,279	Lockheed Martin Corp.	93,802,613
		159,094,500
Banks 10.1%
3,096,154	Bank of America Corp.	142,732,699
875,388	JPMorgan Chase & Co.	231,671,434
1,017,627	PNC Financial Services Group, Inc.	195,302,974
2,123,504	Truist Financial Corp.	98,424,410
2,478,645	Wells Fargo & Co.	194,127,477
		862,258,994
Biotechnology 0.6%
435,990	Gilead Sciences, Inc.	49,838,017
Broadline Retail 0.4%
764,450	JD.com, Inc. ADR	32,030,455
Building Products 0.6%
594,240	Johnson Controls International PLC	50,902,598
Capital Markets 6.2%
1,782,692	Charles Schwab Corp.	141,777,495
768,161	CME Group, Inc.	194,936,217
426,245	Morgan Stanley	56,737,472
251,284	S&P Global, Inc.	134,120,322
		527,571,506
Communications Equipment 0.9%
1,150,114	Cisco Systems, Inc.	73,733,809
Consumer Finance 2.2%
731,090	Capital One Financial Corp.	146,620,100
223,679	Discover Financial Services	43,659,904
		190,280,004
Consumer Staples Distribution & Retail 3.2%
2,771,008	Kroger Co.	179,616,739
980,692	Walmart, Inc.	96,706,038
		276,322,777
Electric Utilities 4.6%
1,723,760	Duke Energy Corp.	202,524,562
1,773,143	FirstEnergy Corp.	68,744,754
1,780,540	NextEra Energy, Inc.	124,940,492
		396,209,808
Electrical Equipment 1.1%
344,148	Rockwell Automation, Inc.	98,822,098
Energy Equipment & Services 1.4%
2,685,483	Baker Hughes Co.	119,745,687
Number of Shares		Value
Entertainment 1.3%
427,079	Take-Two Interactive Software, Inc.*	$90,532,207
192,508	Walt Disney Co.	21,907,410
		112,439,617
Financial Services 2.0%
281,554	Berkshire Hathaway, Inc. Class B*	144,670,892
346,312	Block, Inc.*	22,614,173
		167,285,065
Food Products 0.6%
922,566	General Mills, Inc.	55,925,951
Ground Transportation 0.5%
176,192	Norfolk Southern Corp.	43,299,184
Health Care Equipment & Supplies 4.4%
245,085	Abbott Laboratories	33,824,181
2,727,262	Medtronic PLC	250,962,649
234,022	Stryker Corp.	90,376,956
		375,163,786
Health Care Providers & Services 2.4%
168,007	Quest Diagnostics, Inc.	29,048,410
364,112	UnitedHealth Group, Inc.	172,938,636
		201,987,046
Hotels, Restaurants & Leisure 2.8%
3,691,351	Carnival Corp.*	88,334,029
3,352,256	Las Vegas Sands Corp.	149,879,366
		238,213,395
Household Products 2.0%
1,488,297	Colgate-Palmolive Co.	135,688,037
230,420	Procter & Gamble Co.	40,056,213
		175,744,250
Industrial Conglomerates 1.7%
933,003	3M Co.	144,727,425
Insurance 2.7%
1,631,745	American International Group, Inc.	135,336,930
225,467	Aon PLC Class A	92,243,059
		227,579,989
IT Services 4.2%
670,631	Accenture PLC Class A	233,714,904
484,398	International Business Machines Corp.	122,281,431
		355,996,335
Life Sciences Tools & Services 1.8%
733,293	Danaher Corp.	152,348,954
See Notes to Financial Statements

Schedule of Investments Large Cap Value Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Machinery 4.6%
491,055	Caterpillar, Inc.	$168,898,367
337,289	Cummins, Inc.	124,183,064
113,914	Deere & Co.	54,768,712
391,175	PACCAR, Inc.	41,949,607
		389,799,750
Metals & Mining 6.6%
1,201,486	Agnico Eagle Mines Ltd.	115,679,072
2,647,240	Freeport-McMoRan, Inc.	97,709,629
2,020,996	Southern Copper Corp.	179,727,174
2,490,588	Wheaton Precious Metals Corp.	171,651,325
		564,767,200
Multi-Utilities 2.3%
583,409	DTE Energy Co.	78,001,783
592,764	Public Service Enterprise Group, Inc.	48,102,799
983,602	Sempra	70,396,395
		196,500,977
Oil, Gas & Consumable Fuels 10.0%
1,266,560	Chevron Corp.	200,901,747
301,892	Coterra Energy, Inc.	8,148,065
1,477,114	EOG Resources, Inc.	187,504,851
321,453	EQT Corp.	15,484,391
3,444,953	Exxon Mobil Corp.	383,526,618
436,305	Phillips 66	56,584,395
		852,150,067
Pharmaceuticals 5.7%
2,379,250	Bristol-Myers Squibb Co.	141,850,885
2,118,639	Johnson & Johnson	349,617,808
		491,468,693
Professional Services 1.1%
613,230	Paychex, Inc.	93,008,594
Number of Shares		Value
Semiconductors & Semiconductor Equipment 0.8%
1,766,593	Intel Corp.	$41,921,252
336,213	Marvell Technology, Inc.	30,871,078
		72,792,330
Software 0.9%
253,050	Salesforce, Inc.	75,370,942
Specialized REITs 1.7%
491,945	Public Storage	149,364,341
Textiles, Apparel & Luxury Goods 0.3%
370,816	NIKE, Inc. Class B	29,453,915
Tobacco 2.5%
1,392,694	Philip Morris International, Inc.	216,257,524
Wireless Telecommunication Services 0.6%
195,556	T-Mobile U.S., Inc.	52,739,498

Total Common Stocks (Cost $7,056,909,176)		8,271,195,081

Short-Term Investments 3.0%
Investment Companies 3.0%
259,919,645	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.31%(a) (Cost $259,919,645)	259,919,645
Total Investments 99.7% (Cost $7,316,828,821)		8,531,114,726
Other Assets Less Liabilities 0.3%		24,125,382
Net Assets 100.0%		$8,555,240,108

*	Non-income producing security.
(a)	Represents 7-day effective yield as of February 28, 2025.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of February 28, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$8,271,195,081	$—	$—	$8,271,195,081
Short-Term Investments	—	259,919,645	—	259,919,645
Total Investments	$8,271,195,081	$259,919,645	$—	$8,531,114,726

#	The Schedule of Investments provides information on the industry or sector categorization.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments Mid Cap Growth Fund^ (Unaudited)
February 28, 2025

Number of Shares		Value
Common Stocks 92.1%
Aerospace & Defense 4.2%
74,400	Axon Enterprise, Inc.*	$39,316,680
145,200	HEICO Corp.	38,431,536
		77,748,216
Banks 1.9%
3,227,047	NU Holdings Ltd. Class A*	34,690,755
Biotechnology 2.0%
80,594	Alnylam Pharmaceuticals, Inc.*	19,886,569
114,354	Natera, Inc.*	17,792,339
		37,678,908
Capital Markets 12.1%
288,430	Ares Management Corp. Class A	49,304,224
120,268	Coinbase Global, Inc. Class A*	25,932,186
121,508	Evercore, Inc. Class A	29,380,634
402,480	Jefferies Financial Group, Inc.	26,644,176
79,016	KKR & Co., Inc.	10,713,780
200,948	Robinhood Markets, Inc. Class A*	10,067,495
441,481	TPG, Inc.	24,352,092
345,569	Tradeweb Markets, Inc. Class A	46,779,676
		223,174,263
Commercial Services & Supplies 3.0%
95,948	Cintas Corp.	19,909,210
220,700	Veralto Corp.	22,017,032
67,400	Waste Connections, Inc.	12,789,824
		54,716,066
Construction & Engineering 1.9%
42,800	Comfort Systems USA, Inc.	15,550,524
75,100	Quanta Services, Inc.	19,498,213
		35,048,737
Consumer Staples Distribution & Retail 1.7%
192,767	BJ's Wholesale Club Holdings, Inc.*	19,519,586
157,800	U.S. Foods Holding Corp.*	11,311,104
		30,830,690
Containers & Packaging 1.2%
100,100	Packaging Corp. of America	21,330,309
Diversified Consumer Services 0.9%
52,246	Duolingo, Inc.*	16,304,409
Number of Shares		Value
Electrical Equipment 1.8%
47,700	Hubbell, Inc.	$17,724,843
171,700	Vertiv Holdings Co. Class A	16,340,689
		34,065,532
Electronic Equipment, Instruments & Components 1.4%
40,843	CDW Corp.	7,278,223
121,926	Coherent Corp.*	9,167,616
203,941	Corning, Inc.	10,227,641
		26,673,480
Entertainment 2.9%
676,954	ROBLOX Corp. Class A*	43,081,353
15,610	Spotify Technology SA*	9,491,036
		52,572,389
Ground Transportation 1.1%
165,600	XPO, Inc.*	20,362,176
Health Care Equipment & Supplies 2.8%
73,437	Align Technology, Inc.*	13,734,922
57,449	IDEXX Laboratories, Inc.*	25,111,532
73,938	Inspire Medical Systems, Inc.*	13,722,154
		52,568,608
Health Care Providers & Services 2.4%
172,035	Cencora, Inc.	43,617,754
Health Care Technology 1.1%
448,167	Waystar Holding Corp.*	19,481,820
Hotels, Restaurants & Leisure 6.6%
152,200	Churchill Downs, Inc.	18,035,700
76,600	DoorDash, Inc. Class A*	15,200,504
816,300	DraftKings, Inc. Class A*	35,802,918
99,400	Royal Caribbean Cruises Ltd.	24,462,340
98,700	Texas Roadhouse, Inc.	18,169,683
45,000	Wingstop, Inc.	10,565,100
		122,236,245
Household Products 1.1%
185,600	Church & Dwight Co., Inc.	20,638,720
Independent Power and Renewable Electricity Producers 1.5%
208,074	Vistra Corp.	27,811,171
Interactive Media & Services 1.3%
144,032	Reddit, Inc. Class A*	23,301,497
IT Services 3.2%
45,555	Gartner, Inc.*	22,700,968
84,498	GoDaddy, Inc. Class A*	15,167,391
79,045	MongoDB, Inc.*	21,139,004
		59,007,363
See Notes to Financial Statements

Schedule of Investments Mid Cap Growth Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Life Sciences Tools & Services 0.9%
608,075	Avantor, Inc.*	$10,154,852
378,903	Stevanato Group SpA(a)	7,062,752
		17,217,604
Machinery 0.7%
143,500	Ingersoll Rand, Inc.	12,165,930
Media 1.9%
509,922	Trade Desk, Inc. Class A*	35,857,715
Oil, Gas & Consumable Fuels 3.1%
84,900	Cheniere Energy, Inc.	19,404,744
187,300	Targa Resources Corp.	37,782,156
		57,186,900
Semiconductors & Semiconductor Equipment 0.9%
28,342	Monolithic Power Systems, Inc.	17,317,245
Software 17.4%
158,520	AppLovin Corp. Class A*	51,636,305
24,847	CyberArk Software Ltd.*	9,040,581
360,737	Datadog, Inc. Class A*	42,043,897
204,222	Descartes Systems Group, Inc.*	22,768,711
17,376	Fair Isaac Corp.*	32,777,218
85,312	Manhattan Associates, Inc.*	15,089,987
42,640	MicroStrategy, Inc. Class A*	10,891,535
179,042	Nutanix, Inc. Class A*	13,766,539
1,216,126	Palantir Technologies, Inc. Class A*	103,273,420
400,400	QXO, Inc.(a)	5,101,096
21,778	Tyler Technologies, Inc.*	13,250,388
		319,639,677
Specialty Retail 3.7%
89,200	Carvana Co.*	20,792,520
20,200	O'Reilly Automotive, Inc.*	27,747,528
135,800	Ross Stores, Inc.	19,055,456
		67,595,504
Number of Shares		Value
Technology Hardware, Storage & Peripherals 2.1%
135,488	NetApp, Inc.	$13,523,057
469,891	Pure Storage, Inc. Class A*	24,655,181
		38,178,238
Textiles, Apparel & Luxury Goods 1.5%
196,500	Deckers Outdoor Corp.*	27,384,240
Trading Companies & Distributors 3.8%
150,400	AerCap Holdings NV	15,506,240
26,800	United Rentals, Inc.	17,214,176
36,600	W.W. Grainger, Inc.	37,376,286
		70,096,702
Total Common Stocks (Cost $1,417,514,186)		1,696,498,863
Exchange-Traded Funds 3.8%
548,166	iShares Russell Mid-Cap Growth ETF(a) (Cost $73,014,236)	69,595,156

Short-Term Investments 6.5%
Investment Companies 6.5%
102,550,563	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.31%(b)	102,550,563
17,707,421	State Street Navigator Securities Lending Government Money Market Portfolio, 4.36%(b)(c)	17,707,421
Total Short-Term Investments (Cost $120,257,984)		120,257,984
Total Investments 102.4% (Cost $1,610,786,406)		1,886,352,003
Liabilities Less Other Assets (2.4)%		(44,747,720)
Net Assets 100.0%		$1,841,604,283

*	Non-income producing security.
(a)
All or a portion of this security is on loan at February 28, 2025. Total value of all such securities at
February 28, 2025 amounted to $17,723,984, collateralized by cash collateral of $17,707,421 and non-cash
(U.S. Treasury Securities) collateral of $254,329 for the Fund (see Note A of the Notes to Financial
Statements).

(b)	Represents 7-day effective yield as of February 28, 2025.
(c)	Represents investment of cash collateral received from securities lending.
See Notes to Financial Statements

Schedule of Investments Mid Cap Growth Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of February 28, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$1,696,498,863	$—	$—	$1,696,498,863
Exchange-Traded Funds	69,595,156	—	—	69,595,156
Short-Term Investments	—	120,257,984	—	120,257,984
Total Investments	$1,766,094,019	$120,257,984	$—	$1,886,352,003

#	The Schedule of Investments provides information on the industry or sector categorization.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments Mid Cap Intrinsic Value Fund^ (Unaudited)
February 28, 2025

Number of Shares		Value
Common Stocks 100.0%
Aerospace & Defense 2.4%
1,048	General Dynamics Corp.	$264,725
4,906	L3Harris Technologies, Inc.	1,011,175
		1,275,900
Air Freight & Logistics 2.7%
3,760	FedEx Corp.	988,504
11,731	GXO Logistics, Inc.*	462,436
		1,450,940
Automobile Components 2.4%
19,546	Aptiv PLC*	1,272,836
Banks 3.7%
57,482	Huntington Bancshares, Inc.	946,728
21,634	Truist Financial Corp.	1,002,736
		1,949,464
Building Products 2.6%
14,211	Fortune Brands Innovations, Inc.	919,736
25,279	Resideo Technologies, Inc.*	485,610
		1,405,346
Chemicals 1.5%
4,488	Albemarle Corp.	345,710
7,274	Ashland, Inc.	442,405
		788,115
Commercial Services & Supplies 1.7%
40,613	OPENLANE, Inc.*	905,670
Communications Equipment 3.3%
15,894	Ciena Corp.*	1,264,686
1,146	Motorola Solutions, Inc.	504,492
		1,769,178
Construction & Engineering 1.9%
11,933	Arcosa, Inc.	1,000,940
Consumer Finance 0.9%
8,401	Bread Financial Holdings, Inc.	453,654
Consumer Staples Distribution & Retail 1.2%
9,063	Dollar Tree, Inc.*	660,330
Containers & Packaging 2.1%
2,231	Avery Dennison Corp.	419,361
19,894	Sealed Air Corp.	679,977
		1,099,338
Electric Utilities 1.9%
26,528	FirstEnergy Corp.	1,028,491
Electronic Equipment, Instruments & Components 7.7%
3,581	CDW Corp.	638,134
8,373	Coherent Corp.*	629,566
Number of Shares		Value
Electronic Equipment, Instruments & Components – cont'd
14,470	IPG Photonics Corp.*	$842,009
6,025	Itron, Inc.*	656,062
2,566	Teledyne Technologies, Inc.*	1,321,542
		4,087,313
Energy Equipment & Services 2.3%
27,193	Baker Hughes Co.	1,212,536
Entertainment 1.7%
100,950	Lions Gate Entertainment Corp. Class B*	889,369
Financial Services 1.5%
7,407	Global Payments, Inc.	779,809
Food Products 1.9%
43,182	Hain Celestial Group, Inc.*	154,592
27,523	TreeHouse Foods, Inc.*	866,424
		1,021,016
Health Care Equipment & Supplies 3.5%
17,675	Avanos Medical, Inc.*	266,009
11,504	Haemonetics Corp.*	753,512
8,127	Zimmer Biomet Holdings, Inc.	847,808
		1,867,329
Health Care Providers & Services 2.3%
1,878	McKesson Corp.	1,202,408
Hotels, Restaurants & Leisure 6.3%
62,745	International Game Technology PLC	1,112,469
23,681	MGM Resorts International*	823,152
20,834	Travel & Leisure Co.	1,162,954
4,961	United Parks & Resorts, Inc.*	250,530
		3,349,105
Independent Power and Renewable Electricity Producers 1.6%
6,499	Vistra Corp.	868,656
Industrial REITs 0.5%
7,975	STAG Industrial, Inc.	286,941
Insurance 3.5%
4,735	Allstate Corp.	942,975
7,327	Globe Life, Inc.	933,680
		1,876,655
IT Services 2.8%
13,123	Kyndryl Holdings, Inc.*	499,724
5,087	Wix.com Ltd.*	1,020,910
		1,520,634
See Notes to Financial Statements

Schedule of Investments Mid Cap Intrinsic Value Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Life Sciences Tools & Services 0.4%
1,371	Charles River Laboratories International, Inc.*	$226,640
Machinery 2.3%
57,869	Gates Industrial Corp. PLC*	1,252,285
Multi-Utilities 4.1%
39,597	CenterPoint Energy, Inc.	1,361,345
14,478	Dominion Energy, Inc.	819,744
		2,181,089
Oil, Gas & Consumable Fuels 6.7%
15,390	Devon Energy Corp.	557,426
8,877	EOG Resources, Inc.	1,126,846
4,092	Phillips 66	530,692
23,527	Williams Cos., Inc.	1,368,801
		3,583,765
Professional Services 5.6%
121,761	Alight, Inc. Class A	831,627
13,742	Concentrix Corp.	620,589
163,835	Conduent, Inc.*	579,976
19,801	KBR, Inc.	970,843
		3,003,035
Retail REITs 2.2%
15,304	Regency Centers Corp.	1,173,817
Semiconductors & Semiconductor Equipment 3.3%
7,296	Enphase Energy, Inc.*	418,280
2,672	NXP Semiconductors NV	576,056
11,562	Skyworks Solutions, Inc.	770,723
		1,765,059
Software 3.9%
9,320	DocuSign, Inc.*	775,145
Number of Shares		Value
Software – cont'd
42,958	UiPath, Inc. Class A*	$528,383
10,219	Zoom Communications, Inc.*	753,140
		2,056,668
Specialty Retail 0.9%
3,571	Best Buy Co., Inc.	321,069
11,488	ODP Corp.*	178,753
		499,822
Technology Hardware, Storage & Peripherals 4.1%
55,343	Hewlett Packard Enterprise Co.	1,096,345
20,778	Pure Storage, Inc. Class A*	1,090,221
		2,186,566
Textiles, Apparel & Luxury Goods 0.6%
52,039	Under Armour, Inc. Class C*	330,448
Trading Companies & Distributors 2.0%
10,452	AerCap Holdings NV	1,077,601

Total Common Stocks (Cost $43,163,347)		53,358,768

Short-Term Investments 0.0%(a)
Investment Companies 0.0%(a)
10,969	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.31%(b) (Cost $10,969)	10,969
Total Investments 100.0% (Cost $43,174,316)		53,369,737
Other Assets Less Liabilities 0.0%(a)		13,884
Net Assets 100.0%		$53,383,621

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets of the Fund.
(b)	Represents 7-day effective yield as of February 28, 2025.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of February 28, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$53,358,768	$—	$—	$53,358,768
Short-Term Investments	—	10,969	—	10,969
Total Investments	$53,358,768	$10,969	$—	$53,369,737

#	The Schedule of Investments provides information on the industry or sector categorization.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments Multi-Cap Opportunities Fund^ (Unaudited)
February 28, 2025

Number of Shares		Value
Common Stocks 99.2%
Banks 3.1%
29,000	JPMorgan Chase & Co.	$7,674,850
Broadline Retail 4.2%
48,000	Amazon.com, Inc.*	10,189,440
Capital Markets 10.8%
175,000	Brookfield Corp.	10,139,500
40,000	Intercontinental Exchange, Inc.	6,929,200
18,000	Morgan Stanley	2,395,980
83,000	Nasdaq, Inc.	6,870,740
		26,335,420
Commercial Services & Supplies 1.4%
34,000	Veralto Corp.	3,391,840
Communications Equipment 2.3%
13,000	Motorola Solutions, Inc.	5,722,860
Construction Materials 2.0%
22,000	Eagle Materials, Inc.	4,976,620
Consumer Staples Distribution & Retail 5.0%
36,000	BJ's Wholesale Club Holdings, Inc.*	3,645,360
119,000	U.S. Foods Holding Corp.*	8,529,920
		12,175,280
Containers & Packaging 6.5%
23,000	Avery Dennison Corp.	4,323,310
76,000	Ball Corp.	4,004,440
282,000	Graphic Packaging Holding Co.	7,523,760
		15,851,510
Electric Utilities 2.9%
56,000	Alliant Energy Corp.	3,613,680
50,000	NextEra Energy, Inc.	3,508,500
		7,122,180
Electrical Equipment 1.6%
13,500	Rockwell Automation, Inc.	3,876,525
Financial Services 7.7%
39,000	Apollo Global Management, Inc.	5,821,530
25,300	Berkshire Hathaway, Inc. Class B*	12,999,899
		18,821,429
Food Products 1.4%
55,000	Mondelez International, Inc. Class A	3,532,650
Ground Transportation 1.7%
22,300	CSX Corp.	713,823
Number of Shares		Value
Ground Transportation – cont'd
46,000	Uber Technologies, Inc.*	$3,496,460
		4,210,283
Health Care Equipment & Supplies 1.2%
13,000	Becton Dickinson & Co.	2,931,890
Health Care Providers & Services 2.6%
21,000	HCA Healthcare, Inc.	6,432,300
Hotels, Restaurants & Leisure 6.1%
180,000	Aramark	6,669,000
650	Booking Holdings, Inc.	3,260,406
16,000	McDonald's Corp.	4,933,280
		14,862,686
Household Products 0.4%
4,500	WD-40 Co.	1,073,790
Insurance 2.1%
18,000	Chubb Ltd.	5,138,640
Interactive Media & Services 3.5%
50,000	Alphabet, Inc. Class C	8,611,000
Life Sciences Tools & Services 0.7%
11,000	Charles River Laboratories International, Inc.*	1,818,410
Machinery 3.3%
17,000	Nordson Corp.	3,574,930
24,000	Westinghouse Air Brake Technologies Corp.	4,448,640
		8,023,570
Oil, Gas & Consumable Fuels 2.1%
41,000	EOG Resources, Inc.	5,204,540
Professional Services 3.6%
42,000	TransUnion	3,882,060
16,500	Verisk Analytics, Inc.	4,899,015
		8,781,075
Semiconductors & Semiconductor Equipment 4.6%
4,000	ASML Holding NV	2,836,320
19,000	Broadcom, Inc.	3,789,170
29,500	QUALCOMM, Inc.	4,636,515
		11,262,005
Software 8.2%
31,000	Microsoft Corp.	12,306,690
47,000	Oracle Corp.	7,804,820
		20,111,510
Specialty Retail 3.0%
14,000	Lowe's Cos., Inc.	3,480,960
31,000	TJX Cos., Inc.	3,867,560
		7,348,520
See Notes to Financial Statements

Schedule of Investments Multi-Cap Opportunities Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Technology Hardware, Storage & Peripherals 4.0%
40,000	Apple, Inc.	$9,673,600
Wireless Telecommunication Services 3.2%
29,000	T-Mobile U.S., Inc.	7,821,010

Total Common Stocks (Cost $142,581,521)		242,975,433

Short-Term Investments 0.9%
Investment Companies 0.9%
2,117,402	State Street Institutional Treasury Money Market Fund Premier Class, 4.27%(a) (Cost $2,117,402)	2,117,402
Total Investments 100.1% (Cost $144,698,923)		245,092,835
Liabilities Less Other Assets (0.1)%		(148,352)
Net Assets 100.0%		$244,944,483

*	Non-income producing security.
(a)	Represents 7-day effective yield as of February 28, 2025.
See Notes to Financial Statements

Schedule of Investments Multi-Cap Opportunities Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of February 28, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$242,975,433	$—	$—	$242,975,433
Short-Term Investments	—	2,117,402	—	2,117,402
Total Investments	$242,975,433	$2,117,402	$—	$245,092,835

#	The Schedule of Investments provides information on the industry or sector categorization.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments Real Estate Fund^ (Unaudited)
February 28, 2025

Number of Shares		Value
Common Stocks 98.6%
Apartments 8.3%
150,110	AvalonBay Communities, Inc.	$33,951,880
72,304	Camden Property Trust	8,970,034
414,393	UDR, Inc.	18,722,276
		61,644,190
Data Centers 8.6%
74,169	Digital Realty Trust, Inc.	11,594,098
58,029	Equinix, Inc.	52,494,194
		64,088,292
Free Standing 5.1%
487,653	Essential Properties Realty Trust, Inc.	15,956,006
447,926	FrontView REIT, Inc.	7,659,535
254,549	Realty Income Corp.	14,516,929
		38,132,470
Gaming 2.4%
357,137	Gaming & Leisure Properties, Inc.	17,910,420
Health Care 12.1%
280,403	American Healthcare REIT, Inc.	8,353,205
307,707	Omega Healthcare Investors, Inc.	11,335,926
428,539	Ventas, Inc.	29,646,328
266,837	Welltower, Inc.	40,962,148
		90,297,607
Hotels, Restaurants & Leisure 3.1%
80,628	Marriott International, Inc. Class A	22,612,123
Industrial 11.8%
40,823	EastGroup Properties, Inc.	7,464,485
536,042	Prologis, Inc.	66,426,325
337,368	Rexford Industrial Realty, Inc.	13,940,046
		87,830,856
Manufactured Homes 5.9%
187,330	Equity LifeStyle Properties, Inc.	12,847,091
229,307	Sun Communities, Inc.	31,220,148
		44,067,239
Office 3.6%
122,369	BXP, Inc.	8,679,633
2,246,670	Hudson Pacific Properties, Inc.	7,369,078
295,917	Kilroy Realty Corp.	10,564,237
		26,612,948
Number of Shares		Value
Regional Malls 6.2%
419,939	Macerich Co.	$7,575,699
206,064	Simon Property Group, Inc.	38,346,450
		45,922,149
Self Storage 5.7%
106,825	Extra Space Storage, Inc.	16,297,222
85,885	Public Storage	26,076,404
		42,373,626
Shopping Centers 5.1%
127,928	Federal Realty Investment Trust	13,486,170
426,654	InvenTrust Properties Corp.	12,705,756
529,492	Kimco Realty Corp.	11,701,773
		37,893,699
Single Family Homes 5.0%
308,417	American Homes 4 Rent Class A	11,414,513
766,779	Invitation Homes, Inc.	26,078,154
		37,492,667
Specialty 1.7%
133,640	Iron Mountain, Inc.	12,451,239
Telecommunications 12.4%
272,904	American Tower Corp.	56,114,520
172,556	Crown Castle, Inc.	16,237,520
92,792	SBA Communications Corp.	20,219,377
		92,571,417
Timber 1.6%
397,762	Weyerhaeuser Co.	11,972,636
Total Common Stocks (Cost $722,699,000)		733,873,578

Short-Term Investments 1.4%
Investment Companies 1.4%
10,787,009	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.31%(a) (Cost $10,787,009)	10,787,009
Total Investments 100.0% (Cost $733,486,009)		744,660,587
Liabilities Less Other Assets (0.0)%(b)		(188,629)
Net Assets 100.0%		$744,471,958

(a)	Represents 7-day effective yield as of February 28, 2025.
(b)	Represents less than 0.05% of net assets of the Fund.
See Notes to Financial Statements

Schedule of Investments Real Estate Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of February 28, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$733,873,578	$—	$—	$733,873,578
Short-Term Investments	—	10,787,009	—	10,787,009
Total Investments	$733,873,578	$10,787,009	$—	$744,660,587

#	The Schedule of Investments provides information on the industry or sector categorization.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments Small Cap Growth Fund^ (Unaudited)
February 28, 2025

Number of Shares		Value
Common Stocks 90.4%
Aerospace & Defense 2.9%
21,128	BWX Technologies, Inc.	$2,196,678
11,594	Curtiss-Wright Corp.	3,729,326
38,763	Loar Holdings, Inc.*	2,816,907
208,059	Rocket Lab USA, Inc.*(a)	4,263,129
		13,006,040
Automobile Components 2.0%
36,503	Dorman Products, Inc.*	4,798,684
47,605	Patrick Industries, Inc.	4,313,013
		9,111,697
Banks 3.5%
46,829	Pinnacle Financial Partners, Inc.	5,350,682
74,682	Western Alliance Bancorp	6,491,359
32,683	Wintrust Financial Corp.	4,068,053
		15,910,094
Biotechnology 11.1%
168,221	ARS Pharmaceuticals, Inc.*	1,762,956
25,259	Ascendis Pharma AS ADR*	3,955,054
73,978	Biohaven Ltd.*	2,750,502
34,097	Blueprint Medicines Corp.*	3,292,747
23,836	CRISPR Therapeutics AG*(a)	1,046,877
101,564	Denali Therapeutics, Inc.*	1,681,900
244,578	Halozyme Therapeutics, Inc.*	14,466,789
88,726	Insmed, Inc.*	7,235,605
92,038	Revolution Medicines, Inc.*	3,749,628
52,983	Rhythm Pharmaceuticals, Inc.*	2,909,297
41,608	Vaxcyte, Inc.*	3,038,216
52,488	Vericel Corp.*	2,692,110
55,699	Xenon Pharmaceuticals, Inc.*	2,061,977
		50,643,658
Broadline Retail 0.9%
38,558	Ollie's Bargain Outlet Holdings, Inc.*	3,991,139
Building Products 2.5%
14,077	CSW Industrials, Inc.	4,308,829
197,074	Zurn Elkay Water Solutions Corp.	6,982,332
		11,291,161
Capital Markets 6.4%
35,059	Evercore, Inc. Class A	8,477,266
36,779	Piper Sandler Cos.	10,651,934
170,012	StepStone Group, Inc. Class A	10,227,922
		29,357,122
Commercial Services & Supplies 2.5%
68,797	Casella Waste Systems, Inc. Class A*	7,706,640
Number of Shares		Value
Commercial Services & Supplies – cont'd
17,544	Clean Harbors, Inc.*	$3,746,521
		11,453,161
Construction & Engineering 1.5%
82,387	API Group Corp.*	3,235,337
43,284	Arcosa, Inc.	3,630,662
		6,865,999
Consumer Staples Distribution & Retail 2.0%
61,500	Sprouts Farmers Market, Inc.*	9,126,600
Containers & Packaging 1.3%
216,133	Graphic Packaging Holding Co.	5,766,428
Diversified Consumer Services 1.7%
24,062	Bright Horizons Family Solutions, Inc.*	3,119,879
246,942	OneSpaWorld Holdings Ltd.	4,711,653
		7,831,532
Electrical Equipment 0.7%
51,162	nVent Electric PLC	3,087,115
Electronic Equipment, Instruments & Components 2.1%
45,119	Coherent Corp.*	3,392,498
30,771	Fabrinet*	6,155,738
		9,548,236
Financial Services 2.0%
81,470	Mr. Cooper Group, Inc.*	9,154,784
Food Products 0.7%
29,500	Freshpet, Inc.*	3,157,385
Health Care Equipment & Supplies 3.0%
135,092	AtriCure, Inc.*	5,233,464
25,541	Glaukos Corp.*	3,065,431
44,397	Integer Holdings Corp.*	5,469,710
		13,768,605
Health Care Providers & Services 4.0%
64,196	HealthEquity, Inc.*	7,046,153
142,402	Option Care Health, Inc.*	4,770,467
120,030	RadNet, Inc.*	6,658,064
		18,474,684
Health Care Technology 1.0%
109,446	Waystar Holding Corp.*	4,757,618
Hotels, Restaurants & Leisure 2.5%
29,387	Churchill Downs, Inc.	3,482,359
64,162	Red Rock Resorts, Inc. Class A	3,206,175
43,251	Shake Shack, Inc. Class A*	4,697,059
		11,385,593
See Notes to Financial Statements

Schedule of Investments Small Cap Growth Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Household Durables 1.2%
10,400	Cavco Industries, Inc.*	$5,455,112
Life Sciences Tools & Services 0.6%
144,606	Stevanato Group SpA(a)	2,695,456
Machinery 4.2%
49,882	Esab Corp.	6,250,215
97,007	Mueller Industries, Inc.	7,778,021
36,518	SPX Technologies, Inc.*	5,318,847
		19,347,083
Marine Transportation 1.0%
43,863	Kirby Corp.*	4,571,402
Metals & Mining 1.7%
36,400	Carpenter Technology Corp.	7,537,348
Oil, Gas & Consumable Fuels 2.1%
45,700	DT Midstream, Inc.	4,391,313
131,173	Magnolia Oil & Gas Corp. Class A	3,070,760
43,885	Matador Resources Co.	2,296,941
		9,759,014
Passenger Airlines 0.8%
50,600	Alaska Air Group, Inc.*	3,657,368
Pharmaceuticals 2.9%
97,987	Arvinas, Inc.*	1,734,370
49,980	Corcept Therapeutics, Inc.*	3,027,788
86,603	Edgewise Therapeutics, Inc.*	2,266,401
109,627	Harrow, Inc.*	3,078,326
45,711	Verona Pharma PLC ADR*	3,182,857
		13,289,742
Professional Services 1.2%
70,995	CBIZ, Inc.*	5,549,679
Semiconductors & Semiconductor Equipment 3.3%
90,140	Credo Technology Group Holding Ltd.*	4,973,925
36,201	Impinj, Inc.*	3,499,189
31,071	MACOM Technology Solutions Holdings, Inc.*	3,593,672
19,320	SiTime Corp.*	2,997,498
		15,064,284
Software 11.1%
60,277	ACI Worldwide, Inc.*	3,456,886
248,515	Clearwater Analytics Holdings, Inc. Class A*	7,728,816
41,404	Commvault Systems, Inc.*	7,061,866
Number of Shares		Value
Software – cont'd
170,993	Core Scientific, Inc.*	$1,908,282
17,595	CyberArk Software Ltd.*	6,401,941
52,519	Descartes Systems Group, Inc.*	5,855,343
23,960	Manhattan Associates, Inc.*	4,238,045
170,084	MARA Holdings, Inc.*(a)	2,367,569
110,324	Q2 Holdings, Inc.*	9,639,008
170,562	SoundHound AI, Inc. Class A*	1,845,481
		50,503,237
Specialty Retail 0.8%
156,183	Warby Parker, Inc. Class A*	3,862,406
Technology Hardware, Storage & Peripherals 0.5%
98,557	IonQ, Inc.*	2,421,546
Trading Companies & Distributors 4.7%
99,494	Air Lease Corp.	4,767,753
41,719	Applied Industrial Technologies, Inc.	10,453,947
22,501	Herc Holdings, Inc.	3,228,443
49,700	Rush Enterprises, Inc. Class A	2,898,504
		21,348,647
Total Common Stocks (Cost $382,861,295)		412,750,975
Exchange-Traded Funds 4.9%
81,456	iShares Russell 2000 Growth ETF(a) (Cost $23,729,906)	22,547,021

Short-Term Investments 9.6%
Investment Companies 9.6%
25,818,692	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.31%(b)	25,818,692
17,866,232	State Street Navigator Securities Lending Government Money Market Portfolio, 4.36%(b)(c)	17,866,232
Total Short-Term Investments (Cost $43,684,924)		43,684,924
Total Investments 104.9% (Cost $450,276,125)		478,982,920
Liabilities Less Other Assets (4.9)%		(22,230,919)
Net Assets 100.0%		$456,752,001

*	Non-income producing security.
See Notes to Financial Statements

Schedule of Investments Small Cap Growth Fund^ (Unaudited)  (cont’d)
(a)
All or a portion of this security is on loan at February 28, 2025. Total value of all such securities at
February 28, 2025 amounted to $22,339,647, collateralized by cash collateral of $17,866,232 and non-cash
(U.S. Treasury Securities) collateral of $4,881,657 for the Fund (see Note A of the Notes to Financial
Statements).

(b)	Represents 7-day effective yield as of February 28, 2025.
(c)	Represents investment of cash collateral received from securities lending.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of February 28, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$412,750,975	$—	$—	$412,750,975
Exchange-Traded Funds	22,547,021	—	—	22,547,021
Short-Term Investments	—	43,684,924	—	43,684,924
Total Investments	$435,297,996	$43,684,924	$—	$478,982,920

#	The Schedule of Investments provides information on the industry or sector categorization.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments Sustainable Equity Fund^ (Unaudited)
February 28, 2025

Number of Shares		Value
Common Stocks 95.7%
Banks 3.8%
644,563	Bank of America Corp.	$29,714,355
120,805	JPMorgan Chase & Co.	31,971,043
		61,685,398
Broadline Retail 8.9%
684,625	Amazon.com, Inc.*	145,332,195
Capital Markets 5.5%
440,523	Interactive Brokers Group, Inc. Class A	90,042,901
Communications Equipment 1.9%
327,264	Arista Networks, Inc.*	30,451,915
Consumer Staples Distribution & Retail 1.3%
19,891	Costco Wholesale Corp.	20,857,902
Diversified Telecommunication Services 3.0%
128,024	Space Exploration Technologies Corp. Class A*#(a)(b)	23,684,440
137,408	Space Exploration Technologies Corp. Class C*#(a)(b)	25,420,480
		49,104,920
Electrical Equipment 0.5%
516,569	Vestas Wind Systems AS*	7,275,204
Financial Services 14.7%
32	Berkshire Hathaway, Inc. Class A*	24,800,000
169,003	Berkshire Hathaway, Inc. Class B*	86,838,812
207,589	Fiserv, Inc.*	48,926,651
136,448	MasterCard, Inc. Class A	78,636,347
		239,201,810
Ground Transportation 1.1%
577,761	CSX Corp.	18,494,130
Health Care Equipment & Supplies 0.7%
51,432	Becton Dickinson & Co.	11,599,459
Health Care Providers & Services 5.6%
157,548	Cencora, Inc.	39,944,720
145,838	Cigna Group	45,042,066
13,629	UnitedHealth Group, Inc.	6,473,230
		91,460,016
Hotels, Restaurants & Leisure 2.7%
1,252,264	Compass Group PLC	43,836,683
Household Products 1.4%
255,948	Colgate-Palmolive Co.	23,334,779
Number of Shares		Value
Insurance 3.3%
189,171	Progressive Corp.	$53,346,222
Interactive Media & Services 7.6%
726,569	Alphabet, Inc. Class A	123,720,170
IT Services 5.5%
336,130	GoDaddy, Inc. Class A*	60,335,335
744,091	Kyndryl Holdings, Inc.*	28,334,985
		88,670,320
Life Sciences Tools & Services 1.2%
51,028	Danaher Corp.	10,601,577
49,736	IQVIA Holdings, Inc.*	9,390,157
		19,991,734
Machinery 1.2%
186,707	Otis Worldwide Corp.	18,629,624
Materials 1.4%
62,209	Sherwin-Williams Co.	22,536,454
Multi-Utilities 0.8%
1,087,567	National Grid PLC	13,358,775
Oil, Gas & Consumable Fuels 0.9%
550,045	Coterra Energy, Inc.	14,845,715
Pharmaceuticals 1.3%
61,490	Roche Holding AG	20,478,016
Semiconductors & Semiconductor Equipment 4.7%
288,094	Applied Materials, Inc.	45,539,018
159,424	Texas Instruments, Inc.	31,245,510
		76,784,528
Software 8.7%
36,603	Intuit, Inc.	22,468,385
298,640	Microsoft Corp.	118,557,094
		141,025,479
Specialty Retail 1.7%
29,359	Home Depot, Inc.	11,643,780
131,066	TJX Cos., Inc.	16,351,794
		27,995,574
Technology Hardware, Storage & Peripherals 3.0%
198,788	Apple, Inc.	48,074,890
Trading Companies & Distributors 3.3%
35,564	United Rentals, Inc.	22,843,469
29,768	W.W. Grainger, Inc.	30,399,379
		53,242,848

Total Common Stocks (Cost $679,538,965)		1,555,377,661
See Notes to Financial Statements

Schedule of Investments Sustainable Equity Fund^ (Unaudited)  (cont’d)
Number of Shares		Value

Preferred Stocks 2.4%
Diversified Telecommunication Services 2.4%
21,111	Space Exploration Technologies Corp., Series E*#(a)(b) (Cost $17,099,910)	$39,055,350
Principal Amount

Short-Term Investments 1.9%
Certificates of Deposit 0.0%(c)
$100,000	Carver Federal Savings Bank, 1.25%, due 3/24/2025	100,000
250,000	Self Help Credit Union, 0.10%, due 5/16/2025	250,000
250,000	Self Help Federal Credit Union, 0.10%, due 3/1/2025	250,000
		600,000
Number of Shares		Value
Investment Companies 1.9%
29,944,922	State Street Institutional Treasury Money Market Fund Premier Class, 4.27%(d)	$29,944,922
Total Short-Term Investments (Cost $30,544,922)		30,544,922
Total Investments 100.0% (Cost $727,183,797)		1,624,977,933
Other Assets Less Liabilities 0.0%(c)		607,014
Net Assets 100.0%		$1,625,584,947

*	Non-income producing security.
(a)	Value determined using significant unobservable inputs.
(b)
Security fair valued as of February 28, 2025 in accordance with procedures approved by the valuation designee. Total value of all such securities at February 28, 2025 amounted to $88,160,270, which represents
5.4% of net assets of the Fund.

(c)	Represents less than 0.05% of net assets of the Fund.
(d)	Represents 7-day effective yield as of February 28, 2025.
See Notes to Financial Statements

Schedule of Investments Sustainable Equity Fund^ (Unaudited)  (cont’d)
#
This security is subject to restrictions on resale. Total value of all such securities at February 28, 2025 amounted to $88,160,270, which represents 5.4% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.

Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 2/28/2025	Fair Value Percentage of Net Assets as of 2/28/2025
Space Exploration Technologies Corp. (Series E Preferred Shares)	11/7/2023	$17,099,910	$39,055,350	2.4%
Space Exploration Technologies Corp. Class A	8/18/2023	10,369,944	23,684,440	1.4%
Space Exploration Technologies Corp. Class C	8/18/2023	11,130,048	25,420,480	1.6%
Total		$38,599,902	$88,160,270	5.4%
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of February 28, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Diversified Telecommunication Services	$—	$—	$49,104,920	$49,104,920
Electrical Equipment	—	7,275,204	—	7,275,204
Hotels, Restaurants & Leisure	—	43,836,683	—	43,836,683
Multi-Utilities	—	13,358,775	—	13,358,775
Pharmaceuticals	—	20,478,016	—	20,478,016
Other Common Stocks#	1,421,324,063	—	—	1,421,324,063
Total Common Stocks	1,421,324,063	84,948,678	49,104,920	1,555,377,661
Preferred Stocks#	—	—	39,055,350	39,055,350
Short-Term Investments	—	30,544,922	—	30,544,922
Total Investments	$1,421,324,063	$115,493,600	$88,160,270	$1,624,977,933

#	The Schedule of Investments provides information on the industry or sector categorization.
See Notes to Financial Statements

Schedule of Investments Sustainable Equity Fund^ (Unaudited)  (cont’d)
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2024	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 2/28/2025	Net change in unrealized appreciation/ (depreciation) from investments still held as of 2/28/2025
Investments in Securities:
Common Stocks(1)	$29,728	$—	$—	$19,377	$—	$—	$—	$—	$49,105	$19,377
Preferred Stocks(1)	23,644	—	—	15,411	—	—	—	—	39,055	15,411
Total	$53,372	$—	$—	$34,788	$—	$—	$—	$—	$88,160	$34,788
(1) Quantitative Information about Level 3 Fair Value Measurements:

Investment type	Fair value at 2/28/2025	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$49,104,920	Market Approach	Transaction Price	$185.00	$185.00	Increase
Preferred Stocks	39,055,350	Market Approach	Transaction Price	$185.00	$185.00	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments U.S. Equity Impact Fund^ (Unaudited)
February 28, 2025

Number of Shares		Value
Common Stocks 97.9%
Automobile Components 1.8%
3,933	Aptiv PLC*	$256,117
Building Products 4.9%
1,894	Trane Technologies PLC	669,908
Capital Markets 2.6%
2,095	Intercontinental Exchange, Inc.	362,917
Chemicals 3.6%
1,863	Ecolab, Inc.	501,166
Commercial Services & Supplies 3.4%
920	Republic Services, Inc.	218,058
2,504	Veralto Corp.	249,799
		467,857
Communications Equipment 4.5%
1,423	Motorola Solutions, Inc.	626,433
Containers & Packaging 6.1%
4,981	Ball Corp.	262,449
21,729	Graphic Packaging Holding Co.	579,730
		842,179
Electric Utilities 3.0%
5,880	NextEra Energy, Inc.	412,599
Electrical Equipment 1.4%
3,178	nVent Electric PLC	191,760
Electronic Equipment, Instruments & Components 3.4%
2,043	Coherent Corp.*	153,613
4,340	Trimble, Inc.*	312,393
		466,006
Financial Services 1.1%
5,345	HA Sustainable Infrastructure Capital, Inc.	153,562
Food Products 1.2%
4,370	Simply Good Foods Co.*	164,967
Ground Transportation 6.8%
4,040	Canadian Pacific Kansas City Ltd.	314,797
11,556	CSX Corp.	369,908
3,334	Uber Technologies, Inc.*	253,417
		938,122
Health Care Equipment & Supplies 7.4%
7,684	Baxter International, Inc.	265,175
5,613	Boston Scientific Corp.*	582,573
811	STERIS PLC	177,820
		1,025,568
Number of Shares		Value
Health Care Providers & Services 2.8%
1,252	HCA Healthcare, Inc.	$383,487
Household Products 1.8%
1,603	Clorox Co.	250,693
Independent Power and Renewable Electricity Producers 3.5%
17,412	Brookfield Renewable Corp.	484,924
Life Sciences Tools & Services 3.5%
1,003	Danaher Corp.	208,383
513	Thermo Fisher Scientific, Inc.	271,357
		479,740
Machinery 13.4%
793	Deere & Co.	381,267
6,573	Pentair PLC	619,177
3,240	Westinghouse Air Brake Technologies Corp.	600,566
1,878	Xylem, Inc.	245,811
		1,846,821
Personal Care Products 1.4%
2,667	BellRing Brands, Inc.*	195,438
Pharmaceuticals 4.1%
439	Eli Lilly & Co.	404,157
1,689	Merck & Co., Inc.	155,810
		559,967
Professional Services 3.1%
1,426	Verisk Analytics, Inc.	423,394
Semiconductors & Semiconductor Equipment 7.2%
733	Analog Devices, Inc.	168,634
1,231	Broadcom, Inc.	245,498
3,319	NVIDIA Corp.	414,610
3,400	ON Semiconductor Corp.*	159,970
		988,712
Software 5.9%
811	DocuSign, Inc.*	67,451
392	Intuit, Inc.	240,625
895	Palo Alto Networks, Inc.*	170,435
544	Tyler Technologies, Inc.*	330,986
		809,497

Total Common Stocks (Cost $10,902,961)		13,501,834
Rights 0.0%(a)
Health Care Equipment & Supplies 0.0%(a)
248	Contra Abiomed, Inc., CVR*(b) (Cost $253)	397
See Notes to Financial Statements

Schedule of Investments U.S. Equity Impact Fund^ (Unaudited)  (cont’d)
Number of Shares		Value

Short-Term Investments 2.2%
Investment Companies 2.2%
303,799	State Street Institutional Treasury Money Market Fund Premier Class, 4.27%(c) (Cost $303,799)	$303,799
Total Investments 100.1% (Cost $11,207,013)		13,806,030
Liabilities Less Other Assets (0.1)%		(18,436)
Net Assets 100.0%		$13,787,594

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets of the Fund.
(b)	Value determined using significant unobservable inputs.
(c)	Represents 7-day effective yield as of February 28, 2025.
See Notes to Financial Statements

Schedule of Investments U.S. Equity Impact Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of February 28, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks#	$13,501,834	$—	$—	$13,501,834
Rights(b)	—	—	397	397
Short-Term Investments	—	303,799	—	303,799
Total Investments	$13,501,834	$303,799	$397	$13,806,030

#	The Schedule of Investments provides information on the industry or sector categorization.
(a)	The reconciliation between beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used is not presented as all values rounded to less than $1,000.
(b)
Securities categorized as Level 3 were valued using a single quotation obtained from a dealer. The Fund does not have access to significant unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

This page has been left blank intentionally

Statements of Assets and Liabilities (Unaudited)
Neuberger Berman Equity Funds
	Dividend Growth Fund	Emerging Markets Equity Fund	Equity Income Fund
	February 28, 2025	February 28, 2025	February 28, 2025
Assets
Investments in securities, at value*† (Notes A & F)— see Schedule of Investments:
Unaffiliated issuers(a)	$101,355,192	$189,656,604	$941,099,517
Affiliated issuers(b)	—	—	—
	101,355,192	189,656,604	941,099,517
Cash	—	—	—
Foreign currency(c)	3	192,136	—
Dividends and interest receivable	180,846	209,060	2,630,451
Receivable for securities sold	—	1,450,425	—
Receivable from Management—net (Note B)	10,652	—	—
Receivable for Fund shares sold	—	87,653	113,091
Receivable for securities lending income (Note A)	—	—	—
Prepaid expenses and other assets	38,822	41,006	27,474
Total Assets	101,585,515	191,636,884	943,870,533
Liabilities
Payable to investment manager—net (Note B)	39,182	132,681	353,882
Option contracts written, at value(d) (Note A)	—	—	22,750
Payable for securities purchased	—	3,036,616	864,460
Payable for Fund shares redeemed	—	123,387	329,238
Payable to administrator—net (Note B)	—	22,270	181,639
Payable to trustees	7,310	7,133	6,318
Payable for audit fees	23,537	30,890	32,829
Payable for custodian and accounting fees	10,592	90,898	24,484
Payable for legal fees	8,953	10,555	8,953
Payable for shareholder servicing fees	609	24,000	3,704
Payable for cash collateral on loaned securities (Note A)	—	—	—
Accrued capital gains taxes (Note A)	—	795,182	—
Other accrued expenses and payables	2,974	68,865	22,910
Total Liabilities	93,157	4,342,477	1,851,167
Net Assets	$101,492,358	$187,294,407	$942,019,366

Net Assets consist of:
Paid-in capital	$61,403,070	$255,456,010	$585,083,845
Total distributable earnings/(losses)	40,089,288	(68,161,603)	356,935,521
Net Assets	$101,492,358	$187,294,407	$942,019,366
Net Assets
Investor Class	$—	$—	$—
Trust Class	—	—	—
Advisor Class	—	—	—
Institutional Class	98,471,123	157,076,031	701,219,880
Class A	2,059,496	13,112,068	156,550,403
Class C	950,917	1,218,201	41,237,478
Class R3	—	598,703	889,547
Class R6	10,822	15,289,404	—
Class E	—	—	42,122,058

See Notes to Financial Statements

Focus Fund	Genesis Fund	International Equity Fund	International Select Fund	International Small Cap Fund	Intrinsic Value Fund
February 28, 2025	February 28, 2025	February 28, 2025	February 28, 2025	February 28, 2025	February 28, 2025

$745,723,033	$9,205,982,274	$1,058,260,137	$197,950,120	$6,887,713	$1,189,734,194
—	587,905,883	—	—	—	—
745,723,033	9,793,888,157	1,058,260,137	197,950,120	6,887,713	1,189,734,194
—	1,388,242	—	—	—	—
1,016,876	—	4,627,000	397,715	83,446	—
922,106	4,099,461	5,378,736	987,907	16,506	292,143
—	22,783,819	—	—	—	575,501
—	—	—	9,620	23,678	—
2,048	6,211,172	377,088	81,392	884	1,082,514
1,504	—	3,794	817	140	—
59,390	145,315	54,806	69,974	43,573	28,935
747,724,957	9,828,516,166	1,068,701,561	199,497,545	7,055,940	1,191,713,287

306,542	5,068,606	511,777	83,686	4,503	724,182
—	—	—	—	—	—
—	9,683,095	528,832	97,803	—	1,328,015
94,588	8,250,253	463,659	170,986	270	4,360,151
156,801	1,151,636	91,422	—	—	162,307
6,574	4,498	6,162	7,224	7,428	5,897
28,768	32,218	30,331	27,557	24,850	27,217
22,667	177,213	46,963	19,704	9,609	40,707
8,953	15,892	7,316	8,953	8,953	8,953
93,357	393,927	26,063	2,027	223	7,704
—	—	11,770,340	—	234,970	—
—	—	—	—	—	—
3,694	258,684	14,944	6,650	7,331	86,625
721,944	25,036,022	13,497,809	424,590	298,137	6,751,758
$747,003,013	$9,803,480,144	$1,055,203,752	$199,072,955	$6,757,803	$1,184,961,529

$496,077,758	$5,140,500,972	$908,801,285	$174,025,253	$7,129,198	$914,230,833
250,925,255	4,662,979,172	146,402,467	25,047,702	(371,395)	270,730,696
$747,003,013	$9,803,480,144	$1,055,203,752	$199,072,955	$6,757,803	$1,184,961,529

$682,882,734	$1,631,484,985	$71,286,534	$—	$—	$—
33,957,757	926,547,897	22,868,569	5,160,949	—	—
988,317	88,561,575	—	—	—	—
26,139,013	2,484,277,386	863,864,209	175,457,065	3,047,068	1,023,464,020
2,779,379	—	9,995,800	3,891,117	460,467	39,897,776
255,813	—	2,537,121	619,822	132,750	15,922,507
—	—	—	1,723,259	—	—
—	4,508,840,282	46,622,167	12,220,743	3,117,518	105,677,226
—	163,768,019	38,029,352	—	—	—

Statements of Assets and Liabilities (Unaudited) (cont’d)
Neuberger Berman Equity Funds

	Dividend Growth Fund	Emerging Markets Equity Fund	Equity Income Fund
	February 28, 2025	February 28, 2025	February 28, 2025
Shares Outstanding ($.001 par value; unlimited shares authorized)
Investor Class	—	—	—
Trust Class	—	—	—
Advisor Class	—	—	—
Institutional Class	4,496,909	7,899,078	49,086,568
Class A	93,783	658,424	11,017,883
Class C	43,778	62,536	2,921,390
Class R3	—	30,356	62,656
Class R6	494	769,658	—
Class E	—	—	2,946,944
Net Asset Value, offering and redemption price per share
Investor Class	$—	$—	$—
Trust Class	—	—	—
Advisor Class	—	—	—
Institutional Class	21.90	19.89	14.29
Class R3	—	19.72	14.20
Class R6	21.92	19.87	—
Class E	—	—	14.29
Net Asset Value and redemption price per share
Class A	$21.96	$19.91	$14.21
Offering Price per share
Class A‡	$23.30	$21.12	$15.08
Net Asset Value and offering price per share
Class C^	$21.72	$19.48	$14.12
†Securities on loan, at value:
Unaffiliated issuers	$—	$—	$—
*Cost of Investments:
(a) Unaffiliated issuers	$62,227,697	$164,806,963	$627,917,106
(b) Affiliated issuers	$—	$—	$—
Total cost of investments	$62,227,697	$164,806,963	$627,917,106
(c) Total cost of foreign currency	$3	$272,185	$—
(d) Premium received from option contracts written	$—	$—	$77,815

‡	On single retail sales of less than $50,000. On sales of $50,000 or more or in certain other circumstances described in the Fund's prospectus, offering price is reduced.
^	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See Notes to Financial Statements

Focus Fund	Genesis Fund	International Equity Fund	International Select Fund	International Small Cap Fund	Intrinsic Value Fund
February 28, 2025	February 28, 2025	February 28, 2025	February 28, 2025	February 28, 2025	February 28, 2025

21,390,937	25,767,674	5,284,088	—	—	—
1,070,573	14,708,821	1,694,016	363,759	—	—
31,408	1,436,791	—	—	—	—
815,532	39,084,418	63,995,615	12,417,665	232,378	48,598,176
87,765	—	736,649	277,256	35,415	1,945,104
8,513	—	188,667	45,380	10,576	818,507
—	—	—	124,235	—	—
—	70,971,931	3,457,346	865,103	237,747	4,979,886
—	2,568,157	2,822,116	—	—	—

$31.92	$63.32	$13.49	$—	$—	$—
31.72	62.99	13.50	14.19	—	—
31.47	61.64	—	—	—	—
32.05	63.56	13.50	14.13	13.11	21.06
—	—	—	13.87	—	—
—	63.53	13.48	14.13	13.11	21.22
—	63.77	13.48	—	—	—

$31.67	$—	$13.57	$14.03	$13.00	$20.51

$33.60	$—	$14.40	$14.89	$13.79	$21.76

$30.05	$—	$13.45	$13.66	$12.55	$19.45

$—	$—	$15,907,421	$1,338,103	$609,678	$—

$512,520,813	$5,242,588,501	$925,510,133	$173,765,186	$6,762,546	$940,001,049
$—	$534,175,175	$—	$—	$—	$—
$512,520,813	$5,776,763,676	$925,510,133	$173,765,186	$6,762,546	$940,001,049
$1,027,760	$—	$4,668,981	$401,471	$83,873	$—
$—	$—	$—	$—	$—	$—

Statements of Assets and Liabilities (Unaudited) (cont’d)
Neuberger Berman Equity Funds

	Large Cap Growth Fund**	Large Cap Value Fund	Mid Cap Growth Fund
	February 28, 2025	February 28, 2025	February 28, 2025
Assets
Investments in securities, at value*† (Note A)— see Schedule of Investments:
Unaffiliated issuers(a)	$2,546,652,018	$8,531,114,726	$1,886,352,003
Foreign currency(b)	—	—	—
Dividends and interest receivable	1,350,532	20,259,589	978,983
Receivable for securities sold	—	24,716,213	980,795
Receivable from Management—net (Note B)	—	—	—
Receivable for Fund shares sold	329,872	4,775,890	1,264,586
Receivable for securities lending income (Note A)	—	8,943	1,038
Prepaid expenses and other assets	158,073	165,450	73,381
Total Assets	2,548,490,495	8,581,040,811	1,889,650,786
Liabilities
Payable to investment manager—net (Note B)	936,253	2,747,016	722,427
Option contracts written, at value(c) (Note A)	154,000	—	—
Due to custodian	12,250	—	—
Payable for securities purchased	—	6,801,601	26,801,731
Payable for Fund shares redeemed	1,054,881	13,860,230	2,330,678
Payable to administrator—net (Note B)	504,009	1,356,885	246,470
Payable to trustees	4,383	5,501	5,320
Payable for audit fees	45,265	28,628	26,908
Payable for custodian and accounting fees	50,554	185,625	35,941
Payable for legal fees	11,675	9,204	23,903
Payable for shareholder servicing fees	297,131	318,546	99,657
Payable for cash collateral on loaned securities (Note A)	—	—	17,707,421
Other accrued expenses and payables	21,639	487,467	46,047
Total Liabilities	3,092,040	25,800,703	48,046,503
Net Assets	$2,545,398,455	$8,555,240,108	$1,841,604,283

Net Assets consist of:
Paid-in capital	$1,339,964,710	$7,132,484,563	$1,395,110,458
Total distributable earnings/(losses)	1,205,433,745	1,422,755,545	446,493,825
Net Assets	$2,545,398,455	$8,555,240,108	$1,841,604,283
Net Assets
Investor Class	$1,885,162,036	$1,501,164,190	$539,880,098
Trust Class	45,902,948	84,279,194	23,956,031
Advisor Class	258,772	120,077,612	5,665,223
Institutional Class	468,667,594	5,633,195,457	497,364,314
Class A	29,364,589	183,971,651	34,868,577
Class C	23,498,490	207,721,022	5,748,882
Class R3	1,142,165	10,106,593	9,662,092
Class R6	91,401,861	629,668,433	724,459,066
Class E	—	185,055,956	—

See Notes to Financial Statements

Mid Cap Intrinsic Value Fund	Multi-Cap Opportunities Fund	Real Estate Fund	Small Cap Growth Fund	Sustainable Equity Fund	U.S. Equity Impact Fund
February 28, 2025	February 28, 2025	February 28, 2025	February 28, 2025	February 28, 2025	February 28, 2025

$53,369,737	$245,092,835	$744,660,587	$478,982,920	$1,624,977,933	$13,806,030
—	—	—	—	335	—
66,492	130,337	537,376	237,311	2,630,158	15,736
—	—	297,324	297,526	—	—
18,553	—	—	13,170	—	21,888
2,182	65,289	430,666	926,977	1,282,340	—
—	—	—	3,989	—	—
41,044	30,258	49,360	84,106	70,380	36,209
53,498,008	245,318,719	745,975,313	480,545,999	1,628,961,146	13,879,863

23,637	67,102	436,940	300,453	601,921	7,478
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	5,041,424	—	34,593
25,546	210,023	937,344	493,530	2,198,461	—
—	32,520	11,287	—	329,307	—
7,365	7,131	6,552	6,952	5,590	7,417
22,942	25,759	28,720	23,349	30,126	23,163
12,171	11,234	23,251	13,552	33,906	9,643
8,394	8,953	10,199	10,687	18,623	6,953
8,743	2,479	13,518	29,362	146,735	182
—	—	—	17,866,232	—	—
5,589	9,035	35,544	8,457	11,530	2,840
114,387	374,236	1,503,355	23,793,998	3,376,199	92,269
$53,383,621	$244,944,483	$744,471,958	$456,752,001	$1,625,584,947	$13,787,594

$41,013,346	$120,176,231	$750,209,710	$409,135,769	$679,293,525	$11,406,361
12,370,275	124,768,252	(5,737,752)	47,616,232	946,291,422	2,381,233
$53,383,621	$244,944,483	$744,471,958	$456,752,001	$1,625,584,947	$13,787,594

$30,982,075	$—	$—	$66,840,157	$437,718,218	$—
5,871,383	—	84,028,552	4,105,660	125,307,177	—
—	—	—	1,472,089	—	—
13,622,720	104,571,318	410,582,119	223,184,846	698,545,906	13,540,360
1,568,404	29,384,258	53,843,082	18,947,812	143,725,445	210,489
824,597	8,572,874	6,599,265	6,500,508	36,888,770	36,745
504,441	—	13,537,841	9,208,521	16,699,521	—
10,001	—	156,616,858	126,492,408	131,872,439	—
—	102,416,033	19,264,241	—	34,827,471	—

Statements of Assets and Liabilities (Unaudited) (cont’d)
Neuberger Berman Equity Funds

	Large Cap Growth Fund**	Large Cap Value Fund	Mid Cap Growth Fund
	February 28, 2025	February 28, 2025	February 28, 2025
Shares Outstanding ($.001 par value; unlimited shares authorized)
Investor Class	64,544,396	31,747,730	32,051,204
Trust Class	1,583,949	1,777,506	1,428,884
Advisor Class	9,152	2,532,084	341,562
Institutional Class	15,996,841	119,177,566	29,335,281
Class A	1,015,876	3,881,885	2,089,661
Class C	861,451	4,380,828	355,953
Class R3	40,305	214,107	585,659
Class R6	3,117,962	13,331,113	42,549,618
Class E	—	3,914,052	—
Net Asset Value, offering and redemption price per share
Investor Class	$29.21	$47.28	$16.84
Trust Class	28.98	47.41	16.77
Advisor Class	28.27	47.42	16.59
Institutional Class	29.30	47.27	16.95
Class R3	28.34	47.20	16.50
Class R6	29.31	47.23	17.03
Class E	—	47.28	—
Net Asset Value and redemption price per share
Class A	$28.91	$47.39	$16.69
Offering Price per share
Class A‡	$30.67	$50.28	$17.71
Net Asset Value and offering price per share
Class C^	$27.28	$47.42	$16.15
†Securities on loan, at value:
Unaffiliated issuers	$—	$—	$17,723,984
*Cost of Investments:
(a) Unaffiliated issuers	$1,463,470,235	$7,316,828,821	$1,610,786,406
(b) Total cost of foreign currency	$—	$—	$—
(c) Premium received from option contracts written	$165,898	$—	$—

**	Consolidated financial statement, see Note A of the Notes to Financial Statements for additional information.
‡	On single retail sales of less than $50,000. On sales of $50,000 or more or in certain other circumstances described in the Fund's prospectus, offering price is reduced.
^	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See Notes to Financial Statements

Mid Cap Intrinsic Value Fund	Multi-Cap Opportunities Fund	Real Estate Fund	Small Cap Growth Fund	Sustainable Equity Fund	U.S. Equity Impact Fund
February 28, 2025	February 28, 2025	February 28, 2025	February 28, 2025	February 28, 2025	February 28, 2025

1,200,174	—	—	1,421,331	8,789,459	—
227,540	—	5,756,334	88,105	2,521,191	—
—	—	—	31,776	—	—
528,540	10,022,668	28,007,107	4,725,292	14,058,228	1,102,199
60,786	2,828,650	3,687,439	406,753	2,898,747	17,283
32,617	887,455	449,922	143,643	777,441	3,102
19,583	—	929,322	199,581	338,757	—
388	—	10,691,812	2,667,713	2,653,756	—
—	9,883,044	1,314,565	—	699,230	—

$25.81	$—	$—	$47.03	$49.80	$—
25.80	—	14.60	46.60	49.70	—
—	—	—	46.33	—	—
25.77	10.43	14.66	47.23	49.69	12.28
25.76	—	14.57	46.14	49.30	—
25.77	—	14.65	47.42	49.69	—
—	10.36	14.65	—	49.81	—

$25.80	$10.39	$14.60	$46.58	$49.58	$12.18

$27.37	$11.02	$15.49	$49.42	$52.60	$12.92

$25.28	$9.66	$14.67	$45.25	$47.45	$11.85

$—	$—	$—	$22,339,647	$—	$—

$43,174,316	$144,698,923	$733,486,009	$450,276,125	$727,183,797	$11,207,013
$—	$—	$—	$—	$333	$—
$—	$—	$—	$—	$—	$—

Statements of Operations (Unaudited)
Neuberger Berman Equity Funds
	Dividend Growth Fund	Emerging Markets Equity Fund	Equity Income Fund
	For the Six Months Ended February 28, 2025	For the Six Months Ended February 28, 2025	For the Six Months Ended February 28, 2025
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$774,368	$975,360	$12,443,107
Dividend income—affiliated issuers (Note F)	—	—	—
Interest and other income—unaffiliated issuers	33,232	130,785	199,865
Income from securities loaned—net	—	3,666	—
Tax reclaims (Note A)	—	—	1,243,377
Foreign taxes withheld	(8,841)	(148,568)	(102,918)
Total income	$798,759	$961,243	$13,783,431
Expenses:
Investment management fees (Note B)	255,485	996,410	2,406,827
Administration fees (Note B):
Investor Class	—	—	—
Trust Class	—	—	—
Advisor Class	—	—	—
Institutional Class	74,247	124,136	523,508
Class A	2,791	21,418	201,057
Class C	1,318	1,825	55,002
Class R3	—	765	1,050
Class R6	10	3,825	—
Distribution fees (Note B):
Trust Class	—	—	—
Advisor Class	—	—	—
Class A	2,684	20,594	193,324
Class C	5,070	7,022	211,545
Class R3	—	1,471	2,019
Shareholder servicing agent fees:
Investor Class	—	—	—
Trust Class	—	—	—
Advisor Class	—	—	—
Institutional Class	237	—	2,391
Class A	788	2,507	3,637
Class C	85	189	1,122
Class R3	—	365	123
Class R6	76	674	—
Class E	—	—	60
Audit fees	23,536	30,100	31,049
Custodian and accounting fees	23,169	97,814	53,381
Insurance	1,215	3,668	11,653
Legal fees	31,408	33,009	31,407
Registration and filing fees	32,548	40,512	38,076
Repayment to Management of expenses previously assumed by Management (Note B)	—	—	—
Shareholder reports	5,222	6,952	21,342
Trustees' fees and expenses	30,828	30,899	31,173
Miscellaneous and other fees (Note A)	8,449	84,693	23,338
Total expenses	499,166	1,508,848	3,843,084

See Notes to Financial Statements

Focus Fund	Genesis Fund	International Equity Fund	International Select Fund	International Small Cap Fund	Intrinsic Value Fund
For the Six Months Ended February 28, 2025	For the Six Months Ended February 28, 2025	For the Six Months Ended February 28, 2025	For the Six Months Ended February 28, 2025	For the Six Months Ended February 28, 2025	For the Six Months Ended February 28, 2025

$2,364,002	$39,527,062	$6,381,552	$1,166,082	$111,093	$4,001,081
—	8,791,237	—	—	—	—
306,284	2,529,171	168,555	65,215	7,389	357,727
6,734	—	34,470	6,856	2,457	—
—	—	—	—	—	—
(54,862)	(140,849)	(453,626)	(80,418)	(15,949)	—
$2,622,158	$50,706,621	$6,130,951	$1,157,735	$104,990	$4,358,808

1,922,475	34,684,965	4,209,711	515,735	27,401	4,705,216

871,256	2,275,715	91,500	—	—	—
67,911	2,006,592	44,375	10,174	—	—
1,916	190,075	—	—	—	—
17,833	2,009,377	639,209	124,637	2,377	814,040
3,626	—	13,109	5,097	513	54,632
337	—	3,705	822	179	21,841
—	—	—	2,091	—	—
—	1,196,128	11,453	2,527	686	28,205

16,978	—	—	2,543	—	—
1,198	118,797	—	—	—	—
3,487	—	12,605	4,902	493	52,531
1,294	—	14,248	3,163	688	84,003
—	—	—	4,021	—	—

133,232	396,278	31,499	—	—	—
1,316	3,138	1,359	3,310	—	—
1,179	2,713	—	—	—	—
235	6,969	1,661	368	100	6,963
289	—	1,320	321	223	3,063
128	—	363	187	60	652
—	—	—	230	—	—
—	6,953	733	83	126	1,573
—	60	60	—	—	—
27,978	31,228	29,541	27,820	24,060	26,164
46,843	376,983	100,833	42,624	22,915	60,957
8,586	125,805	13,159	2,074	47	15,617
31,407	33,708	31,525	31,407	31,407	31,408
48,949	77,957	48,426	61,076	34,352	38,705
778	—	—	—	—	—
9,929	186,966	17,406	10,169	1,116	63,192
31,081	37,840	31,234	30,856	30,787	31,319
40,003	164,455	62,762	21,792	10,088	25,433
3,290,244	43,932,702	5,411,796	908,029	187,618	6,065,514

Statements of Operations (Unaudited) (cont’d)
Neuberger Berman Equity Funds

	Dividend Growth Fund	Emerging Markets Equity Fund	Equity Income Fund
	For the Six Months Ended February 28, 2025	For the Six Months Ended February 28, 2025	For the Six Months Ended February 28, 2025
Expenses reimbursed by Management (Note B)	(134,606)	(239,231)	—
Fees waived (Note B)	—	(99,641)	(101,267)
Total net expenses	364,560	1,169,976	3,741,817
Net investment income/(loss)	$434,199	$(208,733)	$10,041,614

Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	1,342,747	8,479,854 *	33,624,251
Transactions in investment securities of affiliated issuers	—	—	—
Redemption in-kind	—	—	17,548,929
Settlement of foreign currency transactions	(154)	(229,047)	72,637
Expiration or closing of option contracts written	—	—	348,019
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	1,727,131	(5,901,367)**	(10,951,636)
Investment securities of affiliated issuers	—	—	—
Foreign currency translations	(3,211)	9,699	(19,256)
Option contracts written	—	—	147,215
Net gain/(loss) on investments	3,066,513	2,359,139	40,770,159
Net increase/(decrease) in net assets resulting from operations	$3,500,712	$2,150,406	$50,811,773

*	Net of foreign capital gains tax of $1,087,040 for Emerging Markets Equity.
**	Change in accrued foreign capital gains tax amounted to $2,596,172 for Emerging Markets Equity.
See Notes to Financial Statements

Focus Fund	Genesis Fund	International Equity Fund	International Select Fund	International Small Cap Fund	Intrinsic Value Fund
For the Six Months Ended February 28, 2025	For the Six Months Ended February 28, 2025	For the Six Months Ended February 28, 2025	For the Six Months Ended February 28, 2025	For the Six Months Ended February 28, 2025	For the Six Months Ended February 28, 2025
(260)	—	(99,193)	(136,381)	(153,548)	—
—	(559,541)	(900,228)	—	—	—
3,289,984	43,373,161	4,412,375	771,648	34,070	6,065,514
$(667,826)	$7,333,460	$1,718,576	$386,087	$70,920	$(1,706,706)

22,279,839	495,114,369	34,623,307	2,983,721	(40,463)	76,615,113
—	(71,146)	—	—	—	(20,674,341)
—	143,780,947	—	—	—	—
(31,840)	(3,466)	(218,357)	(11,728)	390	—
—	—	—	—	—	—

35,587,929	(1,143,800,969)	(57,685,115)	(4,365,380)	(738,066)	(76,289,872)
—	23,100,815	—	—	—	26,958,998
(68,145)	—	(321,021)	(51,669)	(3,772)	—
—	—	—	—	—	—
57,767,783	(481,879,450)	(23,601,186)	(1,445,056)	(781,911)	6,609,898
$57,099,957	$(474,545,990)	$(21,882,610)	$(1,058,969)	$(710,991)	$4,903,192

Statements of Operations (Unaudited) (cont’d)
Neuberger Berman Equity Funds

	Large Cap Growth Fund**	Large Cap Value Fund	Mid Cap Growth Fund
	For the Six Months Ended February 28, 2025	For the Six Months Ended February 28, 2025	For the Six Months Ended February 28, 2025
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$8,415,318	$102,808,729	$4,132,270
Interest and other income—unaffiliated issuers	132,712	5,065,311	866,142
Income from securities loaned—net	9,669	17,741	18,127
Foreign taxes withheld	(60,184)	(199,247)	(872)
Total income	$8,497,515	$107,692,534	$5,015,667
Expenses:
Investment management fees (Note B)	5,962,120	18,700,192	4,433,193
Administration fees (Note B):
Investor Class	2,453,514	1,958,999	728,084
Trust Class	95,598	174,957	49,739
Advisor Class	504	244,385	11,888
Institutional Class	404,802	4,442,703	380,055
Class A	36,635	218,278	45,814
Class C	31,023	278,070	7,973
Class R3	1,847	12,403	12,111
Class R6	10,943	160,817	176,135
Distribution fees (Note B):
Trust Class	23,900	43,739	—
Advisor Class	315	152,741	7,430
Class A	35,225	209,883	44,052
Class C	119,320	1,069,498	30,664
Class R3	3,552	23,852	23,291
Shareholder servicing agent fees:
Investor Class	351,962	303,171	137,719
Trust Class	1,470	1,795	1,317
Advisor Class	1,117	1,746	262
Institutional Class	1,463	12,077	2,607
Class A	1,398	16,305	1,981
Class C	280	6,376	448
Class R3	209	1,373	863
Class R6	403	7,348	6,052
Class E	—	60	—
Audit fees	30,578	28,628	26,908
Blocker administration fees	1,256	—	—
Custodian and accounting fees	107,899	332,383	76,865
Insurance	29,975	120,098	21,530
Legal fees	34,130	31,658	46,357
Registration and filing fees	75,719	102,506	67,954
Repayment to Management of expenses previously assumed by Management (Note B)	1,230	—	—
Shareholder reports	29,062	293,702	51,850
Trustees' fees and expenses	31,832	37,703	31,496
Miscellaneous and other fees (Note A)	77,900	145,000	33,139
Total expenses	9,957,181	29,132,446	6,457,777

See Notes to Financial Statements

Mid Cap Intrinsic Value Fund	Multi-Cap Opportunities Fund	Real Estate Fund	Small Cap Growth Fund	Sustainable Equity Fund	U.S. Equity Impact Fund
For the Six Months Ended February 28, 2025	For the Six Months Ended February 28, 2025	For the Six Months Ended February 28, 2025	For the Six Months Ended February 28, 2025	For the Six Months Ended February 28, 2025	For the Six Months Ended February 28, 2025

$394,038	$1,306,874	$10,175,156	$783,101	$6,327,187	$70,291
6,364	42,445	266,431	327,250	111,983	6,869
—	—	—	31,950	—	—
(368)	(5,829)	—	(20)	—	(2,067)
$400,034	$1,343,490	$10,441,587	$1,142,281	$6,439,170	$75,093

155,715	756,389	2,993,961	1,888,023	3,833,756	49,123

42,967	—	—	94,872	558,198	—
12,179	—	173,036	8,975	271,054	—
—	—	—	3,685	—	—
10,881	83,530	307,159	162,165	496,752	10,316
2,028	40,057	72,197	26,912	182,566	315
1,122	12,485	9,124	8,437	48,750	49
703	—	18,185	13,158	21,444	—
2	—	39,226	30,917	29,705	—

3,045	—	43,259	2,244	67,763	—
—	—	—	2,303	—	—
1,950	38,516	69,420	25,876	175,544	303
4,315	48,022	35,091	32,450	187,501	187
1,352	—	34,972	25,304	41,238	—

13,545	—	—	31,332	133,373	—
1,669	—	9,354	1,294	2,133	—
—	—	—	1,253	—	—
296	1,763	2,970	1,784	2,699	74
420	2,274	3,349	3,857	3,547	218
173	565	924	248	1,208	67
226	—	1,750	1,201	778	—
68	—	5,226	2,390	3,352	—
—	60	60	—	57	—
22,942	23,710	27,730	24,403	29,136	23,163
—	—	—	—	—	—
25,094	25,524	51,426	33,834	73,387	19,451
700	3,125	8,729	4,299	18,889	162
34,297	31,407	32,654	33,142	41,453	34,166
55,256	25,336	56,525	76,226	62,320	24,079
—	—	—	—	—	—
7,864	5,124	41,116	26,147	68,533	3,042
30,809	30,891	31,092	30,941	31,417	30,791
8,259	8,796	17,395	12,536	40,420	5,132
437,877	1,137,574	4,085,930	2,610,208	6,426,973	200,638

Statements of Operations (Unaudited) (cont’d)
Neuberger Berman Equity Funds

	Large Cap Growth Fund**	Large Cap Value Fund	Mid Cap Growth Fund
	For the Six Months Ended February 28, 2025	For the Six Months Ended February 28, 2025	For the Six Months Ended February 28, 2025
Expenses reimbursed by Management (Note B)	(669)	—	—
Fees waived (Note B)	—	(379,233)	—
Total net expenses	9,956,512	28,753,213	6,457,777
Net investment income/(loss)	$(1,458,997)	$78,939,321	$(1,442,110)

Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	178,162,501	531,796,158	195,634,435
Redemption in-kind	—	2,958,189	—
Settlement of foreign currency transactions	—	—	(5)
Expiration or closing of option contracts written	53,298	—	—
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	(10,028,325)	(429,094,848)	(54,229,836)
Foreign currency translations	—	—	—
Option contracts written	11,898	—	—
Net gain/(loss) on investments	168,199,372	105,659,499	141,404,594
Net increase/(decrease) in net assets resulting from operations	$166,740,375	$184,598,820	$139,962,484

**	Consolidated financial statement, see Note A of the Notes to Financial Statements for additional information.
See Notes to Financial Statements

Mid Cap Intrinsic Value Fund	Multi-Cap Opportunities Fund	Real Estate Fund	Small Cap Growth Fund	Sustainable Equity Fund	U.S. Equity Impact Fund
For the Six Months Ended February 28, 2025	For the Six Months Ended February 28, 2025	For the Six Months Ended February 28, 2025	For the Six Months Ended February 28, 2025	For the Six Months Ended February 28, 2025	For the Six Months Ended February 28, 2025
(158,529)	—	(709,406)	(456,325)	—	(136,627)
—	(301,752)	(75,936)	—	(73,996)	—
279,348	835,822	3,300,588	2,153,883	6,352,977	64,011
$120,686	$507,668	$7,140,999	$(1,011,602)	$86,193	$11,082

3,029,296	10,690,531	29,473,837	21,375,848	55,512,976	224,626
—	20,267,444	—	—	—	—
—	—	—	—	9,626	(15)
—	—	—	—	—	—

(3,171,707)	(22,595,375)	(36,838,527)	(50,574,146)	71,646,380	(551,948)
—	—	—	—	(109,615)	—
—	—	—	—	—	—
(142,411)	8,362,600	(7,364,690)	(29,198,298)	127,059,367	(327,337)
$(21,725)	$8,870,268	$(223,691)	$(30,209,900)	$127,145,560	$(316,255)

Statements of Changes in Net Assets
Neuberger Berman Equity Funds
	Dividend Growth Fund		Emerging Markets Equity Fund
	Six Months Ended	Fiscal Year Ended	Six Months Ended	Fiscal Year Ended
	February 28, 2025 (Unaudited)	August 31, 2024	February 28, 2025 (Unaudited)	August 31, 2024
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$434,199	$946,416	$(208,733)	$3,115,954
Net realized gain/(loss) on investments	1,342,593	2,710,115	8,250,807	37,919,778
Change in net unrealized appreciation/(depreciation) of investments	1,723,920	14,088,678	(5,891,668)	(1,601,956)
Net increase/(decrease) in net assets resulting from operations	3,500,712	17,745,209	2,150,406	39,433,776
Distributions to Shareholders From (Note A):
Distributable earnings:
Investor Class	—	—	—	—
Trust Class	—	—	—	—
Advisor Class	—	—	—	—
Institutional Class	(2,581,120)	(2,444,477)	(227,378)	(3,876,201)
Class A	(48,426)	(47,156)	—	(230,896)
Class C	(17,577)	(17,421)	—	(8,949)
Class R3	—	—	—	(5,286)
Class R6	(1,125)	(1,920)	(39,667)	(812,972)
Class E	—	—	—	—
Total distributions to shareholders	(2,648,248)	(2,510,974)	(267,045)	(4,934,304)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Investor Class	—	—	—	—
Trust Class	—	—	—	—
Advisor Class	—	—	—	—
Institutional Class	1,781,936	11,602,170	9,069,113	41,017,325
Class A	166,769	217,472	1,130,502	3,435,711
Class C	5,400	21,748	37,435	192,102
Class R3	—	—	40,561	103,855
Class R6	—	—	710,990	1,801,844
Class E	—	—	—	—
Proceeds from reinvestment of dividends and distributions:
Investor Class	—	—	—	—
Trust Class	—	—	—	—
Advisor Class	—	—	—	—
Institutional Class	2,581,120	2,444,477	141,451	1,400,176
Class A	46,550	45,528	—	139,167
Class C	17,361	17,222	—	5,534
Class R3	—	—	—	4,427
Class R6	837	775	39,492	812,167
Class E	—	—	—	—

See Notes to Financial Statements

Equity Income Fund		Focus Fund		Genesis Fund		International Equity Fund
Six Months Ended	Fiscal Year Ended	Six Months Ended	Fiscal Year Ended	Six Months Ended	Fiscal Year Ended	Six Months Ended	Fiscal Year Ended
February 28, 2025 (Unaudited)	August 31, 2024	February 28, 2025 (Unaudited)	August 31, 2024	February 28, 2025 (Unaudited)	August 31, 2024	February 28, 2025 (Unaudited)	August 31, 2024

$10,041,614	$19,452,787	$(667,826)	$2,465,914	$7,333,460	$18,298,469	$1,718,576	$20,479,335
51,593,836	39,741,980	22,247,999	30,195,548	638,820,704	672,603,578	34,404,950	20,129,969
(10,823,677)	93,714,340	35,519,784	122,722,324	(1,120,700,154)	728,851,674	(58,006,136)	159,640,349
50,811,773	152,909,107	57,099,957	155,383,786	(474,545,990)	1,419,753,721	(21,882,610)	200,249,653

—	—	(1,277,959)	(3,443,518)	(36,138,911)	(49,894,093)	(2,799,006)	(1,645,070)
—	—	(26,363)	(118,742)	(20,741,001)	(30,824,987)	(873,581)	(490,803)
—	—	(733)	(1,063)	(2,008,035)	(2,964,451)	—	—
(39,527,727)	(39,502,484)	(73,407)	(143,425)	(55,317,782)	(78,199,113)	(35,886,819)	(21,478,209)
(8,468,443)	(8,642,694)	(2,192)	(10,073)	—	—	(380,272)	(248,465)
(2,157,820)	(2,276,877)	(210)	—	—	—	(80,002)	(38,373)
(44,010)	(33,982)	—	—	—	—	—	—
—	—	—	—	(101,762,962)	(149,634,166)	(2,076,997)	(1,124,340)
(2,309,237)	(2,246,354)	—	—	(4,319,474)	(5,752,804)	(1,808,653)	(1,232,673)
(52,507,237)	(52,702,391)	(1,380,864)	(3,716,821)	(220,288,165)	(317,269,614)	(43,905,330)	(26,257,933)

—	—	832,050	2,507,942	50,513,223	110,826,450	704,797	1,191,419
—	—	146,067	408,563	30,753,334	71,416,820	1,106,263	938,886
—	—	60,998	176,448	6,108,016	11,674,599	—	—
65,779,299	66,784,131	3,984,621	4,198,046	635,152,263	1,060,029,181	33,637,882	63,767,537
7,196,253	11,146,132	250,436	65,271	—	—	868,025	1,797,901
354,388	1,044,750	7	5,000	—	—	143,330	86,035
90,481	253,979	—	—	—	—	—	—
—	—	—	—	263,837,635	533,685,586	6,661,483	10,806,209
1,728,059	2,675,275	—	—	10,030,984	14,760,530	2,064,485	3,038,533

—	—	1,162,907	3,131,472	34,925,102	48,128,651	2,618,201	1,524,207
—	—	26,255	118,198	20,511,834	30,668,011	742,523	423,961
—	—	733	1,063	1,972,572	2,922,490	—	—
36,733,170	36,187,274	72,209	141,625	49,955,352	69,723,365	28,449,873	17,066,346
6,275,756	6,456,141	2,085	9,639	—	—	289,139	168,637
2,052,429	2,159,205	192	—	—	—	65,362	27,034
44,010	33,982	—	—	—	—	—	—
—	—	—	—	100,282,675	148,996,818	2,076,996	1,123,902
2,309,237	2,246,353	—	—	4,319,475	5,752,804	1,808,654	1,232,673

Statements of Changes in Net Assets (cont’d)
Neuberger Berman Equity Funds

	Dividend Growth Fund		Emerging Markets Equity Fund
	Six Months Ended	Fiscal Year Ended	Six Months Ended	Fiscal Year Ended
	February 28, 2025 (Unaudited)	August 31, 2024	February 28, 2025 (Unaudited)	August 31, 2024
Payments for shares redeemed:
Investor Class	$—	$—	$—	$—
Trust Class	—	—	—	—
Advisor Class	—	—	—	—
Institutional Class	(8,325,740)	(9,534,373)	(28,249,372)	(351,420,229)
Class A	(381,507)	(203,635)	(6,630,094)	(7,241,920)
Class C	(124,007)	(220,729)	(307,255)	(863,663)
Class R3	—	—	(15,792)	(217,481)
Class R6	(32,429)	(31,362)	(780,904)	(103,679,736)
Class E	—	—	—	—
Net increase/(decrease) from Fund share transactions	(4,263,710)	4,359,293	(24,813,873)	(414,510,721)
Net Increase/(Decrease) in Net Assets	(3,411,246)	19,593,528	(22,930,512)	(380,011,249)
Net Assets:
Beginning of period	104,903,604	85,310,076	210,224,919	590,236,168
End of period	$101,492,358	$104,903,604	$187,294,407	$210,224,919
See Notes to Financial Statements

Equity Income Fund		Focus Fund		Genesis Fund		International Equity Fund
Six Months Ended	Fiscal Year Ended	Six Months Ended	Fiscal Year Ended	Six Months Ended	Fiscal Year Ended	Six Months Ended	Fiscal Year Ended
February 28, 2025 (Unaudited)	August 31, 2024	February 28, 2025 (Unaudited)	August 31, 2024	February 28, 2025 (Unaudited)	August 31, 2024	February 28, 2025 (Unaudited)	August 31, 2024

$—	$—	$(29,627,303)	$(52,978,119)	$(132,354,772)	$(215,779,566)	$(3,779,074)	$(9,905,889)
—	—	(2,466,825)	(4,590,862)	(92,434,948)	(215,069,527)	(1,529,028)	(3,435,072)
—	—	(83,399)	(395,445)	(15,069,257)	(24,157,166)	—	—
(108,139,542)	(179,805,904)	(1,950,067)	(5,195,246)	(692,279,777)	(1,271,698,434)	(63,953,198)	(174,355,206)
(15,267,878)	(33,821,347)	(325,490)	(627,275)	—	—	(2,844,127)	(3,376,206)
(5,506,936)	(16,052,742)	(27,413)	(31,168)	—	—	(919,051)	(1,546,726)
(3,242)	(207,300)	—	—	—	—	—	—
—	—	—	—	(326,407,878)	(960,595,809)	(8,831,007)	(10,940,871)
(1,280,537)	(2,646,219)	—	—	(7,630,920)	(15,685,473)	(2,394,155)	(3,425,009)
(7,635,053)	(103,546,290)	(27,941,937)	(53,054,848)	(57,815,087)	(594,400,670)	(3,012,627)	(103,791,699)
(9,330,517)	(3,339,574)	27,777,156	98,612,117	(752,649,242)	508,083,437	(68,800,567)	70,200,021

951,349,883	954,689,457	719,225,857	620,613,740	10,556,129,386	10,048,045,949	1,124,004,319	1,053,804,298
$942,019,366	$951,349,883	$747,003,013	$719,225,857	$9,803,480,144	$10,556,129,386	$1,055,203,752	$1,124,004,319

Statements of Changes in Net Assets (cont’d)
Neuberger Berman Equity Funds

	International Select Fund		International Small Cap Fund
	Six Months Ended	Fiscal Year Ended	Six Months Ended	Fiscal Year Ended
	February 28, 2025 (Unaudited)	August 31, 2024	February 28, 2025 (Unaudited)	August 31, 2024
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$386,087	$2,443,435	$70,920	$47,076
Net realized gain/(loss) on investments	2,971,993	3,365,720	(40,073)	(188,598)
Change in net unrealized appreciation/(depreciation) of investments	(4,417,049)	24,088,599	(741,838)	842,472
Net increase/(decrease) in net assets resulting from operations	(1,058,969)	29,897,754	(710,991)	700,950
Distributions to Shareholders From (Note A):
Distributable earnings:
Investor Class	—	—	—	—
Trust Class	(141,441)	(123,832)	—	—
Advisor Class	—	—	—	—
Institutional Class	(5,346,423)	(4,021,647)	(47,310)	(48,432)
Class A	(110,746)	(99,168)	(4,201)	(4,512)
Class C	(12,683)	(12,987)	(274)	(874)
Class R3	(44,518)	(33,943)	—	—
Class R6	(378,012)	(3,828)	(50,420)	(5,483)
Class E	—	—	—	—
Total distributions to shareholders	(6,033,823)	(4,295,405)	(102,205)	(59,301)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Investor Class	—	—	—	—
Trust Class	63,021	37,829	—	—
Advisor Class	—	—	—	—
Institutional Class	25,599,204	23,312,072	110,289	189,790
Class A	213,367	565,639	438,656	18,292
Class C	2,270	162,007	—	7,750
Class R3	435,978	199,493	—	—
Class R6	12,012,397	13,181	3,119,905	17,685
Class E	—	—	—	—
Proceeds from reinvestment of dividends and distributions:
Investor Class	—	—	—	—
Trust Class	134,086	117,631	—	—
Advisor Class	—	—	—	—
Institutional Class	5,248,075	3,958,996	47,310	48,432
Class A	57,919	50,411	2,727	2,724
Class C	11,414	11,363	—	—
Class R3	44,518	33,942	—	—
Class R6	373,646	179	46,027	921
Class E	—	—	—	—

See Notes to Financial Statements

Intrinsic Value Fund		Large Cap Growth Fund**		Large Cap Value Fund		Mid Cap Growth Fund
Six Months Ended	Fiscal Year Ended	Six Months Ended	Fiscal Year Ended	Six Months Ended	Fiscal Year Ended	Six Months Ended	Fiscal Year Ended
February 28, 2025 (Unaudited)	August 31, 2024	February 28, 2025 (Unaudited)	August 31, 2024	February 28, 2025 (Unaudited)	August 31, 2024	February 28, 2025 (Unaudited)	August 31, 2024

$(1,706,706)	$(2,595,324)	$(1,458,997)	$1,653,433	$78,939,321	$227,244,903	$(1,442,110)	$(2,100,312)
55,940,772	(9,902,882)	178,215,799	131,746,658	534,754,347	(100,781,178)	195,634,430	173,205,198
(49,330,874)	129,983,904	(10,016,427)	381,451,876	(429,094,848)	1,109,639,892	(54,229,836)	124,402,140
4,903,192	117,485,698	166,740,375	514,851,967	184,598,820	1,236,103,617	139,962,484	295,507,026

—	—	(109,141,216)	(68,657,370)	(31,339,603)	(36,302,389)	(50,387,772)	(14,911,568)
—	—	(2,744,727)	(1,745,237)	(1,560,160)	(2,339,486)	(2,245,366)	(1,024,271)
—	—	(14,693)	(8,195)	(2,032,699)	(2,612,623)	(491,295)	(223,857)
(9,891,389)	(3,376,623)	(30,462,550)	(21,249,627)	(128,790,398)	(203,540,349)	(45,480,355)	(13,321,973)
(390,104)	(239,897)	(1,632,872)	(1,056,552)	(2,908,213)	(4,231,873)	(3,300,640)	(904,971)
(164,757)	(49,049)	(1,428,671)	(567,904)	(2,203,766)	(3,438,455)	(566,910)	(168,564)
—	—	(89,451)	(62,413)	(150,556)	(228,465)	(810,215)	(258,289)
(989,636)	(294,518)	(5,041,160)	(147,567)	(14,478,826)	(17,990,243)	(62,158,269)	(17,751,428)
—	—	—	—	(5,002,818)	(4,949,289)	—	—
(11,435,886)	(3,960,087)	(150,555,340)	(93,494,865)	(188,467,039)	(275,633,172)	(165,440,822)	(48,564,921)

—	—	6,708,469	17,167,716	9,919,386	34,172,692	1,555,823	2,301,323
—	—	776,767	1,815,990	2,439,865	5,216,170	2,013,535	1,628,460
—	—	9,815	54,985	3,720,423	9,675,147	1,349,715	2,106,984
120,063,741	380,272,907	77,666,172	269,731,559	487,615,035	1,839,837,968	52,727,698	78,012,798
4,152,922	27,052,120	3,306,799	12,337,888	34,193,315	33,489,309	6,025,263	6,349,379
1,042,402	2,603,952	1,504,390	14,692,004	7,922,128	21,961,214	235,121	535,615
—	—	55,653	924,655	1,229,075	2,472,082	1,976,291	1,282,921
3,448,008	11,268,996	91,375,461	6,054,338	54,529,481	364,547,855	125,672,722	141,962,252
—	—	—	—	3,954,287	7,764,749	—	—

—	—	102,421,830	64,167,383	29,874,993	34,543,863	47,705,935	14,221,284
—	—	2,724,100	1,733,299	1,499,398	2,247,216	2,229,413	1,020,835
—	—	14,693	8,195	1,917,911	2,440,398	405,126	156,148
8,498,828	3,082,985	30,352,322	21,203,090	113,049,277	182,159,405	45,017,955	13,176,152
317,084	215,934	1,303,652	909,329	1,954,642	2,679,395	2,840,767	840,108
137,881	40,121	1,428,671	567,904	1,765,171	2,735,348	561,250	167,082
—	—	88,694	61,965	148,694	226,435	781,886	250,812
970,088	289,535	5,040,486	145,855	12,814,944	14,534,393	59,232,626	16,897,827
—	—	—	—	5,002,818	4,949,289	—	—

Statements of Changes in Net Assets (cont’d)
Neuberger Berman Equity Funds

	International Select Fund		International Small Cap Fund
	Six Months Ended	Fiscal Year Ended	Six Months Ended	Fiscal Year Ended
	February 28, 2025 (Unaudited)	August 31, 2024	February 28, 2025 (Unaudited)	August 31, 2024
Payments for shares redeemed:
Investor Class	$—	$—	$—	$—
Trust Class	(275,590)	(376,010)	—	—
Advisor Class	—	—	—	—
Institutional Class	(9,444,125)	(28,166,686)	(82,318)	(146,722)
Class A	(497,830)	(841,029)	(310,174)	(12,793)
Class C	(69,579)	(249,958)	—	—
Class R3	(327,695)	(230,886)	—	—
Class R6	(19,150)	(14,945)	(12,388)	(23,342)
Class E	—	—	—	—
Net increase/(decrease) from Fund share transactions	33,561,926	(1,416,771)	3,360,034	102,737
Net Increase/(Decrease) in Net Assets	26,469,134	24,185,578	2,546,838	744,386
Net Assets:
Beginning of period	172,603,821	148,418,243	4,210,965	3,466,579
End of period	$199,072,955	$172,603,821	$6,757,803	$4,210,965

**	Consolidated financial statement, see Note A of the Notes to Financial Statements for additional information.
See Notes to Financial Statements

Intrinsic Value Fund		Large Cap Growth Fund**		Large Cap Value Fund		Mid Cap Growth Fund
Six Months Ended	Fiscal Year Ended	Six Months Ended	Fiscal Year Ended	Six Months Ended	Fiscal Year Ended	Six Months Ended	Fiscal Year Ended
February 28, 2025 (Unaudited)	August 31, 2024	February 28, 2025 (Unaudited)	August 31, 2024	February 28, 2025 (Unaudited)	August 31, 2024	February 28, 2025 (Unaudited)	August 31, 2024

$—	$—	$(69,006,314)	$(122,303,688)	$(84,398,750)	$(256,484,015)	$(22,663,348)	$(38,583,428)
—	—	(5,908,158)	(4,422,469)	(11,090,799)	(45,224,161)	(3,165,590)	(20,132,446)
—	—	(12,781)	(45,648)	(16,018,846)	(30,265,305)	(1,797,437)	(4,392,215)
(203,428,982)	(726,652,370)	(219,802,773)	(231,586,066)	(1,237,474,217)	(5,666,844,418)	(59,518,306)	(148,438,994)
(8,329,264)	(63,871,728)	(1,996,619)	(14,841,048)	(18,866,056)	(104,676,091)	(5,080,300)	(7,129,358)
(2,397,353)	(5,954,392)	(2,706,358)	(6,856,374)	(27,722,345)	(93,135,982)	(753,306)	(1,649,633)
—	—	(527,065)	(840,133)	(597,346)	(5,880,252)	(1,056,285)	(2,949,129)
(13,501,419)	(11,921,333)	(6,465,226)	(4,537,824)	(111,592,286)	(337,556,266)	(84,807,732)	(159,882,803)
—	—	—	—	(3,419,413)	(10,364,969)	—	—
(89,026,064)	(383,573,273)	18,352,680	26,142,905	(737,629,215)	(3,984,778,531)	171,488,822	(102,248,026)
(95,558,758)	(270,047,662)	34,537,715	447,500,007	(741,497,434)	(3,024,308,086)	146,010,484	144,694,079

1,280,520,287	1,550,567,949	2,510,860,740	2,063,360,733	9,296,737,542	12,321,045,628	1,695,593,799	1,550,899,720
$1,184,961,529	$1,280,520,287	$2,545,398,455	$2,510,860,740	$8,555,240,108	$9,296,737,542	$1,841,604,283	$1,695,593,799

Statements of Changes in Net Assets (cont’d)
Neuberger Berman Equity Funds

	Mid Cap Intrinsic Value Fund		Multi-Cap Opportunities Fund
	Six Months Ended	Fiscal Year Ended	Six Months Ended	Fiscal Year Ended
	February 28, 2025 (Unaudited)	August 31, 2024	February 28, 2025 (Unaudited)	August 31, 2024
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$120,686	$328,176	$507,668	$1,053,605
Net realized gain/(loss) on investments	3,029,296	2,261,453	30,957,975	47,169,412
Change in net unrealized appreciation/(depreciation) of investments	(3,171,707)	4,930,116	(22,595,375)	6,680,340
Net increase/(decrease) in net assets resulting from operations	(21,725)	7,519,745	8,870,268	54,903,357
Distributions to Shareholders From (Note A):
Distributable earnings:
Investor Class	(1,938,298)	(633,193)	—	—
Trust Class	(341,406)	(103,277)	—	—
Advisor Class	—	—	—	—
Institutional Class	(867,681)	(301,094)	(3,107,546)	(21,534,057)
Class A	(87,158)	(24,833)	(841,962)	(5,739,309)
Class C	(46,488)	(11,462)	(276,065)	(2,194,052)
Class R3	(28,919)	(6,474)	—	—
Class R6	(652)	(664)	—	—
Class E	—	—	(3,635,967)	(16,174,102)
Total distributions to shareholders	(3,310,602)	(1,080,997)	(7,861,540)	(45,641,520)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Investor Class	205,328	1,152,262	—	—
Trust Class	37,496	66,414	—	—
Advisor Class	—	—	—	—
Institutional Class	540,908	5,488,949	31,377,132	66,909,099
Class A	93,834	540,230	2,140,246	3,345,480
Class C	6,949	93,533	233,901	843,649
Class R3	17,276	125,613	—	—
Class R6	—	—	—	—
Class E	—	—	2,737,922	3,642,472
Proceeds from reinvestment of dividends and distributions:
Investor Class	1,809,889	592,032	—	—
Trust Class	335,044	101,474	—	—
Advisor Class	—	—	—	—
Institutional Class	864,983	300,240	2,380,421	17,133,845
Class A	74,857	21,421	765,995	5,219,305
Class C	46,488	11,462	265,234	2,057,171
Class R3	28,333	6,057	—	—
Class R6	—	—	—	—
Class E	—	—	3,635,966	16,174,101

See Notes to Financial Statements

Real Estate Fund		Small Cap Growth Fund		Sustainable Equity Fund		U.S. Equity Impact Fund
Six Months Ended	Fiscal Year Ended	Six Months Ended	Fiscal Year Ended	Six Months Ended	Fiscal Year Ended	Six Months Ended	Fiscal Year Ended
February 28, 2025 (Unaudited)	August 31, 2024	February 28, 2025 (Unaudited)	August 31, 2024	February 28, 2025 (Unaudited)	August 31, 2024	February 28, 2025 (Unaudited)	August 31, 2024

$7,140,999	$17,403,659	$(1,011,602)	$(1,547,001)	$86,193	$1,240,823	$11,082	$33,921
29,473,837	(26,240,863)	21,375,848	39,820,317	55,522,602	124,191,459	224,611	163,338
(36,838,527)	155,199,767	(50,574,146)	55,272,374	71,536,765	269,456,127	(551,948)	2,678,277
(223,691)	146,362,563	(30,209,900)	93,545,690	127,145,560	394,888,409	(316,255)	2,875,536

—	—	(329,502)	—	(24,225,903)	(34,091,548)	—	—
(736,148)	(1,904,526)	(20,679)	—	(7,753,674)	(10,171,390)	—	—
—	—	(9,047)	—	—	—	—	—
(3,825,266)	(9,383,597)	(982,572)	—	(37,868,029)	(51,244,168)	(30,247)	(36,860)
(424,546)	(1,113,518)	(92,932)	—	(7,954,924)	(13,554,173)	—	(147)
(23,491)	(88,987)	(29,772)	—	(2,194,886)	(3,120,885)	—	—
(88,584)	(232,595)	(47,701)	—	(921,653)	(1,457,345)	—	—
(1,557,892)	(3,638,799)	(570,241)	—	(6,686,397)	(11,017,419)	—	—
(252,771)	(516,522)	—	—	(1,868,877)	(1,920,738)	—	—
(6,908,698)	(16,878,544)	(2,082,446)	—	(89,474,343)	(126,577,666)	(30,247)	(37,007)

—	—	2,810,049	1,208,656	7,225,353	23,658,854	—	—
1,050,274	3,518,069	149,862	66,255	5,133,713	11,768,613	—	—
—	—	447,471	187,985	—	—	—	—
58,161,918	161,085,953	81,854,350	63,393,448	87,258,309	70,082,882	76,358	203,689
3,623,847	9,757,462	2,986,167	4,097,199	8,740,025	21,232,979	3,380	96,223
257,307	350,197	1,509,815	1,445,019	1,911,093	2,127,841	—	—
735,706	2,323,670	1,506,175	2,795,339	1,500,517	2,434,562	—	—
17,147,045	27,543,531	53,100,451	28,703,703	26,759,545	42,022,342	—	—
1,271,112	2,259,282	—	—	6,575,668	23,425,641	—	—

—	—	319,707	—	23,413,579	33,084,898	—	—
728,394	1,885,751	19,660	—	7,704,584	10,115,819	—	—
—	—	9,046	—	—	—	—	—
3,608,611	8,759,264	981,790	—	32,809,169	45,147,081	30,247	36,859
348,604	922,100	89,304	—	6,937,483	12,239,447	—	100
21,278	80,623	29,628	—	2,017,420	2,823,701	—	—
88,557	232,532	47,359	—	915,559	1,449,944	—	—
1,538,220	3,591,656	570,110	—	6,544,319	10,897,099	—	—
252,771	516,522	—	—	1,868,877	1,920,739	—	—

Statements of Changes in Net Assets (cont’d)
Neuberger Berman Equity Funds

	Mid Cap Intrinsic Value Fund		Multi-Cap Opportunities Fund
	Six Months Ended	Fiscal Year Ended	Six Months Ended	Fiscal Year Ended
	February 28, 2025 (Unaudited)	August 31, 2024	February 28, 2025 (Unaudited)	August 31, 2024
Payments for shares redeemed:
Investor Class	$(2,448,088)	$(4,597,662)	$—	$—
Trust Class	(298,048)	(679,150)	—	—
Advisor Class	—	—	—	—
Institutional Class	(1,446,380)	(7,035,242)	(42,902,963)	(101,612,063)
Class A	(51,221)	(352,400)	(4,662,271)	(11,785,359)
Class C	(38,903)	(190,936)	(2,311,012)	(4,609,102)
Class R3	(61,825)	(72,224)	—	—
Class R6	—	(22,049)	—	—
Class E	—	—	(1,776,366)	(7,953,057)
Net increase/(decrease) from Fund share transactions	(283,080)	(4,449,976)	(8,115,795)	(10,634,459)
Net Increase/(Decrease) in Net Assets	(3,615,407)	1,988,772	(7,107,067)	(1,372,622)
Net Assets:
Beginning of period	56,999,028	55,010,256	252,051,550	253,424,172
End of period	$53,383,621	$56,999,028	$244,944,483	$252,051,550
See Notes to Financial Statements

Real Estate Fund		Small Cap Growth Fund		Sustainable Equity Fund		U.S. Equity Impact Fund
Six Months Ended	Fiscal Year Ended	Six Months Ended	Fiscal Year Ended	Six Months Ended	Fiscal Year Ended	Six Months Ended	Fiscal Year Ended
February 28, 2025 (Unaudited)	August 31, 2024	February 28, 2025 (Unaudited)	August 31, 2024	February 28, 2025 (Unaudited)	August 31, 2024	February 28, 2025 (Unaudited)	August 31, 2024

$—	$—	$(3,345,418)	$(6,478,161)	$(24,653,683)	$(64,093,613)	$—	$—
(9,088,990)	(20,798,797)	(189,326)	(197,903)	(27,643,733)	(17,300,821)	—	—
—	—	(669,696)	(804,432)	—	—	—	—
(70,087,662)	(267,479,365)	(38,133,140)	(67,140,086)	(82,630,826)	(142,145,849)	(77,114)	(106,910)
(7,935,323)	(21,035,245)	(3,979,246)	(4,848,569)	(12,946,669)	(67,381,423)	(33,711)	(51,975)
(1,250,386)	(2,115,108)	(802,867)	(795,137)	(5,020,682)	(7,636,356)	—	—
(2,272,940)	(3,525,421)	(2,189,218)	(2,947,049)	(3,283,599)	(5,676,745)	—	—
(21,714,636)	(49,651,744)	(21,266,025)	(39,038,075)	(17,996,550)	(71,449,377)	—	—
(1,416,953)	(2,551,014)	—	—	(1,142,928)	(2,228,574)	—	—
(24,933,246)	(144,330,082)	75,856,008	(20,351,808)	51,996,543	(63,480,316)	(840)	177,986
(32,065,635)	(14,846,063)	43,563,662	73,193,882	89,667,760	204,830,427	(347,342)	3,016,515

776,537,593	791,383,656	413,188,339	339,994,457	1,535,917,187	1,331,086,760	14,134,936	11,118,421
$744,471,958	$776,537,593	$456,752,001	$413,188,339	$1,625,584,947	$1,535,917,187	$13,787,594	$14,134,936

Notes to Financial Statements Equity Fundsß (Unaudited)
Note A—Summary of Significant Accounting Policies:
1
General: Neuberger Berman Equity Funds (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Neuberger Berman Dividend Growth Fund ("Dividend Growth"), Neuberger Berman Emerging Markets Equity Fund ("Emerging Markets Equity"), Neuberger Berman Equity Income Fund ("Equity Income"), Neuberger Berman Focus Fund ("Focus"), Neuberger Berman Genesis Fund ("Genesis"), Neuberger Berman International Equity Fund ("International Equity"), Neuberger Berman International Select Fund ("International Select"), Neuberger Berman International Small Cap Fund ("International Small Cap"), Neuberger Berman Intrinsic Value Fund ("Intrinsic Value"), Neuberger Berman Large Cap Growth Fund ("Large Cap Growth"), Neuberger Berman Large Cap Value Fund ("Large Cap Value"), Neuberger Berman Mid Cap Growth Fund ("Mid Cap Growth"), Neuberger Berman Mid Cap Intrinsic Value Fund ("Mid Cap Intrinsic Value"), Neuberger Berman Multi-Cap Opportunities Fund ("Multi-Cap Opportunities"), Neuberger Berman Real Estate Fund ("Real Estate"), Neuberger Berman Small Cap Growth Fund ("Small Cap Growth"), Neuberger Berman Sustainable Equity Fund ("Sustainable Equity") and Neuberger Berman U.S. Equity Impact Fund ("U.S. Equity Impact") (each individually a "Fund," and collectively, the "Funds") are separate operating series of the Trust, each of which (except Real Estate and Sustainable Equity) is diversified. Under the 1940 Act, the status of a Fund that was registered as non-diversified may, under certain circumstances, change to that of a diversified fund (Multi-Cap Opportunities became diversified in December 2012). Nine Funds offer Investor Class shares, eleven offer Trust Class shares, six offer Advisor Class shares, eighteen offer Institutional Class shares, seventeen offer Class A shares, seventeen offer Class C shares, ten offer Class R3 shares, fourteen offer Class R6 shares and seven offer Class E shares. The Trust’s Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders.
A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.
The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other series of the Trust.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."
The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
To facilitate compliance with certain requirements necessary to maintain its status as a regulated investment company ("RIC"), Large Cap Growth formed NB A24 Guardian Blocker LLC (the "Blocker"), a Delaware limited liability company, to hold interests in certain private placements. The Blocker is a wholly owned subsidiary of Large Cap Growth and Large Cap Growth expects to remain its sole member.
As of February 28, 2025, the value of Large Cap Growth's investment in the Blocker was as follows:
Investment in Blocker	Percentage of Net Assets
$1,128,531	0.0%
2
Consolidation: The accompanying financial statements of Large Cap Growth present the consolidated accounts of Large Cap Growth and the Blocker. All intercompany accounts and transactions have been eliminated in consolidation.
ß
Notes to Consolidated Financial Statements for Large Cap Growth

3
Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of the Funds are carried at the value that Management believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Funds’ investments in equity securities, participatory notes, preferred stocks, warrants, rights, exchange-traded funds, exchange-traded options purchased and exchange-traded options written, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Certificates of deposit are valued at amortized cost (Level 2 inputs).
Publicly traded securities acquired via a private investment in public equity (PIPE) transaction are typically valued at a discount to the market price of an issuer’s common stock. Discounts are applied due to certain trading restrictions imposed or a lack of marketability preceding the conversion to publicly traded securities. The primary inputs used in determining the discount are the length of the lock-up period and the volatility of the underlying security (Level 1 or Level 2 inputs).
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value ("NAV") per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Management as the Funds' valuation designee. As the Funds' valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time, on days the New York Stock Exchange ("NYSE") is open for business. Management has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). Management has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time at which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time at which a Fund’s share price is calculated, Management has determined based on available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
4
Foreign currency translations: The accounting records of the Funds and the Blocker are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the NYSE is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statements of Operations.
5
Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as a Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statements of Operations. Included in net realized gain/(loss) on investments are proceeds from the settlement of class action litigation(s) in which certain of the Funds participated as a class member. The amounts of such proceeds for the six months ended February 28, 2025, were $99, $1,355, $3,256, $642, $47, $185,056, $34,382, $123,801, $241,480, $338,500, $7,645, $5,006, $118, and $591 for Emerging Markets, Equity Income, Focus, International Equity, International Select, Intrinsic Value, Large Cap Growth, Large Cap Value, Mid Cap Growth, Multi-Cap Opportunities, Real Estate, Small Cap Growth, Sustainable Equity, and U.S.Equity Impact, respectively.
6
Income tax information: Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund to continue to qualify for treatment as a RIC by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent a Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.
ASC 740 "Income Taxes" sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statements of Operations. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. Management has analyzed each Fund's tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Funds' financial statements.
For federal income tax purposes, the estimated cost and unrealized appreciation/(depreciation) in value of investments held at February 28, 2025 were as follows:
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Dividend Growth	$62,232,447	$40,057,348	$937,971	$39,119,377
Emerging Markets Equity	175,552,137	35,405,175	17,819,990	17,585,185
Equity Income	627,982,903	319,385,656	6,223,373	313,162,283
Focus	512,890,055	239,402,366	6,614,035	232,788,331
Genesis	5,777,046,986	4,239,925,233	223,084,062	4,016,841,171
International Equity	929,385,985	173,258,553	44,697,827	128,560,726
International Select	174,195,749	30,221,279	6,538,188	23,683,091
International Small Cap	6,838,442	516,373	471,230	45,143
Intrinsic Value	956,027,353	404,002,930	170,296,089	233,706,841
Large Cap Growth	1,478,360,957	1,122,507,028	54,204,069	1,068,302,959
Large Cap Value	7,361,288,940	1,376,145,540	206,319,754	1,169,825,786
Mid Cap Growth	1,619,495,146	378,818,539	111,961,682	266,856,857
Mid Cap Intrinsic Value	43,253,312	15,370,661	5,254,236	10,116,425
Multi-Cap Opportunities	144,656,003	102,981,861	2,545,029	100,436,832
Real Estate	745,411,371	63,450,165	64,200,949	(750,784)
Small Cap Growth	451,196,074	58,153,216	30,366,370	27,786,846
Sustainable Equity	727,614,360	899,067,759	1,775,466	897,292,293
U.S. Equity Impact	11,204,647	3,301,305	699,922	2,601,383
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund. The Funds may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.
Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Funds. For the year ended August 31, 2024, the Funds recorded permanent reclassifications primarily related to one or more of the following: deemed distributions on shareholder redemptions, prior year true up adjustments, net operating losses written off, non deductible expenses related to partnership investments, non-deductible restructuring and stock issuance costs, and gains (losses) & tax adjustments on securities redeemed in kind. For the year ended August 31, 2024, the Funds recorded the following permanent reclassifications:
	Paid-in Capital	Total Distributable Earnings/(Losses)
Dividend Growth	$75,042	$(75,042)
Emerging Markets Equity	—	—
Equity Income	7,274,323	(7,274,323)
Focus	—	—
Genesis	500,402,864	(500,402,864)
International Equity	3,401,355	(3,401,355)
International Select	201,243	(201,243)
International Small Cap	—	—
Intrinsic Value	(1,235,581)	1,235,581
Large Cap Growth	9,657,499	(9,657,499)
Large Cap Value	1	(1)
Mid Cap Growth	16,635,553	(16,635,553)
Mid Cap Intrinsic Value	202,902	(202,902)
Multi-Cap Opportunities	47,056,752	(47,056,752)
Real Estate	20,593	(20,593)
Small Cap Growth	(1,505,438)	1,505,438
Sustainable Equity	17,202,303	(17,202,303)
U.S. Equity Impact	—	—

The tax character of distributions paid during the years ended August 31, 2024, and August 31, 2023, was as follows:
	Distributions Paid From:
	Ordinary Income		Long-Term Capital Gain		Return of Capital		Total
	2024	2023	2024	2023	2024	2023	2024	2023
Dividend Growth	$1,050,158	$998,091	$1,460,816	$1,854,661	$—	$—	$2,510,974	$2,852,752
Emerging Markets Equity	4,934,304	2,958,154	—	—	—	—	4,934,304	2,958,154
Equity Income	18,148,850	25,697,792	34,553,541	53,403,976	—	—	52,702,391	79,101,768
Focus	3,716,821	317,451	—	—	—	—	3,716,821	317,451
Genesis	19,138,150	34,207,730	298,131,464	929,123,073	—	—	317,269,614	963,330,803
International Equity	21,860,070	9,780,011	4,397,863	42,388,440	—	—	26,257,933	52,168,451
International Select	3,511,806	1,571,081	783,599	5,083,649	—	—	4,295,405	6,654,730
International Small Cap	59,301	13	—	154,813	—	—	59,301	154,826
Intrinsic Value	—	12,897,599	3,960,087	36,200,552	—	—	3,960,087	49,098,151
Large Cap Growth	7,163,099	—	86,331,766	94,089,172	—	—	93,494,865	94,089,172
Large Cap Value	275,633,172	203,177,040	—	—	—	—	275,633,172	203,177,040
Mid Cap Growth	—	—	48,564,921	68,058,011	—	—	48,564,921	68,058,011
Mid Cap Intrinsic Value	328,937	461,088	752,060	—	—	—	1,080,997	461,088
Multi-Cap Opportunities	1,004,387	1,479,899	44,637,133	64,304,764	—	—	45,641,520	65,784,663
Real Estate	16,878,544	20,284,367	—	87,722,876	—	—	16,878,544	108,007,243
Small Cap Growth	—	—	—	—	—	—	—	—
Sustainable Equity	3,997,941	1,655,795	122,579,725	120,537,102	—	—	126,577,666	122,192,897
U.S. Equity Impact	37,007	8,386	—	—	—	—	37,007	8,386

As of August 31, 2024, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
Dividend Growth	$580,146	$1,257,696	$37,398,982	$—	$—	$39,236,824
Emerging Markets Equity	266,901	—	19,121,200	(89,433,065)	—	(70,044,964)
Equity Income	2,881,368	31,764,121	323,985,496	—	—	358,630,985
Focus	815,239	—	197,289,695	(2,898,772)	—	195,206,162
Genesis	3,830,581	216,441,421	5,137,541,325	—	—	5,357,813,327
International Equity	27,012,150	—	186,909,173	(1,730,916)	—	212,190,407
International Select	3,950,718	—	28,189,776	—	—	32,140,494
International Small Cap	64,205	—	791,464	(413,868)	—	441,801
Intrinsic Value	—	—	283,037,715	(5,765,597)	(8,728)	277,263,390
Large Cap Growth	86,572	110,843,070	1,078,319,386	—	(318)	1,189,248,710
Large Cap Value	139,193,681	—	1,598,920,633	(311,490,550)	—	1,426,623,764
Mid Cap Growth	100,041,459	50,844,011	321,086,693	—	—	471,972,163
Mid Cap Intrinsic Value	302,774	2,111,696	13,288,132	—	—	15,702,602

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
Multi-Cap Opportunities	$614,833	$112,484	$123,032,207	$—	$—	$123,759,524
Real Estate	541,686	—	36,087,742	(35,234,791)	—	1,394,637
Small Cap Growth	—	2,081,767	78,360,992	(534,181)	—	79,908,578
Sustainable Equity	1,437,141	83,541,621	823,641,443	—	—	908,620,205
U.S. Equity Impact	17,080	—	3,153,332	(437,996)	(4,681)	2,727,735
The temporary differences between book basis and tax basis distributable earnings are primarily due to: losses disallowed and/or recognized on wash sales and straddles, amortization of organization expenses, tax adjustments related to real estate investment trusts ("REITs") and other investments, and mark-to-market adjustments on passive foreign investment companies ("PFICs").
To the extent each Fund’s net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of each Fund not to distribute such gains. Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. As determined at August 31, 2024, the following Funds had unused capital loss carryforwards available for federal income tax purposes to offset future net realized capital gains, if any, as follows:
	Capital Loss Carryforwards
	Long-Term	Short-Term
Emerging Markets Equity	$—	$89,433,065
Focus	—	2,898,772
International Small Cap	368,273	45,595
Intrinsic Value	3,123,090	—
Large Cap Value	21,200,216	290,290,334
Real Estate	30,912,363	4,322,428
U.S. Equity Impact	—	437,996
During the year ended August 31, 2024, Emerging Markets Equity, Focus, International Equity, Small Cap Growth, and U.S. Equity Impact utilized capital loss carryforwards of $40,441,118, $30,317,953, $1,689,096, $38,201,028 and $163,171, respectively.
Under current tax regulations, capital losses realized on investment transactions after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Under the current tax rules, the Funds may also defer any realized late-year ordinary losses as occurring on the first day of the following fiscal year. Late-year ordinary losses represent ordinary losses realized on investment transactions after December 31 and specified losses (ordinary losses from the sale, exchange, or other disposition of property, net foreign currency losses and net PFIC mark to market losses) realized on investment transactions after October 31. For the year ended August 31, 2024, the Funds elected to defer the following late-year ordinary losses and post October capital losses:
	Late-Year Ordinary Loss Deferral	Post October Capital Loss Deferral
International Equity	$—	$1,730,916
Intrinsic Value	2,642,507	—
Small Cap Growth	534,181	—
The Blocker is taxed as a corporation under the U.S. Internal Revenue Code. As of August 31, 2024, Large Cap Growth had a gross deferred tax asset of $35,555 resulting from deferred interest expense, capital losses and net operating losses in the Blocker and a gross deferred tax liability of $90,427 resulting from appreciation of the underlying holding. As of August 31, 2024, the Blocker has a net deferred tax liability of $54,872.
7
Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.
Foreign capital gains on certain foreign securities may be subject to foreign taxes, which are accrued as applicable. Emerging Markets Equity accrues capital gains tax on unrealized and realized gains for certain securities. At February 28, 2025, Emerging Markets Equity had accrued capital gains taxes of $795,182, which is reflected in the Statements of Assets and Liabilities. For the six months ended February 28, 2025, Emerging Markets Equity had realized capital gains taxes of $1,087,040, which is reflected in the Statements of Operations.
As a result of several European Court of Justice ("ECJ") court cases in certain countries across the European Union ("EU"), certain of the Funds have filed tax reclaims for previously withheld taxes on dividends earned in those countries ("ECJ tax reclaims"). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. When any such ECJ tax reclaims are not "more likely than not" to be sustained, no amounts are included in the Statements of Assets and Liabilities. The Funds have determined that certain ECJ tax reclaims are "more likely than not" to be sustained after examination by tax authorities and are included in "Prepaid expenses and other assets" and "Other accrued expenses and payables" in the Statements of Assets and Liabilities for certain of the Funds. The income recognized from these ECJ tax reclaims is included in "Interest and other income—unaffiliated issuers" in the Statements of Operations and the cost to file these additional ECJ tax reclaims (which are excluded from contractual expense limitations) is included in "Miscellaneous and other fees" in the Statements of Operations for certain of the Funds. When the total income and/or expenses from these reclaims exceeds five percent of total income and/or total expenses of a Fund, the income recognized is reflected in "Tax reclaims" and the cost to file these additional reclaims is reflected in "Tax reclaim professional fees" in the Statements of Operations.
8
Distributions to shareholders: Each Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in December) and are recorded on the ex-date. However, Equity Income and Real Estate generally distribute net investment income, if any, at the end of each calendar quarter.
It is the policy of Funds that invest in real estate investment trusts ("REITs"), to pass through to their shareholders substantially all REIT distributions and other income they receive, less operating expenses. The distributions received from REITs are generally composed of income, capital gains, and/or return of REIT capital, but the REITs do not report this information to these Funds until the following calendar year. For the year ended August 31, 2024, the character of distributions, if any, paid to shareholders of these Funds disclosed within the Statements of Changes in Net Assets is based on estimates made at that time. Based on past experience it is possible that a portion of these Funds' distributions during the current fiscal year, if any, will be considered tax return of capital, but the actual amount of the tax return of capital, if any, is not determinable until after each Fund’s fiscal year-end. After calendar year-end, when these Funds learn the nature of the distributions paid by REITs during that year, distributions previously identified as income may be recharacterized as return of capital and/or capital gain. After all applicable REITs have informed these Funds of the actual breakdown of distributions paid to these Funds during their fiscal year, estimates previously recorded are adjusted to reflect actual results. As a result, the composition of these Funds' distributions as reported herein may differ from the final composition determined after calendar year-end and reported to these Funds shareholders on IRS Form 1099-DIV.
9
Expense allocation: Certain expenses are applicable to multiple funds within a complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., a Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly. Each Fund’s expenses (other than those specific to each class) are allocated proportionally each day among its classes based upon the relative net assets of each class.
10
Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.
Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. To the extent a foreign security is denominated in U.S. dollars, there is also the risk that a foreign government will not let U.S. dollar-denominated assets leave the country.
The governments of emerging market countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices.
Currency risk: Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.
11
Investment company securities and exchange-traded funds: The Funds may invest in shares of other registered investment companies, including exchange-traded funds ("ETFs"), within the limitations prescribed by the 1940 Act, in reliance on rules adopted by the SEC, particularly Rule 12d1-4, or any other applicable exemptive relief. Rule 12d1-4 permits investments in other registered investment companies in excess of the limitations of the 1940 Act if a Fund complies with the conditions of the Rule. Shareholders of a Fund will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the management fees and expenses of the Fund.
12
Derivative instruments: Certain Funds' use of derivatives during the six months ended February 28, 2025, is described below. Please see the Schedule of Investments for each Fund's open positions in derivatives, if any, at February 28, 2025. The disclosure requirements of ASC 815 "Derivatives and Hedging" ("ASC 815") distinguish between derivatives that qualify for hedge accounting and those that do not. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting. Accordingly, even though a Fund's investments in derivatives may represent economic hedges, they are considered non-hedge transactions for purposes of this disclosure.
Rule 18f-4 under the 1940 Act regulates the use of derivatives for certain funds registered under the 1940 Act ("Rule 18f-4"). Unless a Fund qualifies as a "limited derivatives user" as defined in Rule 18f-4, the Fund is subject to a comprehensive derivatives risk management program, is required to comply with certain value-at-risk based leverage limits and is required to provide additional disclosure both publicly and to the SEC regarding its derivatives positions. If a Fund qualifies as a limited derivatives user, Rule 18f-4 requires the Fund to have policies and procedures to manage its aggregate derivatives risk.
Options: Equity Income used options written to generate incremental returns. Large Cap Growth used options purchased to gain exposure more efficiently than through a direct purchase of the underlying security, to gain exposure to securities, markets, sectors or geographical areas and to manage or adjust the risk profile of the Fund or the risk of individual positions. Large Cap Growth used options written to enhance total return, to gain exposure more efficiently than through a direct purchase of the underlying security, to gain exposure to securities, markets, sectors or geographical areas and to manage or adjust the risk profile of the Fund or the risk of individual positions.
Premiums paid by a Fund upon purchasing a call or put option are recorded in the asset section of the Fund’s Statement of Assets and Liabilities and are subsequently adjusted to the current market value. When an option is exercised, closed, or expired, a Fund realizes a gain or loss and the asset is eliminated. For purchased call options, a Fund's loss is limited to the amount of the option premium paid.
Premiums received by a Fund upon writing a call option or a put option are recorded in the liability section of the Fund’s Statement of Assets and Liabilities and are subsequently adjusted to the current market value. When an option is exercised, closed, or expired, a Fund realizes a gain or loss and the liability is eliminated.
When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. When writing a put option, a Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a call or put option that a Fund has written expires unexercised, a Fund will realize a gain for the amount of the premium. All securities covering outstanding written options are held in escrow by the custodian bank.
At February 28, 2025, the Funds listed below had the following derivatives (which did not qualify as hedging instruments under ASC 815), grouped by primary risk exposure:
	Asset Derivatives		Liability Derivatives
Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity Income
Options written
Equity risk	—	$—	Option contracts written, at value	$(22,750)
Large Cap Growth
Options purchased
Equity risk	Investments in securities, at value	20,300	—	—
Options written
Equity risk	—	—	Option contracts written, at value	(154,000)
The impact of the use of these derivative instruments on the Statements of Operations during the six months ended February 28, 2025, was as follows:
Fund	Net Realized Gain/ (Loss) on Derivatives(a)	Change in Net Unrealized Appreciation/ (Depreciation) on Derivatives(b)
Equity Income
Options written
Equity risk	$348,019	$147,215

Fund	Net Realized Gain/ (Loss) on Derivatives(a)	Change in Net Unrealized Appreciation/ (Depreciation) on Derivatives(b)
Large Cap Growth
Options purchased
Equity risk	$(48,850)	$(260,888)
Options written
Equity risk	53,298	11,898

(a)	Net realized gain/(loss) on derivatives is located in the Statements of Operations each under the caption, "Net realized gain/(loss) on:"

Options purchased	Transactions in investment securities of unaffiliated issuers
Options written	Expiration or closing of option contracts written

(b)	Change in net unrealized appreciation/(depreciation) is located in the Statements of Operations each under the caption, "Change in net unrealized appreciation/(depreciation) in value of:"

Options purchased	Investment securities of unaffiliated issuers
Options written	Option contracts written
While the Funds may receive rights and warrants in connection with their investments in securities, these rights and warrants are not considered "derivative instruments" under ASC 815.
Management has concluded that Dividend Growth, Emerging Markets Equity, Focus, Genesis, International Equity, International Select, International Small Cap, Intrinsic Value, Large Cap Value, Mid Cap Growth, Mid Cap Intrinsic Value, Multi-Cap Opportunities, Real Estate, Small Cap Growth, Sustainable Equity and U.S. Equity Impact did not hold any derivative instruments during the six months ended February 28, 2025 that require additional disclosures pursuant to ASC 815.
13
Securities lending: Each Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender’s fees. These fees, if any, would be disclosed within the Statements of Operations under the caption "Income from securities loaned-net" and are net of expenses retained by State Street as compensation for its services as lending agent.
The initial collateral received by a Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day’s market value of the loaned securities (105% in the case of international securities). Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. Thereafter, the value of the collateral is monitored on a daily basis, and collateral is moved daily between a counterparty and a Fund until the close of the transaction. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street and is included in the Statements of Assets and Liabilities under the caption "Investments in securities, at value—Unaffiliated issuers". The total value of securities received as collateral for securities on loan is included in a footnote following the applicable Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to that Fund.

As of February 28, 2025, the Funds listed below had outstanding loans of securities to certain approved brokers each with a value as follows:
Value of Securities Loaned
International Equity	$15,907,421
International Select	1,338,103
International Small Cap	609,678
Mid Cap Growth	17,723,984
Small Cap Growth	22,339,647
As of February 28, 2025, the Funds listed below had outstanding loans of securities to certain approved brokers for which each received collateral as follows:
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 days	Greater Than 90 Days	Total
Securities Lending Transactions(a)
Common Stocks
International Equity	$16,791,913	$—	$—	$—	$16,791,913
International Select	1,413,602	—	—	—	1,413,602
International Small Cap	646,896	—	—	—	646,896
Mid Cap Growth	17,961,750	—	—	—	17,961,750
Small Cap Growth	22,747,889	—	—	—	22,747,889

(a)	Amounts represent the payable for collateral received for loaned securities.
14
Offsetting assets and liabilities: The Funds are required to disclose both gross and net information for assets and liabilities related to over-the-counter derivatives, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. International Equity, International Select, International Small Cap, Mid Cap Growth and Small Cap Growth held one or more of these investments at February 28, 2025. The Funds’ securities lending assets at fair value are reported gross in the Statements of Assets and Liabilities. The following tables present securities lending assets by counterparty and net of the related collateral received by a Fund as of February 28, 2025.
Description	Gross Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities
International Equity
Securities lending	$15,907,421	$—
International Select
Securities lending	$1,338,103	$—
International Small Cap
Securities lending	$609,678	$—
Mid Cap Growth
Securities lending	$17,723,984	$—
Small Cap Growth
Securities lending	$22,339,647	$—

Gross Amounts Not Offset in the Statements of Assets and Liabilities:
	Assets				Liabilities
Counterparty	Gross Amounts Presented in the Statements of Assets and Liabilities	Liabilities Available for Offset	Collateral Received(a)	Net Amount(b)	Gross Amounts Presented in the Statements of Assets and Liabilities	Assets Available for Offset	Collateral Pledged(a)	Net Amount(b)
International Equity
SSB	$15,907,421	$—	$(15,907,421)	$—	$—	$—	$—	$—
Total	$15,907,421	$—	$(15,907,421)	$—	$—	$—	$—	$—
International Select
SSB	$1,338,103	$—	$(1,338,103)	$—	$—	$—	$—	$—
Total	$1,338,103	$—	$(1,338,103)	$—	$—	$—	$—	$—
International Small Cap
SSB	$609,678	$—	$(609,678)	$—	$—	$—	$—	$—
Total	$609,678	$—	$(609,678)	$—	$—	$—	$—	$—
Mid Cap Growth
SSB	$17,723,984	$—	$(17,723,984)	$—	$—	$—	$—	$—
Total	$17,723,984	$—	$(17,723,984)	$—	$—	$—	$—	$—
Small Cap Growth
SSB	$22,339,647	$—	$(22,339,647)	$—	$—	$—	$—	$—
Total	$22,339,647	$—	$(22,339,647)	$—	$—	$—	$—	$—

(a)	Collateral received (or pledged) is limited to an amount not to exceed 100% of the net amount of assets (or liabilities) in the tables presented above, for each respective counterparty.
(b)
A Net Amount greater than zero represents amounts subject to loss as of February 28, 2025, in the event of a counterparty failure. A Net Amount less than zero represents amounts under-collateralized to each counterparty as of February 28, 2025.

15
Indemnifications: Like many other companies, the Trust’s organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust or a Fund.
16
In-kind redemption: In accordance with guidelines described in a Fund’s prospectus and in accordance with procedures adopted by the Board, a Fund may distribute portfolio securities rather than cash as payment for a redemption of Fund shares ("in-kind redemption"). For financial reporting purposes, the Fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain/(loss) to paid-in capital. During the six months ended February 28, 2025, Equity Income, Genesis, Large Cap Value and Multi-Cap Opportunities realized net gains of $17,548,929, $143,780,947, $2,958,189 and $20,267,444, respectively, on $34,052,111, $366,939,915, $11,550,778 and $25,051,528 of in-kind redemptions, which is comprised of $34,016,651, $365,725,557, $11,161,763 and $25,048,221 in securities and $35,460, $1,214,358, $389,015 and $3,307 in cash, respectively. During the year ended August 31, 2024, Genesis and Multi-Cap Opportunities realized net gains of $365,127,688 and $34,403,161, respectively, on $565,814,327 and $46,435,805 of in-kind redemptions, which is comprised of $563,693,471 and $46,410,869 in securities and $2,120,855 and $24,936 in cash, respectively.
17
In-kind subscription: Under certain circumstances, and when considered to be in the best interest of a Fund, a Fund may accept portfolio securities rather than cash as payment for the purchase of Fund shares

("in-kind subscription"). The cost basis of contributed securities is equal to the market value of the securities, less any applicable foreign security taxes, on the date of contribution. During the six months ended February 28, 2025, Genesis accepted $70,559,364 of in-kind subscriptions which is comprised of $69,850,194 in securities and $709,170 in cash.
18
Investments in private companies: Investments in private companies, including companies that have not yet issued securities publicly in an initial public offering, involve greater risks than investments in securities of companies that have traded publicly on an exchange for extended periods of time. Investments in these companies are generally less liquid than investments in securities issued by public companies and may be difficult for the Fund to value. Private placements and other restricted securities may not be listed on an exchange and may have no active trading market. As a result of the absence of a public trading market, the prices of these securities may be more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. Private placements and other restricted securities may be illiquid, and it frequently can be difficult to sell them at a time when it may otherwise be desirable to do so or the Fund may be able to sell them only at prices that are less than what the Fund regards as their fair market value.
19
Other: All net investment income and realized and unrealized capital gains and losses of each Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.
20
Segment reporting: In this reporting period, each Fund adopted FASB Accounting Standards Update No. 2023-07, "Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures" ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund's financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker ("CODM") in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. Each Fund's investment manager acts as the Funds' CODM. The CODM has determined that each Fund has a single operating segment because the CODM monitors the operating results of each Fund as a whole and evaluates performance in accordance with each Fund's principal investment strategies disclosed in its prospectus. The CODM uses these measures to assess Fund performance and allocate resources effectively. Each Fund's total returns, expense ratios, and changes in net assets which among others are used by the CODM to assess Fund performance and to make resource allocation decisions for each Fund's single segment are consistent with that presented within each Fund's financial statements.
Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:
Each Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, each Fund pays NBIA monthly, an investment management fee at an annual rate as a percentage of average daily net assets according to the following table:

First $250 million	Next $250 million	Next $250 million	Next $250 million	Next $500 million	Next $500 million	Next $500 million	Next $1.5 billion	Next $10 billion	Thereafter
Dividend Growth
0.50%	0.50%	0.50%	0.50%	0.50%	0.475%	0.475%	0.475%	0.45%	0.45%
Emerging Markets Equity(a)
1.00%	0.975%	0.95%	0.925%	0.90%	0.875%	0.875%	0.875%	0.85%	0.85%
Equity Income(b), Focus, International Select, Large Cap Growth, Large Cap Value(b), Mid Cap Growth, Mid Cap Intrinsic Value and Sustainable Equity(b)
0.55%	0.525%	0.50%	0.475%	0.45%	0.425%	0.425%	0.425%	0.40%	0.40%

Genesis(b)
0.85%	0.80%	0.75%	0.70%	0.65%	0.65%	0.65%	0.65%	0.65%	0.60%
International Equity(a)(b)
0.85%	0.825%	0.80%	0.775%	0.75%	0.725%	0.725%	0.70%	0.70%	0.70%
International Small Cap
0.85%	0.825%	0.80%	0.775%	0.75%	0.725%	0.725%	0.725%	0.70%	0.70%
Intrinsic Value and Small Cap Growth
0.85%	0.80%	0.75%	0.70%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Multi-Cap Opportunities(b)
0.60%	0.575%	0.55%	0.525%	0.50%	0.475%	0.475%	0.475%	0.45%	0.45%
Real Estate(b)
0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
U.S. Equity Impact
0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
(a)
NBIA has voluntarily agreed to waive and/or reimburse its management fee for the below Funds. NBIA may, at its sole discretion, modify or terminate the voluntary waiver and/or reimbursement without notice to the Fund. Fees voluntarily waived and/or reimbursed are not subject to recovery by NBIA.

Fund	Percentage of Average Daily Net Assets Waived and/or Reimbursed	Effective Date(s)	Management Fees Waived for the Six Months Ended February 28, 2025
Emerging Markets Equity	0.10%	9/1/23	$99,641
International Equity	0.15%	11/21/22	$780,025
(b)
NBIA has contractually agreed to waive its Class E management fee for the below Funds. This undertaking lasts until August 31, 2026 and may not be terminated during its term without the consent of the Board. Management fees contractually waived are not subject to recovery by NBIA.

Fund	Annualized Percentage of Average Daily Net Assets Waived	Effective Date(s)	Management Fees Waived for the Six Months Ended February 28, 2025
Equity Income	0.52%	1/11/22	$ 101,267
Genesis	0.66%	1/11/22	$ 559,541
International Equity	0.66%	1/11/22	$ 120,203
Large Cap Value	0.42%	1/11/22	$ 379,233
Multi-Cap Opportunities	0.60%	1/11/22	$ 301,752
Real Estate	0.80%	1/11/22	$75,936
Sustainable Equity	0.49%	12/6/23	$73,996
Accordingly, for the six months ended February 28, 2025, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of each Fund’s average daily net assets.
Effective Rate
Dividend Growth	0.50%
Emerging Markets Equity	1.00%(a)
Equity Income	0.51%(b)
Focus	0.53%

Effective Rate
Genesis	0.66%(c)
International Equity	0.81%(d)
International Select	0.55%
International Small Cap	0.85%
Intrinsic Value	0.75%
Large Cap Growth	0.46%
Large Cap Value	0.42%(e)
Mid Cap Growth	0.48%
Mid Cap Intrinsic Value	0.55%
Multi-Cap Opportunities	0.60%(f)
Real Estate	0.80%(g)
Small Cap Growth	0.83%
Sustainable Equity	0.49%(h)

(a)	After waivers, 0.90% annual effective net rate of the Fund’s average daily net assets.
(b)	After waivers, 0.49% annual effective net rate of the Fund’s average daily net assets.
(c)	After waivers, 0.65% annual effective net rate of the Fund’s average daily net assets.
(d)	After waivers, 0.64% annual effective net rate of the Fund’s average daily net assets.
(e)	After waivers, 0.41% annual effective net rate of the Fund’s average daily net assets.
(f)	After waivers, 0.36% annual effective net rate of the Fund’s average daily net assets.
(g)	After waivers, 0.78% annual effective net rate of the Fund’s average daily net assets.
(h)	After waivers, 0.48% annual effective net rate of the Fund’s average daily net assets.
Investment management fee waivers are included in the Statements of Operations under the caption "Fees waived".
Each Fund retains NBIA as its administrator under an Administration Agreement. The administration fee is assessed at the class level and each share class of a Fund, as applicable, pays NBIA monthly, an annual administration fee equal to the following: 0.26% for each of Investor Class, Class A, Class C and Class R3; 0.40% for Trust Class and Advisor Class; 0.15% for Institutional Class; and 0.05% for Class R6, each as a percentage of its average daily net assets. Class E shares do not pay an administration fee. Additionally, NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.
NBIA has contractually agreed to waive fees and/or reimburse certain expenses of the Investor Class of each of International Equity, Mid Cap Intrinsic Value and Small Cap Growth and the Trust Class, Advisor Class, Institutional Class, Class A, Class C, Class R3 and Class R6 of each Fund that offers those classes so that the total annual operating expenses of those classes do not exceed the expense limitations as detailed in the following table. These undertakings apply to a Fund’s direct expenses and exclude interest, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, taxes including any expenses relating to tax reclaims, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations. The expenses of the Blocker are included in the total expenses used to calculate the reimbursement, which Large Cap Growth has agreed to share with the Blocker. For the six months ended February 28, 2025, the expenses of the Blocker amounted to $4,290.

At February 28, 2025, the Funds' contingent liabilities to NBIA under the contractual expense limitation agreements were as follows:
			Expenses Reimbursed in Year Ended August 31,
			2022	2023	2024	2025
			Subject to Repayment until August 31,
Class	Contractual Expense Limitation(a)	Expiration	2025	2026	2027	2028
Dividend Growth Institutional Class	0.69%	8/31/28	$243,453	$241,403	$261,699	$129,491
Dividend Growth Class A	1.05%	8/31/28	6,190	6,955	6,977	3,587
Dividend Growth Class C	1.80%	8/31/28	4,059	3,277	3,077	1,406
Dividend Growth Class R6	0.59%	8/31/28	252	283	260	122
Emerging Markets Equity Institutional Class	1.25%(b)	8/31/28	—	360,925	298,501	104,366
Emerging Markets Equity Class A	1.50%(b)	8/31/28	20,023	35,496	46,856	22,281
Emerging Markets Equity Class C	2.25%(b)	8/31/28	3,857	4,379	3,742	1,885
Emerging Markets Equity Class R3	1.91%(b)	8/31/28	218	960	1,144	595
Emerging Markets Equity Class R6	1.15%(b)	8/31/28	—	66,328	25,727	10,463
Equity Income Institutional Class	0.80%	8/31/28	—	—	—	—
Equity Income Class A	1.16%	8/31/28	—	—	—	—
Equity Income Class C	1.91%	8/31/28	—	—	—	—
Equity Income Class R3	1.41%	8/31/28	—	—	—	—
Focus Trust Class	1.50%	8/31/28	—	—	—	—
Focus Advisor Class	1.50%	8/31/28	—	—	—	—
Focus Institutional Class	0.75%	8/31/28	—	694	748	—
Focus Class A	1.11%	8/31/28	323	653	493	145
Focus Class C	1.86%	8/31/28	227	212	222	115
Genesis Trust Class	1.50%	8/31/28	—	—	—	—
Genesis Advisor Class	1.50%	8/31/28	—	—	—	—
Genesis Institutional Class	0.85%	8/31/28	—	—	—	—
Genesis Class R6	0.75%	8/31/28	—	—	—	—
International Equity Investor Class	1.40%	8/31/28	—	—	—	—
International Equity Trust Class	2.00%	8/31/28	—	—	—	—
International Equity Institutional Class	0.85%	8/31/28	478,075	232,778	163,216	90,763
International Equity Class A	1.21%	8/31/28	7,261	5,259	4,732	2,330
International Equity Class C	1.96%	8/31/28	3,047	1,766	1,232	620
International Equity Class R6	0.75%	8/31/28	15,351	9,720	11,837	5,480
International Select Trust Class	1.15%	8/31/28	12,174	14,835	11,304	6,844
International Select Institutional Class	0.80%	8/31/28	224,500	223,646	230,593	117,057
International Select Class A	1.16%	8/31/28	6,598	6,474	6,724	3,030
International Select Class C	1.91%	8/31/28	1,453	1,509	1,445	623
International Select Class R3	1.41%	8/31/28	2,725	2,875	2,770	1,364
International Select Class R6	0.70%	8/31/28	862	516	340	7,463
International Small Cap Institutional Class	1.05%	8/31/28	246,079	256,769	246,729	77,320
International Small Cap Class A	1.41%	8/31/28	30,271	21,973	28,172	9,716
International Small Cap Class C	2.16%	8/31/28	13,167	11,527	10,653	3,414
International Small Cap Class R6	0.95%	8/31/28	27,759	27,178	25,794	63,098
Intrinsic Value Institutional Class	1.00%	8/31/28	—	—	—	—

			Expenses Reimbursed in Year Ended August 31,
			2022	2023	2024	2025
			Subject to Repayment until August 31,
Class	Contractual Expense Limitation(a)	Expiration	2025	2026	2027	2028
Intrinsic Value Class A	1.36%	8/31/28	$—	$—	$—	$—
Intrinsic Value Class C	2.11%	8/31/28	—	—	—	—
Intrinsic Value Class R6	0.90%	8/31/28	—	—	—	—
Large Cap Growth Trust Class	1.50%	8/31/28	—	—	—	—
Large Cap Growth Advisor Class	1.50%	8/31/28	—	—	—	669
Large Cap Growth Institutional Class	0.75%	8/31/28	—	—	—	—
Large Cap Growth Class A	1.11%	8/31/28	—	—	—	—
Large Cap Growth Class C	1.86%	8/31/28	—	—	—	—
Large Cap Growth Class R3	1.36%	8/31/28	—	—	—	—
Large Cap Growth Class R6	0.56%(c)(d)	12/31/25	—	—	—	—
Large Cap Value Trust Class	1.50%	8/31/28	—	—	—	—
Large Cap Value Advisor Class	1.50%	8/31/28	—	—	—	—
Large Cap Value Institutional Class	0.70%	8/31/28	—	—	—	—
Large Cap Value Class A	1.11%	8/31/28	—	—	—	—
Large Cap Value Class C	1.86%	8/31/28	—	—	—	—
Large Cap Value Class R3	1.36%	8/31/28	—	—	—	—
Large Cap Value Class R6	0.60%	8/31/28	—	—	—	—
Mid Cap Growth Trust Class	1.50%	8/31/28	—	—	—	—
Mid Cap Growth Advisor Class	1.50%	8/31/28	—	—	—	—
Mid Cap Growth Institutional Class	0.75%	8/31/28	—	—	—	—
Mid Cap Growth Class A	1.11%	8/31/28	—	—	—	—
Mid Cap Growth Class C	1.86%	8/31/28	—	—	—	—
Mid Cap Growth Class R3	1.36%	8/31/28	—	—	—	—
Mid Cap Growth Class R6	0.65%	8/31/28	—	—	—	—
Mid Cap Intrinsic Value Investor Class	1.50%(b)	8/31/28	—	3,482	9,216	7,248
Mid Cap Intrinsic Value Trust Class	1.25%(b)	8/31/28	25,266	26,407	28,864	15,455
Mid Cap Intrinsic Value Institutional Class	0.85%	8/31/28	64,185	63,665	74,104	36,696
Mid Cap Intrinsic Value Class A	1.21%	8/31/28	6,666	6,023	7,860	4,354
Mid Cap Intrinsic Value Class C	1.96%	8/31/28	4,567	4,347	4,451	2,341
Mid Cap Intrinsic Value Class R3	1.46%	8/31/28	3,454	3,273	2,740	1,579
Mid Cap Intrinsic Value Class R6	0.75%	8/31/28	243	276	208	94
Multi-Cap Opportunities Institutional Class	1.00%	8/31/28	—	—	—	—
Multi-Cap Opportunities Class A	1.36%	8/31/28	—	—	—	—
Multi-Cap Opportunities Class C	2.11%	8/31/28	—	—	—	—
Real Estate Trust Class	1.50%(b)	8/31/28	—	—	—	—
Real Estate Institutional Class	0.85%	8/31/28	1,255,775	968,863	684,581	349,252
Real Estate Class A	1.21%	8/31/28	145,137	119,614	101,881	50,249
Real Estate Class C	1.96%	8/31/28	20,400	16,910	14,353	6,826
Real Estate Class R3	1.46%	8/31/28	33,788	28,692	26,248	13,553
Real Estate Class R6	0.75%	8/31/28	264,583	255,521	266,615	137,980
Small Cap Growth Investor Class	1.30%(b)	8/31/28	13,701	7,122	15,927	—

			Expenses Reimbursed in Year Ended August 31,
			2022	2023	2024	2025
			Subject to Repayment until August 31,
Class	Contractual Expense Limitation(a)	Expiration	2025	2026	2027	2028
Small Cap Growth Trust Class	1.40%(b)	8/31/28	$3,686	$3,589	$3,497	$1,955
Small Cap Growth Advisor Class	1.60%(b)	8/31/28	1,172	1,520	1,341	1,048
Small Cap Growth Institutional Class	0.90%	8/31/28	427,001	337,846	336,103	198,117
Small Cap Growth Class A	1.26%	8/31/28	57,562	46,585	46,373	22,423
Small Cap Growth Class C	2.01%	8/31/28	12,074	9,514	11,062	6,106
Small Cap Growth Class R3	1.51%	8/31/28	13,738	17,434	21,071	10,267
Small Cap Growth Class R6	0.80%	8/31/28	146,406	189,641	196,169	114,386
Sustainable Equity Trust Class	1.50%	8/31/28	—	—	—	—
Sustainable Equity Institutional Class	0.75%	8/31/28	—	—	—	—
Sustainable Equity Class A	1.11%	8/31/28	—	—	—	—
Sustainable Equity Class C	1.86%	8/31/28	—	—	—	—
Sustainable Equity Class R3	1.36%	8/31/28	—	—	—	—
Sustainable Equity Class R6	0.65%	8/31/28	—	—	—	—
U.S. Equity Impact Institutional Class	0.90%	8/31/28	254,523	243,413	266,638	133,633
U.S. Equity Impact Class A	1.26%	8/31/28	7,830	4,848	4,375	2,564
U.S. Equity Impact Class C	2.01%	8/31/28	1,429	1,216	844	430

(a)	Expense limitation per annum of the respective class’s average daily net assets.
(b)
In addition to the contractual undertaking described above, NBIA has voluntarily undertaken to waive fees and/or reimburse certain expenses so that their Operating Expenses, per annum of their respective average daily net assets, are limited to the percentages indicated below. Voluntary reimbursements are not subject to recovery by NBIA and are terminable or subject to modification by NBIA, in its sole discretion, without notice to the Fund.

Class	Voluntary Expense Limitation	Effective Date(s)	Fees Voluntarily Waived for the Six Months Ended February 28, 2025
Emerging Markets Equity Institutional Class	1.15%	9/1/23	$82,757
Emerging Markets Equity Class A	1.40%	9/1/23	8,238
Emerging Markets Equity Class C	2.15%	9/1/23	702
Emerging Markets Equity Class R3	1.81%	9/1/23	294
Emerging Markets Equity Class R6	1.05%	9/1/23	7,650
Mid Cap Intrinsic Value Investor Class	0.96%	1/19/21	89,240
Mid Cap Intrinsic Value Trust Class	1.20%	1/19/21	1,522
Real Estate Trust Class	1.04%	12/16/11	151,546
Small Cap Growth Investor Class	1.01%	1/19/21	105,819
Small Cap Growth Trust Class	1.25%	1/19/21	3,366
Small Cap Growth Advisor Class	1.40%	1/27/21	1,843

(c)	Effective January 1, 2026, the expense limitation will be 0.65% until August 31, 2028.

(d)	Classes that have had changes to their respective limitations are noted below.

Class	Expense limitation	Prior to
Large Cap Growth R6	0.57%	12/18/24
	0.58%	12/18/23
	0.65%	12/19/22
Each Fund has agreed that each of its respective classes will repay NBIA for fees and expenses waived or reimbursed for that class provided that repayment does not cause that class’s annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.
During the six months ended February 28, 2025, the following classes repaid NBIA under their respective contractual expense limitation agreements as follows:
Class	Expenses Repaid to NBIA
Focus Institutional Class	$778
Large Cap Growth Class R6	1,230
Each Fund also has a distribution agreement with Neuberger Berman BD LLC (the "Distributor") with respect to each class of shares. The Distributor acts as agent in arranging for the sale of class shares without sales commission or other compensation, except as described below, and bears the advertising and promotion expenses.
However, the Distributor receives fees from the Trust Class of each of Focus, International Select, Large Cap Growth, Large Cap Value, Mid Cap Intrinsic Value, Real Estate, Small Cap Growth and Sustainable Equity, and from the Advisor Class, Class A, Class C and Class R3 of each Fund that offers those classes under their distribution plans (each a "Plan", collectively, the "Plans") pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that, as compensation for administrative and other services provided to these classes, the Distributor’s activities and expenses related to the sale and distribution of these classes, and ongoing services provided to investors in these classes, the Distributor receives from each of these respective classes a fee at the annual rate of 0.10% of such Trust Class’s, 0.25% of such Advisor Class’s, 0.25% of such Class A’s, 1.00% of such Class C’s and 0.50% of such Class R3’s average daily net assets. The Distributor receives this amount to provide distribution and shareholder servicing for these classes and pays a portion of it to institutions that provide such services. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by each class during any year may be more or less than the cost of distribution and other services provided to that class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Trust’s Plans comply with those rules.
Class A shares of each Fund are generally sold with an initial sales charge of up to 5.75% and no contingent deferred sales charge ("CDSC"), except that a CDSC of 1.00% applies to certain redemptions made within 18 months following purchases of $1 million or more without an initial sales charge. Class C shares of each Fund are sold with no initial sales charge and a 1.00% CDSC if shares are sold within one year after purchase.

For the six months ended February 28, 2025, the Distributor, acting as underwriter and broker-dealer, received net initial sales charges from the purchase of Class A shares and CDSCs from the redemption of Class A and Class C shares as follows:
	Underwriter		Broker-Dealer
	Net Initial Sales Charge	CDSC	Net Initial Sales Charge	CDSC
Dividend Growth Class A	$19	$—	$—	$—
Dividend Growth Class C	—	—	—	—
Emerging Markets Equity Class A	—	—	—	—
Emerging Markets Equity Class C	—	—	—	—
Equity Income Class A	1,058	—	—	—
Equity Income Class C	—	192	—	—
Focus Class A	1,896	—	—	—
Focus Class C	—	—	—	—
International Equity Class A	9	—	—	—
International Equity Class C	—	242	—	—
International Select Class A	—	—	—	—
International Select Class C	—	100	—	—
International Small Cap Class A	—	—	—	—
International Small Cap Class C	—	—	—	—
Intrinsic Value Class A	1,528	—	—	—
Intrinsic Value Class C	—	860	—	—
Large Cap Growth Class A	9,441	—	—	—
Large Cap Growth Class C	—	1,272	—	—
Large Cap Value Class A	13,686	—	—	—
Large Cap Value Class C	—	5,146	—	—
Mid Cap Growth Class A	1,861	—	—	—
Mid Cap Growth Class C	—	—	—	—
Mid Cap Intrinsic Value Class A	21	—	—	—
Mid Cap Intrinsic Value Class C	—	—	—	—
Multi-Cap Opportunities Class A	653	—	—	—
Multi-Cap Opportunities Class C	—	356	—	—
Real Estate Class A	1,141	—	—	—
Real Estate Class C	—	26	—	—
Small Cap Growth Class A	6,385	—	—	—
Small Cap Growth Class C	—	4,657	—	—
Sustainable Equity Class A	4,564	—	—	—
Sustainable Equity Class C	—	839	—	—
U.S. Equity Impact Class A	3	—	—	—
U.S. Equity Impact Class C	—	—	—	—
Note C—Securities Transactions:
During the six months ended February 28, 2025, there were purchase and sale transactions of long-term securities (excluding written option contracts) as follows:

	Purchases	Sales
Dividend Growth	$6,867,557	$11,129,796
Emerging Markets Equity	71,873,311	98,658,384
Equity Income	154,544,615	169,714,812
	Purchases	Sales
Focus	$52,425,680	$91,770,184
Genesis	1,127,893,499	1,074,362,534
International Equity	261,797,692	308,184,541

	Purchases	Sales
International Select	$69,337,536	$42,405,302
International Small Cap	3,843,438	517,412
Intrinsic Value	68,953,144	139,626,617
Large Cap Growth	439,623,853	570,501,050
Large Cap Value	5,408,197,527	6,182,108,827
Mid Cap Growth	913,581,223	964,806,251
	Purchases	Sales
Mid Cap Intrinsic Value	$3,834,643	$7,180,142
Multi-Cap Opportunities	40,433,300	31,792,242
Real Estate	189,781,644	207,719,554
Small Cap Growth	347,209,255	282,873,072
Sustainable Equity	46,616,459	111,282,183
U.S. Equity Impact	871,492	994,782
During the six months ended February 28, 2025, no brokerage commissions on securities transactions were paid to affiliated brokers.
Note D—Fund Share Transactions:
Share activity for the six months ended February 28, 2025, and for the year ended August 31, 2024, was as follows:
	For the Six Months Ended February 28, 2025				For the Year Ended August 31, 2024
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Dividend Growth
Institutional Class	82,024	119,663	(384,600)	(182,913)	595,980	128,724	(488,912)	235,792
Class A	7,525	2,150	(17,430)	(7,755)	11,257	2,390	(10,310)	3,337
Class C	255	809	(5,790)	(4,726)	1,137	910	(11,580)	(9,533)
Class R6	—	39	(1,474)	(1,435)	—	41	(1,567)	(1,526)
Emerging Markets Equity
Institutional Class	454,365	7,097	(1,407,147)	(945,685)	2,367,365	82,170	(20,115,756)	(17,666,221)
Class A	56,670	—	(329,298)	(272,628)	192,540	8,138	(392,401)	(191,723)
Class C	1,912	—	(15,764)	(13,852)	10,667	328	(49,852)	(38,857)
Class R3	2,052	—	(788)	1,264	5,939	260	(12,370)	(6,171)
Class R6	36,007	1,985	(39,439)	(1,447)	102,747	47,690	(6,095,025)	(5,944,588)
Equity Income
Institutional Class	4,629,948	2,687,498	(7,663,444)	(345,998)	5,162,696	2,865,397	(14,058,064)	(6,029,971)
Class A	511,965	461,517	(1,086,257)	(112,775)	871,309	514,409	(2,629,168)	(1,243,450)
Class C	25,696	151,966	(393,451)	(215,789)	85,193	173,507	(1,266,322)	(1,007,622)
Class R3	6,418	3,241	(228)	9,431	19,396	2,704	(16,079)	6,021
Class E	124,020	168,856	(89,008)	203,868	208,720	177,541	(203,084)	183,177
Focus
Investor Class	26,816	36,976	(954,471)	(890,679)	99,285	126,575	(2,045,575)	(1,819,715)
Trust Class	4,979	840	(79,921)	(74,102)	15,128	4,803	(176,851)	(156,920)
Advisor Class	2,035	24	(2,742)	(683)	6,918	43	(15,774)	(8,813)
Institutional Class	126,363	2,288	(63,376)	65,275	158,958	5,706	(203,405)	(38,741)
Class A	8,270	67	(10,324)	(1,987)	2,532	392	(24,457)	(21,533)
Class C	1	6	(943)	(936)	231	—	(1,257)	(1,026)
Genesis
Investor Class	746,189	504,917	(1,969,860)	(718,754)	1,820,877	802,947	(3,517,591)	(893,767)
Trust Class	457,806	298,007	(1,369,534)	(613,721)	1,182,469	513,616	(3,497,541)	(1,801,456)
Advisor Class	91,667	29,271	(234,183)	(113,245)	193,913	49,846	(409,174)	(165,415)
Institutional Class	9,365,436	719,610	(10,257,873)	(172,827)	17,428,168	1,160,895	(20,926,689)	(2,337,626)
Class R6	3,859,280	1,445,620	(4,829,070)	475,830	8,759,969	2,483,694	(15,731,055)	(4,487,392)
Class E	146,572	62,124	(112,614)	96,082	240,308	95,944	(257,007)	79,245
International Equity
Investor Class	52,799	203,434	(284,274)	(28,041)	94,253	125,760	(779,628)	(559,615)
Trust Class	83,338	57,649	(112,915)	28,072	74,861	34,951	(272,889)	(163,077)
Institutional Class	2,524,369	2,208,841	(4,818,156)	(84,946)	5,060,539	1,406,954	(13,997,808)	(7,530,315)
Class A	64,393	22,327	(209,335)	(122,615)	143,102	13,845	(268,904)	(111,957)

	For the Six Months Ended February 28, 2025				For the Year Ended August 31, 2024
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Class C	10,820	5,083	(69,548)	(53,645)	6,596	2,240	(124,093)	(115,257)
Class R6	499,776	161,508	(679,969)	(18,685)	851,753	92,731	(877,896)	66,588
Class E	156,484	140,971	(181,447)	116,008	243,654	101,958	(270,920)	74,692
International Select
Trust Class	4,538	10,006	(20,205)	(5,661)	2,908	9,336	(28,329)	(16,085)
Institutional Class	1,812,003	393,409	(680,177)	1,525,235	1,722,061	315,709	(2,051,416)	(13,646)
Class A	15,664	4,368	(36,461)	(16,429)	43,502	4,042	(65,333)	(17,789)
Class C	171	883	(5,283)	(4,229)	13,540	935	(20,352)	(5,877)
Class R3	31,248	3,396	(23,684)	10,960	15,656	2,751	(18,143)	264
Class R6	827,926	28,031	(1,382)	854,575	1,018	14	(1,183)	(151)
International Small Cap
Institutional Class	7,809	3,552	(6,143)	5,218	14,437	3,871	(11,362)	6,946
Class A	32,186	206	(22,822)	9,570	1,386	219	(1,006)	599
Class C	—	—	—	—	576	—	—	576
Class R6	212,392	3,456	(921)	214,927	1,440	74	(1,799)	(285)
Intrinsic Value
Institutional Class	5,560,462	375,888	(9,398,211)	(3,461,861)	19,092,049	156,496	(36,756,613)	(17,508,068)
Class A	198,534	14,387	(400,036)	(187,115)	1,459,836	11,206	(3,280,627)	(1,809,585)
Class C	51,813	6,585	(119,587)	(61,189)	139,663	2,175	(323,485)	(181,647)
Class R6	159,423	42,585	(597,524)	(395,516)	592,534	14,608	(579,356)	27,786
Large Cap Growth
Investor Class	223,456	3,376,880	(2,303,701)	1,296,635	666,028	2,618,012	(4,625,497)	(1,341,457)
Trust Class	26,211	90,472	(200,257)	(83,574)	70,652	71,124	(167,612)	(25,836)
Advisor Class	337	500	(446)	391	2,283	342	(1,859)	766
Institutional Class	2,609,320	998,103	(7,284,172)	(3,676,749)	10,576,770	863,670	(8,871,317)	2,569,123
Class A	110,679	43,412	(67,247)	86,844	472,511	37,390	(553,668)	(43,767)
Class C	54,014	50,341	(96,132)	8,223	589,162	24,447	(291,543)	322,066
Class R3	1,908	3,011	(18,517)	(13,598)	37,621	2,588	(30,756)	9,453
Class R6	2,916,081	165,642	(216,761)	2,864,962	232,351	5,936	(179,348)	58,939
Large Cap Value
Investor Class	211,030	649,598	(1,793,813)	(933,185)	808,593	849,161	(6,049,908)	(4,392,154)
Trust Class	51,554	32,504	(234,320)	(150,262)	123,941	55,119	(1,059,961)	(880,901)
Advisor Class	79,411	41,549	(341,170)	(220,210)	228,279	59,799	(710,923)	(422,845)
Institutional Class	10,382,273	2,459,732	(26,356,790)	(13,514,785)	43,892,016	4,483,372	(134,868,166)	(86,492,778)
Class A	750,993	42,391	(400,869)	392,515	792,326	65,736	(2,450,971)	(1,592,909)
Class C	168,080	38,199	(588,922)	(382,643)	524,631	66,994	(2,205,121)	(1,613,496)
Class R3	26,180	3,236	(12,847)	16,569	58,480	5,572	(136,965)	(72,913)
Class R6	1,165,908	279,132	(2,360,212)	(915,172)	8,680,879	357,902	(8,013,530)	1,025,251
Class E	84,505	108,946	(72,787)	120,664	184,794	121,844	(245,953)	60,685
Mid Cap Growth
Investor Class	85,955	2,612,592	(1,241,563)	1,456,984	144,592	954,448	(2,490,859)	(1,391,819)
Trust Class	110,349	122,630	(177,723)	55,256	104,691	68,743	(1,297,942)	(1,124,508)
Advisor Class	75,295	22,507	(94,619)	3,183	137,276	10,586	(277,671)	(129,809)
Institutional Class	2,905,294	2,449,290	(3,280,395)	2,074,189	4,804,825	880,759	(9,741,634)	(4,056,050)
Class A	320,328	156,948	(282,352)	194,924	404,934	56,726	(453,541)	8,119
Class C	13,395	31,980	(43,188)	2,187	35,502	11,523	(114,361)	(67,336)
Class R3	111,730	43,681	(59,061)	96,350	83,350	17,062	(191,983)	(91,571)
Class R6	6,895,164	3,210,440	(4,627,935)	5,477,669	9,228,267	1,126,522	(10,253,104)	101,685
Mid Cap Intrinsic Value
Investor Class	7,502	66,418	(90,974)	(17,054)	44,647	23,559	(182,249)	(114,043)
Trust Class	1,375	12,295	(10,990)	2,680	2,635	4,038	(27,045)	(20,372)
Institutional Class	19,238	31,801	(52,641)	(1,602)	216,205	11,972	(279,044)	(50,867)
Class A	3,491	2,747	(1,863)	4,375	21,227	852	(13,834)	8,245
Class C	261	1,739	(1,474)	526	4,066	463	(7,935)	(3,406)
Class R3	638	1,041	(2,216)	(537)	4,734	241	(2,803)	2,172
Class R6	—	—	—	—	—	—	(832)	(832)

	For the Six Months Ended February 28, 2025				For the Year Ended August 31, 2024
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Multi-Cap Opportunities
Institutional Class	2,946,336	223,514	(4,032,868)	(863,018)	7,167,017	1,987,685	(10,733,215)	(1,578,513)
Class A	201,872	72,195	(443,086)	(169,019)	355,206	606,191	(1,238,430)	(277,033)
Class C	23,686	26,846	(234,536)	(184,004)	99,464	254,286	(519,927)	(166,177)
Class E	260,062	344,315	(170,546)	433,831	401,261	1,891,708	(841,386)	1,451,583
Real Estate
Trust Class	72,920	49,000	(621,956)	(500,036)	281,870	149,981	(1,642,667)	(1,210,816)
Institutional Class	4,019,405	242,018	(4,819,294)	(557,871)	12,638,777	695,177	(21,116,746)	(7,782,792)
Class A	249,087	23,438	(548,853)	(276,328)	777,502	73,374	(1,655,041)	(804,165)
Class C	17,768	1,408	(85,015)	(65,839)	27,688	6,386	(169,122)	(135,048)
Class R3	50,924	5,955	(156,575)	(99,696)	181,822	18,521	(282,430)	(82,087)
Class R6	1,174,973	103,291	(1,491,519)	(213,255)	2,170,280	284,737	(3,895,643)	(1,440,626)
Class E	89,420	17,015	(99,440)	6,995	172,738	40,901	(204,623)	9,016
Small Cap Growth
Investor Class	57,326	6,028	(66,329)	(2,975)	28,793	—	(156,066)	(127,273)
Trust Class	2,898	374	(3,731)	(459)	1,571	—	(4,952)	(3,381)
Advisor Class	8,871	173	(13,578)	(4,534)	4,457	—	(18,836)	(14,379)
Institutional Class	1,591,861	18,434	(745,789)	864,506	1,456,879	—	(1,644,597)	(187,718)
Class A	58,353	1,699	(75,820)	(15,768)	95,320	—	(114,844)	(19,524)
Class C	30,612	579	(16,375)	14,816	34,475	—	(20,454)	14,021
Class R3	29,211	909	(43,784)	(13,664)	67,181	—	(73,878)	(6,697)
Class R6	1,054,671	10,664	(409,573)	655,762	661,852	—	(950,887)	(289,035)
Sustainable Equity
Investor Class	144,260	464,371	(491,371)	117,260	560,228	836,111	(1,476,209)	(79,870)
Trust Class	102,827	153,051	(546,666)	(290,788)	270,709	255,579	(398,572)	127,716
Institutional Class	1,740,833	652,399	(1,649,509)	743,723	1,608,478	1,144,703	(3,329,836)	(576,655)
Class A	174,734	138,142	(259,358)	53,518	492,906	309,859	(1,537,694)	(734,929)
Class C	39,978	41,916	(104,136)	(22,242)	51,998	73,861	(182,559)	(56,700)
Class R3	30,495	18,329	(67,046)	(18,222)	56,742	36,800	(133,263)	(39,721)
Class R6	528,221	130,158	(360,421)	297,958	978,534	276,506	(1,646,453)	(391,413)
Class E	129,615	37,125	(22,448)	144,292	557,554	48,775	(51,391)	554,938 (a)
U.S. Equity Impact
Institutional Class	6,088	2,400	(6,186)	2,302	18,500	3,589	(9,660)	12,429
Class A	270	—	(2,752)	(2,482)	8,413	10	(4,791)	3,632
Class C	—	—	—	—	—	—	—	—

(a)	Period from December 6, 2023 (Commencement of Operations) to August 31, 2024.
Note E—Line of Credit:
At February 28, 2025, each Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a daily simple Secured Overnight Financing Rate ("SOFR") plus 1.10% per annum, or (c) an overnight bank funding rate plus 1.00% per annum. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. Each Fund that is a participant has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by such Fund and other costs incurred by such Fund. Because several funds participate in the Credit Facility, there is no assurance that an individual fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding for any Fund under the Credit Facility at February 28, 2025.

During the six months ended February 28, 2025, no Fund utilized the Credit Facility.
Note F—Investments in Affiliates(a):
	Value at August 31, 2024	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Persons	Net Realized Gain/(Loss) from Investments in Affiliated Persons	Distributions from Investments in Affiliated Persons	Shares Held at February 28, 2025	Value at February 28, 2025
Genesis
AMERISAFE, Inc.	$59,663,349	$370,063	$519,457	$1,683,260	$(91,141)	$4,451,648	1,187,448	$61,106,074
CRA International, Inc.	69,891,613	448,118	—	10,222,555	—	378,485	417,097	80,562,286
Lindsay Corp.	63,662,088	21,669,017	611,779	4,463,068	83,163	428,556	675,640	89,265,557
Sitio Royalties Corp.	89,788,015	3,610,386	337,975	(9,140,688)	(103,438)	1,176,212	4,190,815	83,816,300
Standex International Corp.	105,148,566	2,795,748	660,792	4,093,960	129,989	380,211	599,567	111,507,471
Stevanato Group SpA	54,954,902	330,960	437,158	(8,021,183)	(119,521)	—*	2,505,794	46,708,000
Transcat, Inc.	62,405,450	3,683,946	103,322	(22,525,672)	29,802	—*	546,909	43,490,204
Winmark Corp.	76,168,456	523,848	—	(5,242,313)	—	1,976,125	212,595	71,449,991
Sub-total for affiliates held as of 2/28/25(b)	$581,682,439	$33,432,086	$2,670,483	$(24,467,013)	$(71,146)	$8,791,237		$587,905,883
Intrinsic Value
Quantum Corp.	$1,145,492	$—	$7,430,149	$26,958,998	$(20,674,341)	$—*	—	$—
Sub-total for securities no longer affiliated as of 2/28/25(c)	$1,145,492	$—	$7,430,149	$26,958,998	$(20,674,341)	$—		$—

*	Non-income producing security.
(a)	Affiliated persons, as defined in the 1940 Act.
(b)	At February 28, 2025, these securities amounted to 6.00% of net assets of Genesis.
(c)	At February 28, 2025, the issuers of these securities were no longer affiliated with Intrinsic Value.
Note G—Subsequent Events:
On March 27, 2025, the Boards of Trustees of the Neuberger Berman Equity Funds and the Neuberger Berman ETF Trust approved the proposed reorganization of Dividend Growth (the "Merging Fund") into Neuberger Berman Core Equity ETF (the "Acquiring ETF") (the "Merger"). The Merger is subject to approval by the shareholders of the Merging Fund (the "Merging Fund Shareholders") and Merging Fund Shareholders will be asked to vote on the Merger at a shareholder meeting that is anticipated to be held during the third quarter of 2025. If approved by shareholders, upon completion of the Merger, Merging Fund Shareholders will become shareholders of the Acquiring ETF, which is an exchange-traded fund, commonly referred to as an "ETF." The Acquiring ETF shares currently are listed for trading on NYSE Arca, Inc.

It is anticipated that the Merger will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss in connection with the Merger, except to the extent that they receive cash in connection with the liquidation of any fractional shares received in the Merger.
Additional and important details about the Merger will be described in a combined proxy statement/prospectus, which is anticipated to be available in May 2025. The Merging Fund Shareholders are urged to carefully read the combined proxy statement/prospectus when it becomes available. In addition, further information about the Acquiring ETF (Neuberger Berman Core Equity ETF), including its Summary Prospectus, Prospectus, and Statement of Additional Information, can be found on our website at www.nb.com.
On April 8, 2025, the Board approved the liquidation of Neuberger Berman International Small Cap Fund (the "Fund"). Accordingly, the Fund will cease its investment operations, liquidate its assets and make a liquidating distribution, if applicable, to shareholders of record.
The date of liquidation for the Fund currently is anticipated to be on or about May 28, 2025 (the "Liquidation Date"). Shareholders of the Fund may continue to redeem their Fund shares through the Liquidation Date. As of the close of business on May 14, 2025, the Fund will not accept orders to purchase Fund shares from new investors or existing shareholders (including purchases through dividend reinvestments). From April 9, 2025 until the Liquidation Date, the Fund may depart from its stated goals, strategies and techniques as the Fund begins to convert all portfolio securities to cash or cash equivalents in preparation for the final distribution to shareholders. Any shareholder who purchased Class A or Class C Fund shares on or after April 1, 2025 will be reimbursed any applicable sales charge paid and will not be subject to any applicable contingent deferred sales charge.
Note H—Unaudited Financial Information:
The financial information included in this interim report is taken from the records of each Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

Financial Highlights
The following tables include selected data for a share outstanding throughout each fiscal period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. Net Assets with a zero balance, if any, may reflect actual amounts rounding to less than $0.1 million. A "—" indicates that the line item was not applicable in the corresponding fiscal period.
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Dividend Growth Fund
Institutional Class
2/28/2025 (Unaudited)	$21.71	$0.09	$0.66	$0.75	$(0.19)	$(0.37)	$—	$(0.56)
8/31/2024	$18.53	$0.20	$3.52	$3.72	$(0.21)	$(0.33)	$—	$(0.54)
8/31/2023	$17.10	$0.21	$1.92	$2.13	$(0.25)	$(0.45)	$—	$(0.70)
8/31/2022	$19.68	$0.21	$(2.09)	$(1.88)	$(0.17)	$(0.53)	$—	$(0.70)
8/31/2021	$14.76	$0.17	$4.97	$5.14	$(0.22)	$—	$—	$(0.22)
8/31/2020	$12.81	$0.21	$1.94	$2.15	$(0.20)	$—	$—	$(0.20)

Class A
2/28/2025 (Unaudited)	$21.74	$0.05	$0.66	$0.71	$(0.12)	$(0.37)	$—	$(0.49)
8/31/2024	$18.56	$0.13	$3.52	$3.65	$(0.14)	$(0.33)	$—	$(0.47)
8/31/2023	$17.13	$0.15	$1.92	$2.07	$(0.19)	$(0.45)	$—	$(0.64)
8/31/2022	$19.68	$0.15	$(2.10)	$(1.95)	$(0.07)	$(0.53)	$—	$(0.60)
8/31/2021	$14.76	$0.10	$4.99	$5.09	$(0.17)	$—	$—	$(0.17)
8/31/2020	$12.81	$0.16	$1.93	$2.09	$(0.14)	$—	$—	$(0.14)

Class C
2/28/2025 (Unaudited)	$21.47	$(0.03)	$0.65	$0.62	$—	$(0.37)	$—	$(0.37)
8/31/2024	$18.34	$(0.01)	$3.48	$3.47	$(0.01)	$(0.33)	$—	$(0.34)
8/31/2023	$16.92	$0.02	$1.91	$1.93	$(0.06)	$(0.45)	$—	$(0.51)
8/31/2022	$19.52	$(0.00)	$(2.07)	$(2.07)	$—	$(0.53)	$—	$(0.53)
8/31/2021	$14.65	$(0.03)	$4.95	$4.92	$(0.05)	$—	$—	$(0.05)
8/31/2020	$12.70	$0.06	$1.92	$1.98	$(0.03)	$—	$—	$(0.03)

Class R6
2/28/2025 (Unaudited)	$21.75	$0.10	$0.65	$0.75	$(0.21)	$(0.37)	$—	$(0.58)
8/31/2024	$18.56	$0.23	$3.52	$3.75	$(0.23)	$(0.33)	$—	$(0.56)
8/31/2023	$17.13	$0.23	$1.91	$2.14	$(0.26)	$(0.45)	$—	$(0.71)
8/31/2022	$19.70	$0.23	$(2.08)	$(1.85)	$(0.19)	$(0.53)	$—	$(0.72)
8/31/2021	$14.77	$0.18	$4.99	$5.17	$(0.24)	$—	$—	$(0.24)
8/31/2020	$12.82	$0.21	$1.95	$2.16	$(0.21)	$—	$—	$(0.21)
See Notes to Financial Highlights

Voluntary Contribution from Management	Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$21.90	3.52%[e]	$98.5	0.96%[f]	0.69%[f]	0.87%[f]	7%[e]
$—	$21.71	20.48%	$101.6	0.98%	0.69%	1.04%	18%
$—	$18.53	12.89%	$82.4	1.02%	0.69%	1.22%	18%
$—	$17.10	(9.99)%	$67.8	1.04%	0.69%	1.13%	21%
$—	$19.68	35.18%	$68.3	1.12%	0.70%	0.96%	32%
$—	$14.76	16.91%	$49.3	1.17%	0.69%	1.57%	39%

$—	$21.96	3.29%[e]	$2.1	1.39%[f]	1.05%[f]	0.50%[f]	7%[e]
$—	$21.74	20.04%	$2.2	1.40%	1.05%	0.68%	18%
$—	$18.56	12.51%	$1.8	1.45%	1.05%	0.87%	18%
$—	$17.13	(10.28)%	$1.6	1.48%	1.05%	0.79%	21%
$—	$19.68	34.73%	$1.4	1.59%	1.06%	0.60%	32%
$—	$14.76	16.41%	$1.5	1.62%	1.05%	1.19%	39%

$—	$21.72	2.89%[e]	$1.0	2.08%[f]	1.80%[f]	(0.25)%[f]	7%[e]
$—	$21.47	19.15%	$1.0	2.11%	1.80%	(0.07)%	18%
$—	$18.34	11.68%	$1.1	2.14%	1.80%	0.11%	18%
$—	$16.92	(10.96)%	$0.9	2.16%	1.80%	(0.02)%	21%
$—	$19.52	33.69%	$1.3	2.25%	1.81%	(0.16)%	32%
$—	$14.65	15.63%	$2.5	2.28%	1.80%	0.44%	39%

$—	$21.92	3.50%[e]	$0.0	1.25%[f]	0.59%[f]	0.90%[f]	7%[e]
$—	$21.75	20.62%	$0.0	1.07%	0.59%	1.18%	18%
$—	$18.56	12.98%	$0.1	1.25%	0.59%	1.31%	18%
$—	$17.13	(9.82)%	$0.0	1.25%	0.59%	1.22%	21%
$—	$19.70	35.34%	$0.0	1.42%	0.60%	1.06%	32%
$—	$14.77	16.98%	$0.0	1.18%	0.59%	1.61%	39%

Financial Highlights   (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Emerging Markets Equity Fund
Institutional Class
2/28/2025 (Unaudited)	$19.74	$(0.02)	$0.20	$0.18	$(0.03)	$—	$—	$(0.03)
8/31/2024	$17.11	$0.16	$2.70	$2.86	$(0.23)	$—	$—	$(0.23)
8/31/2023	$17.66	$0.20	$(0.68)	$(0.48)	$(0.07)	$—	$—	$(0.07)
8/31/2022	$23.55	$0.28	$(5.93)	$(5.65)	$(0.24)	$—	$—	$(0.24)
8/31/2021	$20.37	$0.06	$3.20	$3.26	$(0.08)	$—	$—	$(0.08)
8/31/2020	$18.76	$0.28	$1.70	$1.98	$(0.37)	$—	$—	$(0.37)

Class A
2/28/2025 (Unaudited)	$19.76	$(0.04)	$0.19	$0.15	$—	$—	$—	$—
8/31/2024	$17.15	$0.15	$2.67	$2.82	$(0.21)	$—	$—	$(0.21)
8/31/2023	$17.70	$0.18	$(0.70)	$(0.52)	$(0.03)	$—	$—	$(0.03)
8/31/2022	$23.60	$0.22	$(5.95)	$(5.73)	$(0.17)	$—	$—	$(0.17)
8/31/2021	$20.43	$(0.01)	$3.21	$3.20	$(0.03)	$—	$—	$(0.03)
8/31/2020	$18.82	$0.24	$1.69	$1.93	$(0.32)	$—	$—	$(0.32)

Class C
2/28/2025 (Unaudited)	$19.40	$(0.12)	$0.20	$0.08	$—	$—	$—	$—
8/31/2024	$16.84	$0.00	$2.65	$2.65	$(0.09)	$—	$—	$(0.09)
8/31/2023	$17.49	$0.02	$(0.67)	$(0.65)	$—	$—	$—	$—
8/31/2022	$23.43	$0.07	$(5.90)	$(5.83)	$(0.11)	$—	$—	$(0.11)
8/31/2021	$20.40	$(0.18)	$3.21	$3.03	$—	$—	$—	$—
8/31/2020	$18.77	$0.10	$1.68	$1.78	$(0.15)	$—	$—	$(0.15)

Class R3
2/28/2025 (Unaudited)	$19.61	$(0.08)	$0.19	$0.11	$—	$—	$—	$—
8/31/2024	$17.04	$0.07	$2.66	$2.73	$(0.16)	$—	$—	$(0.16)
8/31/2023	$17.62	$0.10	$(0.68)	$(0.58)	$—	$—	$—	$—
8/31/2022	$23.56	$0.14	$(5.94)	$(5.80)	$(0.14)	$—	$—	$(0.14)
8/31/2021	$20.45	$(0.11)	$3.22	$3.11	$—	$—	$—	$—
8/31/2020	$18.83	$0.16	$1.69	$1.85	$(0.23)	$—	$—	$(0.23)

Class R6
2/28/2025 (Unaudited)	$19.73	$(0.01)	$0.20	$0.19	$(0.05)	$—	$—	$(0.05)
8/31/2024	$17.11	$0.14	$2.73	$2.87	$(0.25)	$—	$—	$(0.25)
8/31/2023	$17.66	$0.22	$(0.68)	$(0.46)	$(0.09)	$—	$—	$(0.09)
8/31/2022	$23.56	$0.30	$(5.93)	$(5.63)	$(0.27)	$—	$—	$(0.27)
8/31/2021	$20.38	$0.10	$3.19	$3.29	$(0.11)	$—	$—	$(0.11)
8/31/2020	$18.77	$0.30	$1.71	$2.01	$(0.40)	$—	$—	$(0.40)
See Notes to Financial Highlights

Voluntary Contribution from Management	Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$19.89	0.90%[e]	$157.1	1.48%[f]	1.15%[f]	(0.19)%[f]	36%[e]
$—	$19.74	16.95%	$174.6	1.47%	1.16%[g]	0.93%	111%
$—	$17.11	(2.69)%	$453.5	1.34%	1.27%	1.20%	58%
$—	$17.66	(24.20)%	$652.5	1.23%	1.23%	1.37%	39%
$—	$23.55	16.04%	$972.1	1.23%	1.23%[h]	0.25%	47%
$—	$20.37	10.59%	$854.6	1.25%	1.25%[h]	1.45%	41%

$—	$19.91	0.76%[e]	$13.1	1.87%[f]	1.40%[f]	(0.45)%[f]	36%[e]
$—	$19.76	16.63%	$18.4	1.85%	1.41%[g]	0.84%	111%
$—	$17.15	(2.91)%	$19.3	1.70%	1.52%	1.05%	58%
$—	$17.70	(24.42)%	$18.9	1.59%	1.50%	1.08%	39%
$—	$23.60	15.68%	$32.2	1.57%	1.50%	(0.03)%	47%
$—	$20.43	10.28%	$31.7	1.60%	1.50%	1.27%	41%

$—	$19.48	0.41%[e]	$1.2	2.62%[f]	2.15%[f]	(1.19)%[f]	36%[e]
$—	$19.40	15.80%	$1.5	2.59%	2.16%[g]	0.03%	111%
$—	$16.84	(3.72)%	$1.9	2.44%	2.27%	0.14%	58%
$—	$17.49	(24.97)%	$3.5	2.33%	2.25%	0.32%	39%
$—	$23.43	14.85%	$6.6	2.31%	2.25%	(0.78)%	47%
$—	$20.40	9.47%	$6.1	2.33%	2.25%	0.53%	41%

$—	$19.72	0.56%[e]	$0.6	2.21%[f]	1.81%[f]	(0.85)%[f]	36%[e]
$—	$19.61	16.15%	$0.6	2.22%	1.82%[g]	0.42%	111%
$—	$17.04	(3.29)%	$0.6	2.08%	1.93%	0.59%	58%
$—	$17.62	(24.73)%	$0.7	1.94%	1.91%	0.70%	39%
$—	$23.56	15.21%	$0.8	1.91%	1.91%[h]	(0.47)%	47%
$—	$20.45	9.85%	$0.8	1.97%	1.91%	0.81%	41%

$—	$19.87	0.97%[e]	$15.3	1.39%[f]	1.05%[f]	(0.09)%[f]	36%[e]
$—	$19.73	17.02%	$15.2	1.31%	1.06%[g]	0.80%	111%
$—	$17.11	(2.57)%	$114.9	1.22%	1.17%	1.31%	58%
$—	$17.66	(24.13)%	$150.9	1.11%	1.11%	1.47%	39%
$—	$23.56	16.17%	$291.7	1.10%	1.10%[h]	0.43%	47%
$—	$20.38	10.72%	$194.2	1.15%	1.15%[h]	1.58%	41%

Financial Highlights   (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Equity Income Fund
Institutional Class
2/28/2025 (Unaudited)	$14.33	$0.16 [i]	$0.61	$0.77	$(0.15)	$(0.66)	$—	$(0.81)
8/31/2024	$12.82	$0.29	$1.99	$2.28	$(0.27)	$(0.50)	$—	$(0.77)
8/31/2023	$13.50	$0.34	$(0.03)	$0.31	$(0.33)	$(0.66)	$—	$(0.99)
8/31/2022	$15.01	$0.34	$(0.27)	$0.07	$(0.33)	$(1.25)	$—	$(1.58)
8/31/2021	$12.42	$0.31	$2.58	$2.89	$(0.30)	$—	$—	$(0.30)
8/31/2020	$12.98	$0.29	$(0.11)	$0.18	$(0.32)	$(0.42)	$—	$(0.74)

Class A
2/28/2025 (Unaudited)	$14.25	$0.13 [i]	$0.61	$0.74	$(0.12)	$(0.66)	$—	$(0.78)
8/31/2024	$12.76	$0.24	$1.97	$2.21	$(0.22)	$(0.50)	$—	$(0.72)
8/31/2023	$13.44	$0.29	$(0.03)	$0.26	$(0.28)	$(0.66)	$—	$(0.94)
8/31/2022	$14.95	$0.28	$(0.26)	$0.02	$(0.28)	$(1.25)	$—	$(1.53)
8/31/2021	$12.37	$0.27	$2.56	$2.83	$(0.25)	$—	$—	$(0.25)
8/31/2020	$12.93	$0.24	$(0.10)	$0.14	$(0.28)	$(0.42)	$—	$(0.70)

Class C
2/28/2025 (Unaudited)	$14.16	$0.08 [i]	$0.61	$0.69	$(0.07)	$(0.66)	$—	$(0.73)
8/31/2024	$12.67	$0.14	$1.97	$2.11	$(0.12)	$(0.50)	$—	$(0.62)
8/31/2023	$13.35	$0.19	$(0.03)	$0.16	$(0.18)	$(0.66)	$—	$(0.84)
8/31/2022	$14.85	$0.17	$(0.25)	$(0.08)	$(0.17)	$(1.25)	$—	$(1.42)
8/31/2021	$12.28	$0.16	$2.55	$2.71	$(0.14)	$—	$—	$(0.14)
8/31/2020	$12.83	$0.15	$(0.10)	$0.05	$(0.18)	$(0.42)	$—	$(0.60)

Class R3
2/28/2025 (Unaudited)	$14.24	$0.11 [i]	$0.61	$0.72	$(0.10)	$(0.66)	$—	$(0.76)
8/31/2024	$12.75	$0.21	$1.97	$2.18	$(0.19)	$(0.50)	$—	$(0.69)
8/31/2023	$13.44	$0.25	$(0.03)	$0.22	$(0.25)	$(0.66)	$—	$(0.91)
8/31/2022	$14.94	$0.24	$(0.26)	$(0.02)	$(0.23)	$(1.25)	$—	$(1.48)
8/31/2021	$12.34	$0.22	$2.57	$2.79	$(0.19)	$—	$—	$(0.19)
8/31/2020	$12.90	$0.21	$(0.11)	$0.10	$(0.24)	$(0.42)	$—	$(0.66)

Class E
2/28/2025 (Unaudited)	$14.34	$0.20 [i]	$0.60	$0.80	$(0.19)	$(0.66)	$—	$(0.85)
8/31/2024	$12.83	$0.38	$1.99	$2.37	$(0.36)	$(0.50)	$—	$(0.86)
8/31/2023	$13.51	$0.43	$(0.03)	$0.40	$(0.42)	$(0.66)	$—	$(1.08)
Period from 1/11/2022[k] to 8/31/2022	$14.55	$0.29	$(1.11)	$(0.82)	$(0.22)	$—	$—	$(0.22)
See Notes to Financial Highlights

Voluntary Contribution from Management	Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$14.29	5.63%[e,j]	$701.2	0.72%[f]	0.72%[f]	2.23%[f,i]	16%[e]
$—	$14.33	18.67%	$708.2	0.73%	0.73%	2.24%	28%
$—	$12.82	2.46%	$710.9	0.72%	0.72%	2.63%	30%
$—	$13.50	0.12%	$834.8	0.71%	0.71%	2.35%	44%
$—	$15.01	23.62%	$898.6	0.70%	0.70%	2.28%	35%
$—	$12.42	1.53%	$994.9	0.69%	0.69%	2.35%	56%

$—	$14.21	5.46%[e,j]	$156.6	1.08%[f]	1.08%[f]	1.87%[f,i]	16%[e]
$—	$14.25	18.17%	$158.6	1.09%	1.09%	1.88%	28%
$—	$12.76	2.09%	$157.8	1.08%	1.08%	2.26%	30%
$—	$13.44	(0.26)%	$170.7	1.07%	1.07%	1.98%	44%
$—	$14.95	23.19%	$186.8	1.06%	1.06%	1.93%	35%
$—	$12.37	1.14%	$153.1	1.06%	1.06%	1.99%	56%

$—	$14.12	5.09%[e,j]	$41.2	1.83%[f]	1.83%[f]	1.11%[f,i]	16%[e]
$—	$14.16	17.38%	$44.4	1.84%	1.84%	1.13%	28%
$—	$12.67	1.28%	$52.5	1.83%	1.83%	1.52%	30%
$—	$13.35	(0.98)%	$67.5	1.82%	1.82%	1.22%	44%
$—	$14.85	22.26%	$83.3	1.81%	1.81%	1.15%	35%
$—	$12.28	0.38%	$101.1	1.81%	1.81%	1.24%	56%

$—	$14.20	5.34%[e,j]	$0.9	1.36%[f]	1.36%[f]	1.62%[f,i]	16%[e]
$—	$14.24	17.90%	$0.8	1.37%	1.37%	1.62%	28%
$—	$12.75	1.73%	$0.6	1.37%	1.37%	1.97%	30%
$—	$13.44	(0.51)%	$0.5	1.38%	1.38%	1.66%	44%
$—	$14.94	22.82%	$0.6	1.34%	1.34%	1.61%	35%
$—	$12.34	0.82%	$1.6	1.33%	1.33%	1.71%	56%

$—	$14.29	5.91%[e,j]	$42.1	0.57%[f]	0.05%[f]	2.90%[f,i]	16%[e]
$—	$14.34	19.46%	$39.3	0.58%	0.06%	2.91%	28%
$—	$12.83	3.17%	$32.8	0.57%	0.06%	3.28%	30%
$—	$13.51	(5.66)%	$32.0	0.57%[f]	0.06%[f]	3.16%[f]	44%[l]

Financial Highlights   (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Focus Fund
Investor Class
2/28/2025 (Unaudited)	$29.60	$(0.03)	$2.41	$2.38	$(0.04)	$(0.02)	$—	$(0.06)
8/31/2024	$23.56	$0.10	$6.09	$6.19	$(0.15)	$—	$—	$(0.15)
8/31/2023	$21.08	$0.09	$2.40	$2.49	$(0.01)	$—	$—	$(0.01)
8/31/2022	$35.97	$(0.00)	$(9.12)	$(9.12)	$—	$(5.77)	$—	$(5.77)
8/31/2021	$28.76	$0.01	$8.80	$8.81	$—	$(1.60)	$—	$(1.60)
8/31/2020	$25.74	$0.03	$6.22	$6.25	$(0.17)	$(3.06)	$—	$(3.23)

Trust Class
2/28/2025 (Unaudited)	$29.40	$(0.06)	$2.40	$2.34	$—	$(0.02)	$—	$(0.02)
8/31/2024	$23.40	$0.05	$6.05	$6.10	$(0.10)	$—	$—	$(0.10)
8/31/2023	$20.97	$0.05	$2.38	$2.43	$—	$—	$—	$—
8/31/2022	$35.88	$(0.06)	$(9.08)	$(9.14)	$—	$(5.77)	$—	$(5.77)
8/31/2021	$28.75	$(0.05)	$8.78	$8.73	$—	$(1.60)	$—	$(1.60)
8/31/2020	$25.71	$(0.01)	$6.20	$6.19	$(0.09)	$(3.06)	$—	$(3.15)

Advisor Class
2/28/2025 (Unaudited)	$29.23	$(0.12)	$2.38	$2.26	$—	$(0.02)	$—	$(0.02)
8/31/2024	$23.25	$(0.01)	$6.02	$6.01	$(0.03)	$—	$—	$(0.03)
8/31/2023	$20.88	$0.01	$2.36	$2.37	$—	$—	$—	$—
8/31/2022	$35.80	$(0.10)	$(9.05)	$(9.15)	$—	$(5.77)	$—	$(5.77)
8/31/2021	$28.75	$(0.12)	$8.77	$8.65	$—	$(1.60)	$—	$(1.60)
8/31/2020	$25.69	$(0.05)	$6.19	$6.14	$(0.02)	$(3.06)	$—	$(3.08)

Institutional Class
2/28/2025 (Unaudited)	$29.72	$(0.00)	$2.42	$2.42	$(0.07)	$(0.02)	$—	$(0.09)
8/31/2024	$23.65	$0.14	$6.11	$6.25	$(0.18)	$—	$—	$(0.18)
8/31/2023	$21.17	$0.13	$2.40	$2.53	$(0.05)	$—	$—	$(0.05)
8/31/2022	$36.05	$0.05	$(9.16)	$(9.11)	$—	$(5.77)	$—	$(5.77)
8/31/2021	$28.78	$0.06	$8.81	$8.87	$—	$(1.60)	$—	$(1.60)
8/31/2020	$25.79	$0.07	$6.22	$6.29	$(0.24)	$(3.06)	$—	$(3.30)

Class A
2/28/2025 (Unaudited)	$29.36	$(0.06)	$2.39	$2.33	$—	$(0.02)	$—	$(0.02)
8/31/2024	$23.37	$0.05	$6.04	$6.09	$(0.10)	$—	$—	$(0.10)
8/31/2023	$20.94	$0.06	$2.37	$2.43	$—	$—	$—	$—
8/31/2022	$35.84	$(0.06)	$(9.07)	$(9.13)	$—	$(5.77)	$—	$(5.77)
8/31/2021	$28.73	$(0.06)	$8.77	$8.71	$—	$(1.60)	$—	$(1.60)
8/31/2020	$25.69	$(0.02)	$6.20	$6.18	$(0.08)	$(3.06)	$—	$(3.14)
See Notes to Financial Highlights

Voluntary Contribution from Management	Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$31.92	8.04%[e]	$682.9	0.89%[f]	0.89%[f]	(0.18)%[f]	7%[e]
$—	$29.60	26.38%	$659.4	0.91%	0.91%	0.38%	38%
$—	$23.56	11.82%	$567.7	0.91%	0.91%	0.43%	78%
$—	$21.08	(29.67)%	$553.0	0.89%	0.89%	(0.00)%	176%
$—	$35.97	32.06%	$865.3	0.88%	0.88%	0.03%	123%
$—	$28.76	26.17%	$700.6	0.92%	0.92%	0.14%	130%

$—	$31.72	7.97%[e]	$34.0	1.10%[f]	1.10%[f]	(0.38)%[f]	7%[e]
$—	$29.40	26.13%	$33.7	1.11%	1.11%	0.18%	38%
$—	$23.40	11.59%	$30.5	1.11%	1.11%	0.22%	78%
$—	$20.97	(29.82)%	$31.9	1.10%	1.10%	(0.21)%	176%
$—	$35.88	31.78%	$53.4	1.09%	1.09%	(0.18)%	123%
$—	$28.75	25.90%	$47.0	1.10%	1.10%	(0.04)%	130%

$—	$31.47	7.75%[e]	$1.0	1.49%[f]	1.49%[f]	(0.78)%[f]	7%[e]
$—	$29.23	25.87%	$0.9	1.34%	1.34%	(0.06)%	38%
$—	$23.25	11.35%	$1.0	1.34%	1.34%	0.03%	78%
$—	$20.88	(29.93)%	$1.0	1.25%	1.25%	(0.35)%	176%
$—	$35.80	31.49%	$2.1	1.29%	1.29%	(0.38)%	123%
$—	$28.75	25.70%	$1.9	1.27%	1.27%	(0.22)%	130%

$—	$32.05	8.15%[e]	$26.1	0.75%[f]	0.75%[f,h]	(0.02)%[f]	7%[e]
$—	$29.72	26.59%	$22.3	0.76%	0.75%	0.53%	38%
$—	$23.65	11.96%	$18.7	0.76%	0.75%	0.58%	78%
$—	$21.17	(29.57)%	$19.0	0.75%	0.75%	0.18%	176%
$—	$36.05	32.25%	$26.8	0.74%	0.74%[h]	0.17%	123%
$—	$28.78	26.32%	$14.1	0.75%	0.75%	0.26%	130%

$—	$31.67	7.95%[e]	$2.8	1.12%[f]	1.11%[f]	(0.40)%[f]	7%[e]
$—	$29.36	26.12%	$2.6	1.13%	1.11%	0.18%	38%
$—	$23.37	11.60%	$2.6	1.14%	1.11%	0.26%	78%
$—	$20.94	(29.83)%	$2.1	1.13%	1.11%	(0.21)%	176%
$—	$35.84	31.73%	$2.9	1.11%	1.11%[h]	(0.19)%	123%
$—	$28.73	25.90%	$3.0	1.12%	1.11%	(0.06)%	130%

Financial Highlights   (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Focus Fund (cont’d)
Class C
2/28/2025 (Unaudited)	$27.96	$(0.17)	$2.28	$2.11	$—	$(0.02)	$—	$(0.02)
8/31/2024	$22.34	$(0.14)	$5.76	$5.62	$—	$—	$—	$—
8/31/2023	$20.17	$(0.10)	$2.27	$2.17	$—	$—	$—	$—
8/31/2022	$34.97	$(0.27)	$(8.76)	$(9.03)	$—	$(5.77)	$—	$(5.77)
8/31/2021	$28.27	$(0.30)	$8.60	$8.30	$—	$(1.60)	$—	$(1.60)
8/31/2020	$25.42	$(0.20)	$6.11	$5.91	$—	$(3.06)	$—	$(3.06)

Genesis Fund
Investor Class
2/28/2025 (Unaudited)	$67.75	$(0.01)	$(3.02)	$(3.03)	$—	$(1.40)	$—	$(1.40)
8/31/2024	$60.75	$0.02	$8.82	$8.84	$(0.02)	$(1.82)	$—	$(1.84)
8/31/2023	$61.48	$0.06	$5.22	$5.28	$—	$(6.01)	$—	$(6.01)
8/31/2022	$80.18	$(0.08)	$(10.47)	$(10.55)	$—	$(8.15)	$—	$(8.15)
8/31/2021	$62.74	$(0.11)	$20.25	$20.14	$—	$(2.70)	$—	$(2.70)
8/31/2020	$58.54	$0.02	$7.59	$7.61	$(0.03)	$(3.38)	$—	$(3.41)

Trust Class
2/28/2025 (Unaudited)	$67.45	$(0.04)	$(3.02)	$(3.06)	$—	$(1.40)	$—	$(1.40)
8/31/2024	$60.52	$(0.04)	$8.80	$8.76	$(0.01)	$(1.82)	$—	$(1.83)
8/31/2023	$61.33	$0.00	$5.20	$5.20	$—	$(6.01)	$—	$(6.01)
8/31/2022	$80.07	$(0.14)	$(10.45)	$(10.59)	$—	$(8.15)	$—	$(8.15)
8/31/2021	$62.71	$(0.18)	$20.24	$20.06	$—	$(2.70)	$—	$(2.70)
8/31/2020	$58.54	$(0.03)	$7.59	$7.56	$(0.01)	$(3.38)	$—	$(3.39)

Advisor Class
2/28/2025 (Unaudited)	$66.11	$(0.12)	$(2.95)	$(3.07)	$—	$(1.40)	$—	$(1.40)
8/31/2024	$59.50	$(0.19)	$8.62	$8.43	$—	$(1.82)	$—	$(1.82)
8/31/2023	$60.53	$(0.14)	$5.12	$4.98	$—	$(6.01)	$—	$(6.01)
8/31/2022	$79.33	$(0.31)	$(10.34)	$(10.65)	$—	$(8.15)	$—	$(8.15)
8/31/2021	$62.31	$(0.36)	$20.08	$19.72	$—	$(2.70)	$—	$(2.70)
8/31/2020	$58.32	$(0.18)	$7.55	$7.37	$—	$(3.38)	$—	$(3.38)

Institutional Class
2/28/2025 (Unaudited)	$67.96	$0.05	$(3.05)	$(3.00)	$—	$(1.40)	$—	$(1.40)
8/31/2024	$60.91	$0.11	$8.85	$8.96	$(0.09)	$(1.82)	$—	$(1.91)
8/31/2023	$61.58	$0.15	$5.23	$5.38	$(0.05)	$(6.00)	$—	$(6.05)
8/31/2022	$80.18	$0.03	$(10.48)	$(10.45)	$—	$(8.15)	$—	$(8.15)
8/31/2021	$62.66	$0.00	$20.24	$20.24	$(0.02)	$(2.70)	$—	$(2.72)
8/31/2020	$58.48	$0.11	$7.58	$7.69	$(0.13)	$(3.38)	$—	$(3.51)
See Notes to Financial Highlights

Voluntary Contribution from Management	Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$30.05	7.56%[e]	$0.3	1.95%[f]	1.86%[f]	(1.14)%[f]	7%[e]
$—	$27.96	25.16%	$0.3	1.95%	1.86%	(0.57)%	38%
$—	$22.34	10.76%	$0.2	1.95%	1.86%	(0.47)%	78%
$—	$20.17	(30.35)%	$0.3	1.91%	1.86%	(1.01)%	176%
$—	$34.97	30.76%	$0.7	1.89%	1.86%	(1.00)%	123%
$—	$28.27	24.96%	$1.4	1.87%	1.86%	(0.81)%	130%

$—	$63.32	(4.65)%[e]	$1,631.5	0.99%[f]	0.99%[f]	(0.02)%[f]	10%[e]
$—	$67.75	14.95%	$1,794.5	0.99%	0.99%	0.03%	13%
$—	$60.75	9.64%	$1,663.4	0.99%	0.99%	0.10%	17%
$—	$61.48	(14.63)%	$1,664.6	0.99%	0.99%	(0.11)%	12%
$—	$80.18	32.89%	$2,106.8	0.99%	0.99%	(0.15)%	12%
$—	$62.74	13.48%	$1,677.3	1.01%	1.01%	0.03%	11%

$—	$62.99	(4.71)%[e]	$926.5	1.08%[f]	1.08%[f]	(0.11)%[f]	10%[e]
$—	$67.45	14.86%	$1,033.5	1.09%	1.09%	(0.07)%	13%
$—	$60.52	9.52%	$1,036.4	1.09%	1.09%	0.00%	17%
$—	$61.33	(14.71)%	$1,008.4	1.09%	1.09%	(0.21)%	12%
$—	$80.07	32.77%	$1,349.7	1.09%	1.09%	(0.25)%	12%
$—	$62.71	13.38%	$1,239.6	1.09%	1.09%	(0.06)%	11%

$—	$61.64	(4.82)%[e]	$88.6	1.34%[f]	1.34%[f]	(0.37)%[f]	10%[e]
$—	$66.11	14.55%	$102.5	1.34%	1.34%	(0.32)%	13%
$—	$59.50	9.27%	$102.1	1.34%	1.34%	(0.25)%	17%
$—	$60.53	(14.93)%	$108.6	1.34%	1.34%	(0.46)%	12%
$—	$79.33	32.43%	$148.2	1.34%	1.34%	(0.50)%	12%
$—	$62.31	13.10%	$131.3	1.35%	1.35%	(0.31)%	11%

$—	$63.56	(4.59)%[e]	$2,484.3	0.83%[f]	0.83%[f]	0.14%[f]	10%[e]
$—	$67.96	15.13%	$2,667.9	0.84%	0.84%	0.18%	13%
$—	$60.91	9.82%	$2,533.4	0.84%	0.84%	0.25%	17%
$—	$61.58	(14.50)%	$2,569.7	0.84%	0.84%	0.04%	12%
$—	$80.18	33.11%	$3,551.7	0.84%	0.84%	0.00%	12%
$—	$62.66	13.65%	$3,032.9	0.84%	0.84%	0.19%	11%

Financial Highlights   (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Genesis Fund (cont’d)
Class R6
2/28/2025 (Unaudited)	$67.93	$0.08	$(3.04)	$(2.96)	$(0.04)	$(1.40)	$—	$(1.44)
8/31/2024	$60.90	$0.17	$8.85	$9.02	$(0.17)	$(1.82)	$—	$(1.99)
8/31/2023	$61.61	$0.21	$5.23	$5.44	$(0.15)	$(6.00)	$—	$(6.15)
8/31/2022	$80.14	$0.10	$(10.48)	$(10.38)	$—	$(8.15)	$—	$(8.15)
8/31/2021	$62.62	$0.07	$20.23	$20.30	$(0.08)	$(2.70)	$—	$(2.78)
8/31/2020	$58.45	$0.16	$7.58	$7.74	$(0.19)	$(3.38)	$—	$(3.57)

Class E
2/28/2025 (Unaudited)	$68.24	$0.32	$(3.04)	$(2.72)	$(0.35)	$(1.40)	$—	$(1.75)
8/31/2024	$61.15	$0.61	$8.89	$9.50	$(0.59)	$(1.82)	$—	$(2.41)
8/31/2023	$61.89	$0.63	$5.23	$5.86	$(0.60)	$(6.00)	$—	$(6.60)
Period from 1/11/2022[k] to 8/31/2022	$71.07	$0.35	$(9.53)	$(9.18)	$—	$—	$—	$—

International Equity Fund
Investor Class
2/28/2025 (Unaudited)	$14.32	$0.01	$(0.30)	$(0.29)	$(0.21)	$(0.33)	$—	$(0.54)
8/31/2024	$12.13	$0.22 [i]	$2.26	$2.48	$(0.24)	$(0.05)	$—	$(0.29)
8/31/2023	$11.13	$0.16	$1.42	$1.58	$(0.09)	$(0.49)	$—	$(0.58)
8/31/2022	$17.18	$0.15	$(4.43)	$(4.28)	$(0.14)	$(1.63)	$—	$(1.77)
8/31/2021	$14.04	$0.11	$3.72	$3.83	$(0.09)	$(0.60)	$—	$(0.69)
8/31/2020	$12.47	$0.06	$1.84	$1.90	$(0.12)	$(0.22)	$—	$(0.34)

Trust Class
2/28/2025 (Unaudited)	$14.33	$0.00	$(0.30)	$(0.30)	$(0.20)	$(0.33)	$—	$(0.53)
8/31/2024	$12.13	$0.22 [i]	$2.25	$2.47	$(0.22)	$(0.05)	$—	$(0.27)
8/31/2023	$11.13	$0.15	$1.43	$1.58	$(0.09)	$(0.49)	$—	$(0.58)
8/31/2022	$17.18	$0.14	$(4.43)	$(4.29)	$(0.13)	$(1.63)	$—	$(1.76)
8/31/2021	$14.04	$0.09	$3.73	$3.82	$(0.08)	$(0.60)	$—	$(0.68)
8/31/2020	$12.46	$0.05	$1.85	$1.90	$(0.11)	$(0.22)	$—	$(0.33)

Institutional Class
2/28/2025 (Unaudited)	$14.35	$0.02	$(0.30)	$(0.28)	$(0.24)	$(0.33)	$—	$(0.57)
8/31/2024	$12.16	$0.25 [i]	$2.26	$2.51	$(0.27)	$(0.05)	$—	$(0.32)
8/31/2023	$11.14	$0.19	$1.43	$1.62	$(0.11)	$(0.49)	$—	$(0.60)
8/31/2022	$17.20	$0.18	$(4.43)	$(4.25)	$(0.18)	$(1.63)	$—	$(1.81)
8/31/2021	$14.06	$0.14	$3.72	$3.86	$(0.12)	$(0.60)	$—	$(0.72)
8/31/2020	$12.48	$0.09	$1.85	$1.94	$(0.15)	$(0.22)	$—	$(0.37)
See Notes to Financial Highlights

Voluntary Contribution from Management	Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$63.53	(4.53)%[e]	$4,508.8	0.73%[f]	0.73%[f]	0.24%[f]	10%[e]
$—	$67.93	15.24%	$4,789.0	0.74%	0.74%	0.28%	13%
$—	$60.90	9.92%	$4,566.4	0.74%	0.74%	0.35%	17%
$—	$61.61	(14.41)%	$4,463.8	0.74%	0.74%	0.14%	12%
$—	$80.14	33.23%	$5,744.7	0.74%	0.74%	0.09%	12%
$—	$62.62	13.74%	$4,420.9	0.75%	0.75%[h]	0.28%	11%

$—	$63.77	(4.20)%[e]	$163.8	0.68%[f]	0.02%[f]	0.95%[f]	10%[e]
$—	$68.24	16.08%	$168.7	0.69%	0.03%	0.99%	13%
$—	$61.15	10.70%	$146.3	0.69%	0.03%	1.06%	17%
$—	$61.89	(12.92)%	$134.0	0.70%[f]	0.03%[f]	0.86%[f]	12%[l]

$—	$13.49	(1.84)%[e]	$71.3	1.22%[f]	1.07%[f]	0.10%[f]	25%[e]
$—	$14.32	20.86%[j]	$76.1	1.26%	1.11%[m]	1.78%[i]	64%
$—	$12.13	14.72%	$71.2	1.21%	1.07%	1.41%	41%
$—	$11.13	(27.43)%	$67.5	1.19%	1.09%	1.09%	49%
$—	$17.18	28.24%	$102.9	1.16%	1.06%	0.70%	26%
$0.01	$14.04	15.39%[n]	$92.8	1.19%	1.08%	0.43%	45%

$—	$13.50	(1.89)%[e]	$22.9	1.29%[f]	1.14%[f]	0.04%[f]	25%[e]
$—	$14.33	20.81%[j]	$23.9	1.32%	1.17%[m]	1.71%[i]	64%
$—	$12.13	14.66%	$22.2	1.28%	1.14%	1.32%	41%
$—	$11.13	(27.49)%	$21.8	1.26%	1.16%	1.04%	49%
$—	$17.18	28.17%	$32.4	1.24%	1.14%	0.61%	26%
$0.01	$14.04	15.41%[n]	$28.7	1.23%	1.13%	0.40%	45%

$—	$13.50	(1.75)%[e]	$863.9	1.02%[f]	0.85%[f]	0.33%[f]	25%[e]
$—	$14.35	21.08%[j]	$919.5	1.06%	0.89%[m]	1.97%[i]	64%
$—	$12.16	15.09%	$870.5	1.03%	0.86%	1.59%	41%
$—	$11.14	(27.29)%	$953.7	1.00%	0.87%	1.30%	49%
$—	$17.20	28.45%	$1,654.0	0.98%	0.86%	0.92%	26%
$0.01	$14.06	15.74%[n]	$1,319.0	0.98%	0.85%	0.71%	45%

Financial Highlights   (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
International Equity Fund (cont’d)
Class A
2/28/2025 (Unaudited)	$14.38	$(0.00)	$(0.30)	$(0.30)	$(0.18)	$(0.33)	$—	$(0.51)
8/31/2024	$12.17	$0.20 [i]	$2.27	$2.47	$(0.21)	$(0.05)	$—	$(0.26)
8/31/2023	$11.17	$0.14	$1.43	$1.57	$(0.08)	$(0.49)	$—	$(0.57)
8/31/2022	$17.16	$0.13	$(4.44)	$(4.31)	$(0.05)	$(1.63)	$—	$(1.68)
8/31/2021	$14.03	$0.08	$3.73	$3.81	$(0.08)	$(0.60)	$—	$(0.68)
8/31/2020	$12.46	$0.04	$1.85	$1.89	$(0.11)	$(0.22)	$—	$(0.33)

Class C
2/28/2025 (Unaudited)	$14.17	$(0.05)	$(0.29)	$(0.34)	$(0.05)	$(0.33)	$—	$(0.38)
8/31/2024	$11.95	$0.10 [i]	$2.24	$2.34	$(0.07)	$(0.05)	$—	$(0.12)
8/31/2023	$10.99	$0.05	$1.42	$1.47	$(0.02)	$(0.49)	$—	$(0.51)
8/31/2022	$17.00	$0.03	$(4.39)	$(4.36)	$(0.02)	$(1.63)	$—	$(1.65)
8/31/2021	$13.94	$(0.03)	$3.69	$3.66	$—	$(0.60)	$—	$(0.60)
8/31/2020	$12.39	$(0.06)	$1.83	$1.77	$(0.01)	$(0.22)	$—	$(0.23)

Class R6
2/28/2025 (Unaudited)	$14.35	$0.03	$(0.31)	$(0.28)	$(0.26)	$(0.33)	$—	$(0.59)
8/31/2024	$12.18	$0.27 [i]	$2.25	$2.52	$(0.30)	$(0.05)	$—	$(0.35)
8/31/2023	$11.16	$0.21	$1.42	$1.63	$(0.12)	$(0.49)	$—	$(0.61)
8/31/2022	$17.22	$0.19	$(4.43)	$(4.24)	$(0.19)	$(1.63)	$—	$(1.82)
8/31/2021	$14.08	$0.15	$3.73	$3.88	$(0.14)	$(0.60)	$—	$(0.74)
8/31/2020	$12.49	$0.10	$1.87	$1.97	$(0.17)	$(0.22)	$—	$(0.39)

Class E
2/28/2025 (Unaudited)	$14.39	$0.07	$(0.30)	$(0.23)	$(0.35)	$(0.33)	$—	$(0.68)
8/31/2024	$12.25	$0.36 [i]	$2.26	$2.62	$(0.43)	$(0.05)	$—	$(0.48)
8/31/2023	$11.20	$0.29	$1.43	$1.72	$(0.18)	$(0.49)	$—	$(0.67)
Period from 1/11/2022[k] to 8/31/2022	$14.79	$0.19	$(3.78)	$(3.59)	$—	$—	$—	$—

International Select Fund
Trust Class
2/28/2025 (Unaudited)	$14.75	$0.00	$(0.17)	$(0.17)	$(0.13)	$(0.26)	$—	$(0.39)
8/31/2024	$12.63	$0.16	$2.29	$2.45	$(0.19)	$(0.14)	$—	$(0.33)
8/31/2023	$11.58	$0.16	$1.45	$1.61	$(0.10)	$(0.46)	$—	$(0.56)
8/31/2022	$17.62	$0.16	$(4.49)	$(4.33)	$(0.09)	$(1.62)	$—	$(1.71)
8/31/2021	$13.91	$0.10	$3.78	$3.88	$(0.07)	$(0.10)	$—	$(0.17)
8/31/2020	$12.30	$0.05	$1.94	$1.99	$(0.19)	$(0.19)	$—	$(0.38)
See Notes to Financial Highlights

Voluntary Contribution from Management	Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$13.57	(1.93)%[e]	$10.0	1.41%[f]	1.21%[f]	(0.04)%[f]	25%[e]
$—	$14.38	20.73%[j]	$12.4	1.45%	1.26%[m]	1.61%[i]	64%
$—	$12.17	14.56%	$11.8	1.41%	1.22%	1.22%	41%
$—	$11.17	(27.53)%	$11.1	1.37%	1.23%	0.91%	49%
$—	$17.16	28.05%	$66.1	1.35%	1.22%	0.54%	26%
$0.01	$14.03	15.27%[n]	$55.8	1.34%	1.21%	0.30%	45%

$—	$13.45	(2.25)%[e]	$2.5	2.16%[f]	1.96%[f]	(0.78)%[f]	25%[e]
$—	$14.17	19.72%[j]	$3.4	2.19%	2.01%[m]	0.79%[i]	64%
$—	$11.95	13.78%	$4.3	2.15%	1.97%	0.45%	41%
$—	$10.99	(28.09)%	$4.9	2.12%	1.98%	0.21%	49%
$—	$17.00	27.07%	$8.2	2.10%	1.97%	(0.22)%	26%
$0.01	$13.94	14.41%[n]	$7.4	2.09%	1.96%	(0.47)%	45%

$—	$13.48	(1.75)%[e]	$46.6	0.93%[f]	0.75%[f]	0.43%[f]	25%[e]
$—	$14.35	21.22%[j]	$49.9	0.97%	0.79%[m]	2.14%[i]	64%
$—	$12.18	15.15%	$41.5	0.93%	0.76%	1.80%	41%
$—	$11.16	(27.18)%	$27.7	0.90%	0.77%	1.29%	49%
$—	$17.22	28.57%	$86.0	0.88%	0.76%	1.00%	26%
$0.01	$14.08	15.91%[n]	$76.1	0.88%	0.75%	0.77%	45%

$—	$13.48	(1.35)%[e]	$38.0	0.87%[f]	0.06%[f]	1.12%[f]	25%[e]
$—	$14.39	22.09%[j]	$38.9	0.91%	0.10%[m]	2.81%[i]	64%
$—	$12.25	15.97%	$32.2	0.88%	0.07%	2.44%	41%
$—	$11.20	(24.27)%[e]	$28.1	0.86%[f]	0.07%[f]	2.42%[f]	49%[l]

$—	$14.19	(1.01)%[e]	$5.2	1.42%[f]	1.15%[f]	0.07%[f]	23%[e]
$—	$14.75	19.82%	$5.5	1.38%	1.15%[g]	1.24%	69%
$—	$12.63	14.41%	$4.9	1.47%	1.16%	1.29%	43%
$—	$11.58	(26.93)%	$4.5	1.41%	1.19%	1.11%	55%
$—	$17.62	28.12%	$6.6	1.41%	1.16%	0.67%	21%
$—	$13.91	16.28%	$5.3	1.41%	1.15%	0.41%	33%

Financial Highlights   (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
International Select Fund (cont’d)
Institutional Class
2/28/2025 (Unaudited)	$14.72	$0.03	$(0.18)	$(0.15)	$(0.18)	$(0.26)	$—	$(0.44)
8/31/2024	$12.60	$0.21	$2.28	$2.49	$(0.23)	$(0.14)	$—	$(0.37)
8/31/2023	$11.57	$0.20	$1.44	$1.64	$(0.15)	$(0.46)	$—	$(0.61)
8/31/2022	$17.60	$0.21	$(4.47)	$(4.26)	$(0.15)	$(1.62)	$—	$(1.77)
8/31/2021	$13.89	$0.16	$3.77	$3.93	$(0.12)	$(0.10)	$—	$(0.22)
8/31/2020	$12.28	$0.10	$1.93	$2.03	$(0.23)	$(0.19)	$—	$(0.42)

Class A
2/28/2025 (Unaudited)	$14.60	$0.00	$(0.18)	$(0.18)	$(0.13)	$(0.26)	$—	$(0.39)
8/31/2024	$12.50	$0.16	$2.27	$2.43	$(0.19)	$(0.14)	$—	$(0.33)
8/31/2023	$11.47	$0.15	$1.44	$1.59	$(0.10)	$(0.46)	$—	$(0.56)
8/31/2022	$17.47	$0.16	$(4.44)	$(4.28)	$(0.10)	$(1.62)	$—	$(1.72)
8/31/2021	$13.80	$0.10	$3.74	$3.84	$(0.07)	$(0.10)	$—	$(0.17)
8/31/2020	$12.21	$0.05	$1.92	$1.97	$(0.19)	$(0.19)	$—	$(0.38)

Class C
2/28/2025 (Unaudited)	$14.15	$(0.05)	$(0.17)	$(0.22)	$(0.01)	$(0.26)	$—	$(0.27)
8/31/2024	$12.13	$0.06	$2.20	$2.26	$(0.10)	$(0.14)	$—	$(0.24)
8/31/2023	$11.14	$0.06	$1.40	$1.46	$(0.01)	$(0.46)	$—	$(0.47)
8/31/2022	$17.09	$0.05	$(4.33)	$(4.28)	$(0.05)	$(1.62)	$—	$(1.67)
8/31/2021	$13.54	$(0.02)	$3.67	$3.65	$—	$(0.10)	$—	$(0.10)
8/31/2020	$11.99	$(0.04)	$1.87	$1.83	$(0.09)	$(0.19)	$—	$(0.28)

Class R3
2/28/2025 (Unaudited)	$14.43	$(0.01)	$(0.19)	$(0.20)	$(0.10)	$(0.26)	$—	$(0.36)
8/31/2024	$12.36	$0.12	$2.25	$2.37	$(0.16)	$(0.14)	$—	$(0.30)
8/31/2023	$11.35	$0.12	$1.42	$1.54	$(0.07)	$(0.46)	$—	$(0.53)
8/31/2022	$17.32	$0.12	$(4.39)	$(4.27)	$(0.08)	$(1.62)	$—	$(1.70)
8/31/2021	$13.67	$0.06	$3.71	$3.77	$(0.02)	$(0.10)	$—	$(0.12)
8/31/2020	$12.10	$0.02	$1.89	$1.91	$(0.15)	$(0.19)	$—	$(0.34)

Class R6
2/28/2025 (Unaudited)	$14.73	$0.04	$(0.19)	$(0.15)	$(0.19)	$(0.26)	$—	$(0.45)
8/31/2024	$12.61	$0.22	$2.28	$2.50	$(0.24)	$(0.14)	$—	$(0.38)
8/31/2023	$11.57	$0.21	$1.45	$1.66	$(0.16)	$(0.46)	$—	$(0.62)
8/31/2022	$17.61	$0.24	$(4.49)	$(4.25)	$(0.17)	$(1.62)	$—	$(1.79)
8/31/2021	$13.90	$0.13	$3.81	$3.94	$(0.13)	$(0.10)	$—	$(0.23)
8/31/2020	$12.29	$0.04	$2.00	$2.04	$(0.24)	$(0.19)	$—	$(0.43)
See Notes to Financial Highlights

Voluntary Contribution from Management	Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$14.13	(0.85)%[e]	$175.5	0.94%[f]	0.80%[f]	0.43%[f]	23%[e]
$—	$14.72	20.29%	$160.4	0.96%	0.80%[g]	1.60%	69%
$—	$12.60	14.68%	$137.5	0.98%	0.81%	1.65%	43%
$—	$11.57	(26.61)%	$119.9	1.00%	0.84%	1.48%	55%
$—	$17.60	28.57%	$152.5	0.97%	0.81%	1.01%	21%
$—	$13.89	16.68%	$138.9	0.94%	0.80%	0.79%	33%

$—	$14.03	(1.10)%[e]	$3.9	1.32%[f]	1.16%[f]	0.05%[f]	23%[e]
$—	$14.60	19.88%	$4.3	1.34%	1.16%[g]	1.21%	69%
$—	$12.50	14.34%	$3.9	1.36%	1.17%	1.28%	43%
$—	$11.47	(26.89)%	$3.1	1.37%	1.20%	1.10%	55%
$—	$17.47	28.07%	$4.5	1.34%	1.17%	0.66%	21%
$—	$13.80	16.22%	$3.2	1.31%	1.16%	0.36%	33%

$—	$13.66	(1.42)%[e]	$0.6	2.11%[f]	1.91%[f]	(0.70)%[f]	23%[e]
$—	$14.15	18.95%	$0.7	2.13%	1.91%[g]	0.46%	69%
$—	$12.13	13.49%	$0.7	2.16%	1.92%	0.52%	43%
$—	$11.14	(27.45)%	$0.5	2.15%	1.95%	0.38%	55%
$—	$17.09	27.11%	$0.8	2.12%	1.92%	(0.11)%	21%
$—	$13.54	15.37%	$0.9	2.06%	1.91%	(0.34)%	33%

$—	$13.87	(1.22)%[e]	$1.7	1.58%[f]	1.41%[f]	(0.19)%[f]	23%[e]
$—	$14.43	19.57%	$1.6	1.60%	1.41%[g]	0.97%	69%
$—	$12.36	14.04%	$1.4	1.63%	1.42%	1.03%	43%
$—	$11.35	(27.06)%	$1.2	1.64%	1.45%	0.87%	55%
$—	$17.32	27.74%	$1.9	1.60%	1.42%	0.38%	21%
$—	$13.67	15.93%	$2.2	1.57%	1.41%	0.18%	33%

$—	$14.13	(0.82)%[e]	$12.2	0.85%[f]	0.70%[f]	0.66%[f]	23%[e]
$—	$14.73	20.39%	$0.2	0.95%	0.70%[g]	1.68%	69%
$—	$12.61	14.90%	$0.1	0.96%	0.71%	1.71%	43%
$—	$11.57	(26.59)%	$0.2	0.89%	0.73%	1.58%	55%
$—	$17.61	28.65%	$1.3	0.88%	0.71%	0.83%	21%
$—	$13.90	16.77%	$1.9	0.84%	0.70%	0.28%	33%

Financial Highlights   (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
International Small Cap Fund
Institutional Class
2/28/2025 (Unaudited)	$14.74	$0.14	$(1.57)	$(1.43)	$(0.20)	$—	$—	$(0.20)
8/31/2024	$12.48	$0.18	$2.30	$2.48	$(0.22)	$—	$—	$(0.22)
8/31/2023	$12.08	$0.17	$0.84	$1.01	$—	$(0.61)	$—	$(0.61)
8/31/2022	$18.34	$0.11	$(5.54)	$(5.43)	$(0.11)	$(0.72)	$—	$(0.83)
8/31/2021	$13.86	$0.03	$4.96	$4.99	$(0.07)	$(0.44)	$—	$(0.51)
8/31/2020	$11.28	$0.02	$2.66	$2.68	$(0.10)	$—	$—	$(0.10)

Class A
2/28/2025 (Unaudited)	$14.59	$0.14	$(1.58)	$(1.44)	$(0.15)	$—	$—	$(0.15)
8/31/2024	$12.36	$0.13	$2.28	$2.41	$(0.18)	$—	$—	$(0.18)
8/31/2023	$12.00	$0.12	$0.85	$0.97	$—	$(0.61)	$—	$(0.61)
8/31/2022	$18.24	$0.02	$(5.47)	$(5.45)	$(0.07)	$(0.72)	$—	$(0.79)
8/31/2021	$13.82	$(0.03)	$4.94	$4.91	$(0.05)	$(0.44)	$—	$(0.49)
8/31/2020	$11.24	$(0.03)	$2.66	$2.63	$(0.05)	$—	$—	$(0.05)

Class C
2/28/2025 (Unaudited)	$14.01	$0.06	$(1.49)	$(1.43)	$(0.03)	$—	$—	$(0.03)
8/31/2024	$11.87	$0.03	$2.20	$2.23	$(0.09)	$—	$—	$(0.09)
8/31/2023	$11.64	$0.03	$0.81	$0.84	$—	$(0.61)	$—	$(0.61)
8/31/2022	$17.81	$(0.07)	$(5.36)	$(5.43)	$(0.02)	$(0.72)	$—	$(0.74)
8/31/2021	$13.55	$(0.15)	$4.85	$4.70	$—	$(0.44)	$—	$(0.44)
8/31/2020	$11.06	$(0.11)	$2.60	$2.49	$—	$—	$—	$—

Class R6
2/28/2025 (Unaudited)	$14.75	$0.17	$(1.59)	$(1.42)	$(0.22)	$—	$—	$(0.22)
8/31/2024	$12.48	$0.19	$2.31	$2.50	$(0.23)	$—	$—	$(0.23)
8/31/2023	$12.07	$0.18	$0.84	$1.02	$—	$(0.61)	$—	$(0.61)
8/31/2022	$18.32	$0.12	$(5.54)	$(5.42)	$(0.11)	$(0.72)	$—	$(0.83)
8/31/2021	$13.88	$0.04	$4.97	$5.01	$(0.13)	$(0.44)	$—	$(0.57)
8/31/2020	$11.29	$0.03	$2.67	$2.70	$(0.11)	$—	$—	$(0.11)

Intrinsic Value Fund
Institutional Class
2/28/2025 (Unaudited)	$21.21	$(0.03)	$0.08	$0.05	$—	$(0.20)	$—	$(0.20)
8/31/2024	$19.43	$(0.03)	$1.86	$1.83	$—	$(0.05)	$—	$(0.05)
8/31/2023	$19.00	$(0.01)	$1.11	$1.10	$—	$(0.67)	$—	$(0.67)
8/31/2022	$24.01	$(0.08)	$(3.45)	$(3.53)	$—	$(1.48)	$—	$(1.48)
8/31/2021[o]	$15.13	$(0.11)	$9.31	$9.20	$—	$(0.32)	$—	$(0.32)
8/31/2020[o]	$14.50	$(0.04)	$1.11	$1.07	$—	$(0.44)	$—	$(0.44)
See Notes to Financial Highlights

Voluntary Contribution from Management	Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$13.11	(9.70)%[e]	$3.0	5.93%[f]	1.05%[f]	2.05%[f]	8%[e]
$—	$14.74	20.16%	$3.3	9.65%	1.05%	1.36%	43%
$—	$12.48	8.63%	$2.7	10.78%	1.06%	1.41%	49%
$—	$12.08	(30.79)%	$2.7	10.11%	1.06%	0.72%	21%
$—	$18.34	36.97%	$2.8	13.09%	1.07%	0.20%	22%
$—	$13.86	23.84%	$1.4	5.81%	1.05%[g]	0.14%	14%

$—	$13.00	(9.90)%[e]	$0.5	6.34%[f]	1.41%[f]	2.07%[f]	8%[e]
$—	$14.59	19.74%	$0.4	10.13%	1.41%	1.01%	43%
$—	$12.36	8.34%	$0.3	11.22%	1.42%	0.97%	49%
$—	$12.00	(31.05)%	$0.2	10.46%	1.42%	0.11%	21%
$—	$18.24	36.43%	$0.5	13.62%	1.43%	(0.17)%	22%
$—	$13.82	23.41%	$0.2	6.40%	1.42%[g]	(0.23)%	14%

$—	$12.55	(10.24)%[e]	$0.1	7.13%[f]	2.16%[f]	0.94%[f]	8%[e]
$—	$14.01	18.89%	$0.1	10.83%	2.17%	0.26%	43%
$—	$11.87	7.45%	$0.1	11.99%	2.17%	0.29%	49%
$—	$11.64	(31.59)%	$0.1	11.24%	2.17%	(0.45)%	21%
$—	$17.81	35.48%	$0.2	14.29%	2.19%	(0.96)%	22%
$—	$13.55	22.51%	$0.1	6.93%	2.17%[g]	(0.97)%	14%

$—	$13.11	(9.65)%[e]	$3.1	5.55%[f]	0.95%[f]	2.46%[f]	8%[e]
$—	$14.75	20.34%	$0.3	9.58%	0.95%	1.45%	43%
$—	$12.48	8.72%	$0.3	10.73%	0.96%	1.50%	49%
$—	$12.07	(30.76)%	$0.3	10.00%	0.96%	0.78%	21%
$—	$18.32	37.14%	$0.4	13.03%	0.98%	0.25%	22%
$—	$13.88	24.01%	$0.3	5.71%	0.96%[g]	0.24%	14%

$—	$21.06	0.16%[e]	$1,023.5	0.95%[f]	0.95%[f]	(0.25)%[f]	6%[e]
$—	$21.21	9.44%	$1,104.2	0.95%	0.95%[g]	(0.16)%	21%
$—	$19.43	6.12%	$1,351.6	0.95%	0.95%	(0.04)%	10%
$—	$19.00	(15.58)%	$1,204.8	1.00%	1.00%[h]	(0.37)%	12%
$—	$24.01	61.43%	$979.4	1.01%	1.01%[h]	(0.54)%	23%
$—	$15.13	7.36%	$555.2	1.05%	1.00%	(0.29)%	19%

Financial Highlights   (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Intrinsic Value Fund (cont’d)
Class A
2/28/2025 (Unaudited)	$20.70	$(0.07)	$0.08	$0.01	$—	$(0.20)	$—	$(0.20)
8/31/2024	$19.03	$(0.10)	$1.82	$1.72	$—	$(0.05)	$—	$(0.05)
8/31/2023	$18.70	$(0.08)	$1.08	$1.00	$—	$(0.67)	$—	$(0.67)
8/31/2022	$23.74	$(0.16)	$(3.40)	$(3.56)	$—	$(1.48)	$—	$(1.48)
8/31/2021[o]	$15.02	$(0.19)	$9.23	$9.04	$—	$(0.32)	$—	$(0.32)
8/31/2020[o]	$14.44	$(0.09)	$1.11	$1.02	$—	$(0.44)	$—	$(0.44)

Class C
2/28/2025 (Unaudited)	$19.71	$(0.14)	$0.08	$(0.06)	$—	$(0.20)	$—	$(0.20)
8/31/2024	$18.26	$(0.24)	$1.74	$1.50	$—	$(0.05)	$—	$(0.05)
8/31/2023	$18.10	$(0.21)	$1.04	$0.83	$—	$(0.67)	$—	$(0.67)
8/31/2022	$23.19	$(0.30)	$(3.31)	$(3.61)	$—	$(1.48)	$—	$(1.48)
8/31/2021[o]	$14.79	$(0.33)	$9.05	$8.72	$—	$(0.32)	$—	$(0.32)
8/31/2020[o]	$14.34	$(0.19)	$1.08	$0.89	$—	$(0.44)	$—	$(0.44)

Class R6
2/28/2025 (Unaudited)	$21.36	$(0.02)	$0.08	$0.06	$—	$(0.20)	$—	$(0.20)
8/31/2024	$19.55	$(0.02)	$1.88	$1.86	$—	$(0.05)	$—	$(0.05)
8/31/2023	$19.09	$0.01	$1.12	$1.13	$—	$(0.67)	$—	$(0.67)
8/31/2022	$24.09	$(0.05)	$(3.47)	$(3.52)	$—	$(1.48)	$—	$(1.48)
8/31/2021[o]	$15.17	$(0.09)	$9.33	$9.24	$—	$(0.32)	$—	$(0.32)
8/31/2020[o]	$14.52	$(0.02)	$1.11	$1.09	$—	$(0.44)	$—	$(0.44)

Large Cap Growth Fund
Investor Class
2/28/2025[p] (Unaudited)	$28.97	$(0.02)	$2.02	$2.00	$(0.03)	$(1.73)	$—	$(1.76)
8/31/2024[p]	$24.23	$0.01	$5.80	$5.81	$(0.07)	$(1.00)	$—	$(1.07)
8/31/2023[p]	$21.86	$0.04	$3.60	$3.64	$(0.00)	$(1.27)	$—	$(1.27)
8/31/2022[p]	$29.38	$0.03	$(4.60)	$(4.57)	$(0.02)	$(2.93)	$—	$(2.95)
8/31/2021	$23.38	$0.03	$7.76	$7.79	$(0.05)	$(1.74)	$—	$(1.79)
8/31/2020	$18.30	$0.05	$6.20	$6.25	$(0.07)	$(1.10)	$—	$(1.17)

Trust Class
2/28/2025[p] (Unaudited)	$28.77	$(0.05)	$1.99	$1.94	$(0.00)	$(1.73)	$—	$(1.73)
8/31/2024[p]	$24.09	$(0.04)	$5.76	$5.72	$(0.04)	$(1.00)	$—	$(1.04)
8/31/2023[p]	$21.78	$(0.00)	$3.58	$3.58	$(0.00)	$(1.27)	$—	$(1.27)
8/31/2022[p]	$29.31	$(0.02)	$(4.58)	$(4.60)	$(0.00)	$(2.93)	$—	$(2.93)
8/31/2021	$23.36	$(0.02)	$7.74	$7.72	$(0.03)	$(1.74)	$—	$(1.77)
8/31/2020	$18.28	$0.02	$6.20	$6.22	$(0.04)	$(1.10)	$—	$(1.14)
See Notes to Financial Highlights

Voluntary Contribution from Management	Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$20.51	(0.03)%[e]	$39.9	1.32%[f]	1.32%[f]	(0.62)%[f]	6%[e]
$—	$20.70	9.06%	$44.1	1.31%	1.31%[g]	(0.52)%	21%
$—	$19.03	5.67%	$75.0	1.34%	1.34%[h]	(0.44)%	10%
$—	$18.70	(15.90)%	$49.0	1.36%	1.36%[h]	(0.73)%	12%
$—	$23.74	60.81%	$51.4	1.37%	1.37%	(0.90)%	23%
$—	$15.02	7.04%	$21.0	1.43%	1.36%	(0.65)%	19%

$—	$19.45	(0.38)%[e]	$15.9	2.06%[f]	2.06%[f]	(1.37)%[f]	6%[e]
$—	$19.71	8.24%	$17.3	2.07%	2.07%[g]	(1.28)%	21%
$—	$18.26	4.89%	$19.4	2.09%	2.09%[h]	(1.18)%	10%
$—	$18.10	(16.52)%	$20.4	2.11%	2.11%[h]	(1.48)%	12%
$—	$23.19	59.58%	$18.4	2.12%	2.12%[h]	(1.65)%	23%
$—	$14.79	6.16%	$11.3	2.16%	2.11%	(1.38)%	19%

$—	$21.22	0.21%[e]	$105.7	0.85%[f]	0.85%[f]	(0.15)%[f]	6%[e]
$—	$21.36	9.54%	$114.8	0.86%	0.86%[g]	(0.08)%	21%
$—	$19.55	6.25%	$104.5	0.85%	0.85%	0.06%	10%
$—	$19.09	(15.49)%	$101.3	0.86%	0.86%	(0.23)%	12%
$—	$24.09	61.54%	$84.0	0.89%	0.89%[h]	(0.44)%	23%
$—	$15.17	7.49%	$0.1	0.97%	0.90%	(0.17)%	19%

$—	$29.21	6.67%[e]	$1,885.2	0.79%[f]	0.79%[f]	(0.13)%[f]	17%[e]
$—	$28.97	24.80%	$1,832.4	0.81%	0.81%	0.05%	30%
$—	$24.23	18.03%	$1,565.1	0.83%	0.83%	0.20%	35%
$—	$21.86	(17.16)%	$1,408.1	0.83%	0.83%	0.11%	32%
$—	$29.38	35.49%	$1,812.9	0.82%	0.82%	0.11%	28%
$—	$23.38	35.76%	$1,419.5	0.87%	0.87%	0.26%	49%

$—	$28.98	6.61%[e]	$45.9	1.00%[f]	1.00%[f]	(0.34)%[f]	17%[e]
$—	$28.77	24.54%	$48.0	1.01%	1.01%	(0.15)%	30%
$—	$24.09	17.82%	$40.8	1.03%	1.03%	(0.00)%	35%
$—	$21.78	(17.31)%	$37.7	1.03%	1.03%	(0.10)%	32%
$—	$29.31	35.21%	$52.5	1.03%	1.03%	(0.09)%	28%
$—	$23.36	35.55%	$42.7	1.05%	1.05%	0.08%	49%

Financial Highlights   (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Large Cap Growth Fund (cont’d)
Advisor Class
2/28/2025[p] (Unaudited)	$28.17	$(0.12)	$1.95	$1.83	$—	$(1.73)	$—	$(1.73)
8/31/2024[p]	$23.69	$(0.15)	$5.65	$5.50	$—	$(1.02)	$—	$(1.02)
8/31/2023[p]	$21.53	$(0.09)	$3.52	$3.43	$(0.00)	$(1.27)	$—	$(1.27)
8/31/2022[p]	$29.05	$(0.07)	$(4.53)	$(4.60)	$—	$(2.92)	$—	$(2.92)
8/31/2021	$23.20	$(0.05)	$7.66	$7.61	$(0.02)	$(1.74)	$—	$(1.76)
8/31/2020	$18.20	$(0.04)	$6.17	$6.13	$(0.03)	$(1.10)	$—	$(1.13)

Institutional Class
2/28/2025[p] (Unaudited)	$29.05	$0.00	$2.02	$2.02	$(0.04)	$(1.73)	$—	$(1.77)
8/31/2024[p]	$24.31	$0.05	$5.82	$5.87	$(0.13)	$(1.00)	$—	$(1.13)
8/31/2023[p]	$21.89	$0.08	$3.61	$3.69	$(0.00)	$(1.27)	$—	$(1.27)
8/31/2022[p]	$29.42	$0.07	$(4.62)	$(4.55)	$(0.05)	$(2.93)	$—	$(2.98)
8/31/2021	$23.41	$0.06	$7.77	$7.83	$(0.08)	$(1.74)	$—	$(1.82)
8/31/2020	$18.32	$0.08	$6.22	$6.30	$(0.11)	$(1.10)	$—	$(1.21)

Class A
2/28/2025[p] (Unaudited)	$28.70	$(0.05)	$1.99	$1.94	$(0.00)	$(1.73)	$—	$(1.73)
8/31/2024[p]	$24.04	$(0.04)	$5.74	$5.70	$(0.04)	$(1.00)	$—	$(1.04)
8/31/2023[p]	$21.74	$(0.00)	$3.57	$3.57	$(0.00)	$(1.27)	$—	$(1.27)
8/31/2022[p]	$29.27	$(0.02)	$(4.59)	$(4.61)	$—	$(2.92)	$—	$(2.92)
8/31/2021	$23.34	$(0.03)	$7.73	$7.70	$(0.03)	$(1.74)	$—	$(1.77)
8/31/2020	$18.28	$0.02	$6.19	$6.21	$(0.05)	$(1.10)	$—	$(1.15)

Class C
2/28/2025[p] (Unaudited)	$27.27	$(0.15)	$1.89	$1.74	$—	$(1.73)	$—	$(1.73)
8/31/2024[p]	$23.03	$(0.23)	$5.49	$5.26	$—	$(1.02)	$—	$(1.02)
8/31/2023[p]	$21.03	$(0.16)	$3.43	$3.27	$(0.00)	$(1.27)	$—	$(1.27)
8/31/2022[p]	$28.61	$(0.20)	$(4.46)	$(4.66)	$—	$(2.92)	$—	$(2.92)
8/31/2021	$22.98	$(0.21)	$7.58	$7.37	$—	$(1.74)	$—	$(1.74)
8/31/2020	$18.10	$(0.13)	$6.11	$5.98	$—	$(1.10)	$—	$(1.10)

Class R3
2/28/2025[p] (Unaudited)	$28.20	$(0.09)	$1.96	$1.87	$—	$(1.73)	$—	$(1.73)
8/31/2024[p]	$23.68	$(0.11)	$5.65	$5.54	$(0.02)	$(1.00)	$—	$(1.02)
8/31/2023[p]	$21.49	$(0.06)	$3.52	$3.46	$(0.00)	$(1.27)	$—	$(1.27)
8/31/2022[p]	$29.05	$(0.10)	$(4.54)	$(4.64)	$—	$(2.92)	$—	$(2.92)
8/31/2021	$23.22	$(0.11)	$7.69	$7.58	$(0.01)	$(1.74)	$—	$(1.75)
8/31/2020	$18.22	$(0.05)	$6.16	$6.11	$(0.01)	$(1.10)	$—	$(1.11)
See Notes to Financial Highlights

Voluntary Contribution from Management	Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$28.27	6.39%[e]	$0.3	2.03%[f]	1.50%[f]	(0.84)%[f]	17%[e]
$—	$28.17	23.99%	$0.2	1.44%	1.44%	(0.59)%	30%
$—	$23.69	17.30%	$0.2	1.34%	1.34%	(0.43)%	35%
$—	$21.53	(17.45)%	$2.3	1.17%	1.17%	(0.29)%	32%
$—	$29.05	34.95%	$8.0	1.19%	1.19%	(0.18)%	28%
$—	$23.20	35.18%	$0.2	1.32%	1.32%	(0.21)%	49%

$—	$29.30	6.73%[e]	$468.7	0.65%[f]	0.65%[f]	0.02%[f]	17%[e]
$—	$29.05	25.00%	$571.5	0.66%	0.66%	0.20%	30%
$—	$24.31	18.24%	$415.8	0.68%	0.68%	0.34%	35%
$—	$21.89	(17.06)%	$245.1	0.68%	0.68%	0.28%	32%
$—	$29.42	35.68%	$204.8	0.67%	0.67%	0.26%	28%
$—	$23.41	36.03%	$149.6	0.70%	0.70%	0.43%	49%

$—	$28.91	6.55%[e]	$29.4	1.02%[f]	1.02%[f]	(0.36)%[f]	17%[e]
$—	$28.70	24.51%	$26.7	1.02%	1.02%	(0.17)%	30%
$—	$24.04	17.80%	$23.4	1.05%	1.05%	(0.01)%	35%
$—	$21.74	(17.33)%	$12.4	1.05%	1.05%	(0.09)%	32%
$—	$29.27	35.15%	$10.0	1.05%	1.05%	(0.12)%	28%
$—	$23.34	35.49%	$6.1	1.07%	1.07%	0.12%	49%

$—	$27.28	6.15%[e]	$23.5	1.76%[f]	1.76%[f]	(1.10)%[f]	17%[e]
$—	$27.27	23.62%	$23.3	1.77%	1.77%	(0.93)%	30%
$—	$23.03	16.94%	$12.2	1.79%	1.79%	(0.74)%	35%
$—	$21.03	(17.97)%	$3.4	1.80%	1.80%	(0.85)%	32%
$—	$28.61	34.17%	$3.1	1.79%	1.79%	(0.86)%	28%
$—	$22.98	34.53%	$2.3	1.81%	1.81%	(0.70)%	49%

$—	$28.34	6.41%[e]	$1.1	1.28%[f]	1.28%[f]	(0.62)%[f]	17%[e]
$—	$28.20	24.18%	$1.5	1.28%	1.28%	(0.42)%	30%
$—	$23.68	17.48%	$1.1	1.35%	1.35%[h]	(0.27)%	35%
$—	$21.49	(17.60)%	$0.4	1.36%	1.36%[h]	(0.41)%	32%
$—	$29.05	34.77%	$0.4	1.38%	1.36%	(0.45)%	28%
$—	$23.22	35.06%	$0.2	1.36%	1.36%[h]	(0.25)%	49%

Financial Highlights   (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Large Cap Growth Fund (cont’d)
Class R6
2/28/2025[p] (Unaudited)	$29.09	$0.01	$2.03	$2.04	$(0.09)	$(1.73)	$—	$(1.82)
8/31/2024[p]	$24.34	$0.07	$5.83	$5.90	$(0.15)	$(1.00)	$—	$(1.15)
8/31/2023[p]	$21.90	$0.09	$3.62	$3.71	$(0.00)	$(1.27)	$—	$(1.27)
8/31/2022[p]	$29.42	$0.07	$(4.60)	$(4.53)	$(0.06)	$(2.93)	$—	$(2.99)
8/31/2021	$23.41	$0.07	$7.77	$7.84	$(0.09)	$(1.74)	$—	$(1.83)
8/31/2020	$18.32	$0.09	$6.22	$6.31	$(0.12)	$(1.10)	$—	$(1.22)

Large Cap Value Fund
Investor Class
2/28/2025 (Unaudited)	$47.30	$0.40	$0.56	$0.96	$(0.98)	$—	$—	$(0.98)
8/31/2024	$42.37	$0.90	$5.04	$5.94	$(1.01)	$—	$—	$(1.01)
8/31/2023	$40.77	$0.86	$1.41	$2.27	$(0.67)	$—	$—	$(0.67)
8/31/2022	$44.85	$0.80	$(2.65)	$(1.85)	$(0.55)	$(1.68)	$—	$(2.23)
8/31/2021	$30.38	$0.66	$14.39	$15.05	$(0.49)	$(0.09)	$—	$(0.58)
8/31/2020	$30.58	$0.59	$0.46	$1.05	$(0.60)	$(0.65)	$—	$(1.25)

Trust Class
2/28/2025 (Unaudited)	$47.34	$0.35	$0.57	$0.92	$(0.85)	$—	$—	$(0.85)
8/31/2024	$42.38	$0.81	$5.06	$5.87	$(0.91)	$—	$—	$(0.91)
8/31/2023	$40.78	$0.78	$1.41	$2.19	$(0.59)	$—	$—	$(0.59)
8/31/2022	$44.86	$0.72	$(2.65)	$(1.93)	$(0.47)	$(1.68)	$—	$(2.15)
8/31/2021	$30.39	$0.58	$14.41	$14.99	$(0.43)	$(0.09)	$—	$(0.52)
8/31/2020	$30.59	$0.54	$0.45	$0.99	$(0.54)	$(0.65)	$—	$(1.19)

Advisor Class
2/28/2025 (Unaudited)	$47.33	$0.31	$0.57	$0.88	$(0.79)	$—	$—	$(0.79)
8/31/2024	$42.38	$0.75	$5.06	$5.81	$(0.86)	$—	$—	$(0.86)
8/31/2023	$40.78	$0.71	$1.41	$2.12	$(0.52)	$—	$—	$(0.52)
8/31/2022	$44.85	$0.64	$(2.64)	$(2.00)	$(0.39)	$(1.68)	$—	$(2.07)
8/31/2021	$30.40	$0.51	$14.41	$14.92	$(0.38)	$(0.09)	$—	$(0.47)
8/31/2020	$30.60	$0.49	$0.46	$0.95	$(0.50)	$(0.65)	$—	$(1.15)

Institutional Class
2/28/2025 (Unaudited)	$47.30	$0.43	$0.57	$1.00	$(1.03)	$—	$—	$(1.03)
8/31/2024	$42.35	$0.96	$5.05	$6.01	$(1.06)	$—	$—	$(1.06)
8/31/2023	$40.75	$0.93	$1.41	$2.34	$(0.74)	$—	$—	$(0.74)
8/31/2022	$44.84	$0.88	$(2.65)	$(1.77)	$(0.64)	$(1.68)	$—	$(2.32)
8/31/2021	$30.38	$0.84	$14.26	$15.10	$(0.55)	$(0.09)	$—	$(0.64)
8/31/2020	$30.57	$0.64	$0.47	$1.11	$(0.65)	$(0.65)	$—	$(1.30)
See Notes to Financial Highlights

Voluntary Contribution from Management	Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$29.31	6.88%[e]	$91.4	0.56%[f]	0.56%[f,h]	0.03%[f]	17%[e]
$—	$29.09	25.09%	$7.4	0.60%	0.58%	0.26%	30%
$—	$24.34	18.33%	$4.7	0.59%	0.59%[h]	0.40%	35%
$—	$21.90	(17.01)%	$0.2	0.66%	0.65%	0.28%	32%
$—	$29.42	35.72%	$0.2	0.68%	0.65%	0.26%	28%
$—	$23.41	36.09%	$0.0	0.65%	0.65%[h]	0.47%	49%

$—	$47.28	2.10%[e]	$1,501.2	0.75%[f]	0.75%[f]	1.69%[f]	62%[e]
$—	$47.30	14.41%	$1,546.0	0.75%	0.75%	2.11%	81%
$—	$42.37	5.56%	$1,570.7	0.75%	0.75%	2.02%	81%
$—	$40.77	(4.38)%	$1,556.5	0.75%	0.75%	1.81%	82%
$—	$44.85	50.05%	$1,628.3	0.78%	0.78%	1.67%	89%
$—	$30.38	3.23%	$1,087.2	0.85%	0.85%	1.99%	157%

$—	$47.41	1.99%[e]	$84.3	0.95%[f]	0.95%[f]	1.48%[f]	62%[e]
$—	$47.34	14.18%	$91.3	0.95%	0.95%	1.91%	81%
$—	$42.38	5.35%	$119.0	0.95%	0.95%	1.83%	81%
$—	$40.78	(4.56)%	$117.2	0.96%	0.96%	1.61%	82%
$—	$44.86	49.76%	$112.1	0.99%	0.99%	1.47%	89%
$—	$30.39	3.05%	$65.4	1.03%	1.03%	1.82%	157%

$—	$47.42	1.91%[e]	$120.1	1.10%[f]	1.10%[f]	1.33%[f]	62%[e]
$—	$47.33	14.03%	$130.3	1.10%	1.10%	1.76%	81%
$—	$42.38	5.19%	$134.6	1.10%	1.10%	1.67%	81%
$—	$40.78	(4.70)%	$133.5	1.11%	1.11%	1.45%	82%
$—	$44.85	49.48%	$138.0	1.14%	1.14%	1.31%	89%
$—	$30.40	2.90%	$99.7	1.18%	1.18%	1.66%	157%

$—	$47.27	2.17%[e]	$5,633.2	0.60%[f]	0.60%[f]	1.83%[f]	62%[e]
$—	$47.30	14.60%	$6,276.2	0.60%	0.60%	2.26%	81%
$—	$42.35	5.72%	$9,281.6	0.60%	0.60%	2.19%	81%
$—	$40.75	(4.21)%	$7,555.8	0.61%	0.61%	2.00%	82%
$—	$44.84	50.25%	$4,146.7	0.62%	0.62%	1.96%	89%
$—	$30.38	3.42%	$365.3	0.68%	0.68%	2.15%	157%

Financial Highlights   (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Large Cap Value Fund (cont’d)
Class A
2/28/2025 (Unaudited)	$47.32	$0.35	$0.56	$0.91	$(0.84)	$—	$—	$(0.84)
8/31/2024	$42.36	$0.80	$5.05	$5.85	$(0.89)	$—	$—	$(0.89)
8/31/2023	$40.76	$0.77	$1.41	$2.18	$(0.58)	$—	$—	$(0.58)
8/31/2022	$44.87	$0.71	$(2.65)	$(1.94)	$(0.49)	$(1.68)	$—	$(2.17)
8/31/2021	$30.39	$0.64	$14.33	$14.97	$(0.40)	$(0.09)	$—	$(0.49)
8/31/2020	$30.59	$0.53	$0.45	$0.98	$(0.53)	$(0.65)	$—	$(1.18)

Class C
2/28/2025 (Unaudited)	$47.16	$0.17	$0.58	$0.75	$(0.49)	$—	$—	$(0.49)
8/31/2024	$42.20	$0.49	$5.05	$5.54	$(0.58)	$—	$—	$(0.58)
8/31/2023	$40.61	$0.46	$1.39	$1.85	$(0.26)	$—	$—	$(0.26)
8/31/2022	$44.90	$0.39	$(2.64)	$(2.25)	$(0.36)	$(1.68)	$—	$(2.04)
8/31/2021	$30.30	$0.40	$14.30	$14.70	$(0.01)	$(0.09)	$—	$(0.10)
8/31/2020	$30.61	$0.31	$0.44	$0.75	$(0.41)	$(0.65)	$—	$(1.06)

Class R3
2/28/2025 (Unaudited)	$47.09	$0.28	$0.57	$0.85	$(0.74)	$—	$—	$(0.74)
8/31/2024	$42.23	$0.69	$5.03	$5.72	$(0.86)	$—	$—	$(0.86)
8/31/2023	$40.64	$0.67	$1.38	$2.05	$(0.46)	$—	$—	$(0.46)
8/31/2022	$44.88	$0.60	$(2.64)	$(2.04)	$(0.52)	$(1.68)	$—	$(2.20)
8/31/2021	$30.42	$0.52	$14.36	$14.88	$(0.33)	$(0.09)	$—	$(0.42)
8/31/2020	$30.62	$0.45	$0.45	$0.90	$(0.45)	$(0.65)	$—	$(1.10)

Class R6
2/28/2025 (Unaudited)	$47.30	$0.45	$0.57	$1.02	$(1.09)	$—	$—	$(1.09)
8/31/2024	$42.40	$1.01	$5.04	$6.05	$(1.15)	$—	$—	$(1.15)
8/31/2023	$40.81	$0.98	$1.39	$2.37	$(0.78)	$—	$—	$(0.78)
8/31/2022	$44.89	$0.94	$(2.67)	$(1.73)	$(0.67)	$(1.68)	$—	$(2.35)
8/31/2021	$30.41	$0.78	$14.37	$15.15	$(0.58)	$(0.09)	$—	$(0.67)
8/31/2020	$30.59	$0.63	$0.51	$1.14	$(0.67)	$(0.65)	$—	$(1.32)

Class E
2/28/2025 (Unaudited)	$47.48	$0.57	$0.56	$1.13	$(1.33)	$—	$—	$(1.33)
8/31/2024	$42.54	$1.21	$5.06	$6.27	$(1.33)	$—	$—	$(1.33)
8/31/2023	$40.93	$1.17	$1.42	$2.59	$(0.98)	$—	$—	$(0.98)
Period from 1/11/2022[k] to 8/31/2022	$45.60	$0.73	$(5.40)	$(4.67)	$—	$—	$—	$—
See Notes to Financial Highlights

Voluntary Contribution from Management	Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$47.39	1.98%[e]	$184.0	0.98%[f]	0.98%[f]	1.48%[f]	62%[e]
$—	$47.32	14.16%	$165.1	0.98%	0.98%	1.88%	81%
$—	$42.36	5.32%	$215.3	0.98%	0.98%	1.80%	81%
$—	$40.76	(4.58)%	$201.5	0.98%	0.98%	1.61%	82%
$—	$44.87	49.67%	$136.5	1.01%	1.01%	1.51%	89%
$—	$30.39	3.03%	$23.4	1.05%	1.05%	1.73%	157%

$—	$47.42	1.61%[e]	$207.7	1.71%[f]	1.71%[f]	0.72%[f]	62%[e]
$—	$47.16	13.33%	$224.6	1.72%	1.72%	1.15%	81%
$—	$42.20	4.54%	$269.1	1.71%	1.71%	1.07%	81%
$—	$40.61	(5.28)%	$222.8	1.72%	1.72%	0.90%	82%
$—	$44.90	48.59%	$102.3	1.74%	1.74%	0.94%	89%
$—	$30.30	2.27%	$14.7	1.81%	1.81%	1.04%	157%

$—	$47.20	1.84%[e]	$10.1	1.24%[f]	1.24%[f]	1.21%[f]	62%[e]
$—	$47.09	13.87%	$9.3	1.24%	1.24%	1.63%	81%
$—	$42.23	5.04%	$11.4	1.24%	1.24%	1.57%	81%
$—	$40.64	(4.82)%	$6.8	1.24%	1.24%	1.36%	82%
$—	$44.88	49.26%	$2.0	1.29%	1.29%	1.29%	89%
$—	$30.42	2.74%	$0.6	1.34%	1.34%[h]	1.51%	157%

$—	$47.23	2.22%[e]	$629.7	0.50%[f]	0.50%[f]	1.93%[f]	62%[e]
$—	$47.30	14.72%	$673.9	0.51%	0.51%	2.38%	81%
$—	$42.40	5.79%	$560.6	0.51%	0.51%	2.32%	81%
$—	$40.81	(4.13)%	$342.4	0.51%	0.51%	2.14%	82%
$—	$44.89	50.39%	$190.6	0.53%	0.53%	1.95%	89%
$—	$30.41	3.54%	$91.4	0.59%	0.59%[h]	2.19%	157%

$—	$47.28	2.45%[e]	$185.1	0.45%[f]	0.02%[f]	2.42%[f]	62%[e]
$—	$47.48	15.27%	$180.1	0.45%	0.03%	2.84%	81%
$—	$42.54	6.32%	$158.8	0.45%	0.03%	2.75%	81%
$—	$40.93	(10.24)%[e]	$146.1	0.46%[f]	0.04%[f]	2.62%[f]	82%[l]

Financial Highlights   (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Mid Cap Growth Fund
Investor Class
2/28/2025 (Unaudited)	$16.99	$(0.03)	$1.56	$1.53	$—	$(1.68)	$—	$(1.68)
8/31/2024	$14.57	$(0.04)	$2.94	$2.90	$—	$(0.48)	$—	$(0.48)
8/31/2023	$14.62	$(0.01)	$0.60	$0.59	$—	$(0.64)	$—	$(0.64)
8/31/2022	$22.78	$(0.05)	$(4.98)	$(5.03)	$—	$(3.13)	$—	$(3.13)
8/31/2021[o]	$18.45	$(0.12)	$6.36	$6.24	$—	$(1.91)	$—	$(1.91)
8/31/2020[o]	$15.96	$(0.06)	$3.40	$3.34	$—	$(0.85)	$—	$(0.85)

Trust Class
2/28/2025 (Unaudited)	$16.93	$(0.03)	$1.55	$1.52	$—	$(1.68)	$—	$(1.68)
8/31/2024	$14.53	$(0.05)	$2.93	$2.88	$—	$(0.48)	$—	$(0.48)
8/31/2023	$14.60	$(0.02)	$0.59	$0.57	$—	$(0.64)	$—	$(0.64)
8/31/2022	$22.77	$(0.07)	$(4.97)	$(5.04)	$—	$(3.13)	$—	$(3.13)
8/31/2021[o,q]	$18.46	$(0.14)	$6.36	$6.22	$—	$(1.91)	$—	$(1.91)
8/31/2020[o,q]	$15.98	$(0.07)	$3.40	$3.33	$—	$(0.85)	$—	$(0.85)

Advisor Class
2/28/2025 (Unaudited)	$16.78	$(0.06)	$1.55	$1.49	$—	$(1.68)	$—	$(1.68)
8/31/2024	$14.45	$(0.09)	$2.90	$2.81	$—	$(0.48)	$—	$(0.48)
8/31/2023	$14.55	$(0.06)	$0.60	$0.54	$—	$(0.64)	$—	$(0.64)
8/31/2022	$22.76	$(0.11)	$(4.97)	$(5.08)	$—	$(3.13)	$—	$(3.13)
8/31/2021[o,q]	$18.51	$(0.19)	$6.35	$6.16	$—	$(1.91)	$—	$(1.91)
8/31/2020[o,q]	$16.07	$(0.11)	$3.41	$3.30	$—	$(0.86)	$—	$(0.86)

Institutional Class
2/28/2025 (Unaudited)	$17.08	$(0.01)	$1.56	$1.55	$—	$(1.68)	$—	$(1.68)
8/31/2024	$14.62	$(0.02)	$2.96	$2.94	$—	$(0.48)	$—	$(0.48)
8/31/2023	$14.65	$0.01	$0.60	$0.61	$—	$(0.64)	$—	$(0.64)
8/31/2022	$22.79	$(0.02)	$(4.99)	$(5.01)	$—	$(3.13)	$—	$(3.13)
8/31/2021[o,q]	$18.41	$(0.08)	$6.37	$6.29	$—	$(1.91)	$—	$(1.91)
8/31/2020[o,q]	$15.90	$(0.03)	$3.38	$3.35	$—	$(0.84)	$—	$(0.84)

Class A
2/28/2025 (Unaudited)	$16.86	$(0.04)	$1.55	$1.51	$—	$(1.68)	$—	$(1.68)
8/31/2024	$14.50	$(0.07)	$2.91	$2.84	$—	$(0.48)	$—	$(0.48)
8/31/2023	$14.58	$(0.04)	$0.60	$0.56	$—	$(0.64)	$—	$(0.64)
8/31/2022	$22.77	$(0.08)	$(4.98)	$(5.06)	$—	$(3.13)	$—	$(3.13)
8/31/2021[o,q]	$18.48	$(0.16)	$6.36	$6.20	$—	$(1.91)	$—	$(1.91)
8/31/2020[o,q]	$16.02	$(0.09)	$3.41	$3.32	$—	$(0.86)	$—	$(0.86)
See Notes to Financial Highlights

Voluntary Contribution from Management	Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$16.84	8.22%[e]	$539.9	0.83%[f]	0.83%[f]	(0.29)%[f]	51%[e]
$—	$16.99	20.35%	$519.8	0.85%	0.85%	(0.26)%	97%
$—	$14.57	4.41%	$466.2	0.85%	0.85%	(0.08)%	101%
$—	$14.62	(24.92)%	$478.0	0.84%	0.84%	(0.27)%	58%
$—	$22.78	35.63%	$696.4	0.83%	0.83%	(0.57)%	42%
$—	$18.45	21.95%	$570.7	0.88%	0.88%	(0.39)%	55%

$—	$16.77	8.20%[e]	$24.0	0.93%[f]	0.93%[f]	(0.39)%[f]	51%[e]
$—	$16.93	20.27%	$23.2	0.94%	0.94%	(0.34)%	97%
$—	$14.53	4.28%	$36.3	0.95%	0.95%	(0.17)%	101%
$—	$14.60	(24.98)%	$53.4	0.93%	0.93%	(0.37)%	58%
$—	$22.77	35.53%	$109.3	0.92%	0.92%	(0.66)%	42%
$—	$18.46	21.85%	$85.7	0.94%	0.94%	(0.46)%	55%

$—	$16.59	8.08%[e]	$5.7	1.18%[f]	1.18%[f]	(0.63)%[f]	51%[e]
$—	$16.78	19.89%	$5.7	1.19%	1.19%	(0.61)%	97%
$—	$14.45	4.08%	$6.8	1.20%	1.20%	(0.43)%	101%
$—	$14.55	(25.19)%	$8.1	1.19%	1.19%	(0.62)%	58%
$—	$22.76	35.19%	$13.2	1.17%	1.17%	(0.92)%	42%
$—	$18.51	21.57%	$10.3	1.20%	1.20%	(0.70)%	55%

$—	$16.95	8.30%[e]	$497.4	0.67%[f]	0.67%[f]	(0.13)%[f]	51%[e]
$—	$17.08	20.56%	$465.6	0.68%	0.68%	(0.10)%	97%
$—	$14.62	4.55%	$458.0	0.69%	0.69%	0.08%	101%
$—	$14.65	(24.81)%	$469.7	0.69%	0.69%	(0.10)%	58%
$—	$22.79	35.91%	$481.1	0.67%	0.67%	(0.41)%	42%
$—	$18.41	22.12%	$347.4	0.70%	0.70%	(0.22)%	55%

$—	$16.69	8.17%[e]	$34.9	1.04%[f]	1.04%[f]	(0.50)%[f]	51%[e]
$—	$16.86	20.03%	$31.9	1.06%	1.06%	(0.47)%	97%
$—	$14.50	4.21%	$27.3	1.06%	1.06%	(0.28)%	101%
$—	$14.58	(25.08)%	$39.0	1.06%	1.06%	(0.47)%	58%
$—	$22.77	35.42%	$48.1	1.04%	1.04%	(0.78)%	42%
$—	$18.48	21.70%	$36.0	1.06%	1.06%	(0.57)%	55%

Financial Highlights   (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Mid Cap Growth Fund (cont’d)
Class C
2/28/2025 (Unaudited)	$16.42	$(0.11)	$1.52	$1.41	$—	$(1.68)	$—	$(1.68)
8/31/2024	$14.24	$(0.19)	$2.85	$2.66	$—	$(0.48)	$—	$(0.48)
8/31/2023	$14.43	$(0.14)	$0.59	$0.45	$—	$(0.64)	$—	$(0.64)
8/31/2022	$22.73	$(0.22)	$(4.95)	$(5.17)	$—	$(3.13)	$—	$(3.13)
8/31/2021[o,q]	$18.63	$(0.32)	$6.33	$6.01	$—	$(1.91)	$—	$(1.91)
8/31/2020[o,q]	$16.29	$(0.21)	$3.43	$3.22	$—	$(0.88)	$—	$(0.88)

Class R3
2/28/2025 (Unaudited)	$16.71	$(0.07)	$1.54	$1.47	$—	$(1.68)	$—	$(1.68)
8/31/2024	$14.41	$(0.11)	$2.89	$2.78	$—	$(0.48)	$—	$(0.48)
8/31/2023	$14.53	$(0.08)	$0.60	$0.52	$—	$(0.64)	$—	$(0.64)
8/31/2022	$22.75	$(0.13)	$(4.96)	$(5.09)	$—	$(3.13)	$—	$(3.13)
8/31/2021[o,q]	$18.53	$(0.21)	$6.34	$6.13	$—	$(1.91)	$—	$(1.91)
8/31/2020[o,q]	$16.12	$(0.12)	$3.40	$3.28	$—	$(0.87)	$—	$(0.87)

Class R6
2/28/2025 (Unaudited)	$17.14	$(0.00)	$1.57	$1.57	$—	$(1.68)	$—	$(1.68)
8/31/2024	$14.66	$0.00	$2.96	$2.96	$—	$(0.48)	$—	$(0.48)
8/31/2023	$14.67	$0.03	$0.60	$0.63	$—	$(0.64)	$—	$(0.64)
8/31/2022	$22.79	$(0.00)	$(4.99)	$(4.99)	$—	$(3.13)	$—	$(3.13)
8/31/2021[o,q]	$18.39	$(0.06)	$6.37	$6.31	$—	$(1.91)	$—	$(1.91)
8/31/2020[o,q]	$15.86	$(0.02)	$3.39	$3.37	$—	$(0.84)	$—	$(0.84)

Mid Cap Intrinsic Value Fund
Investor Class
2/28/2025 (Unaudited)	$27.41	$0.06	$(0.03)	$0.03	$(0.17)	$(1.46)	$—	$(1.63)
8/31/2024	$24.35	$0.16	$3.39	$3.55	$(0.15)	$(0.34)	$—	$(0.49)
8/31/2023	$23.65	$0.24	$0.67	$0.91	$(0.21)	$—	$—	$(0.21)
8/31/2022	$24.69	$0.21	$(1.11)	$(0.90)	$(0.14)	$—	$—	$(0.14)
8/31/2021[o]	$16.03	$0.15	$8.52	$8.67	$(0.01)	$—	$—	$(0.01)
8/31/2020[o]	$19.32	$0.22	$(3.28)	$(3.06)	$(0.23)	$—	$—	$(0.23)

Trust Class
2/28/2025 (Unaudited)	$27.37	$0.03	$(0.04)	$(0.01)	$(0.10)	$(1.46)	$—	$(1.56)
8/31/2024	$24.32	$0.10	$3.39	$3.49	$(0.10)	$(0.34)	$—	$(0.44)
8/31/2023	$23.61	$0.18	$0.68	$0.86	$(0.15)	$—	$—	$(0.15)
8/31/2022	$24.63	$0.15	$(1.11)	$(0.96)	$(0.06)	$—	$—	$(0.06)
8/31/2021[o]	$16.02	$0.10	$8.52	$8.62	$(0.01)	$—	$—	$(0.01)
8/31/2020[o]	$19.32	$0.20	$(3.30)	$(3.10)	$(0.20)	$—	$—	$(0.20)
See Notes to Financial Highlights

Voluntary Contribution from Management	Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$16.15	7.76%[e]	$5.7	1.79%[f]	1.79%[f]	(1.25)%[f]	51%[e]
$—	$16.42	19.11%	$5.8	1.81%	1.81%	(1.22)%	97%
$—	$14.24	3.47%	$6.0	1.81%	1.81%	(1.04)%	101%
$—	$14.43	(25.67)%	$7.7	1.80%	1.80%	(1.24)%	58%
$—	$22.73	34.42%	$13.2	1.79%	1.79%	(1.53)%	42%
$—	$18.63	20.77%	$11.3	1.81%	1.81%	(1.32)%	55%

$—	$16.50	8.00%[e]	$9.7	1.30%[f]	1.30%[f]	(0.76)%[f]	51%[e]
$—	$16.71	19.73%	$8.2	1.31%	1.31%	(0.73)%	97%
$—	$14.41	3.95%	$8.4	1.32%	1.32%	(0.55)%	101%
$—	$14.53	(25.25)%	$9.9	1.31%	1.31%	(0.75)%	58%
$—	$22.75	35.03%	$18.5	1.29%	1.29%	(1.03)%	42%
$—	$18.53	21.36%	$13.7	1.31%	1.31%	(0.77)%	55%

$—	$17.03	8.39%[e]	$724.5	0.57%[f]	0.57%[f]	(0.03)%[f]	51%[e]
$—	$17.14	20.64%	$635.3	0.59%	0.59%	0.00%	97%
$—	$14.66	4.68%	$541.9	0.60%	0.60%	0.18%	101%
$—	$14.67	(24.71)%	$538.5	0.59%	0.59%	(0.01)%	58%
$—	$22.79	35.99%	$753.3	0.57%	0.57%	(0.31)%	42%
$—	$18.39	22.27%	$524.1	0.60%	0.60%	(0.11)%	55%

$—	$25.81	(0.22)%[e]	$31.0	1.55%[f]	0.96%[f]	0.45%[f]	7%[e]
$—	$27.41	14.78%	$33.4	1.53%	0.96%	0.63%	29%
$—	$24.35	3.88%	$32.4	1.51%	0.96%	0.99%	15%
$—	$23.65	(3.67)%	$32.7	1.45%	0.96%	0.85%	22%
$—	$24.69	54.09%	$35.2	1.49%	1.01%	0.68%	31%
$—	$16.03	(16.10)%	$23.0	1.37%	1.11%	1.26%	16%

$—	$25.80	(0.35)%[e]	$5.9	1.76%[f]	1.20%[f]	0.21%[f]	7%[e]
$—	$27.37	14.49%	$6.2	1.73%	1.20%	0.38%	29%
$—	$24.32	3.66%	$6.0	1.70%	1.20%	0.75%	15%
$—	$23.61	(3.90)%	$6.1	1.63%	1.20%	0.61%	22%
$—	$24.63	53.86%	$6.9	1.69%	1.22%	0.48%	31%
$—	$16.02	(16.26)%	$4.9	1.53%	1.26%	1.12%	16%

Financial Highlights   (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Mid Cap Intrinsic Value Fund (cont’d)
Institutional Class
2/28/2025 (Unaudited)	$27.38	$0.08	$(0.04)	$0.04	$(0.19)	$(1.46)	$—	$(1.65)
8/31/2024	$24.33	$0.18	$3.39	$3.57	$(0.18)	$(0.34)	$—	$(0.52)
8/31/2023	$23.63	$0.26	$0.68	$0.94	$(0.24)	$—	$—	$(0.24)
8/31/2022	$24.65	$0.24	$(1.11)	$(0.87)	$(0.15)	$—	$—	$(0.15)
8/31/2021[o]	$16.02	$0.18	$8.51	$8.69	$(0.06)	$—	$—	$(0.06)
8/31/2020[o]	$19.31	$0.27	$(3.28)	$(3.01)	$(0.28)	$—	$—	$(0.28)

Class A
2/28/2025 (Unaudited)	$27.37	$0.03	$(0.04)	$(0.01)	$(0.10)	$(1.46)	$—	$(1.56)
8/31/2024	$24.34	$0.09	$3.39	$3.48	$(0.11)	$(0.34)	$—	$(0.45)
8/31/2023	$23.62	$0.18	$0.68	$0.86	$(0.14)	$—	$—	$(0.14)
8/31/2022	$24.63	$0.15	$(1.10)	$(0.95)	$(0.06)	$—	$—	$(0.06)
8/31/2021[o]	$16.03	$0.11	$8.50	$8.61	$(0.01)	$—	$—	$(0.01)
8/31/2020[o]	$19.32	$0.21	$(3.29)	$(3.08)	$(0.21)	$—	$—	$(0.21)

Class C
2/28/2025 (Unaudited)	$26.84	$(0.07)	$(0.03)	$(0.10)	$—	$(1.46)	$—	$(1.46)
8/31/2024	$23.95	$(0.09)	$3.32	$3.23	$—	$(0.34)	$—	$(0.34)
8/31/2023	$23.30	$(0.00)	$0.66	$0.66	$(0.01)	$—	$—	$(0.01)
8/31/2022	$24.43	$(0.04)	$(1.09)	$(1.13)	$—	$—	$—	$—
8/31/2021[o]	$16.00	$(0.06)	$8.49	$8.43	$—	$—	$—	$—
8/31/2020[o]	$19.29	$0.07	$(3.30)	$(3.23)	$(0.06)	$—	$—	$(0.06)

Class R3
2/28/2025 (Unaudited)	$27.31	$(0.01)	$(0.03)	$(0.04)	$(0.05)	$(1.46)	$—	$(1.51)
8/31/2024	$24.26	$0.03	$3.38	$3.41	$(0.02)	$(0.34)	$—	$(0.36)
8/31/2023	$23.56	$0.12	$0.67	$0.79	$(0.09)	$—	$—	$(0.09)
8/31/2022	$24.59	$0.09	$(1.10)	$(1.01)	$(0.02)	$—	$—	$(0.02)
8/31/2021[o]	$16.03	$0.05	$8.51	$8.56	$—	$—	$—	$—
8/31/2020[o]	$19.33	$0.18	$(3.32)	$(3.14)	$(0.16)	$—	$—	$(0.16)

Class R6
2/28/2025 (Unaudited)	$27.39	$0.09	$(0.03)	$0.06	$(0.22)	$(1.46)	$—	$(1.68)
8/31/2024	$24.34	$0.24	$3.35	$3.59	$(0.20)	$(0.34)	$—	$(0.54)
8/31/2023	$23.64	$0.29	$0.67	$0.96	$(0.26)	$—	$—	$(0.26)
8/31/2022	$24.65	$0.26	$(1.09)	$(0.83)	$(0.18)	$—	$—	$(0.18)
8/31/2021[o]	$16.03	$0.20	$8.50	$8.70	$(0.08)	$—	$—	$(0.08)
8/31/2020[o]	$19.32	$0.28	$(3.27)	$(2.99)	$(0.30)	$—	$—	$(0.30)
See Notes to Financial Highlights

Voluntary Contribution from Management	Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$25.77	(0.15)%[e]	$13.6	1.36%[f]	0.85%[f]	0.56%[f]	7%[e]
$—	$27.38	14.88%	$14.5	1.36%	0.85%	0.70%	29%
$—	$24.33	4.00%	$14.1	1.34%	0.85%	1.09%	15%
$—	$23.63	(3.55)%	$13.1	1.28%	0.85%	0.97%	22%
$—	$24.65	54.34%	$15.2	1.32%	0.86%	0.84%	31%
$—	$16.02	(15.88)%	$12.6	1.19%	0.86%	1.52%	16%

$—	$25.80	(0.34)%[e]	$1.6	1.77%[f]	1.21%[f]	0.20%[f]	7%[e]
$—	$27.37	14.47%	$1.5	1.78%	1.21%	0.36%	29%
$—	$24.34	3.65%	$1.2	1.75%	1.21%	0.75%	15%
$—	$23.62	(3.88)%	$1.2	1.68%	1.21%	0.59%	22%
$—	$24.63	53.74%	$1.5	1.73%	1.22%	0.50%	31%
$—	$16.03	(16.17)%	$1.7	1.54%	1.22%	1.15%	16%

$—	$25.28	(0.69)%[e]	$0.8	2.50%[f]	1.96%[f]	(0.55)%[f]	7%[e]
$—	$26.84	13.61%	$0.9	2.51%	1.96%	(0.36)%	29%
$—	$23.95	2.85%	$0.9	2.47%	1.96%	(0.00)%	15%
$—	$23.30	(4.63)%	$0.9	2.42%	1.96%	(0.15)%	22%
$—	$24.43	52.69%	$1.0	2.47%	1.97%	(0.26)%	31%
$—	$16.00	(16.81)%	$0.8	2.31%	1.97%	0.41%	16%

$—	$25.76	(0.44)%[e]	$0.5	2.05%[f]	1.46%[f]	(0.05)%[f]	7%[e]
$—	$27.31	14.19%	$0.5	2.06%	1.46%	0.13%	29%
$—	$24.26	3.36%	$0.4	2.01%	1.46%	0.52%	15%
$—	$23.56	(4.11)%	$0.7	1.94%	1.46%	0.35%	22%
$—	$24.59	53.42%	$0.8	1.98%	1.47%	0.22%	31%
$—	$16.03	(16.42)%	$0.5	1.80%	1.47%	0.96%	16%

$—	$25.77	(0.10)%[e]	$0.0	2.54%[f]	0.75%[f]	0.67%[f]	7%[e]
$—	$27.39	14.98%	$0.0	1.72%	0.75%	0.95%	29%
$—	$24.34	4.11%	$0.0	1.71%	0.75%	1.20%	15%
$—	$23.64	(3.42)%	$0.0	1.55%	0.75%	1.06%	22%
$—	$24.65	54.45%	$0.0	1.72%	0.76%	0.94%	31%
$—	$16.03	(15.79)%	$0.0	1.02%	0.76%[h]	1.62%	16%

Financial Highlights   (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Multi-Cap Opportunities Fund
Institutional Class
2/28/2025 (Unaudited)	$10.37	$0.01	$0.35	$0.36	$(0.01)	$(0.29)	$—	$(0.30)
8/31/2024	$10.17	$0.03	$2.16	$2.19	$(0.01)	$(1.98)	$—	$(1.99)
8/31/2023	$11.71	$0.03	$1.18	$1.21	$(0.04)	$(2.71)	$—	$(2.75)
8/31/2022	$18.55	$0.04	$(2.00)	$(1.96)	$(0.05)	$(4.83)	$—	$(4.88)
8/31/2021[o]	$17.03	$0.05	$5.17	$5.22	$(0.05)	$(3.65)	$—	$(3.70)
8/31/2020[o]	$18.64	$0.09	$1.76	$1.85	$(0.14)	$(3.32)	$—	$(3.46)

Class A
2/28/2025 (Unaudited)	$10.34	$(0.01)	$0.35	$0.34	$—	$(0.29)	$—	$(0.29)
8/31/2024	$10.16	$(0.01)	$2.17	$2.16	$—	$(1.98)	$—	$(1.98)
8/31/2023	$11.71	$(0.01)	$1.18	$1.17	$(0.01)	$(2.71)	$—	$(2.72)
8/31/2022	$18.55	$(0.01)	$(1.99)	$(2.00)	$(0.01)	$(4.83)	$—	$(4.84)
8/31/2021[o]	$17.05	$(0.01)	$5.16	$5.15	$—	$(3.65)	$—	$(3.65)
8/31/2020[o]	$18.65	$0.03	$1.76	$1.79	$(0.07)	$(3.32)	$—	$(3.39)

Class C
2/28/2025 (Unaudited)	$9.67	$(0.05)	$0.33	$0.28	$—	$(0.29)	$—	$(0.29)
8/31/2024	$9.69	$(0.08)	$2.04	$1.96	$—	$(1.98)	$—	$(1.98)
8/31/2023	$11.35	$(0.08)	$1.13	$1.05	$—	$(2.71)	$—	$(2.71)
8/31/2022	$18.23	$(0.11)	$(1.94)	$(2.05)	$—	$(4.83)	$—	$(4.83)
8/31/2021[o]	$16.92	$(0.13)	$5.09	$4.96	$—	$(3.65)	$—	$(3.65)
8/31/2020[o]	$18.59	$(0.09)	$1.74	$1.65	$—	$(3.32)	$—	$(3.32)

Class E
2/28/2025 (Unaudited)	$10.35	$0.05	$0.34	$0.39	$(0.09)	$(0.29)	$—	$(0.38)
8/31/2024	$10.17	$0.10	$2.17	$2.27	$(0.11)	$(1.98)	$—	$(2.09)
8/31/2023	$11.76	$0.11	$1.18	$1.29	$(0.17)	$(2.71)	$—	$(2.88)
Period from 1/11/2022[k] to 8/31/2022	$13.99	$0.09	$(2.32)	$(2.23)	$—	$—	$—	$—

Real Estate Fund
Trust Class
2/28/2025 (Unaudited)	$14.73	$0.13	$(0.14)	$(0.01)	$(0.12)	$—	$—	$(0.12)
8/31/2024	$12.33	$0.29	$2.38	$2.67	$(0.27)	$—	$—	$(0.27)
8/31/2023	$15.47	$0.31	$(1.87)	$(1.56)	$(0.27)	$(1.31)	$—	$(1.58)
8/31/2022	$18.10	$0.14	$(2.01)	$(1.87)	$(0.16)	$(0.60)	$—	$(0.76)
8/31/2021	$13.76	$0.21	$4.41	$4.62	$(0.20)	$(0.08)	$—	$(0.28)
8/31/2020	$15.13	$0.17	$(0.80)	$(0.63)	$(0.17)	$(0.57)	$—	$(0.74)
See Notes to Financial Highlights

Voluntary Contribution from Management	Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$10.43	3.42%[e]	$104.6	0.87%[f]	0.87%[f]	0.19%[f]	13%[e]
$—	$10.37	25.56%	$112.9	0.88%	0.88%	0.26%	25%
$—	$10.17	12.81%	$126.8	0.87%	0.87%	0.30%	14%
$—	$11.71	(14.66)%	$208.9	0.82%	0.82%	0.28%	16%
$—	$18.55	36.24%	$490.7	0.81%	0.81%	0.33%	15%
$—	$17.03	10.23%	$609.7	0.76%	0.76%	0.53%	27%

$—	$10.39	3.21%[e]	$29.4	1.25%[f]	1.25%[f]	(0.18)%[f]	13%[e]
$—	$10.34	25.15%	$31.0	1.25%	1.25%	(0.11)%	25%
$—	$10.16	12.37%	$33.3	1.25%	1.25%	(0.08)%	14%
$—	$11.71	(14.92)%	$41.2	1.19%	1.19%	(0.06)%	16%
$—	$18.55	35.69%	$53.1	1.18%	1.18%	(0.04)%	15%
$—	$17.05	9.83%	$41.6	1.14%	1.14%	0.17%	27%

$—	$9.66	2.81%[e]	$8.6	1.99%[f]	1.99%[f]	(0.92)%[f]	13%[e]
$—	$9.67	24.19%	$10.4	2.00%	2.00%	(0.85)%	25%
$—	$9.69	11.63%	$12.0	1.99%	1.99%	(0.82)%	14%
$—	$11.35	(15.58)%	$15.6	1.94%	1.94%	(0.82)%	16%
$—	$18.23	34.66%	$27.2	1.93%	1.93%	(0.78)%	15%
$—	$16.92	9.04%	$30.4	1.88%	1.88%	(0.57)%	27%

$—	$10.36	3.74%[e]	$102.4	0.72%[f]	0.12%[f]	0.94%[f]	13%[e]
$—	$10.35	26.58%	$97.8	0.73%	0.13%	1.01%	25%
$—	$10.17	13.70%	$81.4	0.72%	0.12%	1.05%	14%
$—	$11.76	(15.94)%[e]	$71.6	0.69%[f]	0.10%[f]	1.11%[f]	16%[l]

$—	$14.60	(0.07)%[e]	$84.0	1.39%[f]	1.04%[f]	1.76%[f]	25%[e]
$—	$14.73	22.09%	$92.2	1.39%	1.04%	2.26%	53%
$—	$12.33	(10.02)%	$92.1	1.39%	1.04%	2.35%	38%
$—	$15.47	(10.87)%	$127.4	1.37%	1.04%	0.80%	37%
$—	$18.10	34.12%	$149.8	1.38%	1.04%	1.37%	22%
$—	$13.76	(4.13)%	$108.6	1.40%	1.04%	1.21%	26%

Financial Highlights   (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Real Estate Fund (cont’d)
Institutional Class
2/28/2025 (Unaudited)	$14.80	$0.14	$(0.14)	$0.00	$(0.14)	$—	$—	$(0.14)
8/31/2024	$12.38	$0.31	$2.41	$2.72	$(0.30)	$—	$—	$(0.30)
8/31/2023	$15.52	$0.34	$(1.87)	$(1.53)	$(0.30)	$(1.31)	$—	$(1.61)
8/31/2022	$18.17	$0.17	$(2.03)	$(1.86)	$(0.19)	$(0.60)	$—	$(0.79)
8/31/2021	$13.81	$0.20	$4.47	$4.67	$(0.23)	$(0.08)	$—	$(0.31)
8/31/2020	$15.19	$0.19	$(0.80)	$(0.61)	$(0.20)	$(0.57)	$—	$(0.77)

Class A
2/28/2025 (Unaudited)	$14.74	$0.11	$(0.14)	$(0.03)	$(0.11)	$—	$—	$(0.11)
8/31/2024	$12.33	$0.27	$2.39	$2.66	$(0.25)	$—	$—	$(0.25)
8/31/2023	$15.47	$0.28	$(1.86)	$(1.58)	$(0.25)	$(1.31)	$—	$(1.56)
8/31/2022	$18.10	$0.11	$(2.01)	$(1.90)	$(0.13)	$(0.60)	$—	$(0.73)
8/31/2021	$13.76	$0.18	$4.41	$4.59	$(0.17)	$(0.08)	$—	$(0.25)
8/31/2020	$15.13	$0.15	$(0.81)	$(0.66)	$(0.14)	$(0.57)	$—	$(0.71)

Class C
2/28/2025 (Unaudited)	$14.80	$0.06	$(0.14)	$(0.08)	$(0.05)	$—	$—	$(0.05)
8/31/2024	$12.38	$0.17	$2.40	$2.57	$(0.15)	$—	$—	$(0.15)
8/31/2023	$15.51	$0.19	$(1.87)	$(1.68)	$(0.14)	$(1.31)	$—	$(1.45)
8/31/2022	$18.15	$(0.02)	$(2.02)	$(2.04)	$(0.00)	$(0.60)	$—	$(0.60)
8/31/2021	$13.79	$0.08	$4.42	$4.50	$(0.06)	$(0.08)	$—	$(0.14)
8/31/2020	$15.16	$0.04	$(0.80)	$(0.76)	$(0.04)	$(0.57)	$—	$(0.61)

Class R3
2/28/2025 (Unaudited)	$14.70	$0.10	$(0.14)	$(0.04)	$(0.09)	$—	$—	$(0.09)
8/31/2024	$12.31	$0.23	$2.38	$2.61	$(0.22)	$—	$—	$(0.22)
8/31/2023	$15.44	$0.25	$(1.85)	$(1.60)	$(0.22)	$(1.31)	$—	$(1.53)
8/31/2022	$18.06	$0.06	$(2.00)	$(1.94)	$(0.08)	$(0.60)	$—	$(0.68)
8/31/2021	$13.73	$0.15	$4.40	$4.55	$(0.14)	$(0.08)	$—	$(0.22)
8/31/2020	$15.10	$0.11	$(0.80)	$(0.69)	$(0.11)	$(0.57)	$—	$(0.68)

Class R6
2/28/2025 (Unaudited)	$14.78	$0.15	$(0.14)	$0.01	$(0.14)	$—	$—	$(0.14)
8/31/2024	$12.37	$0.32	$2.40	$2.72	$(0.31)	$—	$—	$(0.31)
8/31/2023	$15.52	$0.34	$(1.86)	$(1.52)	$(0.32)	$(1.31)	$—	$(1.63)
8/31/2022	$18.16	$0.19	$(2.02)	$(1.83)	$(0.21)	$(0.60)	$—	$(0.81)
8/31/2021	$13.81	$0.24	$4.43	$4.67	$(0.24)	$(0.08)	$—	$(0.32)
8/31/2020	$15.19	$0.20	$(0.80)	$(0.60)	$(0.21)	$(0.57)	$—	$(0.78)
See Notes to Financial Highlights

Voluntary Contribution from Management	Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$14.66	(0.05)%[e]	$410.6	1.02%[f]	0.85%[f]	1.93%[f]	25%[e]
$—	$14.80	22.39%	$422.6	1.03%	0.85%	2.45%	53%
$—	$12.38	(9.81)%	$450.0	1.03%	0.85%	2.56%	38%
$—	$15.52	(10.76)%	$738.1	1.01%	0.85%	0.99%	37%
$—	$18.17	34.40%	$706.9	1.02%	0.85%	1.32%	22%
$—	$13.81	(3.97)%	$344.1	1.04%	0.85%	1.37%	26%

$—	$14.60	(0.22)%[e]	$53.8	1.39%[f]	1.21%[f]	1.59%[f]	25%[e]
$—	$14.74	21.96%	$58.4	1.40%	1.21%	2.09%	53%
$—	$12.33	(10.18)%	$58.8	1.40%	1.21%	2.16%	38%
$—	$15.47	(11.02)%	$78.4	1.38%	1.21%	0.62%	37%
$—	$18.10	33.89%	$84.6	1.39%	1.21%	1.18%	22%
$—	$13.76	(4.31)%	$60.7	1.40%	1.21%	1.04%	26%

$—	$14.67	(0.57)%[e]	$6.6	2.16%[f]	1.96%[f]	0.84%[f]	25%[e]
$—	$14.80	21.01%	$7.6	2.16%	1.96%	1.34%	53%
$—	$12.38	(10.84)%	$8.1	2.16%	1.96%	1.42%	38%
$—	$15.51	(11.72)%	$10.6	2.14%	1.96%	(0.13)%	37%
$—	$18.15	32.94%	$11.2	2.15%	1.96%	0.56%	22%
$—	$13.79	(5.08)%	$9.1	2.16%	1.96%	0.28%	26%

$—	$14.57	(0.28)%[e]	$13.5	1.66%[f]	1.46%[f]	1.34%[f]	25%[e]
$—	$14.70	21.55%	$15.1	1.66%	1.46%	1.81%	53%
$—	$12.31	(10.37)%	$13.7	1.66%	1.46%	1.92%	38%
$—	$15.44	(11.23)%	$16.9	1.63%	1.46%	0.36%	37%
$—	$18.06	33.55%	$20.3	1.64%	1.46%	0.98%	22%
$—	$13.73	(4.58)%	$15.7	1.67%	1.46%	0.81%	26%

$—	$14.65	0.07%[e]	$156.6	0.93%[f]	0.75%[f]	2.05%[f]	25%[e]
$—	$14.78	22.46%	$161.2	0.93%	0.75%	2.53%	53%
$—	$12.37	(9.76)%	$152.7	0.94%	0.75%	2.60%	38%
$—	$15.52	(10.62)%	$146.9	0.92%	0.75%	1.10%	37%
$—	$18.16	34.45%	$167.9	0.93%	0.75%	1.59%	22%
$—	$13.81	(3.87)%	$107.1	0.94%	0.75%	1.45%	26%

Financial Highlights   (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Real Estate Fund (cont’d)
Class E
2/28/2025 (Unaudited)	$14.79	$0.20	$(0.15)	$0.05	$(0.19)	$—	$—	$(0.19)
8/31/2024	$12.38	$0.41	$2.40	$2.81	$(0.40)	$—	$—	$(0.40)
8/31/2023	$15.53	$0.43	$(1.86)	$(1.43)	$(0.41)	$(1.31)	$—	$(1.72)
Period from 1/11/2022[k] to 8/31/2022	$18.24	$0.11	$(2.60)	$(2.49)	$(0.12)	$(0.10)	$—	$(0.22)

Small Cap Growth Fund
Investor Class
2/28/2025 (Unaudited)	$50.37	$(0.13)	$(2.98)	$(3.11)	$—	$(0.23)	$—	$(0.23)
8/31/2024	$38.48	$(0.22)	$12.11	$11.89	$—	$—	$—	$—
8/31/2023	$37.93	$(0.18)	$0.73	$0.55	$—	$—	$—	$—
8/31/2022	$56.71	$(0.28)	$(9.57)	$(9.85)	$—	$(8.93)	$(0.00)	$(8.93)
8/31/2021[o]	$44.81	$(0.45)	$12.93	$12.48	$—	$(0.58)	$—	$(0.58)
8/31/2020[o]	$37.83	$(0.30)	$8.82	$8.52	$—	$(1.54)	$—	$(1.54)

Trust Class
2/28/2025 (Unaudited)	$49.97	$(0.19)	$(2.95)	$(3.14)	$—	$(0.23)	$—	$(0.23)
8/31/2024	$38.27	$(0.32)	$12.02	$11.70	$—	$—	$—	$—
8/31/2023	$37.81	$(0.27)	$0.73	$0.46	$—	$—	$—	$—
8/31/2022	$56.68	$(0.39)	$(9.55)	$(9.94)	$—	$(8.93)	$(0.00)	$(8.93)
8/31/2021[o,q]	$44.87	$(0.56)	$12.95	$12.39	$—	$(0.58)	$—	$(0.58)
8/31/2020[o,q]	$37.94	$(0.34)	$8.82	$8.48	$—	$(1.55)	$—	$(1.55)

Advisor Class
2/28/2025 (Unaudited)	$49.72	$(0.23)	$(2.93)	$(3.16)	$—	$(0.23)	$—	$(0.23)
8/31/2024	$38.14	$(0.38)	$11.96	$11.58	$—	$—	$—	$—
8/31/2023	$37.73	$(0.33)	$0.74	$0.41	$—	$—	$—	$—
8/31/2022	$56.66	$(0.46)	$(9.54)	$(10.00)	$—	$(8.93)	$(0.00)	$(8.93)
8/31/2021[o,q]	$44.93	$(0.64)	$12.95	$12.31	$—	$(0.58)	$—	$(0.58)
8/31/2020[o,q]	$38.05	$(0.39)	$8.83	$8.44	$—	$(1.56)	$—	$(1.56)

Institutional Class
2/28/2025 (Unaudited)	$50.56	$(0.10)	$(3.00)	$(3.10)	$—	$(0.23)	$—	$(0.23)
8/31/2024	$38.59	$(0.17)	$12.14	$11.97	$—	$—	$—	$—
8/31/2023	$37.99	$(0.14)	$0.74	$0.60	$—	$—	$—	$—
8/31/2022	$56.73	$(0.24)	$(9.57)	$(9.81)	$—	$(8.93)	$(0.00)	$(8.93)
8/31/2021[o,q]	$44.74	$(0.36)	$12.93	$12.57	$—	$(0.58)	$—	$(0.58)
8/31/2020[o,q]	$37.66	$(0.20)	$8.80	$8.60	$—	$(1.52)	$—	$(1.52)
See Notes to Financial Highlights

Voluntary Contribution from Management	Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$14.65	0.35%[e]	$19.3	0.87%[f]	0.07%[f]	2.71%[f]	25%[e]
$—	$14.79	23.28%	$19.3	0.88%	0.08%	3.20%	53%
$—	$12.38	(9.10)%	$16.1	0.88%	0.08%	3.30%	38%
$—	$15.53	(13.67)%	$19.0	0.88%[f]	0.08%[f]	1.00%[f]	37%[l]

$—	$47.03	(6.23)%[e]	$66.8	1.28%[f]	1.01%[f]	(0.51)%[f]	64%[e]
$—	$50.37	30.90%	$71.7	1.33%	1.01%	(0.52)%	131%
$—	$38.48	1.45%	$59.7	1.32%	1.01%	(0.49)%	129%
$—	$37.93	(19.94)%	$62.8	1.32%	1.01%	(0.63)%	121%
$—	$56.71	27.95%	$85.7	1.28%	1.07%	(0.85)%	127%
$—	$44.81	23.20%	$72.5	1.41%	1.18%	(0.78)%	128%

$—	$46.60	(6.34)%[e]	$4.1	1.49%[f]	1.25%[f]	(0.75)%[f]	64%[e]
$—	$49.97	30.57%	$4.4	1.50%	1.25%	(0.76)%	131%
$—	$38.27	1.22%	$3.5	1.50%	1.25%	(0.73)%	129%
$—	$37.81	(20.14)%	$3.9	1.49%	1.25%	(0.87)%	121%
$—	$56.68	27.70%	$5.4	1.47%	1.27%	(1.04)%	127%
$—	$44.87	23.04%	$4.6	1.54%	1.29%	(0.89)%	128%

$—	$46.33	(6.41)%[e]	$1.5	1.72%[f]	1.40%[f]	(0.91)%[f]	64%[e]
$—	$49.72	30.36%	$1.8	1.67%	1.40%	(0.91)%	131%
$—	$38.14	1.09%	$1.9	1.67%	1.40%	(0.88)%	129%
$—	$37.73	(20.26)%	$2.6	1.64%	1.40%	(1.02)%	121%
$—	$56.66	27.50%	$3.9	1.63%	1.42%	(1.19)%	127%
$—	$44.93	22.86%	$3.2	1.70%	1.44%	(1.04)%	128%

$—	$47.23	(6.18)%[e]	$223.2	1.09%[f]	0.90%[f]	(0.40)%[f]	64%[e]
$—	$50.56	31.02%	$195.2	1.12%	0.90%	(0.40)%	131%
$—	$38.59	1.58%	$156.2	1.13%	0.90%	(0.38)%	129%
$—	$37.99	(19.86)%	$146.5	1.13%	0.90%	(0.53)%	121%
$—	$56.73	28.18%	$235.8	1.09%	0.90%	(0.68)%	127%
$—	$44.74	23.52%	$158.1	1.18%	0.90%	(0.51)%	128%

Financial Highlights   (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Small Cap Growth Fund (cont’d)
Class A
2/28/2025 (Unaudited)	$49.96	$(0.19)	$(2.96)	$(3.15)	$—	$(0.23)	$—	$(0.23)
8/31/2024	$38.27	$(0.32)	$12.01	$11.69	$—	$—	$—	$—
8/31/2023	$37.81	$(0.27)	$0.73	$0.46	$—	$—	$—	$—
8/31/2022	$56.68	$(0.39)	$(9.55)	$(9.94)	$—	$(8.93)	$(0.00)	$(8.93)
8/31/2021[o,q]	$44.88	$(0.56)	$12.94	$12.38	$—	$(0.58)	$—	$(0.58)
8/31/2020[o,q]	$37.93	$(0.32)	$8.82	$8.50	$—	$(1.55)	$—	$(1.55)

Class C
2/28/2025 (Unaudited)	$48.72	$(0.37)	$(2.87)	$(3.24)	$—	$(0.23)	$—	$(0.23)
8/31/2024	$37.60	$(0.62)	$11.74	$11.12	$—	$—	$—	$—
8/31/2023	$37.43	$(0.54)	$0.71	$0.17	$—	$—	$—	$—
8/31/2022	$56.58	$(0.73)	$(9.49)	$(10.22)	$—	$(8.93)	$(0.00)	$(8.93)
8/31/2021[o,q]	$45.14	$(0.97)	$12.99	$12.02	$—	$(0.58)	$—	$(0.58)
8/31/2020[o,q]	$38.45	$(0.62)	$8.90	$8.28	$—	$(1.59)	$—	$(1.59)

Class R3
2/28/2025 (Unaudited)	$49.55	$(0.25)	$(2.93)	$(3.18)	$—	$(0.23)	$—	$(0.23)
8/31/2024	$38.05	$(0.42)	$11.92	$11.50	$—	$—	$—	$—
8/31/2023	$37.68	$(0.36)	$0.73	$0.37	$—	$—	$—	$—
8/31/2022	$56.65	$(0.50)	$(9.54)	$(10.04)	$—	$(8.93)	$(0.00)	$(8.93)
8/31/2021[o,q]	$44.97	$(0.70)	$12.96	$12.26	$—	$(0.58)	$—	$(0.58)
8/31/2020[o,q]	$38.10	$(0.43)	$8.86	$8.43	$—	$(1.56)	$—	$(1.56)

Class R6
2/28/2025 (Unaudited)	$50.73	$(0.08)	$(3.00)	$(3.08)	$—	$(0.23)	$—	$(0.23)
8/31/2024	$38.68	$(0.13)	$12.18	$12.05	$—	$—	$—	$—
8/31/2023	$38.04	$(0.10)	$0.74	$0.64	$—	$—	$—	$—
8/31/2022	$56.74	$(0.18)	$(9.59)	$(9.77)	$—	$(8.93)	$(0.00)	$(8.93)
8/31/2021[o,q]	$44.71	$(0.31)	$12.92	$12.61	$—	$(0.58)	$—	$(0.58)
8/31/2020[o,q]	$37.59	$(0.15)	$8.79	$8.64	$—	$(1.52)	$—	$(1.52)

Sustainable Equity Fund
Investor Class
2/28/2025 (Unaudited)	$48.55	$(0.01)	$4.13	$4.12	$—	$(2.87)	$—	$(2.87)
8/31/2024	$40.54	$0.02	$11.90	$11.92	$(0.10)	$(3.81)	$—	$(3.91)
8/31/2023	$38.86	$0.14	$5.05	$5.19	$(0.01)	$(3.50)	$—	$(3.51)
8/31/2022	$49.85	$0.18	$(6.29)	$(6.11)	$(0.34)	$(4.54)	$—	$(4.88)
8/31/2021[o]	$39.44	$0.18	$12.84	$13.02	$(0.26)	$(2.35)	$—	$(2.61)
8/31/2020[o]	$37.08	$0.22	$5.56	$5.78	$(0.25)	$(3.17)	$—	$(3.42)
See Notes to Financial Highlights

Voluntary Contribution from Management	Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$46.58	(6.36)%[e]	$18.9	1.48%[f]	1.26%[f]	(0.77)%[f]	64%[e]
$—	$49.96	30.55%	$21.1	1.52%	1.26%	(0.77)%	131%
$—	$38.27	1.22%	$16.9	1.53%	1.26%	(0.73)%	129%
$—	$37.81	(20.14)%	$18.2	1.53%	1.26%	(0.88)%	121%
$—	$56.68	27.69%	$26.5	1.49%	1.26%	(1.04)%	127%
$—	$44.88	23.09%	$23.3	1.60%	1.26%	(0.86)%	128%

$—	$45.25	(6.70)%[e]	$6.5	2.20%[f]	2.01%[f]	(1.51)%[f]	64%[e]
$—	$48.72	29.57%	$6.3	2.24%	2.01%	(1.51)%	131%
$—	$37.60	0.45%	$4.3	2.24%	2.01%	(1.49)%	129%
$—	$37.43	(20.74)%	$4.2	2.25%	2.01%	(1.64)%	121%
$—	$56.58	26.75%	$6.6	2.21%	2.01%	(1.79)%	127%
$—	$45.14	22.19%	$4.6	2.30%	2.01%	(1.61)%	128%

$—	$46.14	(6.47)%[e]	$9.2	1.71%[f]	1.51%[f]	(1.01)%[f]	64%[e]
$—	$49.55	30.22%	$10.6	1.76%	1.51%	(1.02)%	131%
$—	$38.05	0.98%	$8.4	1.76%	1.51%	(0.99)%	129%
$—	$37.68	(20.35)%	$5.4	1.77%	1.51%	(1.13)%	121%
$—	$56.65	27.38%	$6.0	1.74%	1.51%	(1.29)%	127%
$—	$44.97	22.80%	$3.7	1.86%	1.51%	(1.11)%	128%

$—	$47.42	(6.12)%[e]	$126.5	0.99%[f]	0.80%[f]	(0.30)%[f]	64%[e]
$—	$50.73	31.15%	$102.1	1.03%	0.80%	(0.31)%	131%
$—	$38.68	1.68%	$89.0	1.03%	0.80%	(0.27)%	129%
$—	$38.04	(19.78)%	$77.7	1.05%	0.80%	(0.42)%	121%
$—	$56.74	28.29%	$53.1	0.99%	0.80%	(0.58)%	127%
$—	$44.71	23.65%	$37.2	1.08%	0.80%	(0.40)%	128%

$—	$49.80	8.41%[e]	$437.7	0.86%[f]	0.86%[f]	(0.04)%[f]	3%[e]
$—	$48.55	31.60%	$421.1	0.88%	0.88%	0.05%	8%
$—	$40.54	14.74%	$354.8	0.87%	0.87%	0.36%	20%
$—	$38.86	(13.70)%	$346.2	0.85%	0.85%	0.40%	14%
$—	$49.85	34.45%	$437.8	0.84%	0.84%	0.40%	16%
$—	$39.44	16.12%	$429.6	0.86%	0.86%	0.59%	21%

Financial Highlights   (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Sustainable Equity Fund (cont’d)
Trust Class
2/28/2025 (Unaudited)	$48.51	$(0.05)	$4.11	$4.06	$—	$(2.87)	$—	$(2.87)
8/31/2024	$40.52	$(0.06)	$11.91	$11.85	$(0.05)	$(3.81)	$—	$(3.86)
8/31/2023	$38.91	$0.07	$5.04	$5.11	$—	$(3.50)	$—	$(3.50)
8/31/2022	$49.90	$0.10	$(6.30)	$(6.20)	$(0.25)	$(4.54)	$—	$(4.79)
8/31/2021[o]	$39.47	$0.10	$12.85	$12.95	$(0.17)	$(2.35)	$—	$(2.52)
8/31/2020[o]	$37.10	$0.15	$5.58	$5.73	$(0.19)	$(3.17)	$—	$(3.36)

Institutional Class
2/28/2025 (Unaudited)	$48.46	$0.03	$4.12	$4.15	$(0.05)	$(2.87)	$—	$(2.92)
8/31/2024	$40.45	$0.10	$11.88	$11.98	$(0.16)	$(3.81)	$—	$(3.97)
8/31/2023	$38.79	$0.20	$5.04	$5.24	$(0.08)	$(3.50)	$—	$(3.58)
8/31/2022	$49.78	$0.25	$(6.27)	$(6.02)	$(0.43)	$(4.54)	$—	$(4.97)
8/31/2021[o]	$39.40	$0.26	$12.81	$13.07	$(0.34)	$(2.35)	$—	$(2.69)
8/31/2020[o]	$37.02	$0.28	$5.57	$5.85	$(0.30)	$(3.17)	$—	$(3.47)

Class A
2/28/2025 (Unaudited)	$48.40	$(0.06)	$4.11	$4.05	$—	$(2.87)	$—	$(2.87)
8/31/2024	$40.44	$(0.06)	$11.88	$11.82	$(0.05)	$(3.81)	$—	$(3.86)
8/31/2023	$38.84	$0.06	$5.04	$5.10	$—	$(3.50)	$—	$(3.50)
8/31/2022	$49.84	$0.09	$(6.28)	$(6.19)	$(0.27)	$(4.54)	$—	$(4.81)
8/31/2021[o]	$39.43	$0.10	$12.83	$12.93	$(0.17)	$(2.35)	$—	$(2.52)
8/31/2020[o]	$37.08	$0.15	$5.57	$5.72	$(0.20)	$(3.17)	$—	$(3.37)

Class C
2/28/2025 (Unaudited)	$46.60	$(0.23)	$3.95	$3.72	$—	$(2.87)	$—	$(2.87)
8/31/2024	$39.30	$(0.37)	$11.48	$11.11	$—	$(3.81)	$—	$(3.81)
8/31/2023	$38.11	$(0.21)	$4.90	$4.69	$—	$(3.50)	$—	$(3.50)
8/31/2022	$49.19	$(0.24)	$(6.17)	$(6.41)	$—	$(4.67)	$—	$(4.67)
8/31/2021[o]	$39.07	$(0.23)	$12.70	$12.47	$—	$(2.35)	$—	$(2.35)
8/31/2020[o]	$36.85	$(0.12)	$5.51	$5.39	$—	$(3.17)	$—	$(3.17)

Class R3
2/28/2025 (Unaudited)	$48.19	$(0.12)	$4.10	$3.98	$—	$(2.87)	$—	$(2.87)
8/31/2024	$40.34	$(0.17)	$11.83	$11.66	$—	$(3.81)	$—	$(3.81)
8/31/2023	$38.84	$(0.03)	$5.03	$5.00	$—	$(3.50)	$—	$(3.50)
8/31/2022	$49.82	$(0.02)	$(6.29)	$(6.31)	$—	$(4.67)	$—	$(4.67)
8/31/2021[o]	$39.41	$(0.01)	$12.84	$12.83	$(0.07)	$(2.35)	$—	$(2.42)
8/31/2020[o]	$37.10	$0.06	$5.56	$5.62	$(0.14)	$(3.17)	$—	$(3.31)
See Notes to Financial Highlights

Voluntary Contribution from Management	Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$49.70	8.29%[e]	$125.3	1.04%[f]	1.04%[f]	(0.22)%[f]	3%[e]
$—	$48.51	31.40%	$136.4	1.06%	1.06%	(0.13)%	8%
$—	$40.52	14.49%	$108.8	1.05%	1.05%	0.18%	20%
$—	$38.91	(13.85)%	$108.5	1.03%	1.03%	0.22%	14%
$—	$49.90	34.21%	$148.7	1.02%	1.02%	0.23%	16%
$—	$39.47	15.95%	$122.9	1.03%	1.03%	0.42%	21%

$—	$49.69	8.49%[e]	$698.5	0.69%[f]	0.69%[f]	0.13%[f]	3%[e]
$—	$48.46	31.86%	$645.2	0.70%	0.70%	0.22%	8%
$—	$40.45	14.92%	$561.9	0.70%	0.70%	0.53%	20%
$—	$38.79	(13.55)%	$608.2	0.68%	0.68%	0.57%	14%
$—	$49.78	34.68%	$896.3	0.67%	0.67%	0.58%	16%
$—	$39.40	16.35%	$689.9	0.68%	0.68%	0.77%	21%

$—	$49.58	8.29%[e]	$143.7	1.05%[f]	1.05%[f]	(0.23)%[f]	3%[e]
$—	$48.40	31.39%	$137.7	1.07%	1.07%	(0.15)%	8%
$—	$40.44	14.49%	$144.8	1.06%	1.06%	0.17%	20%
$—	$38.84	(13.86)%	$133.1	1.04%	1.04%	0.21%	14%
$—	$49.84	34.17%	$160.6	1.04%	1.04%	0.21%	16%
$—	$39.43	15.94%	$98.0	1.05%	1.05%	0.41%	21%

$—	$47.45	7.90%[e]	$36.9	1.80%[f]	1.80%[f]	(0.98)%[f]	3%[e]
$—	$46.60	30.39%	$37.3	1.82%	1.82%	(0.89)%	8%
$—	$39.30	13.64%	$33.7	1.82%	1.82%	(0.58)%	20%
$—	$38.11	(14.49)%	$36.4	1.79%	1.79%	(0.55)%	14%
$—	$49.19	33.19%	$48.0	1.79%	1.79%	(0.53)%	16%
$—	$39.07	15.06%	$40.4	1.79%	1.79%	(0.34)%	21%

$—	$49.30	8.18%[e]	$16.7	1.30%[f]	1.30%[f]	(0.48)%[f]	3%[e]
$—	$48.19	31.01%	$17.2	1.32%	1.32%	(0.39)%	8%
$—	$40.34	14.22%	$16.0	1.32%	1.32%	(0.08)%	20%
$—	$38.84	(14.08)%	$18.6	1.30%	1.30%	(0.05)%	14%
$—	$49.82	33.87%	$23.8	1.29%	1.29%	(0.03)%	16%
$—	$39.41	15.63%	$28.0	1.30%	1.30%	0.16%	21%

Financial Highlights   (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Sustainable Equity Fund (cont’d)
Class R6
2/28/2025 (Unaudited)	$48.45	$0.06	$4.12	$4.18	$(0.07)	$(2.87)	$—	$(2.94)
8/31/2024	$40.45	$0.14	$11.87	$12.01	$(0.20)	$(3.81)	$—	$(4.01)
8/31/2023	$38.80	$0.24	$5.03	$5.27	$(0.12)	$(3.50)	$—	$(3.62)
8/31/2022	$49.79	$0.29	$(6.27)	$(5.98)	$(0.47)	$(4.54)	$—	$(5.01)
8/31/2021[o]	$39.41	$0.30	$12.82	$13.12	$(0.39)	$(2.35)	$—	$(2.74)
8/31/2020[o]	$37.01	$0.32	$5.58	$5.90	$(0.33)	$(3.17)	$—	$(3.50)

Class E
2/28/2025 (Unaudited)	$48.59	$0.19	$4.15	$4.34	$(0.25)	$(2.87)	$—	$(3.12)
Period from 12/6/2023[k] to 8/31/2024	$41.86	$0.27	$10.51	$10.78	$(0.24)	$(3.81)	$—	$(4.05)

U.S. Equity Impact Fund
Institutional Class
2/28/2025 (Unaudited)	$12.59	$0.01	$(0.29)	$(0.28)	$(0.03)	$—	$—	$(0.03)
8/31/2024	$10.05	$0.03	$2.54	$2.57	$(0.03)	$—	$—	$(0.03)
8/31/2023	$8.85	$0.04	$1.17	$1.21	$(0.01)	$—	$—	$(0.01)
8/31/2022	$11.35	$0.01	$(2.50)	$(2.49)	$(0.00)	$(0.01)	$—	$(0.01)
Period from 3/23/2021[k] to 8/31/2021	$10.00	$(0.01)	$1.36	$1.35	$—	$—	$—	$—

Class A
2/28/2025 (Unaudited)	$12.48	$(0.01)	$(0.29)	$(0.30)	$—	$—	$—	$—
8/31/2024	$9.97	$(0.01)	$2.53	$2.52	$(0.01)	$—	$—	$(0.01)
8/31/2023	$8.80	$0.01	$1.17	$1.18	$(0.01)	$—	$—	$(0.01)
8/31/2022	$11.33	$(0.03)	$(2.49)	$(2.52)	$—	$(0.01)	$—	$(0.01)
Period from 3/23/2021[k] to 8/31/2021	$10.00	$(0.02)	$1.35	$1.33	$—	$—	$—	$—

Class C
2/28/2025 (Unaudited)	$12.18	$(0.06)	$(0.27)	$(0.33)	$—	$—	$—	$—
8/31/2024	$9.80	$(0.09)	$2.47	$2.38	$—	$—	$—	$—
8/31/2023	$8.71	$(0.06)	$1.15	$1.09	$—	$—	$—	$—
8/31/2022	$11.29	$(0.10)	$(2.47)	$(2.57)	$—	$(0.01)	$—	$(0.01)
Period from 3/23/2021[k] to 8/31/2021	$10.00	$(0.06)	$1.35	$1.29	$—	$—	$—	$—
See Notes to Financial Highlights

Voluntary Contribution from Management	Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$49.69	8.55%[e]	$131.9	0.59%[f]	0.59%[f]	0.23%[f]	3%[e]
$—	$48.45	31.96%	$114.1	0.61%	0.61%	0.32%	8%
$—	$40.45	15.03%	$111.1	0.60%	0.60%	0.64%	20%
$—	$38.80	(13.47)%	$174.4	0.58%	0.58%	0.66%	14%
$—	$49.79	34.82%	$264.3	0.57%	0.57%	0.68%	16%
$—	$39.41	16.48%	$233.6	0.58%	0.58%	0.88%	21%

$—	$49.81	8.86%[e]	$34.8	0.54%[f]	0.05%[f]	0.78%[f]	3%[e]
$—	$48.59	28.02%[e]	$27.0	0.57%[f]	0.08%[f]	0.84%[f]	8%[l]

$—	$12.28	(2.25)%[e]	$13.5	2.85%[f]	0.90%[f]	0.17%[f]	6%[e]
$—	$12.59	25.69%	$13.9	3.15%	0.90%	0.29%	16%
$—	$10.05	13.72%	$10.9	4.43%	0.90%	0.43%	13%
$—	$8.85	(21.95)%	$5.9	5.26%	0.90%	0.13%	28%
$—	$11.35	13.50%[e]	$6.1	6.59%[f,r]	0.90%[f,r]	(0.19)%[f,r]	7%[e]

$—	$12.18	(2.40)%[e]	$0.2	3.38%[f]	1.26%[f]	(0.20)%[f]	6%[e]
$—	$12.48	25.29%	$0.2	3.69%	1.26%	(0.06)%	16%
$—	$9.97	13.36%	$0.2	5.09%	1.26%	0.07%	13%
$—	$8.80	(22.28)%	$0.1	5.77%	1.26%	(0.29)%	28%
$—	$11.33	13.30%[e]	$0.2	9.83%[f,r]	1.26%[f,r]	(0.48)%[f,r]	7%[e]

$—	$11.85	(2.71)%[e]	$0.0	4.31%[f]	2.01%[f]	(0.94)%[f]	6%[e]
$—	$12.18	24.29%	$0.0	4.59%	2.01%	(0.82)%	16%
$—	$9.80	12.51%	$0.0	6.25%	2.01%	(0.69)%	13%
$—	$8.71	(22.80)%	$0.0	6.76%	2.01%	(0.99)%	28%
$—	$11.29	12.90%[e]	$0.0	18.90%[f,r]	2.01%[f,r]	(1.30)%[f,r]	7%[e]

Notes to Financial Highlights Equity Funds (Unaudited)

a	Calculated based on the average number of shares outstanding during each fiscal period.
b
Total return based on per share NAV reflects the effects of changes in NAV on the performance of each
Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested, but do not reflect the effect of sales charges. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted.
Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses. Total return would have been higher if Management had not recouped previously reimbursed and/or waived expenses.

c
Except for the Fund classes listed below, the class action proceeds listed in Note A of the Notes to Financial
Statements, if any, had no impact on the Funds’ total returns for the six months ended February 28, 2025.
Had the Fund classes listed below not received class action proceeds in 2025, total return on per share NAV for the six months ended February 28, 2025, would have been:

Equity Income Institutional Class	5.48%
Equity Income Class A	5.31%
Equity Income Class C	4.94%
Equity Income Class R3	5.20%
Equity Income Class E	5.76%
Multi-Cap Opportunities Institutional Class	3.32%
Multi-Cap Opportunities Class A	3.11%
Multi-Cap Opportunities Class C	2.70%
Multi-Cap Opportunities Class E	3.64%

Notes to Financial Highlights Equity Funds (Unaudited)  (cont’d)

Except for the Fund classes listed below, the class action proceeds received in 2024, 2023, 2022, and/or
2021, if any, had no impact on the Funds’ total returns for the years ended August 31, 2024, 2023, 2022, and/or 2021. Had the Fund classes listed below not received class action proceeds in 2024, 2023, 2022, and/or 2021, total return based on per share NAV for the years ended August 31, 2024, 2023, 2022, and/or 2021 would have been:

	2024	2023	2022	2021
International Equity Investor Class	—	—	—	28.10%
International Equity Trust Class	—	—	—	28.02%
International Equity Institutional Class	—	—	—	28.30%
International Equity Class A	—	—	—	27.90%
International Equity Class C	—	—	—	26.92%
International Equity Class R6	—	—	—	28.42%
International Select Trust Class	—	—	—	27.98%
International Select Institutional Class	—	—	—	28.42%
International Select Class A	—	—	—	28.00%
International Select Class C	—	—	—	26.96%
International Select Class R3	—	—	—	27.59%
International Select Class R6	—	—	—	28.43%
Large Cap Value Investor Class	—	—	—	49.98%
Large Cap Value Trust Class	—	—	—	49.69%
Large Cap Value Advisor Class	—	—	—	49.41%
Large Cap Value Class A	—	—	—	49.63%
Large Cap Value Class R3	—	—	—	49.23%
Mid Cap Intrinsic Value Investor Class	14.66%	3.80%	—	—
Mid Cap Intrinsic Value Trust Class	14.37%	3.57%	—	—
Mid Cap Intrinsic Value Institutional Class	14.76%	3.91%	—	—
Mid Cap Intrinsic Value Class A	14.39%	3.56%	—	—
Mid Cap Intrinsic Value Class C	13.53%	2.76%	—	—
Mid Cap Intrinsic Value Class R3	14.10%	3.23%	—	—
Mid Cap Intrinsic Value Class R6	14.68%	4.03%	—	—
Multi-Cap Opportunities Institutional Class	25.44%	12.26%	(15.17)%	36.16%
Multi-Cap Opportunities Class A	—	11.93%	(15.43)%	—
Multi-Cap Opportunities Class C	24.07%	11.17%	(16.11)%	—
Multi-Cap Opportunities Class E	—	13.37%	(16.37)%	—
Small Cap Growth Investor Class	—	—	—	27.90%
Small Cap Growth Trust Class	—	—	—	27.66%
Small Cap Growth Advisor Class	—	—	—	27.46%
Small Cap Growth Institutional Class	—	—	—	28.16%
Small Cap Growth Class A	—	—	—	27.64%
Small Cap Growth Class C	—	—	—	26.71%
Small Cap Growth Class R3	—	—	—	27.36%
Small Cap Growth Class R6	—	—	—	28.25%
Sustainable Equity Investor Class	31.54%	—	—	—
Sustainable Equity Trust Class	31.35%	—	—	—
Sustainable Equity Institutional Class	31.81%	—	—	—
Sustainable Equity Class A	31.34%	—	—	—
Sustainable Equity Class C	30.33%	—	—	—

Notes to Financial Highlights Equity Funds (Unaudited)  (cont’d)
	2024	2023	2022	2021
Sustainable Equity Class R3	30.95%	—	—	—
Sustainable Equity Class R6	31.91%	—	—	—
Sustainable Equity Class E	27.96% (1)	—	—	—

(1) Not annualized.

d	Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee.
e	Not annualized.
f	Annualized.
g
Represents the annualized ratio of net expenses to average daily net assets after utilization of the line of credit by Emerging Markets Equity (2024), International Select (2024), International Small Cap (2020) and
Intrinsic Value (2024) and/or reimbursement of expenses and/or waiver of a portion of the investment management fee by Management. Had Emerging Markets Equity, International Select, International Small
Cap and Intrinsic Value not utilized the line of credit, the annualized ratios of net expenses to average daily net assets would have been:

	Year Ended August 31,
	2024	2020
Emerging Markets Equity Institutional Class	1.15%	—
Emerging Markets Equity Class A	1.40%	—
Emerging Markets Equity Class C	2.15%	—
Emerging Markets Equity Class R3	1.81%	—
Emerging Markets Equity Class R6	1.05%	—
International Select Trust Class	1.15%	—
International Select Institutional Class	0.80%	—
International Select Class A	1.16%	—
International Select Class C	1.91%	—
International Select Class R3	1.41%	—
International Select Class R6	0.70%	—
International Small Cap Institutional Class	—	1.05%
International Small Cap Class A	—	1.41%
International Small Cap Class C	—	2.16%
International Small Cap Class R6	—	0.95%
Intrinsic Value Institutional Class	0.95%	—
Intrinsic Value Class A	1.31%	—
Intrinsic Value Class C	2.06%	—
Intrinsic Value Class R6	0.86%	—

Notes to Financial Highlights Equity Funds (Unaudited)  (cont’d)
h
After repayment of expenses previously reimbursed and/or fees previously waived pursuant to the terms of the contractual expense limitation agreements by Management, as applicable. Had the Fund not made such repayments, the annualized ratios of net expenses to average net assets would have been:

	Six Months Ended February 28,	Year Ended August 31,
	2025	2023	2022	2021	2020
Emerging Markets Equity Institutional Class	—	—	—	1.21%	1.24%
Emerging Markets Equity Class R3	—	—	—	1.90%	—
Emerging Markets Equity Class R6	—	—	—	1.10%	1.11%
Focus Institutional Class	0.75%	—	—	0.74%	—
Focus Class A	—	—	—	1.11%	—
Genesis Class R6	—	—	—	—	0.74%
Intrinsic Value Institutional Class	—	—	0.96%	0.99%	—
Intrinsic Value Class A	—	1.32%	1.33%	—	—
Intrinsic Value Class C	—	2.06%	2.07%	2.11%	—
Intrinsic Value Class R6	—	—	—	0.89%	—
Large Cap Growth Class R3	—	1.35%	1.34%	—	1.31%
Large Cap Growth Class R6	0.56%	0.59%	—	—	0.56%
Large Cap Value Class R3	—	—	—	—	1.33%
Large Cap Value Class R6	—	—	—	—	0.59%
Mid Cap Intrinsic Value Class R6	—	—	—	—	0.74%

i	Includes ECJ tax reclaims. Without these, net investment income per share would have been:

	Six Months Ended February 28,	Year Ended August 31,
	2025	2024
Equity Income Institutional Class	$0.14	—
Equity Income Class A	$0.11	—
Equity Income Class C	$0.06	—
Equity Income Class R3	$0.09	—
Equity Income Class E	$0.18	—
International Equity Investor Class	—	$0.18
International Equity Trust Class	—	$0.17
International Equity Institutional Class	—	$0.21
International Equity Class A	—	$0.16
International Equity Class C	—	$0.06
International Equity Class R6	—	$0.23
International Equity Class E	—	$0.31

Notes to Financial Highlights Equity Funds (Unaudited)  (cont’d)
Includes ECJ tax reclaims. Without these, the ratio of net investment income to average net assets would have been:

	Six Months Ended February 28,	Year Ended August 31,
	2025	2024
Equity Income Institutional Class	1.97%	—
Equity Income Class A	1.60%	—
Equity Income Class C	0.85%	—
Equity Income Class R3	1.34%	—
Equity Income Class E	2.63%	—
International Equity Investor Class	—	1.43%
International Equity Trust Class	—	1.37%
International Equity Institutional Class	—	1.63%
International Equity Class A	—	1.27%
International Equity Class C	—	0.45%
International Equity Class R6	—	1.79%
International Equity Class E	—	2.47%

j	Had the Fund not received ECJ tax reclaim income, the total return based on per share NAV would have been:

	Six Months Ended February 28,	Year Ended August 31,
	2025	2024
Equity Income Institutional Class	5.48%	—
Equity Income Class A	5.31%	—
Equity Income Class C	4.94%	—
Equity Income Class R3	5.20%	—
Equity Income Class E	5.76%	—
International Equity Investor Class	—	20.44%
International Equity Trust Class	—	20.39%
International Equity Institutional Class	—	20.66%
International Equity Class A	—	20.31%
International Equity Class C	—	19.30%
International Equity Class R6	—	20.88%
International Equity Class E	—	21.75%

k	The date investment operations commenced.
l
Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period ended
August 31, 2024 for Sustainable Equity and for the year ended August 31, 2022, for Equity Income,
Genesis, International Equity, Large Cap Value, Multi-Cap Opportunities and Real Estate.

Notes to Financial Highlights Equity Funds (Unaudited)  (cont’d)
m	Includes ECJ tax reclaims professional fees. Without these, the ratio of net expenses to average daily net assets would have been:

Year Ended August 31,
2024
International Equity Investor Class	1.07%
International Equity Trust Class	1.13%
International Equity Institutional Class	0.85%
International Equity Class A	1.21%
International Equity Class C	1.96%
International Equity Class R6	0.75%
International Equity Class E	0.06%

n	Had International Equity not received the voluntary contribution in 2020, the total return based on per share NAV for the year ended August 31, 2020 would have been:

Year Ended August 31, 2020
International Equity Investor Class	15.31%
International Equity Trust Class	15.33%
International Equity Institutional Class	15.66%
International Equity Class A	15.19%
International Equity Class C	14.33%
International Equity Class R6	15.83%

o	This information has been audited by a different independent public accounting firm.
p	Consolidated financial highlights. See Note A in the Notes to Consolidated Financial Statements.
q
After the close of business on July 23, 2021, the Funds’ applicable classes underwent a stock split or reverse stock split. The per share data presented here has been retroactively adjusted to reflect this split.

r	Organization expense, which is a non-recurring expense, is included in these ratios on a non-annualized basis.

Directory
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Board Consideration of the Management Agreements
On an annual basis, the Board of Trustees (the "Board" or "Trustees") of Neuberger Berman Equity Funds (the "Trust"), including the Trustees who are not "interested persons" of the Trust or of Neuberger Berman Investment Advisers LLC ("Management") (including its affiliates), as such term is defined under the Investment Company Act of 1940, as amended ("1940 Act"), ("Independent Fund Trustees"), considers whether to continue the management agreements with Management (the "Agreements") with respect to each series (each a "Fund"). Throughout the process, the Independent Fund Trustees are advised by counsel that is experienced in 1940 Act matters and that is independent of Management ("Independent Counsel"). At a meeting held on September 26, 2024, the Board, including the Independent Fund Trustees, approved the continuation of the Agreements for each Fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each Fund and its shareholders; (ii) a comparison of each Fund’s performance, fees and expenses relative to its benchmark, various peers or similar accounts, as applicable; (iii) the costs of the services provided by, and the estimated profit or loss by Management from its relationships with each Fund; (iv) any apparent or anticipated economies of scale in relation to the services Management provides to each Fund and whether any such economies of scale are shared with Fund shareholders; and (v) any "fall-out" benefits likely to accrue to Management and its affiliates from their relationship with each Fund.
In evaluating the Agreements with respect to each Fund, the Board, including the Independent Fund Trustees, reviewed extensive materials provided by Management in response to questions submitted by the Independent Fund Trustees and Independent Counsel, which the Contract Review Committee annually considers and updates. It also met with senior representatives of Management regarding its personnel, operations, and profitability as they relate to the Funds. The annual contract review extends over at least two regular meetings of the Board to allow Management additional time to respond to any questions the Independent Fund Trustees may have on their initial review of the materials and for the Independent Fund Trustees to consider those responses.
In connection with its deliberations, the Board also considered the broad range of information relevant to the annual contract review that is provided to the Board (including its various standing committees) at meetings throughout the year. The Board established the Contract Review Committee, which is comprised solely of Independent Fund Trustees, to assist in its evaluation and analysis of materials for the annual contract review. The Board has also established other committees that focus throughout the year on specific areas relevant to the annual contract review, such as Fund performance or compliance matters, and that are charged with specific responsibilities regarding the annual contract review. Those committees provide reports to the full Board, including the members of the Contract Review Committee, which consider that information as part of the annual contract review process.
The Independent Fund Trustees received from Independent Counsel a memorandum discussing the legal standards for their consideration of the proposed continuation of the Agreements. During the course of the year and during their deliberations regarding the annual contract review, the Contract Review Committee and the Independent Fund Trustees met with Independent Counsel separately from representatives of Management.
Provided below is a description of the Board’s contract approval process and material factors that the Board considered at its meetings regarding renewals of the Agreements and the compensation to be paid thereunder. In connection with its approval of the continuation of the Agreements, the Board evaluated the terms of the Agreements, the overall fairness of the Agreements to each Fund, and whether the Agreements were in the best interests of each respective Fund and its shareholders. The Board’s determination to approve the continuation of the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and in connection with the annual contract review. The Board considered each Fund’s investment management agreement separately from those of the other Funds.
This description is not intended to include all of the factors considered by the Board. The Board members did not identify any particular information or factor that was all-important or controlling, and each Trustee may have attributed different weights to the various factors. Additionally, the information and factors considered, and weight placed on any particular information or factor may change over time. The Board focused on the costs and benefits of the Agreements to each Fund and, through the Fund, its shareholders.
Nature, Extent, and Quality of Services
With respect to the nature, extent, and quality of the services provided, the Board considered the investment philosophy and decision-making processes of, and the qualifications, experience, capabilities, and succession plans of, and the resources available to, the portfolio management personnel of Management who perform services for the Funds. The Board noted that Management also provides certain administrative services, including fund accounting, compliance, and shareholder support services. The Board also considered Management’s policies and practices regarding brokerage, commissions, other trading costs, and allocation of portfolio transactions, and reviewed the quality of the execution services that Management had provided. The Board also reviewed Management’s use of brokers to execute Fund transactions that provide research services to Management. Moreover, the Board considered Management’s approach to potential conflicts of interest both generally and between the Funds’ investments and those of other funds or accounts managed by Management.
The Board recognized the extensive range of services that Management provides to the Funds beyond the investment management services. The Board noted that Management is also responsible for monitoring compliance with the Fund’s investment objectives, policies, and restrictions, as well as compliance with applicable law, including implementing regulatory initiatives of the U.S. Securities and Exchange Commission and other regulators. The Board considered that Management assumes significant ongoing entrepreneurial and business risks as the investment adviser and sponsor for the Funds, for which it is entitled to reasonable compensation. The Trustees also considered that Management’s responsibilities include continual management of investment, operational, cybersecurity, enterprise, valuation, liquidity, legal, regulatory, and compliance risks as they relate to the Funds, and the Board considers on a regular basis information regarding Management’s processes for monitoring and managing risk. In addition, the Board also noted that when Management launches a new fund or share class, it assumes entrepreneurial risk with respect to that fund or share class, until it maintains a certain level of assets, if ever, that is profitable to Management.
The Board also reviewed and evaluated Management’s activities under its contractual obligation to oversee the Funds’ various outside service providers, including its renegotiation of certain service providers’ fees and its evaluation of service providers’ infrastructure, cybersecurity programs, compliance programs, and business continuity programs, among other matters. The Board also considered Management’s ongoing development of its own infrastructure and information technology to support the Funds through, among other things, cybersecurity, business continuity planning, and risk management. In addition, the Board noted the positive compliance history of Management, as no significant compliance problems were reported to the Board with respect to Management. The Board also considered the general structure of the portfolio managers’ compensation and whether this structure provides appropriate incentives to act in the best interests of the Funds. The Board also considered the ability of Management to attract and retain qualified personnel to service the Funds and the ability to plan for succession.
Fund Performance
The Board requested a report from an outside consulting firm that specializes in the analysis of fund industry data that compared each Fund’s performance, along with its fees and other expenses, to various peers, including a group of industry peers (“Expense Group”) and a broader universe of funds pursuing generally similar strategies with the same investment classification and/or objective ("Performance Universe"). The Board considered each Fund’s performance and fees in light of the limitations inherent in the consulting firm’s methodology for constructing such comparative groups and determining which investment companies should be included in the comparative groups, noting differences as compared to certain fund industry ranking and rating systems. The

Board also considered the impact and inherent limitation on the comparisons due to the number of funds included in certain of the Funds’ Expense Groups and Performance Universes.
With respect to investment performance, the Board considered information regarding each Fund’s short-, intermediate- and long-term performance, as applicable, net of the Fund’s fees and expenses, on an absolute basis, relative to a benchmark index that does not deduct the fees or expenses of investing, and compared to the performance of its Performance Universe. The Board also reviewed performance in relation to certain measures of the degree of investment risk undertaken by the portfolio managers.
In the case of underperformance for any of the periods reported, the Board considered the magnitude and duration of that underperformance relative to the Performance Universe and/or the benchmark (e.g., the amount by which a Fund underperformed, including, for example, whether the Fund slightly underperformed or significantly underperformed its benchmark). For those Funds that the Board identified as having underperformed their benchmark indices and/or Performance Universe to an extent, or over a period of time, that the Board felt warranted additional inquiry, the Board discussed with Management each such Fund’s performance, potential reasons for the relative performance, and, if necessary, steps that Management had taken, or intended to take, to improve performance.  The Board also considered Management’s responsiveness with respect to the relative performance. The Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board further acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance. In this regard, the Board noted that performance is only one of the factors that it deems relevant to its consideration of the Agreements and that, after considering all relevant factors, it can determine to approve the continuation of the Agreements notwithstanding a Fund’s relative performance.
Fee Rates, Profitability, and Fall-out Benefits
With respect to the overall fairness of the Agreements, the Board considered the fee structure for each Fund under the Agreements as compared to the Expense Group provided by the consulting firm, as discussed above. The Board reviewed a comparison of each Fund’s management fee to its Expense Group. The Board noted that the comparative management fee analysis includes, in each Fund’s management fee, the separate administrative fees paid to Management. However, the Board noted that some funds in the Expense Group pay directly from fund assets for certain services that Management covers out of the administration fees for the Funds. Accordingly, the Board also considered each Fund’s total expense ratio as compared with its Expense Group as a way of taking account of these differences.
The Board compared each Fund’s contractual and actual management fees to the contractual and actual management fees, respectively, of that Fund’s Expense Group. (The actual management fees are the contractual management fees reduced by any fee waivers or other adjustments.) The Board also compared each Fund’s total expenses to the total expenses of that Fund’s Expense Group. Where a Fund’s management fee or total expenses were relatively higher than the Expense Group, the Board considered whether specific portfolio management, administration or oversight needs contributed to the Fund’s management fee or total expenses. The Board also noted that for some classes of certain Funds, the overall expense ratio is maintained through a contractual or voluntary fee cap and/or expense reimbursements by Management. The Board also considered the extent to which Management currently waives management fees and/or reimburses any Fund for other Fund-level expenses at different rates for different share classes and the process for monitoring the use of such waivers to guard against any such waiver resulting in any cross-subsidization by one share class of another share class.
In concluding that the benefits accruing to Management and its affiliates by virtue of their relationship with each Fund were reasonable in light of the costs of providing the investment advisory and other services and the benefits accruing to that Fund, the Board reviewed specific data as to Management’s estimated profit or loss on each Fund for a recent period on a pre-tax basis without regard to distribution expenses. (The Board also reviewed data on Management’s estimated profit or loss on each Fund after distribution expenses and taxes were factored in, as indicators of the health of the business and the extent to which Management is directing its profits into the growth of the business.)  The Board considered the cost allocation methodology that Management used in developing its estimated profitability figures. In addition, the Board engaged an independent accounting firm the prior year to review the profitability methodology utilized by Management when preparing this information and, discussed with the accounting firm its conclusion that Management’s process for calculating and reporting its estimated profit or loss aligned with the consultant’s guiding principles and industry practices.
The Board further noted Management’s representation that its estimate of profitability is derived using a methodology that is consistent with the methodology used to assess and/or report measures of profitability elsewhere at the firm. In addition, the Board recognized that Management’s calculations regarding its costs may not reflect all risks, including regulatory, legal, operational, cybersecurity, reputational, and, where appropriate, entrepreneurial risks, associated with offering and managing a fund in the current regulatory and market environment. The Board also considered any fall-out (i.e., indirect) benefits likely to accrue to Management or its affiliates from their relationship with each Fund, such as research it may receive from broker-dealers executing the Funds’ portfolio transactions on an agency basis. The Board recognized that Management and its affiliates should be entitled to earn a reasonable level of profits for services they provide to each Fund and, based on its review, concluded that Management’s reported level of estimated profitability, if any, on each Fund was reasonable.
Information Regarding Services to Other Clients
The Board also considered whether there were other funds or separate accounts that were advised or sub-advised by Management or its affiliates with investment objectives, policies, and strategies that were similar to those of any of the Funds. In the cases where such funds or separate accounts exist, the Board compared the fees charged to the respective Fund to the fees charged to such comparable funds and/or separate accounts. The Board considered the appropriateness and reasonableness of any differences between the fees charged to a Fund and such comparable funds and/or separate accounts, and determined that differences in fees and fee structures were consistent with the differences in the management and other services provided. The Board explored with Management its assertion that to the extent the rates of fees paid by some such accounts, except other Neuberger Berman registered funds, were lower than the fee rates paid by the corresponding Funds, the differences reflected Management’s greater level of responsibilities and significantly broader scope of services to the Funds, the more extensive regulatory obligations and risks associated with managing the Funds, and other financial considerations with respect to creation, sponsorship, and maintenance of the Funds.
Economies of Scale
The Board also evaluated apparent or anticipated economies of scale in relation to the services Management provides to each Fund. In addition, the Board considered the expense limitation and/or fee waiver arrangements that reduce many Funds’ expenses at some or all asset levels, which can have an effect similar to breakpoints in sharing economies of scale with shareholders and provide protection from an increase in expenses if a Fund’s assets decline.
The Trustees took into account that certain Funds do not have breakpoints in their fees. As to those Funds whose advisory fees do not have breakpoints, the Board discussed with Management the reasons why the Fund’s particular investment program was less likely than others to produce economies of scale. In addition, for Funds that do not have breakpoints, the Board considered that setting competitive fee rates and pricing a Fund to scale before it has actually experienced an increase in assets are other means of sharing potential economies of scale with shareholders. The Board also considered that Management has provided, at no added cost to the Funds, certain additional services, including but not limited to, services required by new regulations or regulatory interpretations, services impelled by changes in the securities markets or the business landscape, and/or services requested by the Board. The Board considered that this is a way of sharing economies of scale with the Funds and their shareholders.

Fund-by-Fund Analysis
With regard to the investment performance of each Fund and the fees charged to each Fund, the Board considered the following information. The Performance Universes referenced in this section are those identified by the consulting firm, as discussed above, and the risk/return ratios referenced are the Sharpe and Information ratios provided by the consulting firm. With respect to performance quintile rankings for a Fund compared to its Performance Universe, the first quintile represents the highest (best) performance, and the fifth quintile represents the lowest performance. With respect to the quintile rankings for fees and total expenses (net of waivers or other adjustments, if any) for a Fund compared to its Expense Group, the first quintile represents the lowest (best) fees and/or total expenses and the fifth quintile represents the highest fees and/or total expenses. Where a Fund has more than one class of shares outstanding, information for a single class has been provided as identified below.  The Board reviewed the expense structures of all the other classes of shares of the Funds, some of which have higher fees and expenses that reflect their separate distribution and servicing arrangements and the differing needs of different investors. As a proxy for the class expense structure, the Board reviewed the expenses of each class for at least one Fund in the Trust in comparison to Expense Groups for those classes. The Board noted the effect of higher expenses on the performance of the other classes of shares.
• Neuberger Berman Dividend Growth Fund (Institutional Class)— The Board considered that, based on performance data for the periods ended March 31, 2024: (1) as compared to its benchmark, the Fund’s performance was lower for the 1-, 3- and 5-year periods and; (2) as compared to its Performance Universe, the Fund’s performance was in the fifth quintile for the 1- and 3-year periods and the fourth quintile for the 5-year period.  The Fund was launched in 2015 and therefore does not have 10-year performance for the period. The Board also considered that for the 7-month period ending July 31, 2024, the Fund ranked in the third quintile of its Lipper peer category. The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee ranked in the third quintile and actual management fee net of fees waived by Management and total expenses each ranked in the first quintile.
• Neuberger Berman Emerging Markets Equity Fund (Institutional Class)— The Board considered that, based on performance data for the periods ended March 31, 2024: (1) as compared to its benchmark, the Fund’s performance was lower for the 1-, 3-, 5- and 10-year periods; and (2) as compared to its Performance Universe, the Fund’s performance was in the fourth quintile for the 1-, 3- and 10-year periods and the fifth quintile for the 5-year period.  The Board also considered that for the 7-month period ending July 31, 2024, the Fund outperformed its benchmark and ranked in the first quintile of both its Morningstar and Lipper peer categories. The Board discussed with Management the additional portfolio management resource that was added to the Fund in October 2022, its ongoing evaluation of the resources devoted to the Fund, and the steps it was taking with respect to the Fund’s performance.  The Board also met with the portfolio management team in March 2024. The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee, actual management fee net of fees waived by Management and total expenses each ranked in the fifth quintile.  In addition, the Board discussed Management’s determination to continue the voluntary management fee waiver for the Fund and the corresponding reduction in the Fund’s expense limitations for each class, neither of which is captured in the data used for comparison purposes to the Fund’s Expense Group.
• Neuberger Berman Equity Income Fund (Institutional Class)— The Board considered that, based on performance data for the periods ended March 31, 2024: (1) as compared to its benchmark, the Fund’s performance was lower for the 1-, 3-, 5- and 10-year periods and (2) as compared to its Performance Universe, the Fund’s performance was in the fifth quintile for the 1-, 3-, 5- and 10-year periods. In addition, the Board met with the portfolio management team in June 2024. The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee and total expenses each ranked in the second quintile and actual management ranked in the fourth quartile.

• Neuberger Berman Focus Fund (Investor Class)— The Board considered that, based on performance data for the periods ended March 31, 2024: (1) as compared to its benchmark, the Fund’s performance was higher for the 1-year period and lower for the 3-, 5- and 10-year periods; and (2) as compared to its Performance Universe, the Fund’s performance was in the third quintile for the 1-year period, the fourth quintile for the 3-year period and the fifth quintile for the 5- and 10-year periods.  In addition, the Board met with the portfolio management team in June 2024. The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee ranked in the second quintile, actual management fee net of fees waived by Management ranked in the third quintile and total expenses inclusive of any 12b-1/non-12b-1 service fees ranked in the first quintile.
• Neuberger Berman Genesis Fund (Institutional Class)— The Board considered fee and performance data from two sets of peer groups: one with only small-cap growth funds and one with small-blend funds, which include small cap funds where neither growth nor value characteristics predominate.  The Board considered that, based on performance data for the periods ended March 31, 2024: (1) as compared to its benchmark, the Fund’s performance was lower for the 1-year period and higher for the 3-, 5- and 10-year periods; (2) as compared to its small-cap growth Performance Universe, the Fund’s performance was in the fourth quintile for the 1-year period, the first quintile for the 3-year period and the second quintile for the 5- and 10-year periods; and (3) as compared to its small-blend Performance Universe, the Fund’s performance was in the fifth quintile for the 1-year period, the third quintile for the 3-year period, the second quintile for the 5-year period and the first quintile for the 10-year period.  The Board took into account that the Fund showed a risk/return ratio that was better than the median of its small-cap growth Performance Universe for the 3- and 5-year periods, and was better than the median of its small-blend Performance Universe for the 5-year period, meaning that per unit of risk taken versus a presumed risk-free investment, the Fund achieved a higher level of return than the median of those Performance Universes for those same periods.  The Board also took into account information regarding the effect that the composition of the Fund’s peer groups had on the Fund’s performance relative to its peers, noting Management’s belief that the small-blend group provides a more appropriate comparison to the Fund. In addition, the Board met with the portfolio management team in December 2023. The Board considered that: (1) as compared to its small-cap growth Expense Group, the Fund’s contractual management fee ranked in the fourth quintile, actual management fee ranked in the third quintile and total expenses ranked in the second quintile; and (2) as compared to its small-blend Expense Group, the Fund’s contractual management fee and actual management fee each ranked in the fifth quintile and total expenses ranked in the second quintile.
• Neuberger Berman International Equity Fund (Institutional Class)— The Board considered that, based on performance data for the periods ended March 31, 2024: (1) as compared to its benchmark, the Fund’s performance was lower for the 1-, 3-, 5- and 10-year periods; and (2) as compared to its Performance Universe, the Fund’s performance was in the fourth quintile for the 1- and 3-year periods, the third quintile for the 5-year period and the second quintile for the 10-year period. The Board also considered that for the 7-month period ending July 31, 2024, the Fund outperformed its benchmark and ranked in the first quintile of both its Morningstar and Lipper peer categories. The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee and actual management fee net of fees waived by Management each ranked in the fifth quintile and total expenses ranked in the third quintile.
• Neuberger Berman International Select Fund (Institutional Class)— The Board considered that, based on performance data for the periods ended March 31, 2024: (1) as compared to its benchmark, the Fund’s performance was lower for the 1-, 3-, 5- and 10-year periods; and (2) as compared to its Performance Universe, the Fund’s performance was in the third quintile for the 1- and 5-year periods, the fourth quintile for the 3-year period and the second quintile for the 10-year period. The Board also considered that for the 7-month period ending July 31, 2024, the Fund outperformed its benchmark and ranked in the first quintile of both its Morningstar and Lipper peer categories. The Board considered that, as compared to its Expense

Group, the Fund’s contractual management fee ranked in the first quintile and its actual management fee net of fees waived by Management and total expenses each ranked in the second quintile.
• Neuberger Berman International Small Cap Fund (Institutional Class)— The Board considered that, based on performance data for the periods ended March 31, 2024: (1) as compared to its benchmark, the Fund’s performance was lower for the 1-year period and higher for the 3- and 5-year periods; and (2) as compared to its Performance Universe, the Fund’s performance was in the third quintile for the 1-year period and the first quintile for the 3- and 5-year periods.  The Fund was launched in 2016 and therefore does not have 10-year performance. The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee and total expenses each ranked in the third quintile and actual management fee net of fees waived by Management ranked in the first quintile.
• Neuberger Berman Intrinsic Value Fund (Institutional Class)— The Board considered that, based on performance data for the periods ended March 31, 2024: (1) as compared to its benchmark, the Fund’s performance was lower for the 1- and 3-year periods and higher for the 5- and 10-year periods; and (2) as compared to its Performance Universe, the Fund’s performance was in the fifth quintile for the 1-year period, the fourth quintile for the 3-year period, the third quintile for the 5-year period and the second quintile for the 10-year period. The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee and actual management fee each ranked in the fourth quintile and total expenses ranked in the third quintile.
• Neuberger Berman Large Cap Growth Fund (Institutional Class)— The Board considered that, based on performance data for the periods ended March 31, 2024: (1) as compared to its benchmark, the Fund’s performance was lower for the 1-, 3-, 5- and 10-year periods; and (2) as compared to its Performance Universe, the Fund’s performance was in the fourth quintile for the 1-year period, the first quintile for the 3- and 5-year periods and the third quintile for the 10-year period.  The Board took into account that the Fund showed a risk/return ratio that was better than the median for the 3- and 5-year periods, meaning that per unit of risk taken versus a presumed risk-free investment, the Fund achieved a higher level of return than the median of that Performance Universe for those same periods.  In addition, the Board met with the portfolio management team in September 2024. The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee, actual management fee and total expenses each ranked in the second quintile.
• Neuberger Berman Large Cap Value Fund (Institutional Class)— The Board considered that, based on performance data for the periods ended March 31, 2024: (1) as compared to its benchmark, the Fund’s performance was lower for the 1- and 3-year periods, and higher for the 5- and 10-year periods; and (2) as compared to its Performance Universe, the Fund’s performance was in the fifth quintile for the 1- and 3-year periods, in the second quintile for the 5-year period, and in the first quintile for the 10-year period.  The Board also took into account that the Fund showed a risk/return ratio that was better than the median of its Performance Universe for the 5-year period, meaning that per unit of risk taken versus a presumed risk-free investment, the Fund achieved a higher level of return than the median of its Performance Universe for that same period.  In addition, the Board met with the portfolio management team in December 2023. The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee and actual management fee each ranked in the third quintile and total expenses ranked in the second quintile.
• Neuberger Berman Mid Cap Growth Fund (Institutional Class)— The Board considered that, based on performance data for the periods ended March 31, 2024: (1) as compared to its benchmark, the Fund’s performance was lower for the 1-, 3-, 5- and 10-year periods; and (2) as compared to its Performance Universe, the Fund’s performance was in the second quintile for the 1-, 5- and 10-year periods and the third quintile for the 3-year period. The Board also considered that for the 7-month period ending July 31, 2024, the Fund outperformed its benchmark and ranked in the first quintile of both its Morningstar and Lipper peer categories.    The Board also took into account that the Fund showed a risk/return ratio that was better than the median of its Performance Universe for the 3- and 5-year periods, meaning that per unit of risk taken versus a presumed risk-free investment, the Fund achieved a higher level of return than the median of its Performance Universe for those same periods. The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee and actual management fee each ranked in the second quintile and total expenses ranked in the first quintile.
• Neuberger Berman Mid Cap Intrinsic Value Fund (Institutional Class)— The Board considered that, based on performance data for the periods ended March 31, 2024: (1) as compared to its benchmark, the Fund’s performance was lower for the 1-, 3-, 5- and 10-year periods; and (2) as compared to its Performance Universe, the Fund’s performance was in the fourth quintile for the 1- and 3-year periods and the fifth quintile for the 5- and 10-year periods. The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee and actual management fee net of fees waived by Management each ranked in the first quintile and total expenses ranked in the third quintile.
• Neuberger Berman Multi-Cap Opportunities Fund (Institutional Class)— The Board considered that, based on performance data for the periods ended March 31, 2024: (1) as compared to its benchmark, the Fund’s performance was lower for the 1-, 3-, 5- and 10-year periods; and (2) as compared to its Performance Universe, the Fund’s performance was in the fourth quintile for the 1- and 10-year periods and the fifth quintile for the 3- and 5-year periods. The Board noted that for the 7-month period ending July 31, 2024, the Fund ranked in the second quintile of its Lipper peer category and the third quintile of its Morningstar peer category. In addition, the Board met with the portfolio management team in June 2024. The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee ranked in the third quintile and actual management fee and total expenses each ranked in the fourth quintile.
• Neuberger Berman Real Estate Fund (Institutional Class)— The Board considered that, based on performance data for the periods ended March 31, 2024: (1) as compared to its benchmark, the Fund’s performance was lower for the 1-, 3- and 10-year periods and higher for the 5-year period; and (2) as compared to its Performance Universe, the Fund’s performance was in the fifth quintile for the 1-year period, the fourth quintile for the 3-year period and the second quintile for the 5- and 10-year periods.  The Board also took into account that the Fund showed a risk/return ratio that was better than the median of its Performance Universe for the 5-year period, meaning that per unit of risk taken versus a presumed risk-free investment, the Fund achieved a higher level of return than the median of its Performance Universe for that same period. The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee ranked in the fifth quintile, actual management fee net of fees waived by Management ranked in the fourth quintile and total expenses ranked in the third quintile.
• Neuberger Berman Small Cap Growth Fund (Institutional Class)— The Board considered that, based on performance data for the periods ended March 31, 2024: (1) as compared to its benchmark, the Fund’s performance was higher for the 1-, 3-, 5- and 10-year periods; and (2) as compared to its Performance Universe, the Fund’s performance was in the first quintile for the 1- and 10-year periods and the second quintile for the 3- and 5-year periods. The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee ranked in the fifth quintile and actual management fee net of fees waived by Management and total expenses each ranked in the second quintile.
• Neuberger Berman Sustainable Equity Fund (Institutional Class)— The Board considered that, based on performance data for the periods ended March 31, 2024: (1) as compared to its benchmark, the Fund’s performance was higher for the 1-year period and was lower for the 3-, 5- and 10-year periods; and (2) as compared to its Performance Universe, the Fund’s performance was in the first quintile for the 1-year period and the third quintile for the 3-, 5- and 10-year periods. The Board also considered that for the 7-month period ending July 31, 2024, the Fund outperformed its benchmark and ranked in the first quintile of both its Morningstar and Lipper peer categories. The Board took into account that the Fund showed a risk/return ratio that was better than the median of its Performance Universe for the 5-year period, meaning that per unit of risk taken versus a presumed risk-free investment, the Fund achieved a higher level of return than the median of its Performance Universe for that same period.  The Board also took into account that as of April 2022, management of the Fund is under a new portfolio manager and changes were made to the Fund’s investment strategy then and again in May 2024.  In addition, the Board met with the portfolio management team in September 2024. The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee, actual management fee and total expenses each ranked in the fourth quintile.
• Neuberger Berman U.S. Equity Impact Fund (Institutional Class)—  The Board considered that, based on performance data for the periods ended March 31, 2024: (1) as compared to its benchmark, the Fund’s performance was lower for the 1- and 3-year periods and (2) as compared to its Performance Universe, the Fund’s performance was in the fourth quintile for the 1- and 3-year periods. The Board noted that for the 7-month period ending July 31, 2024, the Fund ranked in the first quintile of its Morningstar peer category and the second quintile for its Lipper peer category.   The Board considered that the Fund had limited performance history as it was launched in March 2021. The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee ranked in the third quintile, actual management fee net of fees waived by Management ranked in the first quintile and total expenses ranked in the second quintile.
Conclusions
In approving the continuation of the Agreements, the Board concluded that, in its business judgment, the terms of each Agreement are fair and reasonable to each Fund and that approval of the continuation of the Agreements is in the best interests of each Fund and its shareholders. In reaching this determination, the Board considered that Management could be expected to continue to provide a high level of service to each Fund; that the performance of each Fund was satisfactory over time, or, in the case of a Fund that underperformed relative to its Performance Universe, that the Board retained confidence in Management’s capabilities to manage each Fund; that each Fund’s fee structure appeared to the Board to be reasonable given the nature, extent, and quality of services provided; and that the benefits accruing to Management and its affiliates by virtue of their relationship with each Fund were reasonable in light of the costs of providing the investment advisory and other services and the benefits accruing to each Fund. The Board’s conclusions are based in part on its consideration of materials prepared in connection with the approval or continuance of the Agreements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year, in addition to material prepared specifically for the most recent annual review of the Agreements.

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Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Retail Services: 800.877.9700
Broker-Dealer and Institutional Services: 800.366.6264/888.556.9030
www.nb.com
Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds. Shares are sold only through the currently effective prospectus which you can obtain by calling 877.628.2583. An investor should consider carefully a Fund’s investment objectives, risks and fees and expenses, which are described in its prospectus, before investing.

I0134  04/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There was nothing to report with respect to this item.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There was nothing to report with respect to this item.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to trustees, officers, and others for each series is disclosed in the Registrant's financial statements, which is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding the basis for the approval of the investment advisory contracts is disclosed in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

Item 12.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15.  Submission of Matters to a Vote of Security Holders.

There were no changes to the procedures by which shareholders may recommend nominees to the Board.

Item 16.  Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable to the Registrant.

Item 19.  Exhibits.

(a)(1)	A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Absolute Return Multi-Manager Fund’s Form N-CSR, Investment Company Act file number 811-21715 (filed January 6, 2025).

(a)(2)	Not applicable to the Registrant.

(a)(3)	The certifications required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(4)	Not applicable to the Registrant.

(a)(5)	Not applicable to the Registrant.

(b)	The certification required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act is furnished herewith.

The certification furnished pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act will not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Equity Funds

By: /s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: May 1, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: May 1, 2025

By: /s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: May 1, 2025